UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: July 31, 2010

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Semi-Annual Report

July 31, 2010

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (BofA Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	12
Global Bond Portfolio (Goldman Sachs Asset Management International)	37
High-Yield Bond Portfolio (PineBridge Investments, LLC)	48
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	61
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	75
MFS Total Return Portfolio (Massachusetts Financial Services Company)	90
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	103
Equity Index Portfolio (FAF Advisors, Inc.)	107
Growth-Income Portfolio (AllianceBernstein L.P.)	117
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	121
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	124
“Dogs” of Wall Street Portfolio (SunAmerica Asset Management Corp.)	128
Alliance Growth Portfolio (AllianceBernstein L.P.)	131
Capital Growth Portfolio (OppenheimerFunds, Inc.)	134
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	137
Fundamental Growth Portfolio (Wells Capital Management, Incorporated)	141
Blue Chip Growth Portfolio (SunAmerica Asset Management Corp.)	144
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	147
Small Company Value Portfolio (Franklin Advisory Services, LLC)	150
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	154
Aggressive Growth Portfolio (Wells Capital Management, Incorporated)	158
Growth Opportunities Portfolio (Invesco Advisers, Inc.)	162
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	166
Technology Portfolio (Columbia Management Advisors, LLC)	169
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	172
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	176
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	182
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	188
Emerging Markets Portfolio (Putnam Investment Management, LLC)	201
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	205
Statement of Assets and Liabilities	210
Statement of Operations	222
Statement of Changes in Net Assets	228
Notes to Financial Statements	239
Financial Highlights	277
Approval of Advisory Agreements	296
Proxy Vote	298

(Unaudited)

Dear SunAmerica Series Trust Investor:

We are pleased to present the semiannual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, Principal Variable Contract Fund , Lord Abbett Series Fund, BB&T Variable Insurance Funds, MTB Funds, Franklin Templeton Variable Insurance Products Trust, Columbia Variable Insurance Trusts, and the Fidelity VIP Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2010. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
SunAmerica Annuity Life Assurance Company
First SunAmerica Life Insurance Company

September 8, 2010

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	July 31, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2010 and held until July 31, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2010” column and the “Expense Ratio as of July 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2010” column and the “Expense Ratio as of July 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Cash Management
Class 1	$1,000.00	$999.06	$2.48	$1,000.00	$1,022.32	$2.51	0.50%
Class 2	$1,000.00	$998.13	$3.22	$1,000.00	$1,021.57	$3.26	0.65%
Class 3	$1,000.00	$997.19	$3.71	$1,000.00	$1,021.08	$3.76	0.75%
Corporate Bond
Class 1	$1,000.00	$1,061.60	$3.02	$1,000.00	$1,021.87	$2.96	0.59%
Class 2	$1,000.00	$1,060.93	$3.78	$1,000.00	$1,021.12	$3.71	0.74%
Class 3	$1,000.00	$1,060.31	$4.29	$1,000.00	$1,020.63	$4.21	0.84%
Global Bond
Class 1	$1,000.00	$1,030.82	$3.73	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,030.18	$4.48	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,029.46	$4.98	$1,000.00	$1,019.89	$4.96	0.99%
High-Yield Bond
Class 1	$1,000.00	$1,063.75	$3.84	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,062.04	$4.60	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,062.16	$5.11	$1,000.00	$1,019.84	$5.01	1.00%
Total Return Bond
Class 1	$1,000.00	$1,044.39	$3.45	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,043.43	$4.21	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,042.35	$4.76	$1,000.00	$1,020.13	$4.71	0.94%
Balanced@
Class 1	$1,000.00	$1,041.31	$4.10	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,040.56	$4.86	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,040.63	$5.36	$1,000.00	$1,019.54	$5.31	1.06%
MFS Total Return@
Class 1	$1,000.00	$1,030.28	$3.62	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,030.33	$4.38	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,029.63	$4.88	$1,000.00	$1,019.98	$4.86	0.97%
Telecom Utility@
Class 1	$1,000.00	$1,058.57	$6.07	$1,000.00	$1,018.89	$5.96	1.19%
Class 2	$1,000.00	$1,057.55	$6.84	$1,000.00	$1,018.15	$6.71	1.34%
Class 3	$1,000.00	$1,056.52	$7.39	$1,000.00	$1,017.60	$7.25	1.45%
Equity Index#
Class 1	$1,000.00	$1,034.44	$2.77	$1,000.00	$1,022.07	$2.76	0.55%
Growth-Income@
Class 1	$1,000.00	$1,011.78	$3.64	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,010.61	$4.39	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,010.02	$4.93	$1,000.00	$1,019.89	$4.96	0.99%
Equity Opportunities
Class 1	$1,000.00	$1,048.50	$4.57	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,047.52	$5.33	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,047.62	$5.84	$1,000.00	$1,019.09	$5.76	1.15%
Davis Venture Value@
Class 1	$1,000.00	$1,010.96	$3.94	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,009.97	$4.68	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,009.99	$5.23	$1,000.00	$1,019.59	$5.26	1.05%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,066.07	$4.00	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,064.56	$4.76	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,063.16	$5.27	$1,000.00	$1,019.69	$5.16	1.03%
Alliance Growth@
Class 1	$1,000.00	$1,000.00	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$999.49	$4.21	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$998.98	$4.71	$1,000.00	$1,020.08	$4.76	0.95%
Capital Growth#
Class 1	$1,000.00	$986.54	$5.12	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$985.07	$5.86	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$984.99	$6.40	$1,000.00	$1,018.35	$6.51	1.30%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,014.63	$3.95	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,013.83	$4.69	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,013.86	$5.24	$1,000.00	$1,019.59	$5.26	1.05%
Fundamental Growth#@
Class 1	$1,000.00	$1,031.89	$4.48	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,031.35	$5.24	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,029.98	$5.74	$1,000.00	$1,019.14	$5.71	1.14%
Blue Chip Growth#@
Class 1	$1,000.00	$1,003.22	$4.22	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,001.61	$4.96	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,001.61	$5.46	$1,000.00	$1,019.34	$5.51	1.10%
Real Estate
Class 1	$1,000.00	$1,176.96	$4.59	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,176.47	$5.40	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,174.74	$5.93	$1,000.00	$1,019.34	$5.51	1.10%
Small Company Value
Class 1	$1,000.00	$1,074.22	$5.66	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,073.02	$6.99	$1,000.00	$1,018.05	$6.80	1.36%
Mid-Cap Growth@
Class 1	$1,000.00	$1,072.09	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,070.59	$5.39	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,069.82	$5.90	$1,000.00	$1,019.09	$5.76	1.15%
Aggressive Growth@
Class 1	$1,000.00	$1,040.66	$4.50	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,038.27	$5.26	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,038.46	$5.76	$1,000.00	$1,019.14	$5.71	1.14%
Growth Opportunities@
Class 1	$1,000.00	$1,072.60	$4.42	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,073.66	$5.19	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,072.22	$5.70	$1,000.00	$1,019.29	$5.56	1.11%
Marsico Focused Growth@
Class 1	$1,000.00	$1,038.67	$5.00	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,037.69	$5.76	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,036.54	$6.31	$1,000.00	$1,018.60	$6.26	1.25%
Technology#@
Class 1	$1,000.00	$1,110.09	$5.91	$1,000.00	$1,019.19	$5.66	1.13%
Class 2	$1,000.00	$1,111.63	$6.70	$1,000.00	$1,018.45	$6.41	1.28%
Class 3	$1,000.00	$1,107.48	$7.21	$1,000.00	$1,017.95	$6.90	1.38%
Small & Mid Cap Value@
Class 2	$1,000.00	$1,089.22	$5.91	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,088.67	$6.42	$1,000.00	$1,018.65	$6.21	1.24%
International Growth and Income#@
Class 1	$1,000.00	$994.03	$4.94	$1,000.00	$1,019.84	$5.01	1.00%
Class 2	$1,000.00	$992.86	$5.68	$1,000.00	$1,019.09	$5.76	1.15%
Class 3	$1,000.00	$992.84	$6.18	$1,000.00	$1,018.60	$6.26	1.25%
Global Equities
Class 1	$1,000.00	$1,028.45	$5.43	$1,000.00	$1,019.44	$5.41	1.08%
Class 2	$1,000.00	$1,027.71	$6.18	$1,000.00	$1,018.70	$6.16	1.23%
Class 3	$1,000.00	$1,026.91	$6.68	$1,000.00	$1,018.20	$6.66	1.33%
International Diversified Equities
Class 1	$1,000.00	$1,001.21	$4.91	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,000.00	$5.65	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,000.00	$6.15	$1,000.00	$1,018.65	$6.21	1.24%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Emerging Markets@
Class 1	$1,000.00	$1,086.67	$6.98	$1,000.00	$1,018.10	$6.76	1.35%
Class 2	$1,000.00	$1,086.02	$7.76	$1,000.00	$1,017.36	$7.50	1.50%
Class 3	$1,000.00	$1,085.02	$8.27	$1,000.00	$1,016.86	$8.00	1.60%
Foreign Value@
Class 2	$1,000.00	$983.13	$5.41	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$982.36	$5.95	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2010” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2010” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2010	2010*	2010*	2010	2010*	2010*	2010

Balanced
Class 1	$1,000.00	$1,041.31	$4.10	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,040.56	$4.86	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,040.63	$5.36	$1,000.00	$1,019.54	$5.31	1.06%
MFS Total Return
Class 1	$1,000.00	$1,030.28	$3.62	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,030.33	$4.38	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,029.63	$4.88	$1,000.00	$1,019.98	$4.86	0.97%
Telecom Utility
Class 1	$1,000.00	$1,058.57	$6.07	$1,000.00	$1,018.89	$5.96	1.19%
Class 2	$1,000.00	$1,057.55	$6.84	$1,000.00	$1,018.15	$6.71	1.34%
Class 3	$1,000.00	$1,056.52	$7.39	$1,000.00	$1,017.60	$7.25	1.45%
Growth-Income
Class 1	$1,000.00	$1,011.78	$3.64	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,010.61	$4.39	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,010.02	$4.93	$1,000.00	$1,019.89	$4.96	0.99%
Davis Venture Value
Class 1	$1,000.00	$1,010.96	$3.94	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,009.97	$4.68	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,009.99	$5.23	$1,000.00	$1,019.59	$5.26	1.05%
Alliance Growth
Class 1	$1,000.00	$1,000.00	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$999.49	$4.21	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$998.98	$4.71	$1,000.00	$1,020.08	$4.76	0.95%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,014.63	$3.95	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,013.83	$4.69	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,013.86	$5.24	$1,000.00	$1,019.59	$5.26	1.05%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2010	2010*	2010*	2010	2010*	2010*	2010

Fundamental Growth
Class 1	$1,000.00	$1,031.89	$4.33	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,031.35	$5.09	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,029.98	$5.59	$1,000.00	$1,019.29	$5.56	1.11%
Blue Chip Growth
Class 1	$1,000.00	$1,003.22	$4.17	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,001.61	$4.91	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,001.61	$5.41	$1,000.00	$1,019.39	$5.46	1.09%
Mid-Cap Growth
Class 1	$1,000.00	$1,072.09	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,070.59	$5.39	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,069.82	$5.90	$1,000.00	$1,019.09	$5.76	1.15%
Aggressive Growth
Class 1	$1,000.00	$1,040.66	$4.30	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,038.27	$5.05	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,038.46	$5.56	$1,000.00	$1,019.34	$5.51	1.10%
Growth Opportunities
Class 1	$1,000.00	$1,072.60	$4.06	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,073.66	$4.83	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,072.22	$5.34	$1,000.00	$1,019.64	$5.21	1.04%
Marsico Focused Growth
Class 1	$1,000.00	$1,038.67	$5.00	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,037.69	$5.76	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,036.54	$6.31	$1,000.00	$1,018.60	$6.26	1.25%
Technology
Class 1	$1,000.00	$1,110.09	$5.86	$1,000.00	$1,019.24	$5.61	1.12%
Class 2	$1,000.00	$1,111.63	$6.65	$1,000.00	$1,018.50	$6.36	1.27%
Class 3	$1,000.00	$1,107.48	$7.16	$1,000.00	$1,018.00	$6.85	1.37%
Small & Mid Cap Value
Class 2	$1,000.00	$1,089.22	$5.85	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,088.67	$6.37	$1,000.00	$1,018.70	$6.16	1.23%
International Growth and Income
Class 1	$1,000.00	$994.03	$4.85	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$992.86	$5.58	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$992.84	$6.08	$1,000.00	$1,018.70	$6.16	1.23%
Emerging Markets
Class 1	$1,000.00	$1,086.67	$6.62	$1,000.00	$1,018.45	$6.41	1.28%
Class 2	$1,000.00	$1,086.02	$7.40	$1,000.00	$1,017.70	$7.15	1.43%
Class 3	$1,000.00	$1,085.02	$7.91	$1,000.00	$1,017.21	$7.65	1.53%
Foreign Value
Class 2	$1,000.00	$983.13	$5.41	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$982.36	$5.95	$1,000.00	$1,018.79	$6.06	1.21%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	28.7%
U.S. Government Agency	15.0
Sovereigns/Supranational	14.0
Asset Backed Commercial Paper/Fully Supported	12.8
Asset Backed Commercial Paper/Credit Card	7.7
Asset Backed Commercial Paper/Auto	5.0
Asset Backed Commercial Paper/Diversified	4.6
Diversified	4.6
Asset Backed Commercial Paper/Trade Receivables	3.0
Municipal	1.4
Asset Backed Commercial Paper/Other	1.2
Food & Beverage	1.2
Asset Backed Commercial Paper/Hybrid	0.5
Asset Backed/Mortgages	0.4
Single Family Housing	0.1

100.2%

Credit Quality#†

Government-Agency	15.0%
Government-Treasury	14.0
A-1+	35.3
A-1	35.1
D	0.0
Not rated@	0.6

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 47.7 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.2%
Asset-Backed Commercial Paper — 31.3%
Argento Variable Funding Co. LLC 0.46% due 08/31/10*	$3,000,000	$2,998,850
Atlantis One Funding Corp. 0.44% due 10/01/10*	2,000,000	1,999,260
Atlantis One Funding Corp. 0.55% due 01/18/11*	2,000,000	1,996,900
Cancara Asset Securitisation LLC 0.50% due 10/18/10*	2,000,000	1,998,340
Clipper Receivables Co. LLC 0.45% due 10/05/10*	3,000,000	2,998,560
Clipper Receivables Co. LLC 0.45% due 10/08/10*	6,000,000	5,996,940
Fairway Finance Corp. 0.38% due 10/12/10*	1,000,000	999,290
Fairway Finance Corp. 0.45% due 08/09/10*	750,000	749,925
Fairway Finance Corp. 0.49% due 09/02/10*	750,000	749,673
Falcon Asset Securitization Co. LLC 0.38% due 08/04/10*	6,500,000	6,499,794
Falcon Asset Securitization Co. LLC 0.46% due 08/24/10*	2,000,000	1,999,412
FCAR Owner Trust I 0.39% due 08/03/10	750,000	749,984
FCAR Owner Trust I 0.47% due 10/26/10	6,500,000	6,494,345
FCAR Owner Trust I 0.50% due 10/01/10	8,250,000	8,245,462
FCAR Owner Trust I 0.50% due 10/04/10	4,500,000	4,497,345
FCAR Owner Trust I 0.52% due 09/07/10	750,000	749,599
Gemini Securitization Corp. LLC 0.42% due 10/22/10*	3,000,000	2,997,330
Gemini Securitization Corp. LLC 0.50% due 09/28/10*	3,000,000	2,997,583
Gemini Securitization Corp. LLC 0.55% due 08/26/10*	1,600,000	1,599,389
Gemini Securitization Corp. LLC 0.55% due 08/27/10*	750,000	749,702
Grampian Funding LLC 0.45% due 09/08/10*	1,000,000	999,525
Grampian Funding LLC 0.49% due 08/02/10*	3,000,000	2,999,959
Grampian Funding LLC 0.53% due 10/18/10*	800,000	799,552
Jupiter Securitization Co. LLC 0.40% due 10/08/10*	2,750,000	2,748,102
Jupiter Securitization Co. LLC 0.48% due 01/21/11*	8,000,000	7,977,200
Liberty Street Funding LLC 0.38% due 10/18/10*	4,000,000	3,996,680
Liberty Street Funding LLC 0.40% due 10/12/10*	500,000	499,625
Liberty Street Funding LLC 0.47% due 09/13/10*	2,000,000	1,998,877
Liberty Street Funding LLC 0.50% due 09/03/10*	1,000,000	999,542
Market Street Funding LLC 0.39% due 10/13/10*	350,000	349,766
Market Street Funding LLC 0.47% due 08/16/10*	1,000,000	999,804
Market Street Funding LLC 0.47% due 08/23/10*	10,000,000	9,997,128
Market Street Funding LLC 0.48% due 09/10/10*	750,000	749,600
Market Street Funding LLC 0.50% due 09/02/10*	550,000	549,756
Old Line Funding LLC 0.43% due 10/01/10*	750,000	749,723
Old Line Funding LLC 0.48% due 09/01/10*	750,000	749,690
Old Line Funding LLC 0.48% due 09/02/10*	750,000	749,680
Royal Park Investments Funding Corp. 0.44% due 10/25/10*	1,000,000	999,140
Straight A Funding LLC 0.35% due 10/12/10*	9,000,000	8,993,790
Straight A Funding LLC 0.41% due 08/24/10*	1,000,000	999,738
Thunder Bay Funding LLC 0.34% due 08/02/10*	18,000,000	17,999,830
Thunder Bay Funding LLC 0.47% due 08/20/10*	2,000,000	1,999,504
Thunder Bay Funding LLC 0.48% due 09/01/10*	300,000	299,876
Thunder Bay Funding LLC 0.48% due 09/02/10*	750,000	749,680
Variable Funding Capital Co. LLC 0.40% due 08/09/10*	1,000,000	999,911
Variable Funding Capital Co. LLC 0.48% due 09/01/10*	1,000,000	999,587

Total Asset-Backed Commercial Paper (cost $130,014,003)		130,022,948

Certificates of Deposit — 28.7%
Bank Of Nova Scotia 0.45% due 01/18/11	400,000	400,096
Bank Of Nova Scotia 0.47% due 09/01/10	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.55% due 09/07/10	2,500,000	2,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.55% due 09/10/10	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.55% due 09/21/10	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.55% due 09/24/10	4,000,000	4,000,000
Barclays Bank PLC 0.40% due 09/13/10	2,000,000	2,000,000
Barclays Bank PLC 0.44% due 09/27/10	3,000,000	3,000,000
Barclays Bank PLC 0.50% due 10/06/10	5,500,000	5,500,495
Barclays Bank PLC 0.50% due 10/12/10	5,000,000	5,000,500
BNP Paribas 0.57% due 09/02/10	5,500,000	5,500,000
BNP Paribas 0.63% due 09/13/10	10,000,000	10,000,000
BNP Paribas 0.63% due 09/14/10	4,000,000	4,000,000
Credit Agricole Corp. & Investment Bank 0.52% due 10/25/10	1,500,000	1,500,105

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)

Deutsche Bank AG 0.52% due 09/15/10	$5,000,000	$5,000,000
Nordea Bank Finland PLC 0.51% due 09/03/10	1,600,000	1,600,000
Nordea Bank Finland PLC 0.54% due 01/10/11	3,000,000	2,998,650
Rabobank Nederland 0.57% due 01/10/11	3,000,000	3,001,770
Societe Generale 0.34% due 08/02/10	3,200,000	3,200,000
Societe Generale 0.35% due 08/02/10	3,500,000	3,500,000
Societe Generale 0.35% due 08/04/10	6,000,000	6,000,003
Sumitomo Mitsui Banking Corp. 0.49% due 09/29/10	2,000,000	2,000,000
Svenska Handelsbanken 0.48% due 12/09/10	1,000,000	999,600
Svenska Handelsbanken 0.52% due 08/30/10	3,000,000	3,000,048
UBS AG 0.45% due 10/20/10	2,800,000	2,800,000
UBS AG 0.47% due 10/18/10	4,000,000	4,000,160
UBS AG 0.55% due 08/26/10	750,000	750,000
UBS AG 0.57% due 08/30/10	5,000,000	5,000,000
UBS AG 0.59% due 09/17/10	7,000,000	7,000,000

Total Certificates of Deposit (cost $119,250,159)		119,251,427

Commercial Paper — 9.3%
General Electric Capital Corp. 0.40% due 08/13/10	1,600,000	1,599,787
General Electric Capital Corp. 0.43% due 01/18/11	1,500,000	1,497,675
General Electric Capital Corp. 0.48% due 08/25/10	2,000,000	1,999,360
General Electric Capital Corp. 0.48% due 09/02/10	12,000,000	11,994,880
General Electric Capital Corp. 0.50% due 01/18/11	2,000,000	1,996,900
MetLife Short Term Funding LLC 0.47% due 08/30/10*	750,000	749,716
MetLife Short Term Funding LLC 0.49% due 10/12/10*	1,100,000	1,099,153
MetLife Short Term Funding LLC 0.50% due 10/04/10*	5,000,000	4,996,700
MetLife Short Term Funding LLC 0.50% due 10/19/10*	1,000,000	999,130
MetLife Short Term Funding LLC 0.52% due 08/23/10*	1,500,000	1,499,523
MetLife Short Term Funding LLC 0.52% due 09/13/10*	750,000	749,534
MetLife Short Term Funding LLC 0.53% due 09/07/10*	4,250,000	4,247,685
The Coca-Cola Co. 0.37% due 01/03/11*	5,000,000	4,991,700

Total Commercial Paper (cost $38,418,132)		38,421,743

U.S. Corporate Notes — 0.4%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	2,169,914	34,068
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	3,157,859	49,578
Issuer Entity LLC 0.46% due 10/28/10*(1)(2)(3)(7)	6,556,080	1,620,007

Total U.S. Corporate Notes (cost $6,692,542)		1,703,653

Municipal Bonds & Notes — 1.5%
Colorado Housing & Finance Authority Revenue Bonds 0.30% due 08/04/10(8)	1,000,000	1,000,000
Colorado Housing & Finance Authority Revenue Bonds 0.31% due 08/04/10(8)	200,000	200,000
Colorado Housing Finance Authority Single Family Mtg. Revenue Bonds 0.30% due 08/04/10(8)	975,000	975,000
Colorado Springs Colorado Utilities Revenue Bonds 0.32% due 08/05/10(8)	455,000	455,000
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.30% due 08/05/10(8)	1,675,000	1,675,000
New Mexico Finance Authority State Transportation Revenue Bonds 0.31% due 08/05/10(8)	300,000	300,000
State of Texas General Obligation Bonds 0.30% due 08/04/10(8)	750,000	750,000
State of Texas General Obligation Bonds 0.32% due 08/03/10(8)	475,000	475,000
Wisconsin Housing & Economic Development Authority Revenue Bonds 0.40% due 08/04/10(8)	250,000	250,000

Total Municipal Bonds & Notes (cost $6,080,000)		6,080,000

U.S. Government Agencies — 15.0%
Federal Home Loan Bank
Disc. Notes
0.06% due 08/02/10	10,947,000	10,946,982
0.15% due 08/20/10	42,000,000	41,996,675
Federal Home Loan Mtg. Corp.
Disc. Notes
0.21% due 10/13/10	1,000,000	999,700
0.25% due 01/18/11	2,000,000	1,997,840
0.30% due 11/23/10	3,000,000	2,998,200
0.31% due 11/10/10	2,000,000	1,998,940
Federal National Mtg. Assoc.
Disc. Notes
0.25% due 10/01/10	500,000	499,875
0.25% due 01/19/11	1,000,000	998,910

Total U.S. Government Agencies (cost $62,434,881)		62,437,122

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)

U.S. Government Treasuries — 14.0%
United States Treasury Bills
0.11% due 08/05/10	$40,000,000	$39,999,511
0.18% due 08/26/10	4,000,000	3,999,500
0.21% due 01/06/11	4,000,000	3,996,960
0.22% due 12/30/10	2,000,000	1,998,460
0.23% due 09/23/10	1,600,000	1,599,459
0.27% due 10/07/10	2,400,000	2,399,448
United States Treasury Notes
1.25% due 11/30/10	750,000	752,580
2.00% due 09/30/10	3,300,000	3,309,537

Total U.S. Government Treasuries (cost $58,052,994)		58,055,455

Total Short-Term Investment Securities — 100.2% (cost $420,942,711)		415,972,348

TOTAL INVESTMENTS — (cost $420,942,711)(9)	100.2%	415,972,348
Liabilities in excess of other assets	(0.2)	(727,038)

NET ASSETS	100.0%	$415,245,310

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $130,323,007 representing 31.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $1,703,653 representing 0.4% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(4)	Security in default
(5)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2010, represents the Notes’ residual value that may be distributed to the Portfolio.
(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(8)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects next reset date.
(9)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$130,022,948	$—	$130,022,948
Certificates of Deposit	—	119,251,427	—	119,251,427
Commercial Paper	—	38,421,743	—	38,421,743
U.S. Corporate Notes	—	—	1,703,653	1,703,653
Municipal Bonds & Notes	—	6,080,000	—	6,080,000
U.S. Government Agencies	—	62,437,122	—	62,437,122
U.S. Government Treasuries	—	58,055,455	—	58,055,455

Total	$—	$414,268,695	$1,703,653	$415,972,348

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 1/31/2010	$1,899,465
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	100,254
Net purchases (sales)	(296,066)
Transfers in and/or (out) of Level 3(2)	—

Balance as of 7/31/2010	$1,703,653

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

U.S. Corporate
Bonds & Notes

$100,254

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.5%
Electric-Integrated	4.1
Special Purpose Entities	3.1
Pipelines	2.9
Telephone-Integrated	2.6
Cellular Telecom	2.2
Finance-Investment Banker/Broker	2.2
Real Estate Investment Trusts	2.1
Investment Management/Advisor Services	2.1
Banks-Commercial	2.0
Oil Companies-Exploration & Production	2.0
Cable/Satellite TV	1.8
Insurance-Life/Health	1.7
Diversified Financial Services	1.7
Transport-Rail	1.6
Finance-Credit Card	1.6
Auto-Cars/Light Trucks	1.5
Oil Companies-Integrated	1.4
Multimedia	1.3
Insurance-Multi-line	1.3
Broadcast Services/Program	1.3
Medical-Hospitals	1.2
Finance-Other Services	1.1
Insurance-Mutual	1.1
Consumer Products-Misc.	1.1
Casino Hotels	1.0
Banks-Super Regional	1.0
Diversified Manufacturing Operations	1.0
Chemicals-Specialty	1.0
Distribution/Wholesale	1.0
Finance-Consumer Loans	0.9
Food-Misc.	0.9
Paper & Related Products	0.9
Finance-Auto Loans	0.8
Sovereign	0.8
Computer Services	0.8
Chemicals-Diversified	0.8
Oil Refining & Marketing	0.8
Gas-Distribution	0.8
Auto/Truck Parts & Equipment-Original	0.7
Satellite Telecom	0.7
Telecommunication Equipment	0.7
Telecom Services	0.7
Advertising Services	0.7
Finance-Commercial	0.6
Containers-Paper/Plastic	0.6
Medical Products	0.6
Insurance-Property/Casualty	0.6
Building Products-Wood	0.5
Beverages-Wine/Spirits	0.5
Home Furnishings	0.5
Casino Services	0.5
Time Deposits	0.5
Retail-Propane Distribution	0.5
Diversified Operations	0.5
Metal-Diversified	0.5
Aerospace/Defense	0.5
Data Processing/Management	0.5
Coatings/Paint	0.5
Medical-HMO	0.5
Building & Construction Products-Misc.	0.5
Oil-Field Services	0.5
Electric-Generation	0.4
Commercial Services-Finance	0.4
Precious Metals	0.4
Wire & Cable Products	0.4
Publishing-Periodicals	0.4
Gold Mining	0.4
Appliances	0.4
Diversified Minerals	0.4
Metal Processors & Fabrication	0.4
Medical Instruments	0.4
Pharmacy Services	0.4
Semiconductor Equipment	0.4
Non-Hazardous Waste Disposal	0.4
Schools	0.4
Machinery-General Industrial	0.3
Rental Auto/Equipment	0.3
Electronic Components-Semiconductors	0.3
Independent Power Producers	0.3
Aerospace/Defense-Equipment	0.3
Agricultural Chemicals	0.3
Banks-Fiduciary	0.3
Steel Pipe & Tube	0.3
Electronic Forms	0.3
Commercial Services	0.3
Gambling (Non-Hotel)	0.3
Retail-Regional Department Stores	0.3
Airlines	0.3
Diversified Operations/Commercial Services	0.3
Power Converter/Supply Equipment	0.3
Miscellaneous Manufacturing	0.3
Advertising Agencies	0.2
Medical-Biomedical/Gene	0.2
Retail-Bookstores	0.2
Medical-Outpatient/Home Medical	0.2
Containers-Metal/Glass	0.2
Applications Software	0.2
Retail-Consumer Electronics	0.2
Food-Meat Products	0.2
Forestry	0.2
Oil & Gas Drilling	0.2
Health Care Cost Containment	0.2
Retail-Perfume & Cosmetics	0.2
Television	0.2
Advertising Sales	0.2
SupraNational Banks	0.2
Steel-Specialty	0.2
Electronic Components-Misc.	0.2
Computers-Memory Devices	0.2
Retail-Discount	0.2
Direct Marketing	0.2
Chemicals-Plastics	0.2
Building Products-Air & Heating	0.2
Diagnostic Kits	0.2
Food-Dairy Products	0.2
Racetracks	0.2
Retail-Toy Stores	0.2
Savings & Loans/Thrifts	0.2
Vitamins & Nutrition Products	0.2
Enterprise Software/Service	0.2
Non-Ferrous Metals	0.2
Real Estate Management/Services	0.2
Electronic Measurement Instruments	0.2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited) — (continued)

Soap & Cleaning Preparation	0.2%
Food-Retail	0.2
Steel-Producers	0.2
Retail-Restaurants	0.2
Metal-Aluminum	0.2
Hotels/Motels	0.2
Seismic Data Collection	0.2
Theaters	0.2
Investment Companies	0.2
Instruments-Scientific	0.1
Storage/Warehousing	0.1
Commerce	0.1
Athletic Equipment	0.1
Web Hosting/Design	0.1
Semiconductor Components-Integrated Circuits	0.1
Toys	0.1
Retail-Automobile	0.1
Computers-Integrated Systems	0.1
Communications Software	0.1
Oil Field Machinery & Equipment	0.1
Retail-Apparel/Shoe	0.1
Educational Software	0.1
Electronic Connectors	0.1
Security Services	0.1
Electric-Distribution	0.1
Machinery-Electrical	0.1
Optical Supplies	0.1
Metal-Copper	0.1
Engines-Internal Combustion	0.1
Building & Construction-Misc.	0.1
Office Supplies & Forms	0.1
Electronics-Military	0.1
Medical Labs & Testing Services	0.1
Beverages-Non-alcoholic	0.1
Tobacco	0.1
Resorts/Theme Parks	0.1
Circuit Boards	0.1
Transport-Equipment & Leasing	0.1
Retail-Building Products	0.1
Radio	0.1
Machinery-Thermal Process	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Drug Store	0.1
Capacitors	0.1
Retail-Mail Order	0.1
Resolution Funding Corp.	0.1

98.2%

Credit Quality†#

AAA	0.2%
AA	2.8
A	20.4
BBB	38.4
BB	9.8
B	17.7
CCC	7.4
CC	0.1
Not rated@	3.2

100%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$6,929	$5,751
SMFC Trust Series 1997-A, Class B1-4 3.05% due 01/20/35*(1)(2)(3)	4,082	3,102

Total Asset Backed Securities (cost $10,769)		8,853

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
Prologis Senior Notes 2.25% due 04/01/37 (cost $393,086)	430,000	410,019

U.S. CORPORATE BONDS & NOTES — 83.0%
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	1,225,000	1,421,000

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	541,750
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,255,875
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18*	200,000	206,500

		2,004,125

Advertising Services — 0.7%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,000,000	1,001,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	4,550,000	4,641,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	845,625

		6,487,875

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	3,020,000	3,266,936
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	425,000	263,500
Raytheon Co. Senior Notes 4.40% due 02/15/20	500,000	543,373

		4,073,809

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,050,000	1,047,375
Sequa Corp. Senior Notes 11.75% due 12/01/15*	325,000	324,594
Sequa Corp. Senior Notes 13.50% due 12/01/15*(5)	427,128	433,535
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,150,000	1,184,500

		2,990,004

Agricultural Chemicals — 0.2%
CF Industries, Inc. Senior Notes 6.88% due 05/01/18	125,000	131,250
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	125,000	133,437
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	1,940,000	2,009,004

		2,273,691

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,405,285
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,295,820

		2,701,105

Appliances — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,125,000	1,130,625
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,930,248

		4,060,873

Applications Software — 0.2%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	1,372,000
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	991,000	1,041,789

		2,413,789

Athletic Equipment — 0.1%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,275,000	1,341,938

Auction House/Art Dealers — 0.0%
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	47,000	48,880

Auto-Cars/Light Trucks — 1.5%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,620,000	6,354,579

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

General Motors Corp. Notes 7.20% due 01/15/11†(6)(7)	$1,000,000	$340,000
General Motors Corp. Debentures 7.40% due 09/01/25†(6)(7)	2,800,000	910,000
General Motors Corp. Notes 9.45% due 11/01/11†(6)(7)	250,000	85,000
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	4,570,000	4,772,405
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,263,385

		14,725,369

Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	325,000	343,688

Auto/Truck Parts & Equipment-Original — 0.7%
Accuride Corp. Company Guar. Notes 9.50% due 08/01/18*	50,000	51,000
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	300,000	322,500
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	50,000	54,500
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	575,000	595,125
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	1,240,000	1,320,013
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	800,000	832,000
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	150,000	156,000
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	1,700,000	1,751,000
TRW Automotive, Inc. Senior Notes 8.88% due 12/01/17*	325,000	346,125
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,750,000	1,776,250

		7,204,513

Auto/Truck Parts & Equipment-Replacement — 0.1%
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	600,000	669,000

Banks-Commercial — 1.8%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	4,375,000	4,123,438
Discover Bank Sub. Notes 8.70% due 11/18/19	2,900,000	3,364,473
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,063,620
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	1,340,000	1,423,570
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(8)	2,235,000	2,118,822
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,546,263
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,114,932
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,429,543

		18,184,661

Banks-Fiduciary — 0.3%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	40,000	41,994
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,871,512

		2,913,506

Banks-Super Regional — 1.0%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	573,088
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	1,650,000	1,917,867
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,056,260
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/20	760,000	805,155
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,461,940
Wachovia Corp. Notes 5.75% due 02/01/18	4,020,000	4,502,143

		10,316,453

Beverages-Non-alcoholic — 0.1%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	760,000	884,704

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc., Class A Company Guar. Notes 9.25% due 12/15/17*	$150,000	$156,000
Clear Channel Worldwide Holdings, Inc., Class B Company Guar. Notes 9.25% due 12/15/17*	950,000	997,500
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	1,500,000	1,596,721
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	370,000
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(4)(5)	1,201,993	1,045,734
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	1,175,000	1,330,687
XM Satellite Radio, Inc. Senior Sec. Notes 11.25% due 06/15/13*	125,000	135,938

		5,632,580

Building & Construction Products-Misc. — 0.5%
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	400,000	399,000
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,025,000	1,050,625
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	1,210,000	1,210,000
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	900,000	960,750
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	800,000	850,000

		4,470,375

Building & Construction-Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	975,000	967,688

Building Products-Air & Heating — 0.2%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*	1,725,000	1,078,125
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	700,000	771,750

		1,849,875

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,308,583

Cable/Satellite TV — 1.6%
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	781,699	928,268
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	225,000	235,687
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	150,000	158,625
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	871,475
Comcast Holdings Corp. Company Guar. Notes 10.63% due 07/15/12	250,000	291,741
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,986,361
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,169,782
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,300,000	1,329,250
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	375,000	396,562
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,407,120
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	1,710,000	1,947,473
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	630,617

		16,352,961

Capacitors — 0.1%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	600,000	603,000

Casino Hotels — 1.0%
Ameristar Casinos, Inc. Company Guar. Notes 9.25% due 06/01/14	1,175,000	1,254,313
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,600,000	1,728,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	525,000	441,656
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	2,225,000	1,846,750
MGM Mirage, Inc. Senior Sec. Notes 13.00% due 11/15/13	550,000	642,125
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/20*	325,000	341,250

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)

MGM Resorts International Senior Sec. Notes 10.38% due 05/15/14	$125,000	$138,125
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	250,000	283,750
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	800,250
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.04% due 03/15/14*(8)	1,400,000	1,221,500
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	1,125,000	1,035,945
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	300,000	304,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.88% due 11/01/17*	300,000	306,750

		10,344,539

Casino Services — 0.5%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	975,000	954,281
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(1)(6)(7)(10)	625,000	0
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	1,725,000	1,444,688
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(11)	108,970	33,917
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	600,000	624,000
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	850,000	884,000
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	1,069,500

		5,010,386

Cellular Telecom — 1.2%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,074,247
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,632,121
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	2,525,000	2,638,625
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,650,000	1,633,500

		11,978,493

Chemicals-Diversified — 0.7%
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,537,946
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	375,000	395,157
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	1,050,000	1,147,125
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	3,030,000	3,784,085
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	226,125
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	74,156

		7,164,594

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Sec. Notes 9.75% due 11/15/14	600,000	597,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,300,000	1,252,875

		1,850,625

Chemicals-Specialty — 1.0%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,748,998
Ashland, Inc Company Guar. Notes 9.13% due 06/01/17	250,000	284,063
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16†(6)(7)(9)(10)	1,375,000	1,533,125
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	1,125,000	1,035,000
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20*	675,000	661,500
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	2,450,000	2,508,187

		9,770,873

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	750,000	816,563

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	$1,875,000	$2,013,105
RPM International, Inc. Senior Notes 6.50% due 02/15/18	2,350,000	2,504,122

		4,517,227

Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15*	1,400,000	1,344,000

Commercial Services — 0.3%
Altegrity, Inc. Company Guar. Notes 10.50% due 11/01/15*	1,050,000	1,029,000
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	672,000
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	1,200,000	1,137,000

		2,838,000

Commercial Services-Finance — 0.4%
Bankrate, Inc. Company Guar. Notes 11.75% due 07/15/15*	525,000	539,438
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	500,000	490,000
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	800,000	828,000
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	800,000	733,000
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,192,500
Trans Union LLC/TransUnion Financing Corp. Company Guar. Notes 11.38% due 06/15/18*	575,000	616,687

		4,399,625

Communications Software — 0.1%
Aspect Software, Inc. Senior Notes 10.63% due 05/15/17*	1,125,000	1,150,313

Computer Services — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,941,344
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	1,275,000	1,281,375
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,750,000	1,837,500
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	2,000,000	2,215,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	550,000	600,875

		7,876,094

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,225,000	1,188,250

Consumer Products-Misc. — 1.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,400,000	1,382,500
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	1,450,000	1,471,750
Clorox Co. Senior Notes 3.55% due 11/01/15	800,000	848,684
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,414,625
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18*	350,000	369,250
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(11)	1,537,000	1,717,597
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	489,250
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,850,000	1,924,000

		10,617,656

Containers-Metal/Glass — 0.2%
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/18*	275,000	291,500
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,732,500
Crown Americas LLC/Crown Americas Capital Corp. II Senior Notes 7.63% due 05/15/17*	225,000	238,500
Greif, Inc. Senior Notes 7.75% due 08/01/19	150,000	154,500

		2,417,000

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	500,000	470,000
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,550,000	1,546,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)

Graham Packaging Co., LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17*	$750,000	$750,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,000,000	2,035,000
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,493,594

		6,294,719

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	175,000	182,000
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	150,000	156,750
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	875,000	704,375
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,491,046

		4,534,171

Diagnostic Kits — 0.2%
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	875,000	888,125
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	950,000	950,000

		1,838,125

Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	725,000	540,125
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(5)(10)	386,559	156,556
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	1,450,000	1,160,000

		1,856,681

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	850,000	886,125
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	661,500
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	1,625,000	1,681,875
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,700,000	1,674,500
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	2,306,250
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(11)	2,414,218	2,492,680

		9,702,930

Diversified Banking Institutions — 5.4%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20*	900,000	928,125
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	1,412,000	1,378,465
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,444,144
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,168,717
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	400,000	411,525
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	3,230,000	3,476,517
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	4,765,585
GMAC, Inc. Company Guar. Notes 7.00% due 02/01/12	2,125,000	2,172,813
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	1,075,000	1,131,438
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,688,168
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	2,330,000	2,629,815
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,134,238
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,242,104
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,133,008
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,360,588
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,644,185
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,072,654
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	993,018

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	$2,940,000	$3,171,590
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	53,372

		54,000,069

Diversified Financial Services — 1.4%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	1,750,000	1,811,250
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,580,000	8,266,452
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(8)	3,650,000	3,540,500

		13,618,202

Diversified Manufacturing Operations — 0.7%
Amsted Industries, Inc. Senior Notes 8.13% due 03/15/18*	350,000	358,750
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,858,535
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,610,000	1,909,421
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/19	525,000	543,375
RBS Global, Inc./Rexnord LLC Company Guar. Notes 8.50% due 05/01/18*	875,000	883,750
SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,387,938

		6,941,769

Diversified Operations — 0.3%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	174,704	167,061
Express LLC/Express Finance Corp. Senior Notes 8.75% due 03/01/18*(10)	275,000	286,000
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	1,425,000	1,489,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 8.50% due 05/15/18*	750,000	770,625
Susser Holdings LLC/Susser Finance Corp. Senior Notes 8.50% due 05/15/16*	200,000	207,000

		2,919,811

Diversified Operations/Commercial Services — 0.3%
ARAMARK Corp. Company Guar. Notes 3.97% due 02/01/15(8)	300,000	276,000
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,300,000	2,377,625

		2,653,625

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Senior Notes 11.13% due 06/01/18*	1,000,000	1,051,250

Electric-Distribution — 0.1%
KCP&L Greater Missouri Operations Co. Senior Notes 11.88% due 07/01/12	880,000	1,012,121

Electric-Generation — 0.3%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	375,000	255,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,175,000	837,187
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	1,830,561	2,090,117

		3,182,304

Electric-Integrated — 4.0%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,650,863
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	720,000	912,167
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,163,756
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	3,335,000	3,834,766
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	955,368
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	1,525,000	1,873,760
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,663,258
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	1,095,048
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15	2,990,000	3,184,141
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21	2,340,000	2,467,713
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	344,933	339,552

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	$280,000	$347,354
MidAmerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	5,205,183
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,099,870
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,548,618
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,550,000	1,878,053
PSEG Power LLC Senior Notes 2.50% due 04/15/13*	1,360,000	1,389,452
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,044,968
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	736,831
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,875,000	1,926,250
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	895,265
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	900,957
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,267,266

		39,380,459

Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20*	175,000	176,750
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	800,000	840,000
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	375,000	361,875
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	964,103	911,077
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	975,000	1,006,688

		3,296,390

Electronic Connectors — 0.1%
Thomas & Betts Corp. Senior Notes 5.63% due 11/15/21	960,000	1,043,126

Electronic Forms — 0.3%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	2,740,000	2,840,974

Electronic Measurement Instruments — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,565,156

Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	875,000	896,875

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	987,600

Enterprise Software/Service — 0.2%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,380,996
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	350,000	357,000

		1,737,996

Finance-Auto Loans — 0.8%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	3,072,672
Ford Motor Credit Co. LLC Senior Notes 7.00% due 04/15/15	925,000	956,826
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	3,125,000	3,335,631
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	950,000	1,016,125

		8,381,254

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/20*(10)	2,400,000	2,491,601
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	1,910,000	1,996,849
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(8)	2,400,000	1,896,000

		6,384,450

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX Limited Guar. Bonds 5.91% due 11/30/35(8)	3,700,000	3,237,500
HSBC Finance Corp. Notes 5.00% due 06/30/15	5,570,000	5,919,306

		9,156,806

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Finance-Credit Card — 1.6%
American Express Co. Senior Notes 4.88% due 07/15/13	$1,600,000	$1,723,109
American Express Co. Senior Notes 8.13% due 05/20/19	2,330,000	2,960,931
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,633,446
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,648,149
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	4,136,980
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,080,423

		16,183,038

Finance-Investment Banker/Broker — 1.7%
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/21	750,000	758,068
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,411,235
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(6)(7)	4,250,000	903,125
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	3,127,567
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	2,950,000	3,081,187
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,539,428

		16,820,610

Finance-Other Services — 1.1%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/19*	2,200,000	2,283,939
CME Group Index Services LLC Company Guar. Notes 4.40% due 03/15/18*	1,240,000	1,274,393
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	3,036,882
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	825,000	852,844
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15*	250,000	258,438
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,254,312
The NASDAQ OMX Group, Inc. Senior Notes 4.00% due 01/15/15	1,830,000	1,886,609

		10,847,417

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	163,990

Food-Canned — 0.0%
TreeHouse Foods, Inc. Senior Notes 7.75% due 03/01/18	175,000	184,844

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,900,000	1,819,250

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	675,000	676,687
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,100,000	1,073,875
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	425,000	474,938

		2,225,500

Food-Misc. — 0.9%
B&G Foods, Inc. Company Guar. Notes 7.63% due 01/15/18	625,000	646,094
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,772,926
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	510,000	588,993
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	2,510,000	2,890,556
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*	950,000	997,500
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/39	1,030,000	1,077,154

		8,973,223

Food-Retail — 0.2%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/07†(1)(9)(10)	125,000	0
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,559,896

		1,559,896

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	2,174,450

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Gambling (Non-Hotel) — 0.3%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	$1,450,000	$1,457,250
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,307,438

		2,764,688

Gas-Distribution — 0.8%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,632,493
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	294,945
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	971,641
Florida Gas Transmission Co., LLC Senior Notes 5.45% due 07/15/20*	700,000	740,753
Sempra Energy Senior Notes 6.00% due 10/15/39	1,170,000	1,276,654
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,612,057

		7,528,543

Gold Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	3,151,468

Health Care Cost Containment — 0.2%
Viant Holdings, Inc. Company Guar. Notes 10.13% due 07/15/17*	1,780,000	2,127,100

Home Furnishings — 0.5%
Norcraft Cos LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	1,175,000	1,233,750
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	364,000	340,795
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	1,700,000	1,712,750
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	517,000	579,040
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	1,075,000	1,158,312

		5,024,647

Hotel/Motels — 0.2%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,490,230

Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	350,000	372,750

Independent Power Producers — 0.3%
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	925,000	647,500
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	1,425,000	1,460,625
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,000,000	1,020,000

		3,128,125

Instruments-Scientific — 0.1%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	1,284,000	1,435,390

Insurance-Life/Health — 1.7%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	2,380,000	2,927,581
Lincoln National Corp. Senior Notes 7.00% due 06/15/40	875,000	953,130
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,615,498
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,527,032
Prudential Financial, Inc. Notes 4.75% due 09/17/15	2,200,000	2,332,796
Prudential Financial, Inc. Senior Notes 5.15% due 01/15/13	1,790,000	1,900,991
Prudential Financial, Inc. Senior Notes 5.80% due 06/15/12	1,000,000	1,070,172
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,283,526

		16,610,726

Insurance-Multi-line — 1.0%
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	1,090,482
CNA Financial Corp. Notes 6.50% due 08/15/16	410,000	433,229
CNA Financial Corp. Senior Notes 7.35% due 11/15/19	810,000	880,202
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	877,961
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,564,147

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)

MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	$900,000	$1,111,648
Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	1,100,000	1,251,728
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	276,568

		9,485,965

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	3,752,024
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	3,350,000	4,417,786
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	420,000	497,664
The Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/40*	875,000	850,433
Union Central Life Insurance Notes 8.20% due 11/01/26*(10)	1,250,000	1,261,266

		10,779,173

Insurance-Property/Casualty — 0.6%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,281,043
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	1,510,000	1,651,415
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	868,987
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(8)	725,000	687,111

		5,488,556

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,200,000	1,194,000

Investment Management/Advisor Services — 1.9%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	5,390,000	6,301,541
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,784,809
FMR Corp. Notes 7.49% due 06/15/19*	400,000	470,579
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,589,061
FMR LLC Senior Notes 5.35% due 11/15/21*	1,260,000	1,303,432
Franklin Resources, Inc. Senior Notes 4.63% due 05/15/20	890,000	941,152
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	787,367
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,450,000	1,488,573
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	430,000
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	346,150
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	2,500,000	2,456,250

		18,898,914

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	950,000	1,007,000

Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	350,000	366,625

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	326,078
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	3,006,071

		3,332,149

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*	700,000	691,250

Medical Instruments — 0.4%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	875,000	881,563
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	1,500,000	1,515,018
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,400,000	1,449,946

		3,846,527

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	450,000	458,260

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)

Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	$440,000	$429,024

		887,284

Medical Products — 0.6%
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,075,000	3,447,844
Universal Hospital Services, Inc. Senior Sec. Notes 4.13% due 06/01/15(8)	300,000	256,500
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	1,600,000	1,620,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/39	600,000	641,771

		5,966,115

Medical-Biomedical/Gene — 0.2%
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	2,230,000	2,458,591

Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	842,311
CIGNA Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,869,838
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	900,000	1,035,784
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	766,003

		4,513,936

Medical-Hospitals — 1.2%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	565,625
HCA, Inc. Sec. Notes 9.63% due 11/15/16(11)	7,187,000	7,761,960
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(11)	2,325,000	2,394,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/18	1,425,000	1,425,000

		12,147,335

Medical-Outpatient/Home Medical — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	1,116,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,311,750

		2,427,750

Metal Processors & Fabrication — 0.4%
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/20	3,550,000	3,880,679

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,514,484

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/40	950,000	998,012

Miscellaneous Manufacturing — 0.3%
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15*	725,000	757,625
Reddy Ice Corp. Senior Sec. Notes 13.25% due 11/01/15*	1,758,000	1,722,840

		2,480,465

Multimedia — 1.2%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/17*	200,000	202,000
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	1,100,000	1,169,183
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	1,125,000	1,237,060
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	806,653
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,174,814
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,150,649
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,746,604
Time Warner, Inc. Company Guar. Notes 6.10% due 07/15/40	1,000,000	1,056,054
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	1,500,000	1,598,043
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	1,000,000	1,097,426

		12,238,486

Non-Hazardous Waste Disposal — 0.4%
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	225,000	280,278

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)

Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19*	$1,000,000	$1,096,203
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	946,952
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	1,150,000	1,398,287

		3,721,720

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 5.38% due 04/15/20	890,000	953,480

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	990,000	1,258,908
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/20	840,000	878,014

		2,136,922

Oil Companies-Exploration & Production — 1.4%
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	1,200,000	885,000
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	950,000	1,066,375
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	578,156
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	1,125,000	1,139,063
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,147,500
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	600,000	637,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 11.75% due 05/15/17	600,000	693,000
Mariner Energy, Inc. Company Guar. Notes 8.00% due 05/15/17	1,470,000	1,617,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	861,979
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,250,000
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,344,875
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	825,000	825,000
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	551,396
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	790,215

		14,387,059

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	911,250
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	200,000	204,500

		1,115,750

Oil Refining & Marketing — 0.8%
Coffeyville Resources LLC Senior Sec. Notes 10.88% due 04/01/17*	1,175,000	1,169,125
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	523,603
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,677,781
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	4,242,605

		7,613,114

Oil-Field Services — 0.2%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	600,000	618,000
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	950,000	859,750

		1,477,750

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	950,000	1,002,250

Paper & Related Products — 0.8%
Boise Paper Holdings LLC/Boise Co-Issuer Co. Company Guar. Notes 8.00% due 04/01/20	575,000	595,125
Boise Paper Holdings LLC/Boise Finance Co. Company Guar. Notes 9.00% due 11/01/17	700,000	735,000
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16	250,000	276,250
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	1,550,000	1,681,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)

International Paper Co. Senior Notes 7.30% due 11/15/39	$1,500,000	$1,719,150
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,223,600
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	350,000	324,188
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(7)(10)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/27	1,200,000	1,180,620

		7,735,708

Pharmacy Services — 0.4%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	1,740,000	1,858,687
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,768,000
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/15	200,000	213,000

		3,839,687

Pipelines — 2.5%
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	1,500,000	1,567,500
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,075,000	1,077,525
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	500,000	524,450
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	4,120,856
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	1,071,674
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,523,355
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/40	2,960,000	3,260,763
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,748,906
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	1,975,000	2,068,813
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	695,625
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,286,899
Williams Partners LP Senior Notes 5.25% due 03/15/20	2,720,000	2,904,585

		24,850,951

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,521,063

Publishing-Periodicals — 0.4%
Idearc, Inc. Escrow Notes 8.00% due 11/15/16†(1)(10)	1,275,000	9,563
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,750,000	1,583,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	550,000	617,375
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 11.63% due 02/01/14	1,300,000	1,459,250
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(4)	700,000	682,500

		4,352,438

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	425,000	430,844

Racetracks — 0.2%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,076,344
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	675,000	730,687

		1,807,031

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 8.75% due 04/01/15*	675,000	695,250

Real Estate Investment Trusts — 2.0%
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,272,496
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	929,418
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/14	1,500,000	1,595,367
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	1,750,000	1,850,630
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	554,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)

Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	$850,000	$864,875
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	155,000	157,713
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,409,024
ProLogis Senior Sec. Notes 6.88% due 03/15/20	940,000	900,696
ProLogis Senior Notes 7.63% due 08/15/14	1,460,000	1,555,207
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	500,372
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,586,171
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,302,895
Tanger Properties LP Senior Notes 6.13% due 06/01/20	1,760,000	1,854,801
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	205,654
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	695,409

		20,234,853

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	1,540,000	1,660,739

Real Estate Operations & Development — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	296,406

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(10)(11)	250,000	100
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(6)(10)	450,000	180

		280

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*	325,000	338,813
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	525,000	539,437
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	325,000	358,313
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/19	300,000	306,750
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	1,133,000
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	600,000	637,500

		3,313,813

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18*	825,000	839,438
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12†*(1)(6)(10)(14)	475,000	0

		839,438

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	1,000,000	1,112,500

Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,300,000	1,251,250

Retail-Bookstores — 0.2%
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	575,000	527,563
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	1,275,000	1,233,562
Nebraska Book Co., Inc. Senior Sec. Notes 10.00% due 12/01/11	675,000	685,125

		2,446,250

Retail-Building Products — 0.1%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/18*	700,000	733,250

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,390,862

Retail-Discount — 0.2%
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(11)	1,650,000	1,909,875

Retail-Drug Store — 0.1%
CV Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	637,936	640,402

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	$575,000	$592,250

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/30†(1)(10)	300,000	0

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,925,000	2,098,250

Retail-Propane Distribution — 0.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	2,070,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 12/15/14	2,125,000	2,135,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 03/15/20	650,000	676,000

		4,881,625

Retail-Regional Department Stores — 0.3%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	885,937
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	875,000	883,750
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	370,313
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/32	325,000	307,125
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	275,000	269,500

		2,716,625

Retail-Restaurants — 0.2%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,525,000	1,540,250

Retail-Toy Stores — 0.2%
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	1,575,000	1,777,781

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,762,342

Schools — 0.4%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,339,492
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,375,000	1,306,250

		3,645,742

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/13	1,295,000	1,326,761

Semiconductor Equipment — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,954,506

Soap & Cleaning Preparation — 0.2%
JohnsonDiversey Holdings, Inc. Senior Notes 10.50% due 05/15/20*	1,050,000	1,170,750
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	375,000	393,750

		1,564,500

Special Purpose Entities — 2.6%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,225,000	1,212,750
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	717,691
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,443,463
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(8)	2,980,000	2,734,150
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	350,000	378,875
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	2,850,000	3,013,875
City National Capital Trust I Company Guar. Notes 9.63% due 02/01/40	4,880,000	5,169,335
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/37*	5,650,000	6,086,864
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	475,000	532,000
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,398,817
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,175,000	1,139,750
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	187,804
Universal City Development Partners, Ltd. Senior Notes 8.88% due 11/15/15*	825,000	849,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

Universal City Development Partners, Ltd. Senior Sub. Notes 10.88% due 11/15/16*	$1,125,000	$1,209,375

		26,074,499

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	1,020,600
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	1,780,000	1,838,258

		2,858,858

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	1,915,635

Storage/Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC Senior Notes 8.88% due 03/15/18*	1,325,000	1,391,250

Telecom Services — 0.7%
SBA Tower Trust Company Guar. Notes 5.10% due 04/15/17*	1,790,000	1,928,812
tw telecom holdings, Inc. Company Guar. Notes 8.00% due 03/01/18	650,000	676,813
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,875,000	1,917,187
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,925,000	2,035,687

		6,558,499

Telecommunication Equipment — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	7,163,475

Telephone-Integrated — 1.4%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	2,240,528
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,463,436
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,245,858
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	922,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,425,000	4,220,343
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	400,000	377,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	600,000	627,000
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	1,920,000	2,270,932

		14,367,597

Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	75,000	79,125
LIN Television Corp. Company Guar. Notes 8.38% due 04/15/18*	125,000	128,437
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(11)	1,190,837	1,076,219
Univision Communications, Inc. Senior Sec. Notes 12.00% due 07/01/14*	150,000	164,625

		1,448,406

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	1,175,000	1,222,000
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	250,000	258,750

		1,480,750

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	670,000	862,041

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/40	1,240,000	1,282,134

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/15*	775,000	736,250

Transport-Rail — 1.3%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,789,746
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	337,433	411,432
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	2,900,000	3,089,559
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	879,656
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,180,000	1,212,864

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)

Union Pacific Corp. Senior Notes 4.88% due 01/15/15	$3,320,000	$3,641,648

		13,024,905

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 5.75% due 03/15/14(8)(11)	1,600,000	1,536,000
General Nutrition Centers, Inc. Company Guar. Notes 10.75% due 03/15/15	200,000	203,000

		1,739,000

Web Hosting/Design — 0.1%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	1,175,000	1,339,500

Wire & Cable Products — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,450,000
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,930,000	1,944,475
International Wire Group, Inc. Senior Sec. Notes 9.75% due 04/15/15*	850,000	858,500

		4,252,975

Total U.S. CORPORATE BONDS & NOTES (cost $762,984,683)		824,821,668

FOREIGN CORPORATE BONDS & NOTES — 13.4%
Advertising Agencies — 0.1%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16*	1,275,000	1,389,750

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/20	675,000	717,187

Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*	1,005,000	683,400

Banks-Commercial — 0.2%
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(8)(12)	2,850,000	2,401,125

Beverages-Wine/Spirits — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	4,232,103
Diageo Capital PLC Company Guar. Notes 7.38% due 01/15/14	840,000	989,963

		5,222,066

Broadcast Services/Program — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	6,494,889

Cable/Satellite TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,692,031

Cellular Telecom — 1.0%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	4,413,259
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*(10)	2,250,000	2,286,563
Digicel Group, Ltd. Senior Notes 9.13% due 01/15/15*(10)(11)	935,000	944,350
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/18*(10)	75,000	80,344
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,072,269

		9,796,785

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	475,000	505,024

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,771,875
SMART Modular Technologies, Inc. Sec. Notes 6.03% due 04/01/12(8)(10)	146,000	139,065

		1,910,940

Diversified Financial Services — 0.3%
Ceva Group PLC Senior Sec. Notes 11.63% due 10/01/16*	125,000	133,438
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	2,380,000	2,568,296

		2,701,734

Diversified Manufacturing Operations — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	3,194,532

Diversified Minerals — 0.4%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,775,075
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	1,000,000	1,230,695

		4,005,770

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	$433,000	$476,531
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,217,839
Stena AB Senior Notes 7.00% due 12/01/16	250,000	237,813

		1,932,183

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,284,113

Electric-Integrated — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	700,300

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,806,822
NXP BV/NXP Funding LLC Senior Sec. Notes 9.75% due 08/01/18*	100,000	105,250

		1,912,072

Finance-Investment Banker/Broker — 0.5%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/20*	3,500,000	3,678,216
Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	1,020,000	1,179,870

		4,858,086

Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 6.95% due 04/01/19	800,000	983,932

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,782,442

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,456,209

Investment Management/Advisor Services — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,104,846

Metal-Diversified — 0.5%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	1,750,000	1,925,842
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	2,580,000	2,867,461

		4,793,303

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,075,000	1,091,125

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,697,696

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	842,076
Canadian Natural Resources, Ltd. Senior Notes 5.45% due 10/01/12	200,000	216,072
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	5,106,037

		6,164,185

Oil Companies-Integrated — 1.4%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	1,034,100
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	3,283,782
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,616,469
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15*	5,000,000	5,236,972
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/20*	1,600,000	1,704,791
Qatar Petroleum Notes 5.58% due 05/30/11*	444,600	455,422

		14,331,536

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	646,226
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,197,633

		2,843,859

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	275,000	285,312
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	302,500

		587,812

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	$3,870,000	$4,426,080

Precious Metals — 0.4%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,000,000	4,369,512

Satellite Telecom — 0.7%
Inmarsat Finance PLC Company Guar. Notes 7.38% due 12/01/17*	325,000	333,125
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(4)	4,500,000	4,680,000
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	2,025,000	2,187,000

		7,200,125

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/17*	975,000	1,028,625

Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/16	325,000	342,469
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,145,625

		1,488,094

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Senior Notes 10.50% due 04/15/18*	800,000	832,000

Special Purpose Entities — 0.5%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	750,000	779,551
Pearson Funding Two PLC Notes 4.00% due 05/17/16*	2,800,000	2,868,442
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	575,000	491,625
Reliance Intermediate Holdings, LP Senior Notes 9.50% due 12/15/19*	900,000	947,721

		5,087,339

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,546,173

Telecom Services — 0.0%
Digicel SA Senior Notes 12.00% due 04/01/14*(10)	400,000	455,000

Telephone-Integrated — 1.2%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	960,000	1,044,888
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,785,770
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,313,993
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	2,440,000	2,651,121
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,850,861
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	1,525,000	1,715,625

		12,362,258

Television — 0.1%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	329,875
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	275,000	308,000

		637,875

Transport-Marine — 0.0%
Teekay Corp. Senior Notes 8.50% due 01/15/20	200,000	210,000

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,353,640

Total Foreign Corporate Bonds & Notes (cost $121,651,447)		133,235,653

FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 0.8%
State Of Qatar Senior Notes 5.25% due 01/20/20*	2,185,000	2,310,638
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,922,500

		8,233,138

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)

SupraNational Banks — 0.2%
Corporacion Andina De Fomento Senior Notes 3.75% due 01/15/16	710,000	$706,632
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	1,000,000	1,242,960

		1,949,592

Total Foreign Government Agencies (cost $9,294,577)		10,182,730

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp. — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $283,897)	640,000	433,382

COMMON STOCK — 0.0%
Publishing-Periodicals — 0.0%
Dex One Corp.† (cost $526,445)	16,805	304,506

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(9)(10)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(9)(10)	264	3

Total Membership Interest Certificates (cost $85,648)		3

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc.* 7.00%	1,467	1,204,728

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	900

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	944,000

Total Preferred Stock (cost $3,401,837)		2,149,628

WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(1) (cost $6,351)	6,134	0

Total Long-Term Investment Securities (cost $898,638,740)		971,546,442

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $4,996,000)	$4,996,000	4,996,000

TOTAL INVESTMENTS (cost $903,634,740) (13)	98.2%	976,542,442
Other assets less liabilities	1.8	17,816,269

NET ASSETS	100.0%	$994,358,711

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $205,007,108 representing 20.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects the stated maturity date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2010, the Corporate Bond Portfolio held the following restricted securities:

		Principal
	Acquisition	Amount/	Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Chemtura Corp. 6.88% due 06/01/16	1/18/2007	$300,000	$295,854
	4/11/2007	175,000	176,230
	5/12/2008	550,000	503,976
	10/27/2008	350,000	239,209

		1,375,000	1,215,269	$1,533,125	$111.50	0.15%
CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	$5	$9,558	0	0.00	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	$50,000	$51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00
Sleepmaster, LLC Membership Interest Certificates	2/25/2003	$264	$58,497	3	0.01	0.00

				$1,533,128		0.15%

(10)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $9,643,741 representing 1.0% of net assets.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Perpetual maturity — maturity date reflects the next call date.
(13)	See Note 3 for cost of investments on a tax basis.
(14)	Company has filed for Chapter 7 bankruptcy.

STRIPS —	Separate Trading of Registered Interest and Principal of Securities

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$8,853	$8,853
Convertible Bonds & Notes	—	410,019	—	410,019
U.S. Corporate Bonds & Notes	—	824,812,105	9,563	824,821,668
Foreign Corporate Bonds & Notes	—	133,235,653	—	133,235,653
Foreign Government Agencies	—	10,182,730	—	10,182,730
U.S. Government Agencies	—	433,382	—	433,382
Common Stock	304,506	—	—	304,506
Membership Interest Certificates	—	—	3	3
Preferred Stock	944,900	1,204,728	—	2,149,628
Warrants	—	—	0	0
Short-Term Investment Securities:
Time Deposit	—	4,996,000	—	4,996,000

Total	$1,249,406	$975,274,617	$18,419	$976,542,442

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

				Membership
	Asset Backed	U.S. Corporate		Interest
	Securities	Bonds & Notes	Common Stock	Certificates	Warrants

Balance as of 1/31/2010	$16,914	$0	$817,838	$3	$—
Accrued discounts/premiums	—	3,239	—	—	—
Realized gain (loss)	38	(568,377)	(2,012,849)	—	—
Change in unrealized appreciation (depreciation)(1)	1,986	574,701	1,769,191	—	(6,351)
Net purchases (sales)	(10,085)	—	(269,673)	—	6,351
Transfers in and/or (out) of Level 3(2)	—	—	(304,507)	—	—

Balance as of 7/31/2010	$8,853	$9,563	$—	$3	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

			Membership
Asset Backed	U.S. Corporate		Interest
Securities	Bonds & Notes	Common Stock	Certificates	Warrants

$1,986	$8,692	$—	$—	$(6,351)

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Sovereign	48.1%
Banks-Special Purpose	13.6
Banks-Commercial	7.1
United States Treasury Bonds	6.6
Sovereign Agency	4.1
Collateralized Mortgage Obligation — Other	2.5
Time Deposits	2.3
Diversified Banking Institutions	2.2
Banks-Mortgage	2.2
SupraNational Banks	1.6
Diversified Financial Services	1.5
Finance-Leasing Companies	0.9
Oil Companies-Integrated	0.9
Banks-Money Center	0.8
Electric-Integrated	0.7
Savings & Loans/Thrifts	0.5
Special Purpose Entities	0.5
Food-Misc.	0.5
Asset Backed Securities	0.5
Credit Card Other	0.5
Oil-Field Services	0.5
Diversified Minerals	0.4
Finance-Investment Banker/Broker	0.4
Finance-Other Services	0.4
Finance-Consumer Loans	0.3
United States Treasury Notes	0.3
Home Equity Other	0.3
Telephone-Integrated	0.3
Medical-Drugs	0.2
Computers	0.2
Insurance-Property/Casualty	0.1
Cable TV	0.1

101.1%

Country Allocation*

Germany	20.7%
United States	17.6
Japan	14.5
Italy	9.4
United Kingdom	8.2
Netherlands	7.4
Canada	4.1
Spain	3.4
Denmark	2.9
Finland	2.2
Belgium	2.1
Sweden	2.0
Luxembourg	1.4
Norway	1.1
France	1.1
Australia	0.8
Switzerland	0.7
Ireland	0.6
Austria	0.6
Philippines	0.2
Bermuda	0.1

101.1%

Credit Quality†#

Government — Treasury	7.2%
AAA	49.9
AA	22.3
A	14.8
BBB	0.6
CCC	1.2
CC	0.6
Not rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 4.7%
United Kingdom — 0.5%
Pillar Funding PLC Series 2005-1, Class A 0.79% due 11/15/12(2)	EUR	1,000,000	$1,297,435

United States — 4.2%
American Home Mtg. Assets Series 2007-1, Class A1 1.10% due 02/25/47(1)(2)		1,421,244	700,812
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.70% due 10/25/34(1)(2)		7,087	6,531
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.33% due 10/01/37*(2)(5)		233,122	214,460
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 1.58% due 10/25/37*(2)(5)		300,000	167,568
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.78% due 09/25/24*(2)(5)		400,000	163,414
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.56% due 03/20/46(1)(2)		1,156,590	616,668
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.62% due 02/25/36(1)(2)		1,266,007	649,496
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 1.79% due 11/25/47(1)(2)		914,140	450,062
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		890,856	810,248
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,429,624	984,553
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.55% due 11/20/36(1)(2)		930,879	783,929
Lehman XS Trust Series 2007-7N Class 1A2 0.57% due 06/25/47(1)(2)		1,644,174	769,237
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)(6)		445,836	364,341
Sequoia Mtg. Trust Series 2004-10, Class A3A 0.79% due 11/20/34(1)(2)		152,858	136,470
SLM Student Loan Trust Series 2003-10A, Class A1B 0.70% due 12/15/16*(2)(5)		1,300,000	1,299,350
SLM Student Loan Trust Series 2003-10A, Class A1A 1.10% due 12/15/16*(2)(5)		400,000	399,800
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		987,813	542,022
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 1.11% due 01/25/47(1)(2)		$707,371	296,858
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 1.40% due 07/25/46(1)(2)		1,919,884	805,243
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.32% due 12/28/37(1)(6)		1,341,605	959,521

			11,120,583

Total Asset Backed Securities (cost $18,385,098)			12,418,018

CORPORATE BONDS & NOTES — 35.3%
Australia — 0.6%
Australia & New Zealand Banking Group, Ltd. Senior Notes 3.38% due 03/01/11	EUR	100,000	131,874
BHP Billiton Finance, Ltd. Company Guar. Notes 6.38% due 04/04/16	EUR	700,000	1,074,879
St George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	362,838

			1,569,591

Austria — 0.6%
Erste Group Bank AG Government Guar. Notes 2.25% due 05/13/11	EUR	1,150,000	1,509,022

Bermuda — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	192,603

Canada — 2.4%
Bank of Nova Scotia Notes 1.45% due 07/26/13*(5)		3,700,000	3,717,775
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*(5)		1,000,000	1,018,776
Canadian Imperial Bank of Commerce Notes 2.60% due 07/02/15*(5)		460,000	466,433
Toronto-Dominion Bank Notes 2.20% due 07/29/15(5)		1,140,000	1,146,133

			6,349,117

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

France — 1.1%
Cie de Financement Foncier Notes 1.63% due 07/23/12*(5)		$900,000	$901,233
Cie de Financement Foncier Company Guar. Notes 2.13% due 04/22/13(5)		1,000,000	1,011,090
HSBC Covered Bonds Notes 3.38% due 01/20/17	EUR	700,000	934,589

			2,846,912

Germany — 13.5%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	835,867
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	12,407,417
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.25% due 06/15/12		2,200,000	2,212,811
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	8,373,133
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	731,000,000	8,663,816
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	3,280,552

			35,773,596

Ireland — 0.6%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,711,000

Japan — 4.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.60% due 01/22/13*		1,250,000	1,278,431
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	10,772,930

			12,051,361

Luxembourg — 0.5%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*(5)		300,000	336,349
John Deere Bank SA Company Guar. Notes 6.00% due 06/13/11	EUR	650,000	876,748

			1,213,097

Netherlands — 3.7%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*		$1,700,000	1,779,987
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,558,770
LeasePlan Corp NV Government Guar. Notes 3.00% due 05/07/12		1,200,000	1,239,420
LeasePlan Corp NV Government Guar. Notes 3.25% due 05/22/14	EUR	875,000	1,194,396
NIBC Bank NV Government Guar. Notes 2.80% due 12/02/14*		3,300,000	3,367,541
Shell International Finance BV Company Guar. Notes 4.50% due 02/09/16	EUR	400,000	569,900

			9,710,014

Norway — 1.1%
DNB Nor Boligkreditt Bonds 3.38% due 01/20/17	EUR	700,000	940,530
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		1,150,000	1,191,697
Statoil ASA Company Guar. Notes 4.38% due 03/11/15	EUR	550,000	772,635

			2,904,862

Sweden — 1.6%
Nordea Hypotek AB Notes 3.50% due 01/18/17	EUR	800,000	1,080,040
Swedbank AB Government Guar. Notes 2.90% due 01/14/13		1,025,000	1,063,922
Swedbank AB Government Guar. Notes 3.38% due 05/27/14	EUR	825,000	1,129,421
Swedish Covered Bond Notes 3.00% due 02/03/15	EUR	800,000	1,071,769

			4,345,152

Switzerland — 0.7%
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	450,000	654,469
UBS AG Bonds 3.88% due 12/02/19	EUR	500,000	675,641
UBS AG Senior Notes 4.88% due 08/04/20		650,000	658,536

			1,988,646

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

United Kingdom — 1.4%
Chester Asset Receivables Deal 11 Bonds 6.13% due 12/15/12	EUR	1,100,000	$1,444,609
Lloyds TSB Bank PLC Government Liquid Guar. Notes 2.80% due 04/02/12*(5)		1,500,000	1,533,002
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*		750,000	774,426

			3,752,037

United States — 2.9%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	754,947
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	151,990
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	1,046,929
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	625,176
International Business Machines Corp. Senior Notes 6.63% due 01/30/14	EUR	400,000	596,119
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	625,955
Kraft Foods, Inc. Senior Notes 2.63% due 05/08/13		1,350,000	1,387,435
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	653,134
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	333,731
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	571,206
Wm Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,123,682

			7,870,304

Total Corporate Bonds & Notes (cost $83,522,411)			93,787,314

GOVERNMENT AGENCIES — 37.8%
Australia — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	429,596

Belgium — 2.1%
Kingdom of Belgium Bonds 2.75% due 03/28/16	EUR	720,000	946,675
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	840,000	1,156,811
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	1,420,000	1,917,554
Kingdom of Belgium Bonds 4.00% due 03/28/14	EUR	1,010,000	1,418,081

			5,439,121

Canada — 2.1%
Government of Canada Bonds 2.50% due 06/01/15	CAD	2,460,000	2,416,091
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	1,976,666
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,247,293

			5,640,050

Denmark — 2.9%
Kingdom of Denmark Bonds 1.88% due 03/16/12		2,800,000	2,843,238
Kingdom of Denmark Notes 2.25% due 05/14/12		1,600,000	1,641,408
Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	600,000	823,721
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,466,026
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	932,194

			7,706,587

Finland — 2.2%
Government of Finland Notes 3.13% due 09/15/14	EUR	2,550,000	3,527,899
Government of Finland Bonds 4.38% due 07/04/19	EUR	1,560,000	2,289,794

			5,817,693

Germany — 7.2%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,100,000	1,592,652
Federal Republic of Germany Bonds 2.25% due 04/10/15	EUR	850,000	1,136,755
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	940,000	1,311,566

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)
Germany (continued)

Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	1,940,000	$2,737,238
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	450,000	643,635
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,580,000	2,396,794
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	835,657
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	1,410,000	2,412,396
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	2,090,000	3,561,060
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,374,044

			19,001,797

Italy — 3.4%
Republic of Italy Bonds 4.25% due 03/01/20	EUR	2,970,000	3,989,255
Republic of Italy Bonds 4.50% due 03/01/19	EUR	500,000	689,119
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,053,811
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,170,000	3,249,948

			8,982,133

Japan — 10.0%
Government of Japan Bonds 1.10% due 09/20/12	JPY	500,000,000	5,903,363
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,683,786
Government of Japan Bonds 1.70% due 12/20/16	JPY	142,000,000	1,765,862
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	5,512,809
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	857,939
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	433,255
Government of Japan Bonds 2.10% due 09/20/29	JPY	100,000,000	1,227,332
Government of Japan Bonds 2.10% due 12/20/29	JPY	100,000,000	1,226,396
Government of Japan Bonds 2.30% due 03/20/39	JPY	110,000,000	1,401,042
Japanese Government CPI Linked Bonds 1.00% due 06/10/16	JPY	404,376,000	4,582,257

			26,594,041

Netherlands — 3.7%
Government of Netherlands Bonds 2.75% due 01/15/15	EUR	1,150,000	1,563,720
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,426,923
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	630,000	902,082
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	4,968,418

			9,861,143

Spain — 3.4%
Government of Spain Bonds 2.30% due 04/30/13	EUR	860,000	1,121,965
Government of Spain Bonds 3.00% due 04/30/15	EUR	1,410,000	1,841,690
Government of Spain Bonds 4.60% due 07/30/19	EUR	3,480,000	4,716,286
Government of Spain Bonds 5.00% due 07/30/12	EUR	1,050,000	1,447,670

			9,127,611

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,300,000	373,497

United States — 0.5%
US Central Federal Credit Union Government Guar. Notes 1.90% due 10/19/12		670,000	686,063
Western Corporate Federal Credit Union Government Guar. Notes 1.75% due 11/02/12		750,000	765,543

			1,451,606

Total Government Agencies (cost $93,349,534)			100,424,875

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT TREASURIES — 19.5%
Italy — 6.0%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	$670,117
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	10,540,000	14,427,462
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	816,782

			15,914,361

Sweden — 0.3%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	641,122

United Kingdom — 6.3%
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/22	GBP	173,919	300,574
2.75% due 01/22/15	GBP	2,000,000	3,229,717
3.75% due 09/07/20	GBP	2,480,000	3,998,506
4.25% due 03/07/36	GBP	210,000	327,742
4.50% due 09/07/34	GBP	1,530,000	2,473,230
4.50% due 12/07/42	GBP	1,200,000	1,951,520
5.25% due 06/07/12	GBP	300,000	508,136
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 08/23/11	GBP	580,000	2,809,890
2.50% due 07/26/16	GBP	250,000	1,204,526

			16,803,841

United States — 6.9%
United States Treasury Bonds
2.13% due 02/15/40		363,377	385,520
4.38% due 11/15/39		2,460,000	2,626,818
4.50% due 08/15/39		700,000	762,563
5.25% due 11/15/28		2,200,000	2,653,750
5.50% due 08/15/28		1,220,000	1,512,610
6.13% due 11/15/27		120,000	158,587
6.63% due 02/15/27		300,000	414,984
7.50% due 11/15/24		540,000	787,387
8.00% due 11/15/21(3)		5,650,000	8,258,712
United States Treasury Notes
1.00% due 07/15/13		50,000	50,254
1.63% due 01/15/15 TIPS		754,089	797,921

			18,409,106

Total Government Treasuries (cost $51,673,812)			51,768,430

Foreign Debt Obligations — 1.5%
SUPRANATIONAL — 1.5%
Asian Development Bank Senior Notes 2.25% due 06/21/27	JPY	40,000,000	491,752
European Investment Bank Notes 1.63% due 03/15/13	EUR	1,800,000	2,534,462
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,085,050

Total Foreign Debt Obligations (cost $3,955,172)			4,111,264

Total Long-Term Investment Securities (cost $250,886,027)			262,509,901

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposit — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $5,999,000)		5,999,000	5,999,000

TOTAL INVESTMENTS (cost $256,885,027)(4)		101.1%	$268,508,901
Liabilities in excess of other assets		(1.1)	(2,932,436)

NET ASSETS		100.0%	$265,576,465

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010 the aggregate value of these securities was $17,418,545 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
(5)	Illiquid Security. At July 31, 2010 , the aggregate value of these securities was $12,375,383 representing 4.7% of net assets.
(6)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects the stated maturity date.

CPI	— Consumer Price Index
TIPS	— Treasury Inflation Protected Securities

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	July 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2010	(Depreciation)

27	Short	Euro-BOBL	September 2010	$4,230,465	$4,222,127	$8,338
8	Short	Euro-Bund	September 2010	1,332,698	1,339,799	(7,101)
11	Short	Euro-Shatz	September 2010	1,563,327	1,565,067	(1,740)
34	Short	90 Day Euro Dollar	September 2010	8,439,865	8,465,150	(25,285)
13	Short	Japan 10 Year Bond	September 2010	21,021,526	21,277,619	(256,093)
6	Short	U.S. Treasury Long Bond	September 2010	743,521	772,313	(28,792)
15	Long	U.S. Treasury 2 Year Note	September 2010	3,270,964	3,286,875	15,911
100	Long	U.S. Treasury 5 Year Note	September 2010	11,922,377	11,982,813	60,436
83	Long	U.S. Treasury 10 Year Note	September 2010	10,236,000	10,276,437	40,437

						$(193,889)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	USD	1,976,000	JPY	174,621,656	9/15/2010	$45,936	$—
	EUR	815,000.00	GBP	674,516.01	9/15/2010	—	(3,820)
	AUD	78,456.22	USD	68,527.59	9/15/2010	—	(2,106)
	EUR	801,000.00	USD	980,363.93	9/15/2010	—	(63,419)

						45,936	(69,345)

Barclays Bank	USD	1,234,001.77	AUD	1,374,000.00	9/10/2010	3,734	—
	USD	11,698,119.91	JPY	1,035,283,612.00	8/17/2010	286,398	—
	JPY	88,570,769.00	NOK	6,428,000.00	9/15/2010	30,058	—
	EUR	730,709.59	SEK	6,963,077.79	9/15/2010	11,988	—
	EUR	4,217,484.30	USD	5,513,373.83	8/23/2010	17,411	—
	DKK	4,444,923.29	USD	769,417.22	9/23/2010	—	(7,930)
	GBP	1,696.51	USD	2,591.11	9/15/2010	—	(70)
	SEK	9,971,191	USD	1,257,922	9/15/2010	—	(122,786)

						349,589	(130,786)

Citibank N.A.	CAD	500,857.63	AUD	553,000.00	9/15/2010	10,941	—
	CHF	1,062,145.96	EUR	797,000.00	9/15/2010	18,494	—
	USD	1,968,953	GBP	1,295,000	9/15/2010	62,692	—
	USD	31,465.74	JPY	2,730,361.00	9/15/2010	149	—
	USD	1,966,887	NZD	2,861,862	9/15/2010	102,835	—
	CAD	1,037,000.00	SEK	7,405,569.58	9/15/2010	17,307	—
	NOK	12,723,267.15	EUR	1,595,000.00	9/15/2010	—	(10,989)
	SEK	7,567,851.30	EUR	789,000.00	9/15/2010	—	(19,772)
	EUR	1,597,000.00	USD	1,951,981.16	9/15/2010	—	(129,069)

						212,418	(159,830)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Credit Suisse London Branch	USD	113,764.90	CHF	119,517.99	9/15/2010	$1,019	$—
	CHF	2,164,662.16	EUR	1,604,000.00	9/15/2010	11,248	—
	GBP	661,386.72	EUR	811,000.00	9/15/2010	19,205	—
	USD	901,751.44	EUR	693,735.00	8/23/2010	2,281	—
	USD	2,257,001.20	GBP	1,505,691.34	8/9/2010	105,586	—
	CHF	1,102,912.30	AUD	1,162,000.00	9/15/2010	—	(13,094)
	EUR	807,000.00	GBP	663,499.26	9/15/2010	—	(10,679)
	EUR	1,621,865.78	USD	2,105,911.62	8/23/2010	—	(7,603)

						139,339	(31,376)

Deutsche Bank AG London	USD	1,192,659.48	AUD	1,374,000.00	8/4/2010	50,398	—
	USD	383,037.39	EUR	294,673.61	9/15/2010	952	—
	AUD	2,881,559	USD	2,375,541	9/15/2010	—	(218,691)
	EUR	495,388.69	USD	644,005.30	8/23/2010	—	(1,554)
	NZD	37,687.01	USD	26,784.16	9/15/2010	—	(471)

						51,350	(220,716)

HSBC Bank	CAD	1,002,513.05	EUR	770,000.00	9/15/2010	28,774	—
	USD	1,482,097.76	EUR	1,144,000.00	9/15/2010	8,648	—
	USD	142,653.14	NOK	897,644.91	9/15/2010	4,759	—
	USD	975,000.00	SEK	7,542,760.88	9/15/2010	69,444	—
	CHF	1,041,791.68	CAD	1,018,000.00	9/15/2010	—	(10,860)
	AUD	1,106,336.58	EUR	757,000.00	9/15/2010	—	(9,575)
	NOK	6,455,302.75	EUR	807,000.00	9/15/2010	—	(8,497)
	SEK	7,636,485.70	EUR	796,000.00	9/15/2010	—	(20,154)
	NOK	6,293,000.00	SEK	7,439,200.73	9/15/2010	—	(3,342)
	EUR	808,000.00	USD	975,155.00	9/15/2010	—	(77,750)
	GBP	2,557,140.13	USD	3,885,804.57	8/9/2010	—	(126,616)
	GBP	668,043.08	USD	994,048.10	9/15/2010	—	(54,003)

						111,625	(310,797)

JP Morgan Chase Bank	USD	659,742.82	AUD	758,316.36	9/15/2010	22,960	—
	CAD	1,011,086.70	EUR	806,000.00	9/15/2010	67,351	—
	USD	5,927,935	EUR	4,564,546	8/23/2010	20,297	—
	EUR	795,000.00	CAD	1,018,657.35	9/15/2010	—	(45,657)
	EUR	807,000.00	JPY	89,493,798.00	9/15/2010	—	(15,357)
	EUR	1,494,114.91	NOK	11,804,209.99	9/15/2010	—	(8,477)
	AUD	1,100,000.00	USD	983,466.00	9/15/2010	—	(6,851)
	EUR	20,248,861.56	USD	25,484,366.71	8/23/2010	—	(902,689)

						110,608	(979,031)

Morgan Stanley and Co. International	GBP	634,000.00	USD	988,057.30	9/15/2010	—	(6,586)

Royal Bank of Canada	USD	179,345.38	CAD	188,531.45	9/15/2010	3,939	—
	CAD	1,062,076.68	EUR	811,000.00	9/15/2010	24,295	—
	JPY	89,463,891.00	EUR	814,000.00	9/15/2010	24,825	—
	USD	3,911,228	EUR	3,173,000	9/15/2010	223,507	—
	EUR	815,000.00	CAD	1,026,875.55	9/15/2010	—	(63,729)
	USD	978,000.00	CAD	1,001,071.02	9/15/2010	—	(4,789)
	USD	985,595.66	NZD	1,358,000.00	9/15/2010	—	(3,479)
	EUR	1,820,545	USD	2,221,351	9/15/2010	—	(151,000)
	JPY	88,811,155.00	USD	971,000.00	9/15/2010	—	(57,340)

						276,566	(280,337)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Royal Bank of Scotland PLC	USD	991,828.67	EUR	811,000.00	9/15/2010	$64,985	$—
	SEK	7,654,031.20	USD	983,000.00	9/15/2010	—	(76,851)

						64,985	(76,851)

State Street Bank London	NZD	1,448,283.30	AUD	1,185,000.00	9/15/2010	19,431	—
	USD	1,822,262.77	CAD	1,895,772.85	9/15/2010	20,749	—
	SEK	11,813,280.75	USD	1,461,000.00	9/15/2010	—	(174,781)

						40,180	(174,781)

UBS AG London	EUR	2,967,305	CHF	4,145,237	9/15/2010	114,358	—
	GBP	665,888.96	EUR	808,000.00	9/15/2010	8,233	—
	EUR	795,000.00	NOK	6,341,715.00	9/15/2010	5,481	—
	USD	1,951,000.00	SEK	15,292,230.65	9/15/2010	166,510	—
	AUD	1,208,301.60	EUR	814,000.00	9/15/2010	—	(27,096)
	EUR	798,000.00	USD	979,481.16	9/15/2010	—	(60,392)

						294,582	(87,488)

Westpac Banking Corp.	CAD	517,374.16	AUD	568,000.00	9/15/2010	8,388	—
	CHF	1,063,615.60	AUD	1,160,000.00	9/15/2010	22,846	—
	NZD	1,401,891.84	AUD	1,152,000.00	9/15/2010	23,272	—
	USD	970,125.20	AUD	1,111,000.00	9/15/2010	30,095	—
	AUD	1,181,000.00	CHF	1,128,581.32	9/15/2010	20,641	—
	USD	969,875.13	NZD	1,421,000.00	9/15/2010	57,804	—
	USD	915,532.95	SEK	6,731,250.00	9/21/2010	16,477	—
	USD	987,630.84	EUR	756,000.00	9/15/2010	—	(2,489)
	AUD	2,300,000	USD	1,928,215	9/15/2010	—	(142,447)
	EUR	1,594,000.00	USD	1,958,173.21	9/15/2010	—	(118,968)
	NZD	1,395,000.00	USD	982,624.05	9/15/2010	—	(26,251)

						179,523	(290,155)

						$1,876,701	$(2,818,079)

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
				Payments		Upfront Payments	Gross
Swap	Notional		Termination	Received by the	Payments Made	Made (Received)	Unrealized
Counterparty	Amount (000’s)		Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Barclay’s Bank	EUR	6,120	04/23/20	4.259%	6 month EURO	$—	$142,946
	EUR	1,480	05/12/20	4.265%	6 month EURO	—	34,192
	EUR	5,220	05/14/20	4.360%	6 month EURO	—	146,459
	GBP	7,770	08/04/20	4.155%	6 month BP	—	813,964
	GBP	23,550	08/10/20	4.113%	6 month BP	—	2,307,868
Citibank NA	EUR	6,150	04/23/20	4.286%	6 month EURO	—	152,583
The Royal Bank of Scotland	EUR	2,360	12/15/12	6 month EURO	1.750%	(11,685)	723
UBS AG	JPY	1,345,000	12/15/15	1.000%	6 month JYOR	185,397	110,798

							$3,709,533

				Rates Exchanged
				Payments		Upfront Payments	Gross
	Notional		Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty	Amount (000’s)		Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Barclay’s Bank	GBP	4,640	08/04/15	6 month BP	3.510%	$—	$(375,181)
	GBP	14,050	08/10/15	6 month BP	3.400%	—	(1,010,621)
	GBP	3,890	08/04/25	6 month BP	4.372%	—	(417,297)
	GBP	11,780	08/10/25	6 month BP	4.360%	—	(1,226,717)
	EUR	1,830	04/23/40	6 month EURO	4.085%	—	(112,799)
	EUR	410	05/12/40	6 month EURO	3.940%	—	(14,220)
	EUR	1,540	05/14/40	6 month EURO	4.055%	—	(86,206)
	EUR	750	12/15/40	3.750%	6 month EURO	103,101	(36,531)
Citibank NA	EUR	1,850	04/23/40	6 month EURO	4.119%	—	(125,727)
Credit Suisse First Boston International (London)	EUR	9,800	12/15/15	6 month EURO	2.750%	(197,921)	(68,774)
UBS AG	USD	9,040	12/15/15	3 month LIBOR	3.000%	(127,824)	(302,192)

							$(3,776,265)

Total						$(48,932)	$(66,732)

# Illiquid Security

BP	—	British Pound Offered Rate
EURO	—	Euro Offered Rate
JYOR	—	Japanese Yen Offered Rate
LIBOR	—	London Interbank Offered Rate

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$12,418,018	$—	$12,418,018
Corporate Bonds & Notes	—	93,787,314	—	93,787,314
Government Agencies	—	100,424,875	—	100,424,875
Government Treasuries	—	51,768,430	—	51,768,430
Foreign Debt Obligations	—	4,111,264	—	4,111,264
Short-Term Investment Securities:
Time Deposit	—	5,999,000	—	5,999,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	125,122	—	—	125,122
Open Futures Contracts Depreciation	(319,011)	—	—	(319,011)
Open Forward Foreign Currency Contracts Appreciation	—	1,876,701	—	1,876,701
Open Forward Foreign Currency Contracts Depreciation	—	(2,818,079)	—	(2,818,079)
Interest Rate Swap Contracts Appreciation	—	3,709,533	—	3,709,533
Interest Rate Swap Contracts Depreciation	—	(3,776,265)	—	(3,776,265)

Total	$(193,889)	$267,500,791	$—	$267,306,902

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.1%
Medical-Hospitals	4.1
Diversified Banking Institutions	4.0
Telephone-Integrated	3.7
Repurchase Agreement	3.5
Casino Hotels	2.8
Telecom Services	2.5
Electric-Generation	2.2
Paper & Related Products	2.2
Banks-Super Regional	2.1
Independent Power Producers	2.0
Steel-Producers	1.9
Satellite Telecom	1.9
Special Purpose Entities	1.8
Chemicals-Diversified	1.7
Cable/Satellite TV	1.7
Airlines	1.6
Pipelines	1.5
Electric-Integrated	1.5
Coal	1.4
Building-Residential/Commercial	1.4
Rental Auto/Equipment	1.4
Diversified Financial Services	1.1
Distribution/Wholesale	1.1
Chemicals-Plastics	1.1
Auto/Truck Parts & Equipment-Original	1.1
Oil-Field Services	1.1
Insurance-Mutual	1.1
Medical-Drugs	1.0
Transport-Air Freight	1.0
Funeral Services & Related Items	1.0
Computer Services	1.0
Finance-Auto Loans	1.0
Physicians Practice Management	1.0
Containers-Paper/Plastic	1.0
Medical Instruments	1.0
Printing-Commercial	0.9
Retail-Regional Department Stores	0.9
Enterprise Software/Service	0.8
Electronic Components-Semiconductors	0.8
Gas-Transportation	0.8
Diversified Manufacturing Operations	0.8
Gambling (Non-Hotel)	0.8
Retail-Toy Stores	0.8
Electronic Components-Misc.	0.7
Insurance-Life/Health	0.7
Retail-Restaurants	0.7
Broadcast Services/Program	0.6
Decision Support Software	0.6
Banks-Commercial	0.6
Auto-Heavy Duty Trucks	0.5
Cosmetics & Toiletries	0.5
Television	0.5
Cellular Telecom	0.5
Real Estate Investment Trusts	0.5
Storage/Warehousing	0.5
Retail-Apparel/Shoe	0.5
Semiconductor Equipment	0.5
Firearms & Ammunition	0.5
Energy-Alternate Sources	0.5
Retail-Drug Store	0.5
Hazardous Waste Disposal	0.5
Direct Marketing	0.5
Beverages-Wine/Spirits	0.5
Commercial Services	0.5
Web Hosting/Design	0.5
Retail-Propane Distribution	0.5
Finance-Other Services	0.5
Medical-Biomedical/Gene	0.5
Machinery-Farming	0.5
Rubber-Tires	0.5
Consulting Services	0.5
Capacitors	0.5
Home Furnishings	0.4
Data Processing/Management	0.4
Seismic Data Collection	0.4
Food-Retail	0.4
Photo Equipment & Supplies	0.4
Food-Meat Products	0.4
Advertising Services	0.4
Casino Services	0.4
Transport-Services	0.4
Containers-Metal/Glass	0.4
Non-Hazardous Waste Disposal	0.3
Aerospace/Defense	0.3
Theaters	0.3
Financial Guarantee Insurance	0.3
Computers-Memory Devices	0.3
Music	0.3
Medical Products	0.3
Building & Construction Products-Misc.	0.3
Real Estate Management/Services	0.3
Wire & Cable Products	0.3
Investment Companies	0.3
Gas-Distribution	0.3
Multimedia	0.2
Commercial Services-Finance	0.2
Transport-Marine	0.2
Food-Misc.	0.2
Publishing-Books	0.2
Applications Software	0.2
Radio	0.2
Beverages-Non-alcoholic	0.2
Oil Refining & Marketing	0.2
Engineering/R&D Services	0.1
Health Care Cost Containment	0.1

98.2%

Credit Quality#†

A	1.8%
BBB	3.6
BB	33.5
B	42.5
CCC	9.6
CC	0.5
C	0.3
Not rated@	8.2

100.0

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.4%
Telecom Services — 0.4%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(3)(4)(11)(12) (cost $1,272,000)	$1,272,000	$1,106,640

U.S. CORPORATE BONDS & NOTES — 85.8%
Advertising Services — 0.4%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(5)	1,040,000	1,066,000

Aerospace/Defense — 0.3%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	930,000	936,975

Airlines — 1.6%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,217,000	2,399,903
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	700,000	767,375
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	1,118,278	1,241,288

		4,408,566

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	504,000	529,830

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,425,000	1,506,937

Auto/Truck Parts & Equipment-Original — 1.1%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	1,380,000	1,428,300
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,300,000	1,352,000
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*	200,000	202,500

		2,982,800

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(2)(3)	1,975,000	0

Banks-Commercial — 0.6%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,686,765	1,589,776

Banks-Super Regional — 2.1%
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/37(6)	1,303,000	1,120,580
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(6)(7)	5,550,000	4,696,965

		5,817,545

Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,300,000	1,352,000

Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	900,000	687,375
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	100,000	99,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	926,000	953,780

		1,740,655

Building & Construction Products-Misc. — 0.3%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	784,000	803,600

Building-Residential/Commercial — 1.4%
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/16	1,031,000	925,323
KB Home Company Guar. Notes 9.10% due 09/15/17	325,000	329,469
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18*	900,000	801,000
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	1,425,000	1,328,812
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	450,000	437,625

		3,822,229

Cable/Satellite TV — 1.7%
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,250,000	1,365,625
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	2,482,000	2,593,690
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	675,000	693,562

		4,652,877

Capacitors — 0.5%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	1,250,000	1,256,250

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Casino Hotels — 2.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(9)	$2,046,934	$1,867,827
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	3,250,000	2,860,325
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,020,000	1,101,600
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	775,000	879,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,022,000	1,038,608

		7,747,985

Casino Services — 0.4%
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	1,053,000

Cellular Telecom — 0.5%
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,475,000	1,460,250

Chemicals-Diversified — 1.3%
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	1,250,000	1,314,063
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,461,000	1,477,436
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	775,000	816,656

		3,608,155

Chemicals-Plastics — 0.8%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	2,270,000	2,187,712

Coal — 1.4%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	1,100,000	1,179,750
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	375,000	398,438
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	350,000	376,250
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	804,000	848,220
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,075,000	1,057,531

		3,860,189

Commercial Services — 0.5%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	1,425,000	1,350,188

Commercial Services-Finance — 0.2%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	625,000	646,875

Computer Services — 1.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,510,525
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,275,000	1,303,687

		2,814,212

Consulting Services — 0.5%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	1,225,000	1,269,406

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	900,000	972,000

Containers-Paper/Plastic — 1.0%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	650,000	666,250
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	1,175,000	1,104,500
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	850,000	909,500

		2,680,250

Cosmetics & Toiletries — 0.5%
Revlon Consumer Products Corp. Notes 9.75% due 11/15/15	1,425,000	1,482,000

Data Processing/Management — 0.4%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,500,000	1,196,250

Decision Support Software — 0.6%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,800,000	1,719,000

Direct Marketing — 0.5%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,825,000	1,359,625

Distribution/Wholesale — 1.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,500,000	1,563,750
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,500,000	1,477,500

		3,041,250

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Banking Institutions — 2.9%
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(6)(7)	$2,948,000	$2,966,779
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(6)(7)	1,727,000	1,738,001
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	3,188,000	3,355,370

		8,060,150

Diversified Financial Services — 1.1%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(6)	2,975,000	3,064,250

Diversified Manufacturing Operations — 0.8%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,787,000	1,702,117
SPX Corp. Senior Notes 7.63% due 12/15/14	550,000	576,125

		2,278,242

Electric-Generation — 2.2%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	875,000	595,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	544,950
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	487,200	460,404
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	451,221	444,453
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	991,876	1,031,551
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	364,875
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	597,347	613,971
The AES Corp. Senior Notes 8.00% due 10/15/17	1,345,000	1,427,381
The AES Corp. Senior Notes 8.00% due 06/01/20	675,000	714,656

		6,197,241

Electric-Integrated — 1.3%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,358,500
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,365	481,900
Southern Energy, Inc. Escrow Notes 7.90% due 07/01/09†(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,690,000	1,802,300

		3,642,700

Electronic Components-Misc. — 0.7%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,425,000	1,531,875
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	475,000	517,750

		2,049,625

Electronic Components-Semiconductors — 0.8%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(1)	675,000	637,875
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	865,000	893,112
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	750,000	798,750

		2,329,737

Energy-Alternate Sources — 0.5%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	1,375,000	1,395,625

Engineering/R&D Services — 0.1%
Alion Science and Technology Corp. Senior Sec. Notes 12.00% due 11/01/14*(16)	400,867	394,854

Enterprise Software/Service — 0.8%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	1,300,000	1,329,250
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	1,000,000	1,020,000

		2,349,250

Finance-Auto Loans — 1.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	2,610,000	2,785,919

Finance-Other Services — 0.5%
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	1,415,000	1,317,719

Financial Guarantee Insurance — 0.3%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	1,390,000	828,881

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Firearms & Ammunition — 0.5%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	$1,325,000	$1,399,531

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	1,000,000	1,117,500

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	775,000	811,812
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	375,000	377,813

		1,189,625

Funeral Services & Related Items — 1.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,450,000	1,439,125
Service Corp. International Senior Notes 8.00% due 11/15/21	1,350,000	1,407,375

		2,846,500

Gambling (Non-Hotel) — 0.7%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,485,000	1,425,600
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,285,000	578,250

		2,003,850

Gas-Distribution — 0.2%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	533,000	477,035

Gas-Transportation — 0.8%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,665,000	2,318,550

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	1,325,000	1,368,063

Health Care Cost Containment — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	300,000	314,250

Home Furnishings — 0.4%
Norcraft Cos LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	1,150,000	1,207,500

Independent Power Producers — 2.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,225,000	1,237,250
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	5,150,000	0
Dynegy-Roseton/Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,475,000	1,364,375
NGC Corp. Capital Trust I Company Guar. Bonds 8.32% due 06/01/27	1,475,000	796,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,315,000	1,341,300
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	745,000	705,887

		5,445,312

Insurance-Life/Health — 0.7%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(6)	2,250,000	2,034,900

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(6)	2,690,000	2,945,550

Investment Companies — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	750,000	746,250

Machinery-Farming — 0.5%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,025,000	1,073,688
CNH America LLC Notes 7.25% due 01/15/16	200,000	209,000

		1,282,688

Medical Instruments — 1.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17*	775,000	784,688
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,790,000	1,853,860

		2,638,548

Medical Products — 0.3%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(1)	800,000	810,000

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,230,000	1,316,100

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical-Drugs — 0.7%
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	$1,625,000	$1,836,250

Medical-Hospitals — 4.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,475,000	1,541,375
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	2,665,000	2,791,587
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,825,000	2,245,875
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	3,150,000	3,480,750
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,365,000	1,306,988

		11,366,575

Mining Services — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.37% due 11/15/14(1)(6)	43,401	34,395

Multimedia — 0.2%
Haights Cross Operating Co. Bonds 16.00% due 03/15/14(2)(3)(6)	475,504	461,239

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	750,000	815,625

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(10)(11)	600,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	875,000	954,844

Oil Companies-Exploration & Production — 4.1%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. Company Guar. Notes 10.88% due 02/01/18	1,225,000	1,365,875
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	990,000	730,125
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	300,000	288,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	1,358,125
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,655,000	1,605,350
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,030,000	1,053,175
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	645,437
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	657,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	1,030,200
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	950,000	1,009,375
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	715,000
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	130,000	130,488
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	675,000	688,500

		11,276,650

Oil Refining & Marketing — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	475,000	432,250

Oil-Field Services — 0.7%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	1,000,000	1,100,000
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	1,000,000	970,000

		2,070,000

Paper & Related Products — 1.8%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(2)(3)	318,224	311,859
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	750,000	815,625
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	463,356
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	304,000	315,020
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	600,000	655,500

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)

Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	$250,000	$250,000
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	2,075,000	2,222,423

		5,033,783

Photo Equipment & Supplies — 0.4%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	1,180,000	1,171,150

Physicians Practice Management — 1.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	2,575,000	2,726,281

Pipelines — 1.5%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	825,000	837,375
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	555,000	579,975
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	640,000	672,538
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	606,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	591,938
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	775,000	770,156

		4,058,607

Printing-Commercial — 0.9%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	1,193,000	1,127,385
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	1,365,000	1,426,425

		2,553,810

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	550,000	532,125

Radio — 0.2%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16	471,000	496,905

Real Estate Investment Trusts — 0.5%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,350,000	1,436,063

Real Estate Management/Services — 0.3%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	700,000	792,750

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(1)(4)(8)	3,385,000	1,354

Rental Auto/Equipment — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*	1,200,000	1,251,000
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,405,000	1,443,637
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	1,085,000	1,095,850

		3,790,487

Retail-Apparel/Shoe — 0.5%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	912,000	813,960
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	125,000	129,063
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	416,000	462,800

		1,405,823

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	700,000	716,625
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	650,000	671,938

		1,388,563

Retail-Propane Distribution — 0.5%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	595,000	596,488
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	735,000

		1,331,488

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Retail-Regional Department Stores — 0.9%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	$456,000	$433,200
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	650,000	641,062
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	1,418,000	1,400,275

		2,474,537

Retail-Restaurants — 0.7%
Games Merger Corp. Senior Notes 11.00% due 06/01/18*	375,000	388,125
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	775,000	829,250
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	650,000	690,625

		1,908,000

Retail-Toy Stores — 0.8%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	2,000,000	2,105,000

Rubber-Tires — 0.5%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,140,000	1,276,800

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(10)(11)	750,000	0

Seismic Data Collection — 0.4%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	1,025,000	907,125
Seitel, Inc. Senior Notes 9.75% due 02/15/14	335,000	283,075

		1,190,200

Special Purpose Entities — 1.3%
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	1,525,000	1,650,812
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,095,000	739,125
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(6)(7)	925,000	741,850
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(1)	568,861	492,065

		3,623,852

Steel-Producers — 1.5%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	775,000	777,906
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,544,000	1,617,340
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	1,100,000	1,149,500
United States Steel Corp. Senior Notes 7.38% due 04/01/20	575,000	576,438

		4,121,184

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	1,365,000	1,405,950

Telecom Services — 2.1%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	328,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,350,500
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	1,100,000	1,137,125
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	2,650,000	2,901,750

		5,717,875

Telephone-Integrated — 3.5%
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,009,000	1,034,225
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	675,000	685,125
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,325,000	1,404,500
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17*	425,000	453,687
Frontier Communications Corp. Notes 8.50% due 04/15/20*	425,000	453,687
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18	1,375,000	1,252,969
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	1,275,000	1,357,875
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,655,000	1,439,850
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,485,000	1,505,419

		9,587,337

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Television — 0.5%
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13*†(2)(3)	$2,320,361	$0
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(1)	1,619,625	1,463,736
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(2)(3)	765,000	8
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(3)	785,000	8

		1,463,752

Theaters — 0.3%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	800,000	840,000

Transport-Air Freight — 1.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	582,928	501,318
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,636,643	1,571,177
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	451,857
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 01/02/14	376,238	368,713

		2,893,065

Transport-Marine — 0.2%
Overseas Shipholding Group, Inc. Senior Notes 8.13% due 03/30/18	600,000	609,000

Transport-Services — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	1,050,000	1,044,750

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,290,000	1,344,825

Wire & Cable Products — 0.3%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	775,000	775,000

Total U.S. Corporate Bonds & Notes (cost $236,264,017)		237,418,476

FOREIGN CORPORATE BONDS & NOTES — 6.1%
Chemicals-Diversified — 0.4%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	1,000,000	1,063,209

Chemicals-Plastics — 0.3%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	860,000	812,700

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	825,000	816,750

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17†(6)(7)(20)	1,425,000	883,500

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(3)(8)(15)	4,590,000	0

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(2)(3)	3,329,000	0

Oil Companies-Exploration & Production — 1.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	1,000,000	863,750
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,270,000	1,963,550

		2,827,300

Paper & Related Products — 0.2%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	577,500

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 8.75% due 03/15/16†(2)(3)	1,840,000	0

Satellite Telecom — 1.9%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(5)	2,844,000	2,957,760
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	2,148,000	2,228,550

		5,186,310

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Senior Notes 10.50% due 04/15/18*	1,350,000	1,404,000

Special Purpose Entities — 0.6%
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*(6)(8)(15)	1,210,000	24,200
LBG Capital No. 1 PLC Bank Guar. Notes 8.00% due 06/15/20*(2)(6)(7)	1,725,000	1,449,000

		1,473,200

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Steel-Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	$1,150,000	$1,105,437

Telephone-Integrated — 0.2%
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	575,000	623,875

Total Foreign Corporate Bonds & Notes (cost $22,275,509)		16,773,781

LOANS(13)(14) — 0.7%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(3)(4)(8)(12)	1,200,000	477,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/13(3)(9)(12)	1,419,838	24,847

Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC BTL-3 3.85% due 10/10/14(3)(12)	476,383	369,495
Texas Competitive Electric Holdings Co. LLC BTL-3 4.03% due 10/10/14(3)(12)	2,462	1,910

		371,405

Medical-Drugs — 0.4%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(2)(3)(8)(12)(16)	1,685,409	1,058,521

Total Loans (cost $4,708,542)		1,931,773

COMMON STOCK — 0.9%
Casino Services — 0.0%
Capital Gaming International, Inc.†(2)(3)	103	0

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(2)(3)	75,000	0

Food-Misc. — 0.2%
Wornick Co.†(2)(3)(12)	8,418	559,797

Gambling (Non-Hotel) — 0.1%
Shreveport Gaming Holdings, Inc.†(2)(3)(12)	17,578	251,102

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc.†(2)(3)	267,187	249,873

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(12)(17)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)(12)	70,165	8,771

Multimedia — 0.1%
Haights Cross Communication, Inc.†(2)(3)(12)	49,215	189,232

Oil Companies-Integrated — 0.0%
CB Simmons Co.†(2)(3)	68,000	0

Oil-Field Services — 0.3%
Stallion Oilfield Services, Ltd.†(2)(3)(12)	53,296	879,384

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	141	379,944

Total Common Stock (cost $4,421,696)		2,518,745

PREFERRED STOCK — 0.8%
Diversified Banking Institutions — 0.8%
Ally Financial, Inc. 7.00%	2,525	2,073,577

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(2)(3)(12)	39,177	196

Total Preferred Stock (cost $2,195,167)		2,073,773

WARRANTS† — 0.0%
Engineering/R&D Services — 0.0%
Alion Science & Technology Corp. Expires 11/14/10 (Strike price $0.01)(2)	400	4

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(2)(3)	44,885	0

Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14(2)	6,261	0

Total Warrants (cost $129,917)		4

Total Long-Term Investment Securities (cost $271,266,848)		261,823,192

REPURCHASE AGREEMENT — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(18) (cost $9,731,000)	$9,731,000	9,731,000

TOTAL INVESTMENTS (cost $280,997,848)(19)	98.2%	271,554,192
Other assets less liabilities	1.8	5,087,725

NET ASSETS	100.0%	$276,641,917

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $68,721,238 representing 24.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Income may be received in cash or additional bonds at the discretion of the issuer.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $11,535,647 representing 4.2% of net assets.
(4)	Company has filed for Chapter 11 bankruptcy protection.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Security in default
(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10)	Company has filed for Chapter 7 bankruptcy.
(11)	Bond is in default and did not pay principal at maturity.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2010, the High-Yield Bond Portfolio held the following restricted securities:

		Principal
	Acquisition	Amount/	Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Critical Care Systems International, Inc.
Common Stock	06/26/06	70,165	$583,324	$8,771	$0.13	0.00%

Haights Cross Communication, Inc.	09/10/03	14,914	117,370
Common Stock	01/27/04	28,336	223,002
	12/11/09	5,965	46,948

		49,215	387,320	189,232	3.85	0.07
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$1,125,000	1,125,000
	02/15/08	47,000	47,000
	09/12/08	49,000	49,000
	02/27/09	51,000	51,000

		1,272,000	1,272,000	1,106,640	87.00	0.40
Le-Natures, Inc.
7.00% due 03/01/11
Loan Agreement	09/26/06	1,200,000	1,200,000	477,000	39.75	0.17
Shreveport Gaming Holdings, Inc.
Common Stock	07/21/05	2,402	55,294
	07/29/05	15,176	349,393

		17,578	404,687	251,102	14.29	0.09
Stallion Oilfield Services, Ltd.
Common Stock	02/02/10	53,296	1,930,000	879,384	16.50	0.32
Texas Competitive Electric Holdings Co., Inc.
3.85% due 10/10/14
Loan Agreement	11/11/08	476,383	476,383	369,495	77.56	0.13
Texas Competitive Electric Holdings Co., Inc.
4.03% due 10/10/14
Loan Agreement	12/29/09	2,462	2,462	1,910	77.58	0.00
TOUSA, Inc.
12.25% due 08/15/13
Loan Agreement	10/11/07	1,022,829	931,684
	01/29/08	11,293	14,571
	03/14/08	10,700	14,171
	04/09/08	26,285	26,285
	06/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295
	09/30/09	38,857	38,857
	12/30/09	40,056	40,056
	03/31/10	40,396	40,396
	07/06/10	42,078	42,078

		1,419,838	1,335,442	24,847	1.75	0.01

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal
	Acquisition	Amount/	Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Triax Pharmaceuticals LLC
16.50% due 08/30/11
Loan Agreement	08/31/07	$1,500,000	$1,393,239
	10/31/07	3,875	22,599
	01/24/08	11,404	11,404
	04/16/08	11,239	11,239
	07/01/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885
	04/28/10	88,897	88,897

		1,685,409	1,597,372	$1,058,521	$62.80	0.37%
Triax Pharmaceuticals LLC
Common Stock	08/31/07	128,418	53,936	642	0.00	0.00
Triax Pharmaceuticals LLC Class C
Preferred Stock	08/31/07	39,177	78,353	196	0.01	0.00
Wornick Co.
Common Stock	08/08/08	8,418	1,113,241	559,797	66.50	0.20

				$4,927,537		1.76%

(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	Company has filed bankruptcy in country of issuance.
(16)	A portion of the interest is paid in the form of additional bonds/loans.
(17)	Consists of more than one type of securities traded together as a unit.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	See Note 3 for cost of investments on a tax basis.
(20)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.

ADR	— American Depository Receipt
BTL	— Bank Term Loan

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$—	$1,106,640	$1,106,640
U.S. Corporate Bonds & Notes	—	230,414,937	7,003,539	237,418,476
Foreign Corporate Bonds & Notes	—	16,773,781	0	16,773,781
Loans	—	371,405	1,560,368	1,931,773
Common Stock	—	—	2,518,745	2,518,745
Preferred Stock	—	2,073,577	196	2,073,773
Warrants	—	—	4	4
Repurchase Agreement	—	9,731,000	—	9,731,000

Total	$—	$259,364,700	$12,189,492	$271,554,192

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2010	$725,040	$8,758,282	$0	$4,243,558	$1,094,575	$392	$0
Accrued discounts/premiums	—	8,092	—	15,523	—	—	—
Realized gain (loss)	—	289,873	—	8,062	—	—	(8,553)
Change in unrealized appreciation (depreciation)(1)	381,600	367,818	—	(18,794)	(893,150)	(196)	2,074
Net purchases (sales)	—	(2,420,542)	—	(2,687,981)	2,317,320	—	6,483
Transfers in and/or (out) of Level 3(2)	—	16	0	—	—	—	—

Balance as of 7/31/2010	$1,106,640	$7,003,539	$0	$1,560,368	$2,518,745	$196	$4

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

$381,600	$265,545	$—	$(645,344)	$(893,150)	$(196)	$(6,479)

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

United States Treasury Bonds	20.5%
United States Treasury Notes	15.1
Federal National Mtg. Assoc.	11.8
Repurchase Agreements	11.4
U.S. Government Treasuries	10.1
Banks-Commercial	4.8
Diversified Banking Institutions	4.4
Sovereign	4.4
U.S. Municipal Bonds & Notes	3.5
Diversified Financial Services	3.2
Banks-Money Center	2.0
Government National Mtg. Assoc	1.9
Banks-Special Purpose	1.9
Finance-Investment Banker/Broker	1.4
Finance-Auto Loans	1.1
U.S. Government Agencies	0.9
Telephone-Integrated	0.8
Finance-Credit Card	0.8
Special Purpose Entities	0.6
Sugar	0.5
Oil & Gas Drilling	0.4
Banks-Super Regional	0.4
Building Products-Wood	0.4
Hotels/Motels	0.4
Printing-Commercial	0.3
Tobacco	0.2
Federal Home Loan Mtg. Corp.	0.2
Finance-Consumer Loans	0.2
Oil Companies-Exploration & Production	0.2
Finance-Commercial	0.2
Insurance-Life/Health	0.2
Oil Companies-Integrated	0.1

104.3%

Credit Quality†#

Government — Agency	17.0%
Government — Treasury	49.4
AAA	9.6
AA	3.2
A	11.1
BBB	5.1
BB	2.7
B	0.8
CC	0.1
C	0.2
Not rated@	0.8

100.0

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 1.62% due 10/27/25(1)		$1,036,348	$1,056,878
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36		567,551	319,058
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)(3)		264,283	278,153
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB9, Class A1 0.39% due 11/25/36(1)		25,616	22,875
CWABS Asset Backed Certificates Trust Series 2006-15, Class A2 5.68% due 10/25/46(3)		3,000,000	2,854,188
Franklin Auto Trust Series 2008-A, Class A3 1.92% due 06/20/12(1)		722,399	724,951
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)		298,280	308,119
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 2.94% due 09/25/35(1)(4)		460,649	433,847
Harborview Mtg. Loan Trust Series 2006-12, Class 2A2A 0.53% due 01/19/38(1)(4)		641,964	358,095
Indymac Index Mtg. Loan Trust Series 2005-AR1, Class 1A1 3.00% due 03/25/35(3)(4)		611,168	448,176
Magnolia Funding, Ltd. Series 2010-1A, Class A1 3.00% due 04/20/17*	EUR	2,923,767	3,772,007
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(4)		685,572	535,354
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.68% due 10/25/18(1)(4)		335,716	304,240
SLM Student Loan Trust Series 2007-2, Class A2 0.32% due 07/25/17(1)		461,522	457,583
SLM Student Loan Trust Series 2008-7, Class A1 0.90% due 10/27/14(1)		381,457	381,857
SLM Student Loan Trust Series 2008-9, Class A 2.00% due 04/25/23(1)		2,238,594	2,315,960
South Carolina Student Loan Corp. Series 2008-1, Class A1 1.04% due 09/02/14(1)		36,933	36,939
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(2)		1,000,000	1,049,571
WaMu Mtg. Pass Through Certificates Series 2005-AR6, Class 2A1A 0.56% due 04/25/45(1)(4)		192,517	153,201
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.62% due 10/25/45(1)(4)		544,855	425,100

Total Asset Backed Securities (cost $15,425,116)			16,236,152

U.S. CORPORATE BONDS & NOTES — 9.7%
Auto-Cars/Light Trucks — 0.0%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11		100,000	104,551

Banks-Commercial — 0.8%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		105,338	104,285
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14		158,007	153,662
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15		158,007	152,279
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16		263,346	250,837
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		368,684	347,485
Wachovia Bank NA Sub. Notes 0.87% due 03/15/16(1)		3,600,000	3,310,203

			4,318,751

Banks-Super Regional — 0.4%
JPMorgan Chase Bank NA Sub. Notes 0.87% due 06/13/16(1)		600,000	564,985
KeyCorp Senior Notes 6.50% due 05/14/13		1,000,000	1,098,771
Wachovia Corp. Senior Notes 5.30% due 10/15/11		400,000	420,431

			2,084,187

Building Products-Wood — 0.4%
Masco Corp. Senior Notes 6.13% due 10/03/16		2,000,000	2,031,480

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 5.65% due 05/01/18		2,000,000	2,093,648
Bank of America Corp. Senior Notes 5.75% due 12/01/17		1,600,000	1,690,810

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

Citigroup, Inc. Senior Notes 5.85% due 07/02/13		$1,700,000	$1,813,416
Citigroup, Inc. Senior Notes 6.13% due 11/21/17		2,400,000	2,569,397
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	790,073
Morgan Stanley Senior Notes 1.01% due 10/15/15(1)		100,000	90,997
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,939,099
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,480,221
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,287,572
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,294,526
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	327,905

			17,377,664

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	676,530

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.29% due 06/24/11(1)		900,000	906,307

Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 0.73% due 10/25/11(1)		500,000	479,018
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	686,544

			1,165,562

Finance-Credit Card — 0.8%
American Express Credit Corp. Senior Notes Series B 0.50% due 10/04/10		700,000	700,058
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,414,517

			4,114,575

Finance-Investment Banker/Broker — 1.4%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(5)(6)		$1,000,000	217,500
Merrill Lynch & Co., Inc. Senior Notes 1.00% due 05/30/14(1)	EUR	200,000	237,947
Merrill Lynch & Co., Inc. Senior Notes 1.49% due 09/27/12(1)	EUR	800,000	1,004,600
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	2,119,785
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	961,134
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	436,762
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	1,022,298
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,548,886

			7,548,912

Hotels/Motels — 0.4%
Hyatt Hotels Corp. Senior Notes 5.75% due 08/15/15*		700,000	736,839
Hyatt Hotels Corp. Senior Notes 6.88% due 08/15/19*		1,200,000	1,293,159

			2,029,998

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Notes 0.74% due 09/27/13*(1)		400,000	382,873
Pricoa Global Funding I Notes 5.75% due 01/30/12*(1)		500,000	490,866

			873,739

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Escrow Notes 13.50% due 05/15/08†(7)(8)		1,700,000	0
Rhythms Netconnections, Inc. Escrow Notes 14.00% due 02/15/10†(7)(8)		400,000	0

			0

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12†(5)(6)		205,000	20

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 0.2%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10		$1,130,000	$1,130,000

Printing-Commercial — 0.3%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19		1,100,000	1,366,658

Special Purpose Entities — 0.4%
Barnett Capital Trust III Notes 1.09% due 02/01/27(1)		2,700,000	1,810,398
CA FM Lease Trust Senior Notes 8.50% due 07/15/17(7)(8)*		107,483	112,973

			1,923,371

Telephone-Integrated — 0.4%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,299,562
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11		1,000,000	1,022,500

			2,322,062

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	655,079
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/13		500,000	562,336

			1,217,415

Total U.S. CORPORATE BONDS & NOTES (cost $46,898,635)			51,191,782

FOREIGN CORPORATE BONDS & NOTES — 12.0%
Banks-Commercial — 3.9%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*		1,000,000	1,113,186
Barclays Bank PLC Senior Notes 5.20% due 07/10/14		1,300,000	1,411,040
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(9)		1,100,000	1,072,500
Barclays Bank PLC Sub. Notes 14.00% due 06/15/19(1)(9)	GBP	100,000	203,989
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*		2,900,000	2,954,450
Credit Suisse AG Sub. Notes 5.40% due 01/14/20		100,000	105,426
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*		4,100,000	4,205,708
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(9)(10)		1,200,000	816,000
Swedbank AB Government Guar. Notes 2.80% due 02/10/12*		5,000,000	5,153,800
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*		2,200,000	2,261,339
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,417,320

			20,714,758

Banks-Money Center — 2.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,399,425
Lloyds TSB Bank PLC Government Guar. Notes 0.86% due 06/09/11(1)	EUR	500,000	651,527
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*		3,500,000	3,546,130
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*		600,000	611,017
Lloyds TSB Bank PLC Sub. Notes 12.00% due 12/16/24(1)(9)*		4,100,000	4,304,754

			10,512,853

Banks-Special Purpose — 1.9%
Dexia Credit Local Government Guar. Notes 2.75% due 01/10/14*		6,300,000	6,394,714
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,522,588
Fortis Bank Nederland Holding NV Government Guar. Notes 1.25% due 06/10/11(1)	EUR	700,000	909,449

			9,826,751

Diversified Banking Institutions — 1.1%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(1)(9)		1,000,000	945,000
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,117,739
UBS AG Senior Notes 1.58% due 02/23/12(1)		3,800,000	3,819,369

			5,882,108

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Finance-Auto Loans — 1.1%
Fiat Finance & Trade SA Company Guar. Notes 9.00% due 07/30/12	EUR	4,000,000	$5,619,185

Oil & Gas Drilling — 0.4%
Transocean, Inc. Senior Notes 1.63% due 12/15/37		2,200,000	2,150,500

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	477,788

Paper & Related Products — 0.0%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(7)		1,743,170	30,505
Pindo Deli Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(7)		432,197	54,025
Pindo Deli Finance BV Company Guar. Notes 3.05% due 04/28/15*(1)(7)		73,261	10,623
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(7)		724,965	12,687
Tjiwi Kimia Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(7)		293,490	36,686
Tjiwi Kimia Finance BV Company Guar. Notes 3.05% due 04/28/15(1)		195,908	26,448

			170,974

Sovereign — 0.5%
Bundesschatzanweisungen Bonds 4.00% due 09/10/10	EUR	1,900,000	2,484,380

Special Purpose Entity — 0.2%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*		1,100,000	1,186,536

Sugar — 0.5%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		2,300,000	2,523,597

Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18		1,700,000	1,818,187

Total Foreign Corporate Bonds & Notes (cost $61,262,207)			63,367,617

FOREIGN GOVERNMENT AGENCIES — 3.0%
Sovereign — 3.0%
Government of Canada Notes 1.50% due 03/01/12	CAD	13,700,000	$13,372,176
Russian Federation Bonds 7.50% due 03/31/30*(11)		361	419
United Mexican States Notes 5.95% due 03/19/19		1,900,000	2,145,100

Total Foreign Government Agencies (cost $14,720,476)			15,517,695

MUNICIPAL BONDS & NOTES — 3.5%
U.S. Municipal Bonds & Notes — 3.5%
American Municipal Power-Ohio, Inc. 6.45% due 02/15/44		1,395,000	1,443,602
Chicago Transit Authority Series A 6.90% due 12/01/40		800,000	846,072
Chicago Transit Authority Series B 6.90% due 12/01/40		900,000	951,831
District of Columbia 5.59% due 12/01/34		4,000,000	4,128,880
East Bay Municipal Utility District 5.87% due 06/01/40		2,200,000	2,353,956
Ohio Housing Finance Agency Series F 6.04% due 09/01/17		425,000	436,696
State of Illinois General Obligation Bonds 1.82% due 01/01/11		1,900,000	1,896,846
State of Illinois General Obligation Bonds 2.77% due 01/01/12		6,500,000	6,493,305
State of Illinois General Obligation Bonds 4.42% due 01/01/15		100,000	99,900

Total Municipal Bonds & Notes (cost $18,228,507)			18,651,088

U.S. GOVERNMENT AGENCIES — 14.9%
Federal Home Loan Mtg. Corp. — 0.2%
Federal Home Loan Mtg. Corp. REMIC
Series T-62, Class 1A1
1.62% due 10/25/44(1)(4)		179,990	186,023
Series T-61, Class 1A1
1.82% due 07/25/44(1)(4)		1,002,213	993,375

			1,179,398

Federal National Mtg. Assoc. — 11.8%
3.07% due 06/01/35(1)		456,992	476,079
4.00% due September TBA		1,000,000	1,020,781
4.50% due 02/01/38		814,667	853,408
4.50% due 06/01/39		1,936,079	2,027,240
4.50% due 08/01/39		16,453,050	17,227,744

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount**	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

4.50% due 09/01/39	$3,915,080	$4,099,422
4.50% due 10/01/39	3,844,384	4,025,398
4.50% due September TBA	10,000,000	10,418,750
4.50% due August TBA	10,000,000	10,456,250
5.00% due August TBA	100,000	106,562
5.50% due 11/01/32	404,110	437,627
5.50% due 01/01/33	3,895,448	4,218,544
5.50% due 05/01/33	6,048,458	6,548,238
5.50% due 10/01/36	300,211	323,985
6.50% due 10/01/37	175,726	193,163

		62,433,191

Government National Mtg. Assoc. — 1.9%
0.64% due 05/20/37(1)(4)	990,472	985,961
6.00% due June TBA	5,000,000	5,433,595
6.00% due 01/15/36	65,791	72,251
6.00% due 02/15/36	25,215	27,691
6.00% due 12/15/37	728,777	798,969
6.00% due 09/15/38	683,422	749,032
6.50% due 06/15/38	955,446	1,054,264
6.50% due 07/15/38	821,825	906,823
6.50% due 08/15/38	84,566	93,312
6.50% due 10/15/38	56,604	62,460

		10,184,358

Sovereign — 1.0%
Overseas Private Investment Corp. Bonds zero coupon due 09/20/13	2,192,079	2,368,541
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14	2,100,000	2,615,466

		4,984,007

Total U.S. Government Agencies (cost $76,679,704)		78,780,954

U.S. GOVERNMENT TREASURIES — 37.1%
U.S. Government Treasuries — 1.4%
2.25% due 01/31/15	7,200,000	7,460,438

United States Treasury Bonds — 20.5%
4.25% due 05/15/39	5,500,000	5,754,375
4.38% due 02/15/38	4,000,000	4,283,752
4.38% due 05/15/40	8,200,000	8,765,062
4.50% due 02/15/36	1,700,000	1,863,890
6.13% due 11/15/27	8,000,000	10,572,496
6.25% due 08/15/23	3,500,000	4,562,033
7.13% due 02/15/23	1,100,000	1,531,063
7.25% due 08/15/22	6,200,000	8,680,000
7.50% due 11/15/24	1,800,000	2,624,625
7.63% due 11/15/22	4,400,000	6,347,000
7.88% due 02/15/21(12)	1,500,000	2,158,593
8.00% due 11/15/21	21,400,000	31,280,787
8.13% due 08/15/19	200,000	286,547
8.50% due 02/15/20	1,700,000	2,506,835
8.75% due 05/15/20	600,000	901,031
8.75% due 08/15/20	4,700,000	7,080,841
8.88% due 02/15/19	6,200,000	9,185,685

		108,384,615

United States Treasury Notes — 15.2%
1.00% due 07/31/11	110,000	110,713
2.25% due 07/31/17	13,800,000	13,869,000
2.50% due 04/30/15	12,100,000	12,660,569
2.50% due 06/30/17	4,800,000	4,866,000
2.75% due 05/31/17	4,800,000	4,944,000
3.00% due 09/30/16	3,200,000	3,371,002
3.13% due 10/31/16	1,300,000	1,376,985
3.13% due 04/30/17	200,000	210,875
3.13% due 05/15/19	6,100,000	6,284,903
3.63% due 08/15/19	9,200,000	9,806,629
3.75% due 11/15/18	2,000,000	2,177,968
3.88% due 05/15/18	5,600,000	6,186,690
1.25% due 07/15/20 TIPS	13,905,143	14,058,323

		79,923,657

Total U.S. Government Treasuries (cost $188,479,160)		195,768,710

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(8)	11,286	0

Electric-Integrated — 0.0%
PNM Resources, Inc.	63	745

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	1

Telephone-Integrated — 0.0%
XO Holdings, Inc.	682	450

Total Common Stock (cost $418,866)		1,196

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(7)(8) (cost $0)	1	6

WARRANTS† — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(8) (cost $0)	250	28,750

Total Long-Term Investment Securities (cost $422,112,671)		439,543,950

SHORT-TERM INVESTMENT SECURITIES — 9.6%
U.S. Government Agencies — 0.9%
Federal Home Loan Mtg. Corp. Disc. Notes 0.25% due 10/13/10	5,000,000	4,998,500

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal
	Amount/	Value
Security Description	Shares**	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)

U.S. Government Treasuries — 8.7%
United States Treasury Bills
0.11% due 08/05/10	$6,000,000	$5,999,947
0.18% due 09/16/10	4,000,000	3,999,668
0.18% due 08/19/10	320,000	319,972
0.18% due 09/02/10	210,000	209,963
0.18% due 09/02/10	70,000	69,988
0.21% due 12/09/10	6,000,000	5,996,412
0.35% due 09/23/10(12)	29,214,000	29,203,718

		45,799,668

Total Short-Term Investment Securities (cost $50,796,172)		50,798,168

REPURCHASE AGREEMENTS — 11.4%
Agreement with Barclays Capital, bearing interest at 0.22%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $52,500,963 and collateralized by $51,767,000 of United States Treasury Notes, bearing interest at 2.75% due 11/30/16 and having approximate value of $53,538,403	52,500,000	52,500,000
Agreement with J.P. Morgan Securities., bearing interest at 0.22%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $7,400,136 and collateralized by $7,570,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.35% due 06/09/11 and having approximate value of $7,546,890	7,400,000	7,400,000

Total Repurchase Agreements (cost $59,900,000)		59,900,000

TOTAL INVESTMENTS (cost $532,808,843)(13)	104.3%	550,242,118
Liabilities in excess of other assets	(4.3)	(22,530,951)

NET ASSETS	100.0%	$527,711,167

BONDS & NOTES SOLD SHORT — (3.9)%
U.S. Government Agencies. — (3.9)%
Federal National Mtg. Assoc
5.50% due September TBA	(10,000,000)	(10,743,750)
Government National Mtg. Assoc
6.00% due June TBA	(5,000,000)	(5,433,595)
6.00% due August TBA	(3,000,000)	(3,282,186)
6.00% due September TBA	(1,000,000)	(1,090,938)

		(9,806,719)

Total Bonds & Notes Sold Short (proceeds $(20,496,328))		$(20,550,469)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $44,330,512 representing 8.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects the stated maturity date.
(4)	Collateralized Mortgage Obligation
(5)	Bond in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $257,505 representing 0.1% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 3 for cost of investments on a tax basis.

REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Security

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Written Options on Interest Rate Swap Contracts

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Received	July 31, 2010	(Depreciation)

Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	$3.25	$5,600,000	$14,560	$170,047	$(155,487)
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	3.25	2,300,000	6,555	69,841	(63,286)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	3.25	6,500,000	32,500	197,376	(164,876)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 4.75% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	4.75	15,000,000	125,760	2	125,758
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.75% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	4.75	2,300,000	9,948	0	9,948
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 4.75% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	4.75	6,500,000	78,000	1	77,999
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	3.50	16,200,000	82,860	833,902	(751,042)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 4.50% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	4.50	16,200,000	106,620	2	106,618
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 6.00% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	6.00	18,200,000	148,330	2	148,328
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 11/02/2020	October 2010	3.25	1,200,000	3,480	36,524	(33,044)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 11/02/2020	October 2010	3.00	1,200,000	9,360	10	9,350
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 12/03/2015	December 2010	4.00	16,400,000	103,320	798	102,522
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 12/03/2015	December 2010	4.00	31,400,000	193,148	1,528	191,620
Call option to enter an interest rate swap with Citibank NA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 01/26/2021	January 2011	3.25	2,200,000	12,100	69,230	(57,130)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Received	July 31, 2010	(Depreciation)

Call option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 01/26/2021	January 2011	$3.25	$7,200,000	$40,140	$226,571	$(186,431)
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 01/26/2021	January 2011	4.00	2,200,000	17,820	663	17,157
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	2,900,000	32,988	26,837	6,151
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	7,900,000	69,973	72,128	(2,155)
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	6,800,000	77,083	62,929	14,154
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	300,000	2,040	80	1,960
Put option to enter an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	100,000	690	27	663
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	5,700,000	34,802	1,517	33,285
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	600,000	4,077	157	3,920

			$174,900,000	$1,206,154	$1,770,172	$(564,018)

USD   — United States Dollar
LIBOR — London Interbank Offered Rate
BBA   — British Banking Association

Written Call Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	July 31, 2010	(Depreciation)

CBOT U.S. Treasury 10-Year Note September Futures	August 2010	$120.00	17	$11,904	$65,345	$(53,441)

Written Put Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	July 31, 2010	(Depreciation)

CBOT U.S. Treasury 10-Year Note September Futures	August 2010	$114.00	17	$10,131	$266	$9,865

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	July 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2010	(Depreciation)

140	Long	5 Year Euro-Bobl Futures	September 2010	$22,005,702	$22,003,378	$(2,324)
56	Long	90 Day Euro-Bund Futures	September 2010	9,347,876	9,426,091	78,215
49	Long	90 Day Euro Dollar Futures	September 2010	12,152,000	12,199,775	47,775
146	Long	3 Month Euro EURIBOR Futures	December 2010	47,190,444	47,310,301	119,857
6	Long	3 Month Euro EURIBOR Futures	June 2011	1,930,364	1,940,724	10,360

						$253,883

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	BRL	1,877,960	USD	1,043,717	10/4/2010	$—	$(9,955)
	CNY	3,031,746	USD	451,287	11/17/2010	3,407	—
	GBP	1,143,000	USD	1,693,960	9/23/2010	—	(99,160)
	USD	1,058,006	BRL	1,877,960	8/3/2010	9,745	—
	USD	451,287	CNY	2,908,996	2/13/2012	—	(13,830)

						13,152	(122,945)

Barclays Capital	CNY	5,167,862	USD	770,350	11/17/2010	6,901	—
	CNY	5,715,352	USD	851,018	11/23/2010	6,558	—
	USD	1,971	MYR	6,640	10/12/2010	108	—
	USD	1,254,931	CNY	8,085,738	2/13/2012	—	(38,990)

						13,567	(38,990)

Citibank N.A.	CNY	2,133,048	USD	318,556	11/17/2010	3,440	—
	CNY	5,445,536	USD	810,951	11/23/2010	6,357	—
	EUR	17,396,000	USD	21,733,052	8/24/2010	—	(936,320)
	USD	12,460	MYR	42,662	10/12/2010	893	—
	USD	235,957	TWD	7,437,360	1/14/2011	—	(1,657)
	USD	389,000	CNY	2,572,846	4/28/2011	—	(6,975)
	USD	1,525,540	CNY	9,824,552	2/13/2012	—	(48,116)

						10,690	(993,068)

Goldman Sachs International	CAD	13,741,000	USD	12,910,955	8/16/2010	—	(453,055)
	USD	2,071,972	BRL	3,772,750	8/3/2010	73,099	—
	USD	1,558,000	CNY	10,332,656	11/17/2010	—	(31,556)

						73,099	(484,611)

HSBC Bank USA	BRL	1,512,806	USD	838,000	8/3/2010	—	(22,135)
	JPY	113,269,000	USD	1,280,454	8/23/2010	—	(30,820)
	USD	875,000	CNY	5,818,313	6/15/2011	—	(9,429)

						—	(62,384)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

JPMorgan Chase Bank	BRL	3,217,542	USD	1,815,769	8/3/2010	$—	$(13,628)
	CNY	15,228,650	USD	2,270,487	11/23/2010	20,410	—
	USD	1,791,006	BRL	3,217,542	10/4/2010	14,269	—
	USD	5,186,231	CNY	34,449,415	11/23/2010	—	(96,228)
	USD	783,000	CNY	5,230,440	1/10/2011	—	(9,228)
	USD	617,701	TWD	19,507,000	1/14/2011	—	(3,169)
	USD	1,130,000	CNY	7,494,160	4/7/2011	—	(18,120)
	USD	468,000	CNY	3,095,820	4/28/2011	—	(8,323)
	USD	2,270,487	CNY	14,614,459	2/13/2012	—	(72,752)

						34,679	(221,448)

Morgan Stanley Co., Inc	BRL	111,992	USD	58,000	8/3/2010	—	(5,675)
	USD	548,887	CNY	3,649,000	11/23/2010	—	(9,736)
	USD	955,545	TWD	30,028,000	1/14/2011	—	(9,569)

						—	(24,980)

Royal Bank of Scotland PLC	BRL	808,370	USD	458,000	8/3/2010	—	(1,615)
	USD	1,911,885	EUR	1,499,000	8/24/2010	41,518	—
	USD	1,195,000	CNY	7,648,000	11/4/2011	—	(50,172)

						41,518	(51,787)

UBS AG	CNY	11,708,877	USD	1,741,226	11/23/2010	11,205	—
	USD	513,078	TWD	16,262,000	1/14/2011	—	(774)
	USD	1,818,290	CNY	11,708,877	2/13/2012	—	(57,499)

						11,205	(58,273)

Net Unrealized Appreciation (Depreciation)						$197,910	$(2,058,486)

BRL  — Brazilian Real
CAD  — Canadian Dollar
CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
MYR  — Malaysian Ringgit
TWD — Taiwan Dollar
USD  — United States Dollar

Interest Rate Swap Contracts@

				Rates Exchanged
							Gross
				Payments		Upfront payments	Unrealized
	Notional		Termination	Received by the	Payments Made	Made (Received)	Appreciation/
Swap Counterparty	Amount (000’s)		Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Barclays Bank PLC	BRL	30,300	01/02/13	11.910%	1-Year BRL-CDI	$140,853	$52,097
	BRL	2,100	01/02/14	11.990%	1-Year BRL-CDI	616	16,339
Goldman Sachs Bank USA	BRL	3,100	01/02/13	11.930%	1-Year BRL-CDI	(7,757)	31,023
	BRL	27,900	01/02/14	11.960%	1-Year BRL-CDI	(27,163)	236,556
	BRL	4,700	01/02/14	11.960%	1-Year BRL-CDI	(1,265)	36,539
HSBC Bank USA NA	BRL	4,800	01/02/12	11.650%	1-Year BRL-CDI	22,398	37,643
	BRL	4,000	01/02/12	11.360%	1-Year BRL-CDI	13,615	29,141
	BRL	2,600	01/02/12	11.670%	1-Year BRL-CDI	15,275	40,752
	BRL	7,500	01/02/14	12.120%	1-Year BRL-CDI	16,130	70,008
Morgan Stanley Capital Services, Inc.	BRL	3,400	01/02/12	12.590%	1-Year BRL-CDI	4,437	38,865
	BRL	2,700	01/02/12	11.670%	1-Year BRL-CDI	14,131	44,052

Total						$191,270	$633,015

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		July 31,	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010(3)	Amount(2)	Value	(Received)	(Depreciation)

British Telecom PLC
5.950% due 01/15/2018	(1.360)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.3636%	$1,600,000	$385	$—	$385
Masco Corp.
6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	2.8995%	1,800,000	(204,462)	(223,778)	19,316
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.4146%	1,100,000	(6,180)	—	(6,180)
Reynolds American, Inc.
7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.9555%	500,000	(3,480)	—	(3,480)
R.R. Donnelley & Sons
11.250% due 02/01/2019	(3.500)%	3/20/2019	Bank of America NA	2.8027%	1,100,000	(52,138)	—	(52,138)
Tate & Lyle International Finance PLC
6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	1.1982%	2,300,000	6,008	—	6,008
Transocean, Inc.
7.378% due 04/15/2018	(1.000)%	6/20/2011	Barclays Bank PLC	5.2652%	400,000	14,815	2,141	12,674
Transocean, Inc.
7.378% due 04/15/2018	(1.000)%	3/20/2011	Goldman Sachs International	5.2527%	1,400,000	37,548	21,707	15,841

						$(207,504)	$(199,930)	$(7,574)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(5)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		July 31,	Notional		Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010(3)	Amount(2)	Value	(Received)	(Depreciation)

Goldman Sachs Group, Inc.
6.600% due 01/15/2012	1.000%	3/20/2011	Bank of America NA	1.1841%	$1,800,000	$(2,136)	$(3,968)	$1,832
Government of Japan
2.000% due 03/21/2022	1.000%	9/20/2015	Bank of America NA	0.7021%	500,000	7,360	2,358	5,002
Government of Japan
2.000% due 03/21/2022	1.000%	9/20/2015	Barclays Bank PLC	0.7021%	500,000	7,359	2,418	4,941
Government of Japan
2.000% due 03/21/2022	1.000%	9/20/2015	Goldman Sachs International	0.7021%	500,000	7,359	2,418	4,941
Russian Foreign Bond
7.500% due 03/31/2030	1.000%	12/20/2010	Goldman Sachs International	0.6009%	5,000,000	7,958	1,278	6,680
Sprint Nextel Corp.
6.000% due 12/01/2016	5.000%	9/20/2010	Goldman Sachs International	1.1525%	1,300,000	7,347	3,573	3,774

						$35,247	$8,077	$27,170

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Credit Default Swaps on Credit Indicies — Buy Protection(1)

Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Termination		Spread at July 31,	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010(3)	Amount(2)	Value(4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	(1.500)%	6/20/2018	Morgan Stanley Capital	1.3701%	$1,742,400	$(15,450)	$(20,282)	$4,832
Services, Inc.

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BRL-CDI	— Brazil Interbank Deposit Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$16,236,152	$—	$16,236,152
U.S. Corporate Bonds & Notes	—	51,078,809	112,973	51,191,782
Foreign Corporate Bonds & Notes	—	63,367,617	—	63,367,617
Foreign Government Agencies	—	15,517,695	—	15,517,695
Municipal Bonds & Notes	—	18,651,088	—	18,651,088
U.S. Government Agencies	—	78,780,954	—	78,780,954
U.S. Government Treasuries	—	195,768,710	—	195,768,710
Common Stock	1,196	—	0	1,196
Membership Interest Certificates	—	—	6	6
Warrants	—	—	28,750	28,750
Short-Term Investment Securities:
U.S. Government Agencies		4,998,500		4,998,500
U.S. Government Treasuries	—	45,799,669	—	45,799,669
Repurchase Agreements	—	59,900,000	—	59,900,000
Bonds & Notes Sold Short:
U.S. Government Agencies	—	(20,550,469)	—	(20,550,469)
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	849,433	—	849,433
Written Options on Interest Rate Swap Contracts — Depreciation	—	(1,413,451)	—	(1,413,451)
Written Call Options on Exchange Traded Futures — Depreciation	(53,441)	—	—	(53,441)
Written Put Options on Exchange Traded Futures — Appreciation	9,865	—	—	9,865
Open Futures Contracts Appreciation	256,207	—	—	256,207

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Open Futures Contracts Depreciation	$(2,324)	$—	$—	$(2,324)
Open Forward Foreign Currency Contracts Appreciation		197,910		197,910
Open Forward Foreign Currency Contracts Depreciation	—	(2,058,486)	—	(2,058,486)
Interest Rate Swaps Contracts Appreciation	—	633,015	—	633,015
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection Appreciation	—	54,224	—	54,224
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection Depreciation	—	(61,798)	—	(61,798)
Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection Appreciation	—	27,170	—	27,170
Credit Default Swaps on Credit Indices — Buy Protection Appreciation	—	4,832	—	4,832

Total	$211,503	$527,781,574	$141,729	$528,134,806

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

					Membership
	U.S. Corporate	Foreign Corporate	U.S.	Common	Interest
	Bonds & Notes	Bonds & Notes	Government Agencies	Stock	Certificates	Warrants

Balance as of 1/31/2010	$0	$5,006,397	$2,483,250	$0	$6	$86,250
Accrued discounts/premiums	—	(16)	63,637	—	—	—
Realized gain (loss)	—	(99,960)	—	—	—	(0)
Change in unrealized appreciation (depreciation)(1)	—	(236,627)	68,579	—	—	(57,500)
Net purchases (sales)	—	(365,040)	—	—	—	—
Transfers in and/or (out) of Level 3(2)	112,973	(4,304,754)	(2,615,466)	—	—	—

Balance as of 7/31/2010	$112,973	$—	$—	$0	$6	$28,750

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

				Membership
U.S. Corporate	Foreign Corporate	U.S.	Common	Interest
Bonds & Notes	Bonds & Notes	Government Agencies	Stock	Certificates	Warrants

$—	$—	$—	$—	$—	$(57,500)

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.3%
Federal Home Loan Mtg. Corp.	5.1
Computers	4.9
Diversified Financial Services	4.6
Diversified Banking Institutions	4.4
Repurchase Agreement	4.3
United States Treasury Notes	3.1
Oil Companies-Integrated	3.1
Medical-Drugs	2.6
Government National Mtg. Assoc.	2.5
Oil Companies-Exploration & Production	2.5
Banks-Super Regional	2.5
Telephone-Integrated	2.4
Electric-Integrated	2.4
U.S. Government Treasuries	2.4
Diversified Manufacturing Operations	2.0
Multimedia	1.9
Tobacco	1.8
Applications Software	1.8
Chemicals-Diversified	1.7
United States Treasury Bonds	1.4
Banks-Commercial	1.1
Retail-Discount	1.1
Networking Products	1.1
Cable/Satellite TV	1.1
Transport-Rail	1.1
Medical-HMO	1.1
Medical-Biomedical/Gene	1.0
Metal-Copper	0.9
Insurance-Life/Health	0.8
Beverages-Non-alcoholic	0.8
Insurance-Multi-line	0.8
Cosmetics & Toiletries	0.8
Aerospace/Defense	0.8
Medical-Wholesale Drug Distribution	0.8
Retail-Restaurants	0.6
Consumer Products-Misc.	0.6
Real Estate Investment Trusts	0.6
Investment Management/Advisor Services	0.6
Insurance-Reinsurance	0.6
Office Automation & Equipment	0.6
Aerospace/Defense-Equipment	0.6
Electronic Components-Semiconductors	0.6
Food-Misc.	0.6
U.S. Government Agencies	0.6
Oil Field Machinery & Equipment	0.6
Wireless Equipment	0.5
Cellular Telecom	0.5
Oil-Field Services	0.5
Pipelines	0.5
Auto/Truck Parts & Equipment-Original	0.5
Medical Instruments	0.5
Sovereign	0.5
Enterprise Software/Service	0.4
Cruise Lines	0.4
Finance-Other Services	0.4
Gas-Distribution	0.4
Medical Products	0.4
Finance-Credit Card	0.4
Auto-Heavy Duty Trucks	0.4
Federal Home Loan Bank	0.3
Machinery-Farming	0.3
Special Purpose Entities	0.3
Food-Wholesale/Distribution	0.3
Medical-Hospitals	0.3
Semiconductor Equipment	0.3
Commercial Services-Finance	0.3
Semiconductor Components-Integrated Circuits	0.3
Computers-Memory Devices	0.3
Apparel Manufacturers	0.3
Retail-Office Supplies	0.3
Diversified Minerals	0.3
Credit Card Bullet	0.3
Retail-Drug Store	0.3
Web Portals/ISP	0.3
Computer Services	0.3
Telecom Services	0.3
Retail-Building Products	0.3
Commercial Services	0.2
Publishing-Newspapers	0.2
Automobile	0.2
Telecom Equipment-Fiber Optics	0.2
Hotels/Motels	0.2
Retail-Regional Department Stores	0.2
Tennessee Valley Authority	0.2
Retail-Major Department Stores	0.2
Machinery-Construction & Mining	0.2
SupraNational Banks	0.2
Food-Retail	0.2
Instruments-Scientific	0.2
Finance-Consumer Loans	0.2
Therapeutics	0.2
Investment Companies	0.2
Engines-Internal Combustion	0.2
Finance-Investment Banker/Broker	0.2
Pharmacy Services	0.2
Brewery	0.2
Building-Residential/Commercial	0.1
Retail-Apparel/Shoe	0.1
E-Commerce/Products	0.1
Chemicals-Specialty	0.1
Independent Power Producers	0.1
Retail-Jewelry	0.1
Electronic Connectors	0.1
Batteries/Battery Systems	0.1
Television	0.1
Airlines	0.1
Building & Construction Products-Misc.	0.1
Vitamins & Nutrition Products	0.1
Agricultural Chemicals	0.1
Transport-Services	0.1
Appliances	0.1
Retail-Mail Order	0.1
Home Furnishings	0.1
Schools	0.1
Distribution/Wholesale	0.1
Auto-Cars/Light Trucks	0.1
Food-Canned	0.1
Metal-Iron	0.1
Water	0.1
Casino Services	0.1
Garden Products	0.1
Banks-Money Center	0.1
Banks-Fiduciary	0.1

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited) — (continued)

Printing-Commercial	0.1%
Hospital Beds/Equipment	0.1
Retail-Auto Parts	0.1
Beverages-Wine/Spirits	0.1
Paper & Related Products	0.1
Finance-Auto Loans	0.1
Electronic Forms	0.1
Diversified Operations	0.1
Resorts/Theme Parks	0.1
Building Societies	0.1
Food-Baking	0.1
Funeral Services & Related Items	0.1
Private Corrections	0.1
Computers-Periphery Equipment	0.1
Broadcast Services/Program	0.1
Oil & Gas Drilling	0.1
Satellite Telecom	0.1
Non-Hazardous Waste Disposal	0.1
Coal	0.1
Medical Labs & Testing Services	0.1
E-Commerce/Services	0.1

105.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.0%
Aerospace/Defense — 0.7%
General Dynamics Corp.	8,800	$539,000
Northrop Grumman Corp.	3,200	187,648
The Boeing Co.	2,600	177,164

		903,812

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	10,341	735,245

Agricultural Chemicals — 0.1%
Monsanto Co.	2,504	144,831

Airlines — 0.1%
UAL Corp.†	6,400	151,936

Apparel Manufacturers — 0.3%
Jones Apparel Group, Inc.	7,800	136,032
VF Corp.	2,351	186,505

		322,537

Appliances — 0.1%
Whirlpool Corp.	1,700	141,610

Applications Software — 1.8%
Microsoft Corp.	89,203	2,302,329

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	10,800	137,916

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	4,500	154,710
PACCAR, Inc.	6,805	311,805

		466,515

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	21,841	629,239

Banks-Commercial — 0.2%
BB&T Corp.	7,613	189,031
SVB Financial Group†	1,108	47,855
Zions Bancorporation	2,029	45,023

		281,909

Banks-Fiduciary — 0.1%
State Street Corp.	3,124	121,586

Banks-Super Regional — 2.2%
Capital One Financial Corp.	15,465	654,633
Comerica, Inc.	1,400	53,704
PNC Financial Services Group, Inc.	7,500	445,425
US Bancorp	15,833	378,409
Wells Fargo & Co.	47,447	1,315,705

		2,847,876

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,500	153,800

Beverages-Non-alcoholic — 0.8%
Dr Pepper Snapple Group, Inc.	5,300	199,015
PepsiCo, Inc.	2,047	132,871
The Coca-Cola Co.	13,349	735,663

		1,067,549

Building-Residential/Commercial — 0.1%
KB Home	1,208	13,747
Lennar Corp., Class A	5,345	78,946
NVR, Inc.†	61	38,216
Toll Brothers, Inc.†	2,680	46,525

		177,434

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	13,133	255,700
DIRECTV, Class A†	3,400	126,344
Time Warner Cable, Inc.	8,200	468,794

		850,838

Casino Services — 0.1%
International Game Technology	8,337	127,056

Cellular Telecom — 0.2%
Sprint Nextel Corp.†	49,472	226,087

Chemicals-Diversified — 1.6%
Celanese Corp., Series A	5,100	143,259
E.I. du Pont de Nemours & Co.	23,639	961,398
PPG Industries, Inc.	4,000	277,880
The Dow Chemical Co.	23,839	651,520

		2,034,057

Chemicals-Specialty — 0.1%
Lubrizol Corp.	1,500	140,235

Commercial Services — 0.2%
Alliance Data Systems Corp.†	2,350	135,078
Convergys Corp.†	12,200	136,274

		271,352

Commercial Services-Finance — 0.3%
Lender Processing Services, Inc.	4,000	127,760
Mastercard, Inc., Class A	1,113	233,775
Visa, Inc., Class A	844	61,907

		423,442

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A†	4,013	218,949
Computer Sciences Corp.	2,600	117,858

		336,807

Computers — 4.7%
Apple, Inc.†	7,925	2,038,706
Dell, Inc.†	1,855	24,560
Hewlett-Packard Co.	45,919	2,114,111
International Business Machines Corp.	14,527	1,865,267

		6,042,644

Computers-Memory Devices — 0.3%
EMC Corp.†	4,567	90,381
SanDisk Corp.†	2,969	129,745
Seagate Technology†	7,500	94,125
Western Digital Corp.†	3,400	89,726

		403,977

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,400	88,200

Consulting Services — 0.0%
Genpact, Ltd.†	1,800	27,126

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	10,997	705,128

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	1,792	$55,785
The Procter & Gamble Co.	15,345	938,500

		994,285

Cruise Lines — 0.4%
Carnival Corp.(1)	10,810	374,891
Royal Caribbean Cruises, Ltd.†	5,200	150,072

		524,963

Distribution/Wholesale — 0.1%
WESCO International, Inc.†	3,850	138,330

Diversified Banking Institutions — 3.0%
Bank of America Corp.	120,249	1,688,296
Citigroup, Inc.†	163,096	668,693
Morgan Stanley	13,919	375,674
The Goldman Sachs Group, Inc.	7,633	1,151,209

		3,883,872

Diversified Manufacturing Operations — 1.9%
Cooper Industries PLC	2,900	130,935
Eaton Corp.	8,000	627,680
General Electric Co.	25,243	406,917
Honeywell International, Inc.	11,845	507,677
Parker Hannifin Corp.	6,051	375,888
Textron, Inc.	4,485	93,108
Tyco International, Ltd.	6,199	237,298

		2,379,503

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	1,466	172,827

E-Commerce/Services — 0.1%
Expedia, Inc.	2,815	63,844

Electric-Integrated — 1.9%
American Electric Power Co., Inc.	11,250	404,775
Constellation Energy Group, Inc.	2,502	79,063
DTE Energy Co.	2,700	124,632
Edison International	3,264	108,202
Entergy Corp.	1,515	117,428
Exelon Corp.	1,788	74,792
NextEra Energy, Inc.	4,274	223,530
NV Energy, Inc.	11,401	144,793
PG&E Corp.	10,784	478,810
Public Service Enterprise Group, Inc.	12,337	405,887
SCANA Corp.	1,454	55,703
The Southern Co.	3,582	126,552
Xcel Energy, Inc.	5,151	113,270

		2,457,437

Electronic Components-Semiconductors — 0.5%
Broadcom Corp., Class A	3,827	137,887
Intel Corp.	5,100	105,060
Intersil Corp., Class A	22,616	256,917
LSI Corp.†	13,867	55,884
Xilinx, Inc.	4,428	123,630

		679,378

Electronic Connectors — 0.1%
Thomas & Betts Corp.†	3,900	154,596

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,724	106,953

Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,900	230,869

Enterprise Software/Service — 0.4%
Oracle Corp.	20,083	474,762

Finance-Credit Card — 0.1%
American Express Co.	4,233	188,961

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.†	8,910	140,243

Finance-Other Services — 0.4%
CME Group, Inc.	1,878	523,586

Food-Canned — 0.1%
Del Monte Foods Co.	9,800	136,024

Food-Misc. — 0.3%
Campbell Soup Co.	2,375	85,263
General Mills, Inc.	7,042	240,836
Kraft Foods, Inc., Class A	2,987	87,250

		413,349

Food-Retail — 0.1%
The Kroger Co.	5,912	125,216

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	13,749	425,807

Garden Products — 0.1%
Toro Co.	2,400	124,920

Gas-Distribution — 0.4%
Sempra Energy	10,200	507,450

Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc.†	3,300	117,183

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,775	85,999
Wyndham Worldwide Corp.	7,100	181,263

		267,262

Independent Power Producers — 0.0%
Mirant Corp.†	248	2,721

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	5,360	240,450

Insurance-Life/Health — 0.6%
Lincoln National Corp.	5,200	135,408
Prudential Financial, Inc.	11,540	661,127

		796,535

Insurance-Multi-line — 0.7%
ACE, Ltd.	9,223	489,557
Genworth Financial, Inc., Class A†	2,300	31,234
Hartford Financial Services Group, Inc.	2,500	58,525
MetLife, Inc.	2,581	108,557
XL Group PLC	10,544	186,945

		874,818

Insurance-Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.	4,200	81,270
Berkshire Hathaway, Inc., Class B†	3,793	296,309

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Insurance-Reinsurance (continued)

Endurance Specialty Holdings, Ltd.	3,900	$150,501
RenaissanceRe Holdings, Ltd.	4,139	236,834

		764,914

Investment Companies — 0.1%
Apollo Investment Corp.	12,000	121,200

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	13,900	589,221
Franklin Resources, Inc.	231	23,234
Invesco, Ltd.	5,805	113,430
Janus Capital Group, Inc.	1,200	12,576
T. Rowe Price Group, Inc.	882	42,539

		781,000

Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	3,000	178,110

Machinery-Farming — 0.3%
Deere & Co.	6,499	433,353

Medical Instruments — 0.5%
Boston Scientific Corp.†	3,262	18,267
Medtronic, Inc.	15,400	569,338

		587,605

Medical Products — 0.3%
Covidien PLC	5,883	219,554
Hospira, Inc.†	2,800	145,880

		365,434

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	662	35,986
Amgen, Inc.†	8,100	441,693
Biogen Idec, Inc.†	3,886	217,150
Celgene Corp.†	8,523	470,043
Genzyme Corp.†	800	55,648

		1,220,520

Medical-Drugs — 2.6%
Abbott Laboratories	17,387	853,354
Cephalon, Inc.†	2,300	130,525
Endo Pharmaceuticals Holdings, Inc.†	4,900	117,649
Merck & Co., Inc.†	38,425	1,324,125
Pfizer, Inc.	58,788	881,820

		3,307,473

Medical-HMO — 1.0%
Aetna, Inc.	12,664	352,692
Health Net, Inc.†	5,500	129,525
Humana, Inc.†	3,000	141,060
UnitedHealth Group, Inc.	15,913	484,551
WellPoint, Inc.†	3,432	174,071

		1,281,899

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	4,300	139,449

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	12,842	414,411
McKesson Corp.	8,689	545,843

		960,254

Metal-Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	15,177	1,085,763

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,350	132,940

Multimedia — 1.8%
The Walt Disney Co.	19,017	640,682
Time Warner, Inc.	47,856	1,505,550
Viacom, Inc., Class B	3,600	118,944

		2,265,176

Networking Products — 1.0%
Cisco Systems, Inc.†	41,486	957,082
Juniper Networks, Inc.†	13,484	374,586

		1,331,668

Office Automation & Equipment — 0.4%
Xerox Corp.	52,900	515,246

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	4,395	80,912

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	3,154	155,051
Apache Corp.	6,348	606,742
Cimarex Energy Co.	1,700	117,079
Devon Energy Corp.	11,542	721,260
EOG Resources, Inc.	3,065	298,837
Noble Energy, Inc.	1,023	68,602
Occidental Petroleum Corp.	11,688	910,846
Southwestern Energy Co.†	2,354	85,803

		2,964,220

Oil Companies-Integrated — 2.9%
Chevron Corp.	19,383	1,477,178
ConocoPhillips	6,996	386,319
Exxon Mobil Corp.	30,042	1,792,907

		3,656,404

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	5,500	217,745
Dresser-Rand Group, Inc.†	4,100	152,561
National Oilwell Varco, Inc.	8,700	340,692

		710,998

Oil-Field Services — 0.5%
Halliburton Co.	6,336	189,320
Schlumberger, Ltd.	7,529	449,180

		638,500

Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,000	90,360
Medco Health Solutions, Inc.†	2,590	124,320

		214,680

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	7,000	118,090

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	21,710	286,138

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.	1,000	70,550
Apartment Investment & Management Co., Class A	977	20,976

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Digital Realty Trust, Inc.	1,700	$107,474
Douglas Emmett, Inc.	5,500	86,955
Host Hotels & Resorts, Inc.	1,511	21,668
Realty Income Corp.	3,400	109,106
Simon Property Group, Inc.	2,063	184,061
UDR, Inc.	7,200	151,992

		752,782

Retail-Apparel/Shoe — 0.1%
Ltd Brands, Inc.	6,900	176,916

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	544	115,094

Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	15,527	322,030

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,992	39,940

Retail-Discount — 1.1%
Big Lots, Inc.†	4,000	137,240
Target Corp.	3,235	166,020
Wal-Mart Stores, Inc.	20,365	1,042,485

		1,345,745

Retail-Drug Store — 0.2%
CVS Caremark Corp.	6,140	188,436
Walgreen Co.	1,754	50,077

		238,513

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	5,300	157,781

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,300	141,563

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,555	38,300
Nordstrom, Inc.	4,200	142,800

		181,100

Retail-Office Supplies — 0.3%
Staples, Inc.	18,722	380,618

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	2,267	108,113
Macy’s, Inc.	8,500	158,525

		266,638

Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	5,262	220,425
Starbucks Corp.	4,200	104,370
Yum! Brands, Inc.	12,175	502,828

		827,623

Schools — 0.1%
Apollo Group, Inc., Class A†	3,010	138,851

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	6,164	183,133
Marvell Technology Group, Ltd.†	15,433	230,260

		413,393

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	8,874	104,713
Novellus Systems, Inc.†	11,943	318,998

		423,711

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	15,258	276,475

Telecom Services — 0.1%
Amdocs, Ltd.†	4,900	133,917

Telephone-Integrated — 1.6%
AT&T, Inc.	32,258	836,773
CenturyLink, Inc.	10,134	360,973
Frontier Communications Corp.	6,271	47,910
Verizon Communications, Inc.	26,326	765,034

		2,010,690

Therapeutics — 0.2%
Warner Chilcott PLC, Class A†	9,200	235,520

Tobacco — 1.5%
Altria Group, Inc.	16,790	372,067
Lorillard, Inc.	7,500	571,800
Philip Morris International, Inc.	19,259	982,979

		1,926,846

Transport-Rail — 1.0%
Norfolk Southern Corp.	18,118	1,019,500
Union Pacific Corp.	2,645	197,502

		1,217,002

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,200	143,000

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,000	148,920

Water — 0.1%
American Water Works Co., Inc.	5,952	127,254

Web Portals/ISP — 0.3%
Google, Inc., Class A†	724	351,031

Wireless Equipment — 0.5%
American Tower Corp., Class A†	1,440	66,585
QUALCOMM, Inc.	16,110	613,469

		680,054

Total Common Stock (cost $71,951,717)		76,724,170

ASSET BACKED SECURITIES — 5.0%
Automobile — 0.2%
Ally Auto Receivables Trust Series 2010-1, Class A2 0.75% due 04/15/12	$80,000	79,973
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A2 0.70% due 08/15/12	135,000	134,752
Wachovia Auto Owner Trust Series 2008-A, Class A3A 4.81% due 09/20/12(2)	69,524	70,733

		285,458

Credit Card Bullet — 0.3%
Capital One Multi-Asset Execution Trust Series 2006-A4, Class A4 0.38% due 12/16/13(2)	375,000	374,669

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)

Diversified Financial Services — 4.5%
American Home Mtg. Assets Series 2006-2, Class 1A1 1.37% due 09/25/46(2)(3)	$94,174	$50,129
BA Credit Card Trust Series 2008-A5, Class A5 1.54% due 12/16/13(2)	250,000	252,293
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(3)	83,830	86,724
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(3)	348,057	233,595
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(3)	338,497	241,588
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.54% due 07/25/36(2)(3)	620,254	277,022
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(3)	679,936	422,002
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(3)	14,939	14,696
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/35(3)(4)	162,448	145,880
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 2.81% due 09/25/34(3)(4)	113,697	104,308
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(5)	1,000,000	1,060,143
GSAMP Trust Series 2006-FM1, Class A2C 0.49% due 04/25/36(2)	578,046	370,563
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(3)(4)	87,317	54,141
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.23% due 11/12/37(2)(5)	1,000,000	1,087,126
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.39% due 06/25/37(2)	181,533	172,978
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(3)	208,444	137,248
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.48% due 05/25/36(2)	224,385	217,741
Wells Fargo Home Equity Trust Series 2004-2, Class AI6 5.00% due 05/25/34(4)	105,000	107,630
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/20(3)	123,544	124,832
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(3)	403,961	356,549
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(3)	299,703	261,756

		5,778,944

Total Asset Backed Securities (cost $7,411,915)		6,439,071

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 8/15/09†(6)(7)(8)(9)(10)(16) (cost $38,000)	38,000	33,060

U.S. CORPORATE BONDS & NOTES — 8.8%
Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	20,000	20,400
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(11)	15,000	15,375

		35,775

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	60,000	68,537

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.12% due 12/15/14(2)	40,000	38,000
Hanesbrands, Inc. Senior Notes 8.00% due 12/15/16	35,000	36,619

		74,619

Banks-Commercial — 0.3%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	187,148
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	85,000	92,384
UBS AG Stamford Branch Notes 5.88% due 12/20/17	100,000	109,610

		389,142

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	105,000	122,046
Wells Fargo & Co. Senior Notes 3.75% due 10/01/14	190,000	198,860

		320,906

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	110,000	114,675

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.88% due 11/15/19*	$80,000	$95,960
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	98,410

		194,370

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	75,000	82,060

Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	140,000	151,447

Cable TV — 0.0%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	40,000	46,286

Cable/Satellite TV — 0.4%
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	35,000	35,700
Comcast Corp. Company Guar. Notes 5.15% due 03/01/20	150,000	160,682
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	75,730
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	70,000	72,363
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	55,000	61,050
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	113,025
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	40,000	44,239

		562,789

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	18,300

Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/32	60,000	77,856
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	15,000	15,675

		93,531

Chemicals-Diversified — 0.1%
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	107,625

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16*	35,000	32,200

Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	35,000	37,538
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	40,000	40,200

		77,738

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	25,063

Computers — 0.1%
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	214,633

Consumer Products-Misc. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	25,687
Jarden Corp. Company Guar. Notes 8.00% due 05/01/16	35,000	36,750
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*	50,000	52,750

		115,187

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 4.50% due 04/01/15	90,000	92,994
Bank of America Corp. Senior Notes 5.65% due 05/01/18	175,000	183,194
Bank of America Corp. Notes 6.50% due 08/01/16	155,000	172,566
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	111,560
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	63,554
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	100,000	105,901
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	155,000	188,359
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	124,263

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

Morgan Stanley Senior Notes 5.50% due 01/26/20	$180,000	$180,864
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	246,331
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	45,000	45,321
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	75,000	80,908
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	165,000	191,717

		1,787,532

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	115,000	115,073

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	40,000	44,093
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	26,375

		70,468

Electric-Generation — 0.0%
The AES Corp. Senior Notes 9.75% due 04/15/16	45,000	50,513

Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.70% due 06/15/40	80,000	87,615
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	45,000	50,299
DTE Energy Co. Senior Notes 6.38% due 04/15/33	25,000	26,547
DTE Energy Co. Senior Notes 7.63% due 05/15/14	65,000	76,180
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	60,000	70,514
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	65,000	79,108
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	80,000	90,358
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	20,000	22,079
Southern Energy, Inc. Escrow Notes 7.90% due 07/01/09†(7)	200,000	0
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/20	95,000	101,070

		603,770

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/18*	45,000	45,338

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	35,700

Enterprise Software/Service — 0.1%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	35,000	35,787
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	33,688
Oracle Corp. Notes 6.50% due 04/15/38	15,000	17,573

		87,048

Finance-Auto Loans — 0.1%
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	100,000	108,126

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 5.00% due 06/30/15	225,000	239,110

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/13	275,000	315,214

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	83,534
Lehman Brothers Holdings Capital Trust VII Ltd. Company Guar. Notes 5.86% due 05/31/12†(2)(6)(12)(13)(16)	230,000	23

		83,557

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	254,332
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	45,000	54,294

		308,626

Food-Retail — 0.1%
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	115,000	115,862

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	$95,000	$99,037

Home Furnishings — 0.1%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	90,000	90,675
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	45,000	48,487

		139,162

Independent Power Producers — 0.1%
Mirant North America LLC Company Guar. Notes 7.38% due 12/31/13	55,000	56,581
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	110,000	112,200

		168,781

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	182,847
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	100,484

		283,331

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	50,000	57,486
Metropolitan Life Global Funding I Senior Notes 5.13% due 04/10/13*	100,000	108,934

		166,420

Machinery-Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	72,750

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	60,000	70,784

Medical Products — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	44,831
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	85,000	94,138

		138,969

Medical-Drugs — 0.1%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	60,000	63,933

Medical-HMO — 0.1%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	84,600

Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,713
HCA, Inc. Sec. Notes 9.63% due 11/15/16(8)	145,000	156,600
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	115,000	112,412

		284,725

Multimedia — 0.0%
News America, Inc. Company Guar. Notes 7.85% due 03/01/39	25,000	31,364

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	14,625

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	80,000	83,719

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40*	45,000	48,685
Waste Management, Inc. Company Guar. Notes 4.75% due 06/30/20	30,000	31,177

		79,862

Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	115,000	121,311
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	118,636

		239,947

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	45,788
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	70,000	77,087
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/15	35,000	36,225

		159,100

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	$55,000	$57,131
International Paper Co. Senior Notes 7.30% due 11/15/39	50,000	57,305

		114,436

Pipelines — 0.4%
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	71,270
Enterprise Products Operating LLC Company Guar. Notes 7.55% due 04/15/38	75,000	91,656
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	85,000	100,704
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	100,000	107,696
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	50,975
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	62,368
Williams Partners LP Senior Notes 6.30% due 04/15/40	45,000	48,118

		532,787

Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	85,000	90,737

Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	55,000	55,963

Resort/Theme Parks — 0.1%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	105,000	106,312

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	104,233

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	35,000	37,359
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	79,383	91,457

		128,816

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 4.75% due 05/01/20	70,000	72,990

Special Purpose Entity — 0.1%
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	70,000	74,716

Telecom Services — 0.1%
GCI, Inc. Senior Notes 8.63% due 11/15/19	45,000	46,575
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	35,000	36,181

		82,756

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	111,306
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	70,000	71,750
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	28,613
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	55,000	65,053
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	70,000	72,975

		349,697

Television — 0.1%
CBS Corp. Company Guar. Notes 5.50% due 05/15/33	40,000	38,246
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	65,000	83,465

		121,711

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	165,000	216,176
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	170,000	191,680

		407,856

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	105,000	111,863

Total U.S. CORPORATE BONDS & NOTES (cost $10,664,208)		11,226,802

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 0.6%
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*	210,000	216,840
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	219,440

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)

Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	$235,000	$253,590
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	90,000	95,731

		785,601

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	120,000	122,203

Building Societies — 0.1%
Nationwide Building Society Senior Notes 4.65% due 02/25/15*	100,000	103,326

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	240,000	255,157
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	80,000	87,342

		342,499

Diversified Manufacturing Operations — 0.1%
Tyco International, Ltd./Tyco International Finance SA Company Guar. Notes 7.00% due 12/15/19	65,000	78,927

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	100,000	132,341
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	120,000	145,870
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	97,798

		376,009

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	100,000	106,381

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/30/20*	100,000	101,012

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	65,000	70,323
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	42,414

		112,737

Mining — 0.0%
Barrick Australian Finance Property, Ltd. Company Guar. Notes 5.95% due 10/15/39	40,000	43,246

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	90,000	91,350

Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	50,000	54,648

Oil Companies-Integrated — 0.2%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	85,000	88,105
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/18	85,000	98,451
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/38	70,000	78,754
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	50,000	59,724

		325,034

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	90,000	99,607

Satellite Telecom — 0.1%
Intelsat Jackson Holdings, Ltd. Company Guar. Notes 9.50% due 06/15/16	75,000	80,062

Special Purpose Entities — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	120,000	124,564
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	202,388	231,735

		356,299

SupraNational Banks — 0.2%
Asian Development Bank Senior Notes 1.63% due 07/15/13	240,000	244,170

Telecom Services — 0.1%
Angel Lux Common SA Sec. Notes 8.88% due 05/01/16*	75,000	78,938

Telephone-Integrated — 0.6%
British Telecommunications PLC Bonds 9.63% due 12/15/30	90,000	116,934
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	170,000	184,740
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	20,000	22,457

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	$35,000	$39,013
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	380,284

		743,428

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	30,525

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 7.25% due 05/15/19	65,000	78,857

Total Foreign Corporate Bonds & Notes (cost $4,066,583)		4,354,859

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	169,875
Federal Republic of Brazil Notes 8.00% due 01/15/18	170,833	202,608
Republic of South Africa Bonds 5.50% due 03/09/20	100,000	107,000
United Mexican States Senior Notes 6.05% due 01/11/40	90,000	97,740

Total Foreign Government Agencies (cost $537,183)		577,223

U.S. GOVERNMENT AGENCIES — 16.5%
Federal Home Loan Bank — 0.4%
0.24% due 07/11/11(2)	210,000	209,908
0.30% due 09/26/11(2)	235,000	235,010

		444,918

Federal Home Loan Mtg. Corp. — 5.1%
0.30% due 09/26/11(2)	280,000	280,012
0.33% due 10/21/11	475,000	475,009
2.88% due 02/09/15	760,000	801,223
4.50% due August 30 TBA	600,000	626,906
5.00% due 03/01/19	79,428	85,493
5.00% due August 30 TBA	1,390,000	1,480,784
5.13% due 10/18/16	245,000	284,968
5.40% due 06/01/37(2)	34,400	36,945
5.43% due 07/01/37(2)	60,082	64,510
5.44% due 06/01/37(2)	293,299	314,754
5.49% due 06/01/37(2)	38,741	41,650
5.50% due 07/01/34	292,039	315,577
6.00% due August 30 TBA	750,000	814,571
6.50% due 05/01/16	16,867	18,342
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class MY 5.50% due 07/15/37(3)	800,000	895,396

		6,536,140

Federal National Mtg. Assoc. — 8.3%
2.38% due 07/28/15	610,000	627,021
4.00% due August 15 TBA	490,000	512,433
4.50% due 04/01/23	51,820	55,026
4.50% due 05/01/23	151,253	160,610
4.50% due August 15 TBA	670,000	709,886
4.50% due August 30 TBA	615,000	643,059
4.63% due 05/01/13	480,000	519,394
4.88% due 12/15/16	290,000	333,580
5.00% due 03/01/18	91,892	98,837
5.00% due 04/01/18	23,145	24,970
5.00% due 07/01/18	139,096	149,610
5.00% due 08/01/18	85,154	91,590
5.00% due 06/01/19	87,109	93,747
5.00% due 06/01/33	215,242	230,936
5.00% due 07/01/33	154,514	165,417
5.00% due 02/01/35	261,272	279,707
5.00% due 07/01/37	351,837	376,663
5.25% due 08/01/12	365,000	393,587
5.50% due 10/01/17	281,730	305,449
5.50% due 11/01/17	58,839	63,793
5.50% due 04/01/37	1,083,385	1,173,243
6.00% due 08/01/17	94,120	102,500
6.00% due August 30 TBA	1,330,000	1,444,712
6.25% due 02/01/11	365,000	375,786
6.50% due 12/01/37	850,202	933,239
Federal National Mtg. Assoc. REMIC
Series 2003-35, Class DF 0.73% due 02/25/33(2)(3)	131,907	131,956
Series 2006-43, Class G 6.50% due 09/25/33(3)	89,755	91,938
Series 2006-63, Class AB 6.50% due 10/25/33(3)	64,004	65,208
Series 2006-63, Class AE 6.50% due 10/25/33(3)	61,444	62,600
Series 2006-59, Class DC 6.50% due 12/25/33(3)	273,545	282,559
Series 2006-78, Class BC 6.50% due 01/25/34(3)	85,819	88,272

		10,587,328

Government National Mtg. Assoc. — 2.5%
4.50% due August 30 TBA	510,000	537,731
4.50% due 05/15/39	249,246	263,330
5.00% due August 30 TBA	870,000	935,930
5.50% due 01/15/34	852,700	932,163
6.00% due August 30 TBA	380,000	415,744
7.50% due 01/15/32	108,896	125,698

		3,210,596

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	254,346

Total U.S. Government Agencies (cost $20,281,535)		21,033,328

U.S. GOVERNMENT TREASURIES — 4.5%
United States Treasury Bonds — 1.4%
3.50% due 02/15/39	290,000	266,301
4.50% due 02/15/36	440,000	482,419
4.50% due 05/15/38	150,000	163,781
4.63% due 02/15/40	120,000	133,444
5.00% due 05/15/37	200,000	236,531

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)

5.38% due 02/15/31	$140,000	$172,025
8.75% due 08/15/20	198,400	298,902

		1,753,403

United States Treasury Notes — 3.1%
1.38% due 05/15/13	323,000	328,452
1.88% due 06/30/15	1,280,000	1,298,901
2.63% due 07/31/14	1,002,000	1,057,188
3.00% due 09/30/16	1,039,300	1,094,838
3.50% due 05/15/20	40,000	42,007
3.63% due 08/15/19	169,100	180,250

		4,001,636

Total U.S. Government Treasuries (cost $5,560,809)		5,755,039

Total Long-Term Investment Securities (cost $120,511,949)		126,143,552

SHORT-TERM INVESTMENT SECURITIES — 2.9%
United States Treasury Notes — 2.9%
0.15% due 08/12/10	700,000	699,967
0.15% due 08/26/10	3,000,000	2,999,698
0.16% due 09/02/10(15)	40,000	39,994
0.19% due 01/13/11(15)	20,000	19,984

Total Short-Term Investment Securities (cost $3,759,643)		3,759,643

REPURCHASE AGREEMENT — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $5,521,005 and collateralized by $5,515,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $5,634,124 (cost $5,521,000)	5,521,000	5,521,000
TOTAL INVESTMENTS (cost $129,792,592) (14)	105.9%	135,424,195
Liabilities in excess of other assets	(5.9)	(7,574,567)

NET ASSETS	100.0%	$127,849,628

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $3,132,000 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects the stated maturity date.
(5)	Commercial Mortgage Backed Security
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Security in default of interest and principal at maturity.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2010, the Balanced Portfolio held the following restricted securities:

		Principal			Value	% of
	Acquisition	Amount/	Acquisition		Per	Net
Name	Date	Shares	Cost	Value	Share	Asset

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000

	3/14/08	1,000	1,000

	9/11/08	1,000	1,000

	2/27/09	1,000	1,000

		$38,000		$33,060	$87.00	0.0%

(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	Perpetual maturity — maturity date reflects the next call date.
(13)	Bond in default
(14)	See Note 3 for cost of investments on a tax basis.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $33,083 representing 0.0% of net assets.

REMIC —	Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	July 31,	Appreciation/
Contracts	Type	Description	Month	Trade Date	2010	(Depreciation)

15	Long	S&P 500 Index Futures	September 2010	$794,371	$823,725	$29,354
27	Long	U.S. Treasury Notes 2 Year Futures	September 2010	5,878,893	5,916,375	37,482
62	Short	U.S. Treasury Notes 5 Year Futures	September 2010	7,258,132	7,429,343	(171,211)
14	Long	U.S. Treasury Notes 10 Year Futures	September 2010	1,699,101	1,733,375	34,274
7	Long	U.S. Treasury Notes 30 Year Futures	September 2010	865,337	901,031	35,694

						$(34,407)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$76,724,170	$—	$—	$76,724,170
Asset Backed Securities	—	6,439,071	—	6,439,071
Convertible Bonds & Notes	—	—	33,060	33,060
U.S. Corporate Bonds & Notes	—	11,226,802	0	11,226,802
Foreign Corporate Bonds & Notes	—	4,354,859	—	4,354,859
Foreign Government Agencies	—	577,223	—	577,223
U.S. Government Agencies	—	21,033,328	—	21,033,328
U.S. Government Treasuries	—	5,755,039	—	5,755,039
Short-Term Investment Securities:
U.S. Government Treasuries	—	3,759,643	—	3,759,643
Repurchase Agreement	—	5,521,000	—	5,521,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	136,804	—	—	136,804
Open Futures Contracts Depreciation	(171,211)	—	—	(171,211)

Total	$76,689,763	$58,666,965	$33,060	$135,389,788

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate
	Bonds & Notes	Bonds & Notes

Balance as of 1/31/2010	$21,660	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	11,400	—
Net purchases (sales)	—	—
Transfers in and/or (out) of Level 3(2)	—	—

Balance as of 7/31/2010	$33,060	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

Convertible	U.S. Corporate
Bonds & Notes	Bonds & Notes

$11,400	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2010  — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	7.6%
United States Treasury Notes	7.6
Diversified Banking Institutions	5.5
Federal Home Loan Mtg. Corp.	4.9
Oil Companies-Integrated	4.6
Electric-Integrated	3.4
Diversified Financial Services	2.9
Oil Companies-Exploration & Production	2.8
Aerospace/Defense	2.6
Telephone-Integrated	2.6
Diversified Manufacturing Operations	2.4
Medical-Drugs	2.4
Banks-Fiduciary	2.2
Medical Products	2.1
Insurance-Multi-line	2.1
United States Treasury Bonds	2.1
Banks-Super Regional	2.0
Food-Misc.	1.9
Tobacco	1.9
Computers	1.7
Government National Mtg. Assoc.	1.6
Banks-Commercial	1.5
Aerospace/Defense-Equipment	1.5
Multimedia	1.1
Commercial Paper	1.1
Chemicals-Diversified	1.1
Insurance-Property/Casualty	1.1
Insurance-Life/Health	1.1
Beverages-Non-alcoholic	1.0
Cellular Telecom	1.0
Medical Instruments	0.9
Retail-Discount	0.9
Retail-Drug Store	0.9
Cosmetics & Toiletries	0.9
Enterprise Software/Service	0.8
Athletic Footwear	0.8
Commercial Services-Finance	0.8
Pipelines	0.7
Beverages-Wine/Spirits	0.7
Electronic Components-Semiconductors	0.6
Computer Services	0.6
Industrial Gases	0.6
Advertising Agencies	0.6
Instruments-Scientific	0.6
U.S. Municipal Bonds & Notes	0.6
Insurance Brokers	0.5
Brewery	0.5
Real Estate Investment Trusts	0.4
Networking Products	0.4
Sovereign	0.4
Small Business Administration	0.4
Finance-Investment Banker/Broker	0.4
Retail-Auto Parts	0.3
Cable/Satellite TV	0.3
Coatings/Paint	0.3
Retail-Office Supplies	0.3
Toys	0.3
Retail-Restaurants	0.3
Steel-Producers	0.3
Transport-Rail	0.3
Oil & Gas Drilling	0.3
Food-Retail	0.3
Oil-Field Services	0.2
Oil Field Machinery & Equipment	0.2
Finance-Other Services	0.2
Investment Management/Advisor Services	0.2
Auto/Truck Parts & Equipment-Original	0.2
Transport-Services	0.2
Consumer Products-Misc.	0.2
Web Portals/ISP	0.2
Tools-Hand Held	0.2
Gas-Distribution	0.2
Electric-Generation	0.2
Engineering/R&D Services	0.2
Banks-Money Center	0.2
Medical Labs & Testing Services	0.2
Retail-Building Products	0.2
Independent Power Producers	0.2
Data Processing/Management	0.2
Metal Processors & Fabrication	0.2
Hotels/Motels	0.2
Electronic Components-Misc.	0.1
Food-Confectionery	0.1
Schools	0.1
Machinery-Construction & Mining	0.1
Retail-Regional Department Stores	0.1
Banks-Special Purpose	0.1
Agricultural Chemicals	0.1
Finance-Credit Card	0.1
Machine Tools & Related Products	0.1
Special Purpose Entities	0.1
Building-Residential/Commercial	0.1
SupraNational Banks	0.1
Television	0.1
Banks-Mortgage	0.1
E-Commerce/Services	0.1
Finance-Auto Loans	0.1
Diversified Minerals	0.1

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.5%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	110,570	$4,119,838

Aerospace/Defense — 2.5%
Lockheed Martin Corp.	178,800	13,436,820
Northrop Grumman Corp.	79,730	4,675,367

		18,112,187

Aerospace/Defense-Equipment — 1.5%
Goodrich Corp.	13,300	969,171
United Technologies Corp.	143,260	10,185,786

		11,154,957

Agricultural Chemicals — 0.1%
Monsanto Co.	14,740	852,562

Athletic Footwear — 0.8%
NIKE, Inc., Class B	80,950	5,961,158

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	57,340	1,651,965

Banks-Commercial — 0.3%
Marshall & Ilsley Corp.	135,000	949,050
Regions Financial Corp.	46,360	339,819
Zions Bancorporation	51,400	1,140,566

		2,429,435

Banks-Fiduciary — 2.0%
State Street Corp.	132,160	5,143,667
The Bank of New York Mellon Corp.	389,042	9,753,283

		14,896,950

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	56,650	3,364,444
Wells Fargo & Co.	282,380	7,830,397

		11,194,841

Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	101,730	6,603,294

Beverages-Wine/Spirits — 0.7%
Diageo PLC	289,430	5,027,539

Brewery — 0.2%
Heineken NV	24,500	1,108,831

Building-Residential/Commercial — 0.1%
Pulte Group, Inc.†	77,820	683,260

Cable/Satellite TV — 0.2%
Comcast Corp., Special Class A	85,040	1,569,838

Cellular Telecom — 0.9%
Vodafone Group PLC	2,915,010	6,803,953

Chemicals-Diversified — 1.1%
Bayer AG	29,498	1,695,795
E.I. du Pont de Nemours & Co.	32,050	1,303,474
PPG Industries, Inc.	76,770	5,333,212

		8,332,481

Coatings/Paint — 0.3%
The Sherwin-Williams Co.	32,810	2,268,812

Commercial Services-Finance — 0.7%
Mastercard, Inc., Class A	11,840	2,486,874
The Western Union Co.	80,440	1,305,541
Visa, Inc., Class A	13,810	1,012,963

		4,805,378

Computer Services — 0.6%
Accenture PLC, Class A	114,150	4,524,906

Computers — 1.7%
Dell, Inc.†	83,140	1,100,774
Hewlett-Packard Co.	101,830	4,688,253
International Business Machines Corp.	49,730	6,385,332

		12,174,359

Consumer Products-Misc. — 0.2%
Clorox Co.	24,940	1,618,107

Cosmetics & Toiletries — 0.9%
The Procter & Gamble Co.	102,904	6,293,609

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	19,130	1,307,727

Diversified Banking Institutions — 4.7%
Bank of America Corp.	579,140	8,131,126
JPMorgan Chase & Co.	380,320	15,319,290
The Goldman Sachs Group, Inc.	75,470	11,382,385

		34,832,801

Diversified Manufacturing Operations — 2.3%
3M Co.	70,900	6,064,786
Danaher Corp.	111,420	4,279,642
Eaton Corp.	38,690	3,035,618
General Electric Co.	72,860	1,174,503
Honeywell International, Inc.	61,730	2,645,748

		17,200,297

E-Commerce/Services — 0.1%
eBay, Inc.†	24,430	510,831

Electric-Integrated — 2.7%
American Electric Power Co., Inc.	60,590	2,180,028
CMS Energy Corp.	27,130	431,910
Dominion Resources, Inc.	53,078	2,228,745
Entergy Corp.	38,950	3,019,015
NextEra Energy, Inc.	36,750	1,922,025
PG&E Corp.	66,280	2,942,832
PPL Corp.	115,000	3,138,350
Public Service Enterprise Group, Inc.	112,310	3,694,999

		19,557,904

Electronic Components-Misc. — 0.1%
Tyco Electronics, Ltd.	38,740	1,045,980

Electronic Components-Semiconductors — 0.6%
Intel Corp.	223,010	4,594,006

Engineering/R&D Services — 0.2%
Fluor Corp.	29,160	1,408,136

Enterprise Software/Service — 0.8%
Oracle Corp.	262,500	6,205,500

Finance-Investment Banker/Broker — 0.2%
The Charles Schwab Corp.	103,790	1,535,054

Finance-Other Services — 0.1%
Deutsche Boerse AG	13,880	971,673

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Confectionery — 0.1%
The J.M. Smucker Co.	16,521	$1,014,885

Food-Misc. — 1.9%
Danone	20,333	1,140,429
General Mills, Inc.	104,460	3,572,532
Kellogg Co.	42,940	2,149,147
Nestle SA	144,762	7,156,804

		14,018,912

Food-Retail — 0.2%
The Kroger Co.	53,320	1,129,318

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	37,260	530,210
Sempra Energy	18,640	927,340

		1,457,550

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	9,200	445,740

Independent Power Producers — 0.2%
NRG Energy, Inc.†	57,830	1,311,584

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	61,050	4,431,009

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	42,400	1,902,064
Waters Corp.†	34,390	2,206,462

		4,108,526

Insurance Brokers — 0.5%
AON Corp.	88,170	3,321,364

Insurance-Life/Health — 1.0%
Aflac, Inc.	21,810	1,072,834
Prudential Financial, Inc.	110,950	6,356,325

		7,429,159

Insurance-Multi-line — 1.9%
ACE, Ltd.	59,810	3,174,715
MetLife, Inc.	226,030	9,506,822
The Allstate Corp.	59,410	1,677,738

		14,359,275

Insurance-Property/Casualty — 0.9%
Chubb Corp.	29,430	1,548,901
The Travelers Cos., Inc.	106,080	5,351,736

		6,900,637

Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	16,950	1,704,831

Medical Instruments — 0.9%
Medtronic, Inc.	122,820	4,540,655
St. Jude Medical, Inc.†	65,240	2,398,875

		6,939,530

Medical Products — 1.9%
Becton, Dickinson and Co.	50,400	3,467,520
Johnson & Johnson	187,730	10,905,236

		14,372,756

Medical-Drugs — 2.3%
Abbott Laboratories	148,660	7,296,233
GlaxoSmithKline PLC	52,930	922,742
Merck & Co., Inc.	31,430	1,083,078
Pfizer, Inc.	460,555	6,908,325
Roche Holding AG	5,210	677,695

		16,888,073

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	9,730	1,188,909

Multimedia — 0.9%
The Walt Disney Co.	167,580	5,645,770
Time Warner, Inc.	39,000	1,226,940

		6,872,710

Networking Products — 0.4%
Cisco Systems, Inc.†	131,200	3,026,784

Oil & Gas Drilling — 0.3%
Noble Corp.†	27,450	892,125
Transocean, Ltd.†	22,520	1,040,649

		1,932,774

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	23,550	1,157,718
Apache Corp.	89,940	8,596,465
Devon Energy Corp.	26,540	1,658,485
EOG Resources, Inc.	32,040	3,123,900
Noble Energy, Inc.	34,040	2,282,722
Occidental Petroleum Corp.	19,440	1,514,959

		18,334,249

Oil Companies-Integrated — 4.2%
Chevron Corp.	102,751	7,830,654
Exxon Mobil Corp.	188,116	11,226,763
Hess Corp.	66,670	3,572,845
Marathon Oil Corp.	71,240	2,382,978
Total SA ADR	115,750	5,860,422

		30,873,662

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	45,190	1,769,640

Oil-Field Services — 0.2%
Halliburton Co.	30,010	896,699
Schlumberger, Ltd.	14,910	889,530

		1,786,229

Pipelines — 0.2%
The Williams Cos., Inc.	90,330	1,753,305

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	46,170	2,471,480

Retail-Building Products — 0.2%
Home Depot, Inc.	42,500	1,211,675

Retail-Discount — 0.7%
Target Corp.	55,540	2,850,313
Wal-Mart Stores, Inc.	41,410	2,119,778

		4,970,091

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Drug Store — 0.8%
CVS Caremark Corp.	95,888	$2,942,803
Walgreen Co.	94,640	2,701,972

		5,644,775

Retail-Office Supplies — 0.3%
Staples, Inc.	109,350	2,223,086

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	20,390	972,399

Retail-Restaurants — 0.3%
McDonald’s Corp.	31,610	2,204,165

Schools — 0.1%
Apollo Group, Inc., Class A†	21,460	989,950

Steel-Producers — 0.1%
United States Steel Corp.	19,310	856,012

Telephone-Integrated — 2.0%
AT&T, Inc.	501,830	13,017,470
CenturyLink, Inc.	43,915	1,564,253

		14,581,723

Tobacco — 1.8%
Altria Group, Inc.	58,770	1,302,343
Philip Morris International, Inc.	232,820	11,883,133

		13,185,476

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	25,974	1,507,011

Toys — 0.3%
Hasbro, Inc.	52,410	2,209,082

Transport-Rail — 0.3%
Canadian National Railway Co.	19,050	1,199,578
Union Pacific Corp.	9,770	729,526

		1,929,104

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	25,060	1,628,900

Web Portals/ISP — 0.2%
Google, Inc., Class A†	3,250	1,575,763

Total Common Stock (cost $411,492,366)		446,890,272

CONVERTIBLE PREFERRED STOCK — 0.2%
Electric-Integrated — 0.1%
PPL Corp. 9.50%	7,020	391,646

Oil Companies-Exploration & Production — 0.1%
Apache Corp. 6.00%	19,700	1,070,301

Total Convertible Preferred Stock (cost $1,355,510)		1,461,947

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Anthracite CDO I, Ltd. Series 2002, Class CIBA 0.78% due 05/24/17*(1)(2)(3)(4)	$841,096	790,630
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.93% due 12/28/40*(1)(2)(3)(4)	652,807	274,963
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(1)(3)(4)	1,000,000	965,000
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.89% due 06/10/17(5)(6)	2,450,000	2,557,937
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 03/11/12(5)	1,000,000	998,117
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35(6)	6,221	6,165
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36(6)	550,000	364,211
Credit Suisse Mtg. Capital Certificates Series 2007-C5 Class A4 5.70% due 09/15/40(5)(6)	1,116,407	1,074,610
Crest G-Star CDO Series 2001, Class 1X 1.01% due 11/28/16(1)(2)	1,089,013	1,053,620
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(8)	793,000	881,201
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36(6)	533,459	293,860
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(5)	1,725,000	1,471,884
Household Credit Card Master Note Trust I Series 2007-2, Class A 0.89% due 07/15/13(2)	1,390,000	1,389,786
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(5)(6)	765,000	724,119
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(5)(6)	800,000	750,661
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.40% due 05/15/41(5)(6)	192,837	206,505
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP6, Class A4 5.48% due 04/15/43(5)	1,270,000	1,334,959
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	480,583	508,243
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 6.01% due 05/15/17(5)(6)	250,000	253,289

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(5)(6)	$1,270,000	$1,382,137
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 6.02% due 07/12/17(5)(6)	560,000	153,282
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.81% due 06/12/50(5)(6)	1,116,407	1,103,663
Morgan Stanley Capital I Series 1998-HF2, Class X 1.14% due 11/15/30*(5)(6)(7)	2,790,663	72,180
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(6)(8)	425,000	428,393
Residential Funding Mtg. Securities II, Inc. Series 2005-HS2, Class AI3 5.32% due 01/25/24(6)	669,000	243,091
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(3)(4)(5)	681,467	600,788
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	253,092	247,553

Total Asset Backed Securities (cost $21,807,732)		20,130,847

U.S. CORPORATE BONDS & NOTES — 6.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	1,091,503

Banks-Commercial — 0.1%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,034,818

Banks-Fiduciary — 0.2%
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(2)(9)	1,380,000	1,300,650

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	775,505
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	644,974
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,996,249

		3,416,728

Beverages-Non-alcoholic — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	406,584

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	820,000	1,098,623
SABMiller PLC Notes 5.50% due 08/15/13*	863,000	947,897

		2,046,520

Building Products-Cement — 0.0%
CRH America, Inc. Notes 6.95% due 03/15/12	142,000	153,180

Cable/Satellite TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	761,305

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,075,742

Diversified Banking Institutions — 0.7%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	350,531
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	372,659
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	537,610
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	609,712
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	874,340
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	705,166
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	783,050
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	796,239

		5,029,307

Diversified Financial Services — 0.1%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	219,390
ZFS Finance USA Trust V Bonds 6.50% due 05/09/37*(2)	474,000	425,415

		644,805

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34(3)	1,402,982	1,448,734

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.4%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	$151,622	$158,250
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	194,435
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,196,276
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16*	414,000	456,402
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	647,522
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(3)(4)	190,514	194,319

		2,847,204

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	209,000	216,702

Finance-Auto Loans — 0.1%
Toyota Motor Credit Corp. Notes 3.20% due 06/17/15	390,000	407,027

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	710,000	788,504

Finance-Investment Banker/Broker — 0.2%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 02/02/37	356,000	348,170
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	94,000	97,299
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	784,332

		1,229,801

Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	711,000	786,802

Food-Retail — 0.1%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	370,193

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	601,161

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.38% due 06/21/20	160,000	166,221
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	270,000	291,708

		457,929

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Notes 5.13% due 04/10/13*	340,000	370,374
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	290,000	318,222

		688,596

Insurance-Property/Casualty — 0.2%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/37(2)	1,210,000	1,179,750

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(3)	710,000	754,141

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	1,150,000	1,356,687

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19	720,000	831,601
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	329,569
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	626,171

		1,787,341

Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	456,376

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	815,193
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	892,493

		1,707,686

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	773,336

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	244,422

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Pipelines — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	$652,000	$752,038
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	652,186
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,192,241
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	127,065
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	250,815
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	876,595

		3,850,940

Property Trust — 0.0%
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	233,000	267,270

Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	155,129
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	1,030,839
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	809,992
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	743,578
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	504,126

		3,243,664

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	222,000	222,000

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	130,000	133,614

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,565,092

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	705,189

Special Purpose Entities — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*(3)(4)	240,000	241,625
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/20*	454,000	498,948

		740,573

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	942,318
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	1,021,722
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,544,513

		3,508,553

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	634,121

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	532,000	579,386

Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	52,677

Total U.S. CORPORATE BONDS & NOTES (cost $46,786,888)		50,566,613

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Banks-Commercial — 1.1%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	392,000	424,726
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	460,000	487,490
Groupe BPCE SA Sub. Notes 12.50% due 09/30/19*(2)(9)	884,000	990,986
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	897,478
Nordea Bank AB Bonds 5.42% due 04/20/15*(2)(9)	275,000	244,605
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,517,948
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	928,032
UniCredito Italiano Capital Trust II Bank Guar. Notes 9.20% due 10/05/10*(2)(9)	1,112,000	1,078,640

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)

Woori Bank Sub. Debentures Notes 6.13% due 05/03/16*(6)	$1,480,000	$1,498,836

		8,068,741

Banks-Money Center — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(2)(9)	453,000	460,927
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	912,704

		1,373,631

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*	570,000	596,819

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	840,000	952,241

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,185,216

Diversified Banking Institutions — 0.1%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(2)(9)	400,000	378,000

Diversified Financial Services — 0.1%
Irish Life & Permanent Group Holdings PLC Government Guar. Notes 3.60% due 01/14/13*	1,000,000	1,001,730

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	954,787

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	352,000	388,043

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	648,588
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	636,000	713,061

		1,361,649

Insurance-Multi-line — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(2)(9)	1,000,000	815,000

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	976,181

Oil Companies-Exploration & Production — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Notes 5.83% due 09/30/16*	530,000	579,460

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	561,500
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	627,514
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,235,984
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	594,110

		3,019,108

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	1,184,857

SupraNational Banks — 0.1%
Asian Development Bank Notes 2.75% due 05/21/14	620,000	650,253

Telephone-Integrated — 0.1%
Q-Tel International Finance, Ltd. Company Guar. Notes 7.88% due 06/10/19*	230,000	268,571
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	361,704
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	263,000	265,029

		895,304

Total Foreign Corporate Bonds & Notes (cost $23,145,423)		24,381,020

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	875,265
Republic of Peru Notes 7.35% due 07/21/25	102,000	127,500
Russian Federation Senior Bonds 3.63% due 04/29/15*(3)(4)	1,400,000	1,393,000

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	$468,000	$495,448

Total Foreign Government Agencies (cost $2,748,840)		2,891,213

MUNICIPAL BONDS & NOTES — 0.6%
California Educational Facilities Authority Revenue Series T-1 5.00% due 03/15/39	415,000	489,277
Massachusetts Health & Educational Facilities, Boston College 5.50% due 06/01/30	465,000	549,235
Massachusetts Health & Educational Facilities, Mass. Institute Technology 5.50% due 07/01/32	1,370,000	1,693,169
Metropolitan Transportation Authority Build America Revenue, 7.34% due 11/15/39	695,000	835,084
New Jersey State Turnpike Authority Build America Revenue Series F 7.41% due 01/01/40	675,000	825,343

Total Municipal Bonds & Notes (cost $4,055,964)		4,392,108

U.S. GOVERNMENT AGENCIES — 14.5%
Federal Home Loan Mtg. Corp. — 4.9%
4.50% due 08/01/18	445,363	476,743
4.50% due 11/01/18	685,011	733,275
4.50% due 01/01/19	183,206	196,114
4.50% due 03/01/19	56,213	59,750
4.50% due 08/01/19	30,451	32,606
4.50% due 02/01/20	59,250	63,443
4.50% due 08/01/24	1,948,490	2,066,292
4.50% due 04/01/35	515,123	542,051
4.50% due 06/01/39	2,705,443	2,830,293
4.63% due 10/25/12	2,500,000	2,714,640
5.00% due 03/01/18	273,511	294,226
5.00% due 05/01/18	112,796	121,339
5.00% due 09/01/18	197,968	212,961
5.00% due 02/01/19	467,856	503,583
5.00% due 09/01/33	972,694	1,041,024
5.00% due 11/01/33	628,662	672,824
5.00% due 03/01/34	328,228	351,080
5.00% due 04/01/34	176,077	188,336
5.00% due 08/01/35	587,649	627,827
5.00% due 10/01/35	1,368,285	1,461,838
5.00% due 11/01/35	2,303,185	2,460,661
5.00% due 12/01/36	407,479	435,339
5.00% due 07/01/39	5,387,729	5,746,001
5.50% due 01/01/19	320,001	347,243
5.50% due 04/01/19	27,401	29,717
5.50% due 06/01/19	17,299	18,772
5.50% due 07/01/19	143,233	155,426
5.50% due 10/01/24	228,637	247,338
5.50% due 06/01/25	357,708	386,526
5.50% due 07/01/25	182,222	196,903
5.50% due 08/01/25	293,256	316,882
5.50% due 09/01/25	181,919	196,575
5.50% due 05/01/33	206,376	223,268
5.50% due 12/01/33	262,762	284,268
5.50% due 01/01/34	848,516	917,965
5.50% due 04/01/34	125,844	135,987
5.50% due 11/01/34	72,136	77,950
5.50% due 05/01/35	68,514	73,929
5.50% due 09/01/35	153,927	166,092
5.50% due 10/01/35	166,919	180,112
6.00% due 04/01/16	26,914	29,318
6.00% due 04/01/17	70,561	76,964
6.00% due 07/01/17	37,344	40,733
6.00% due 10/01/17	49,243	53,712
6.00% due 08/01/19	178,388	194,606
6.00% due 09/01/19	46,795	51,049
6.00% due 11/01/19	68,450	74,673
6.00% due 05/01/21	90,649	98,919
6.00% due 10/01/21	216,023	235,729
6.00% due 02/01/23	324,104	357,684
6.00% due 12/01/25	115,591	126,614
6.00% due 02/01/26	108,881	119,264
6.00% due 04/01/34	87,198	95,741
6.00% due 07/01/34	461,319	506,518
6.00% due 08/01/34	982,402	1,078,658
6.00% due 09/01/34	125,910	138,247
6.00% due 07/01/35	206,934	225,852
6.00% due 08/01/35	180,191	196,664
6.00% due 11/01/35	465,265	507,798
6.00% due 03/01/36	161,366	175,614
6.00% due 07/01/36	144,852	157,641
6.00% due 10/01/36	395,653	434,419
6.00% due 01/01/37	316,992	344,980
6.00% due 03/01/37	454,447	494,288
6.00% due 05/01/37	569,853	619,810
6.00% due 06/01/37	532,762	579,468
6.50% due 05/01/34	61,956	68,578
6.50% due 06/01/34	78,539	86,933
6.50% due 08/01/34	429,484	475,390
6.50% due 10/01/34	197,714	219,836
6.50% due 11/01/34	7,220	7,991
6.50% due 05/01/37	163,427	179,363
6.50% due 07/01/37	303,777	333,398

		36,173,651

Federal National Mtg. Assoc. — 7.6%
4.01% due 08/01/13	80,017	84,810
4.02% due 08/01/13	223,965	237,456
4.50% due 04/01/18	300,873	322,260
4.50% due 06/01/18	426,880	457,224
4.50% due 07/01/18	146,921	157,365
4.50% due 03/01/19	194,162	208,024
4.50% due 04/01/20	392,777	420,819
4.50% due 05/01/20	110,603	118,257
4.50% due 07/01/20	117,916	126,335
4.50% due 08/01/33	1,116,482	1,179,344
4.50% due 02/01/35	279,059	294,248
4.50% due 09/01/35	315,143	331,508

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

4.59% due 05/01/14	$381,202	$412,401
4.63% due 04/01/14	198,555	214,951
4.77% due 04/01/13	48,110	51,228
4.79% due 12/01/12	610,687	647,187
4.84% due 08/01/14	535,737	582,902
4.87% due 02/01/14	305,243	328,596
4.88% due 03/01/20	138,830	153,789
4.94% due 08/01/15	200,000	214,088
5.00% due 02/01/18	1,201,987	1,292,835
5.00% due 11/01/18	487,822	524,693
5.00% due 07/01/19	200,132	215,384
5.00% due 11/01/19	260,868	280,747
5.00% due 03/01/20	110,462	118,708
5.00% due 07/01/20	152,150	163,508
5.00% due 08/01/20	78,112	83,943
5.00% due 11/01/33	439,841	470,877
5.00% due 03/01/34	564,322	604,005
5.00% due 05/01/34	167,354	179,005
5.00% due 08/01/34	199,283	213,158
5.00% due 09/01/34	505,243	540,419
5.00% due 12/01/34	130,503	139,589
5.00% due 01/01/35	395,904	423,468
5.00% due 06/01/35	1,039,379	1,110,605
5.00% due 07/01/35	1,472,933	1,573,872
5.00% due 08/01/35	337,729	360,873
5.00% due 09/01/35	293,645	313,769
5.00% due 08/01/36	389,117	415,783
5.00% due 10/01/39	310,983	331,759
5.00% due 11/01/39	203,690	217,298
5.27% due 12/01/16	330,000	368,247
5.37% due 05/01/18	510,000	571,671
5.37% due 02/01/13	282,478	304,367
5.50% due 11/01/17	269,327	291,534
5.50% due 01/01/18	384,928	417,336
5.50% due 02/01/18	243,756	264,038
5.50% due 07/01/19	299,951	326,615
5.50% due 08/01/19	77,844	84,616
5.50% due 09/01/19	339,321	369,968
5.50% due 01/01/21	235,074	257,442
5.50% due 03/01/21	78,083	85,504
5.50% due 05/01/22	125,880	137,389
5.50% due 02/01/33	485,142	525,229
5.50% due 06/01/33	648,009	701,554
5.50% due 07/01/33	2,590,924	2,805,010
5.50% due 11/01/33	749,264	811,175
5.50% due 12/01/33	146,883	159,020
5.50% due 01/01/34	457,315	495,104
5.50% due 02/01/34	968,401	1,048,142
5.50% due 03/01/34	93,745	101,913
5.50% due 04/01/34	228,012	246,567
5.50% due 05/01/34	883,883	958,145
5.50% due 06/01/34	64,010	69,219
5.50% due 07/01/34	1,221,450	1,320,852
5.50% due 09/01/34	1,954,666	2,113,733
5.50% due 10/01/34	2,410,188	2,606,329
5.50% due 11/01/34	2,638,027	2,852,707
5.50% due 12/01/34	1,082,610	1,170,712
5.50% due 01/01/35	1,355,052	1,467,031
5.50% due 04/01/35	202,739	219,047
5.50% due 09/01/35	719,777	777,677
5.50% due 06/01/36	345,608	375,321
5.50% due 03/01/37	286,807	311,426
5.72% due 07/01/16	187,257	206,971
6.00% due 01/01/17	269,928	293,623
6.00% due 08/01/17	167,273	182,166
6.00% due 03/01/18	48,738	53,077
6.00% due 11/01/18	402,967	438,342
6.00% due 01/01/21	106,644	115,997
6.00% due 05/01/21	55,578	60,595
6.00% due 07/01/21	233,077	253,487
6.00% due 11/01/25	106,713	116,785
6.00% due 04/01/34	741,224	814,196
6.00% due 05/01/34	353,883	388,722
6.00% due 06/01/34	1,307,846	1,436,602
6.00% due 07/01/34	794,354	872,558
6.00% due 08/01/34	742,584	815,691
6.00% due 10/01/34	950,179	1,044,005
6.00% due 11/01/34	87,039	95,608
6.00% due 12/01/34	42,363	46,534
6.00% due 08/01/35	166,078	181,286
6.00% due 09/01/35	444,871	492,769
6.00% due 10/01/35	293,055	319,892
6.00% due 11/01/35	131,348	143,376
6.00% due 12/01/35	879,386	959,915
6.00% due 02/01/36	574,393	626,992
6.00% due 03/01/36	119,463	130,104
6.00% due 04/01/36	288,670	314,383
6.00% due 06/01/36	222,914	243,130
6.00% due 12/01/36	252,438	274,923
6.00% due 03/01/37	215,004	233,886
6.00% due 07/01/37	267,820	291,340
6.33% due 03/01/11	114,472	116,439
6.50% due 06/01/31	171,653	191,797
6.50% due 07/01/31	67,785	75,739
6.50% due 09/01/31	207,077	231,378
6.50% due 02/01/32	93,352	104,307
6.50% due 07/01/32	455,221	509,302
6.50% due 08/01/32	338,650	378,392
6.50% due 01/01/33	223,050	249,226
6.50% due 04/01/34	47,693	52,932
6.50% due 06/01/34	56,045	62,201
6.50% due 08/01/34	251,814	279,477
6.50% due 05/01/36	241,351	265,300
6.50% due 01/01/37	147,498	162,135
6.50% due 02/01/37	763,645	838,256
6.50% due 05/01/37	366,013	401,760
6.50% due 07/01/37	289,772	318,073
7.50% due 02/01/30	27,085	30,914
7.50% due 03/01/31	84,004	96,111
7.50% due 01/01/32	47,754	54,637

		56,597,061

Government National Mtg. Assoc. — 1.6%
4.50% due 07/20/33	53,256	57,046
4.50% due 09/20/33	348,519	373,322
4.50% due 12/20/34	192,020	205,377
4.50% due 03/15/40	492,399	520,224

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.00% due 07/20/33	$77,305	$84,182
5.00% due 06/15/34	316,339	342,827
5.00% due 10/15/34	160,524	173,965
5.00% due 05/15/39	1,975,117	2,129,391
5.00% due 09/15/39	2,429,639	2,619,416
5.50% due 11/15/32	283,601	310,606
5.50% due 05/15/33	1,651,087	1,807,789
5.50% due 08/15/33	125,869	137,815
5.50% due 12/15/33	403,720	442,058
5.50% due 09/15/34	160,752	175,732
5.50% due 10/15/35	22,388	24,457
6.00% due 09/15/32	395,454	439,350
6.00% due 04/15/33	333,972	370,209
6.00% due 02/15/34	215,213	237,757
6.00% due 07/15/34	162,104	179,085
6.00% due 09/15/34	180,736	199,668
6.00% due 01/20/35	84,643	93,283
6.00% due 02/20/35	122,189	134,662
6.00% due 04/20/35	64,447	71,026
6.00% due 01/15/38	580,024	635,719

		11,764,966

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	350,289

Small Business Administration — 0.4%
Series 2003-20G, Class 1 4.35% due 07/01/23	94,430	100,144
Series 2004-20D, Class 1 4.77% due 04/01/24	282,121	301,837
Series 2005-20C, Class 1 4.95% due 03/01/25	677,903	731,087
Series 2004-20I, Class 1 4.99% due 09/01/24	419,222	449,934
Series 2004-20E, Class 1 5.18% due 05/01/24	453,765	488,695
Series 2004-20F, Class 1 5.52% due 06/01/24	695,057	752,168

		2,823,865

Total U.S. Government Agencies (cost $100,381,544)		107,709,832

U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 2.1%
4.50% due 08/15/39	2,222,600	2,421,245
5.00% due 05/15/37	4,072,000	4,815,775
5.25% due 02/15/29	739,000	891,072
5.38% due 02/15/31	1,647,000	2,023,751
6.00% due 02/15/26	1,143,000	1,481,078
6.25% due 08/15/23	611,000	796,400
6.75% due 08/15/26	377,000	525,974
8.00% due 11/15/21	318,000	464,827
8.50% due 02/15/20	1,341,000	1,977,451

		15,397,573

United States Treasury Notes — 7.6%
0.88% due 02/28/11	5,516,000	5,536,470
1.38% due 10/15/12	3,773,000	3,835,488
1.38% due 01/15/13	4,397,000	4,470,856
1.50% due 10/31/10	5,543,000	5,560,538
1.50% due 12/31/13	2,374,000	2,415,730
1.88% due 04/30/14	12,963,000	13,327,584
2.00% due 11/30/13	1,361,000	1,407,678
2.63% due 02/29/16	505,000	525,674
2.75% due 10/31/13	6,188,000	6,553,476
3.50% due 05/31/13	1,900,000	2,047,695
3.75% due 11/15/18	6,725,000	7,323,417
3.88% due 02/15/13	462,000	500,115
4.13% due 05/15/15	1,220,000	1,366,781
4.75% due 05/15/14	829,000	941,693

		55,813,195

Total U.S. Government Treasuries (cost $68,280,630)		71,210,768

Total Long-Term Investment Securities (cost $680,054,897)		729,634,620

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
HSBC Americas, Inc. 0.19% due 08/02/10 (cost $8,365,956)	8,366,000	8,365,956

TOTAL INVESTMENTS (cost $688,420,853)(10)	99.9%	738,000,576
Other assets less liabilities	0.1	738,210

NET ASSETS	100.0%	$738,738,786

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $27,250,878 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2010.
(3)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $6,663,201 representing 0.9% of net assets.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2010, the MFS Total Return Portfolio held the following restricted securities:

	Acquisition	Principal	Acquisition		Value Per	% of Net
Name	Date	Amount	Cost	Value	Share	Assets

Anthracite CDO I, Ltd. 0.78% due 05/24/17	03/19/10	$841,096	$778,013	$790,630	$94.00	0.11%
Bayview Financial Revolving Mtg. Loan Trust 1.93% due 12/28/40	03/01/06	652,807	653,573	274,963	42.12	0.04
Capital Trust Re CDO, Ltd. 5.16% due 06/25/35	04/07/06	1,000,000	962,695	965,000	96.50	0.13
Crown Castle Towers LLC 4.88% due 08/15/40	07/29/10	240,000	240,000	241,625	100.68	0.03
Russian Federation 3.63% due 04/29/15	04/22/10	1,400,000	1,392,650	1,393,000	99.50	0.19
Spirit Master Funding LLC 5.05% due 07/20/23	10/04/05	681,467	673,432	600,788	88.16	0.08
System Energy Resources, Inc. 5.13% due 01/15/14	04/16/04	190,514	190,514	194,319	102.00	0.03

				$4,460,325		0.61%

(5)	Commercial Mortgage Backed Security
(6)	Variable Rate Security — the rate reflected is as of July 31, 2010, maturity date reflects the stated maturity date.
(7)	Interest Only
(8)	Collateralized Mortgage Obligation
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$446,890,272	$—	$—	$446,890,272
Convertible Preferred Stock	1,461,947	—	—	1,461,947
Asset Backed Securities	—	16,445,846	3,685,001	20,130,847
U.S. Corporate Bonds & Notes	—	50,566,613	—	50,566,613
Foreign Corporate Bonds & Notes	—	24,381,020	—	24,381,020
Foreign Government Agencies	—	2,891,213	—	2,891,213
Municipal Bonds & Notes	—	4,392,108	—	4,392,108
U.S. Government Agencies	—	107,709,832	—	107,709,832
U.S. Government Treasuries	—	71,210,768	—	71,210,768
Short-Term Investment Securities:
Commercial Paper	—	8,365,956	—	8,365,956

Total	$448,352,219	$285,963,356	$3,685,001	$738,000,576

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2010	$1,733,738
Accrued discounts/premiums	—
Realized gain (loss)	3,672
Change in unrealized appreciation (depreciation)(1)	148,302
Net purchases (sales)	1,799,289
Transfers in and/or (out) of Level 3(2)	—

Balance as of 7/31/2010	$3,685,001

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

Asset Backed
Securities

$148,302

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Electric-Integrated	33.2%
Cellular Telecom	10.3
Pipelines	7.6
Telecom Services	7.3
Oil Companies-Exploration & Production	7.0
Telephone-Integrated	5.8
Gas-Distribution	5.8
Cable/Satellite TV	5.2
Electric-Generation	4.6
Electric-Transmission	3.5
Independent Power Producers	2.8
Commercial Paper	2.1
Wireless Equipment	1.7
Water	1.2
Electric-Distribution	1.1
Coal	0.9
Energy-Alternate Sources	0.1

100.2%

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.4%
Cable/Satellite TV — 5.2%
Cablevision Systems Corp., Class A	8,800	$241,208
Comcast Corp., Special Class A	47,400	875,004
Time Warner Cable, Inc.	12,742	728,460

		1,844,672

Cellular Telecom — 10.3%
America Movil SAB de CV, Series L ADR	3,590	178,100
Cellcom Israel, Ltd.	32,260	890,376
Mobile Telesystems OJSC ADR	11,425	253,635
MTN Group, Ltd.	15,290	245,114
NII Holdings, Inc.†	12,900	483,234
Partner Communications ADR	24,700	408,785
Vivo Participacoes SA ADR	21,125	564,882
Vodafone Group PLC	256,828	599,465

		3,623,591

Coal — 0.9%
Consol Energy, Inc.	8,440	316,331

Electric-Distribution — 1.1%
Eletropaulo Metropolitana SA	18,220	383,296

Electric-Generation — 3.8%
China Hydroelectric Corp. ADR†	10,260	62,483
The AES Corp.†	71,090	732,938
Tractebel Energia SA	42,700	554,751

		1,350,172

Electric-Integrated — 31.2%
Allegheny Energy, Inc.	4,100	93,480
Alliant Energy Corp.	5,900	203,904
American Electric Power Co., Inc.	27,050	973,259
Cia Paranaense de Energia-Copel ADR	4,700	103,024
CMS Energy Corp.	79,190	1,260,705
Constellation Energy Group, Inc.	12,970	409,852
CPFL Energia SA	6,900	159,279
CPFL Energia SA ADR	800	55,896
DPL, Inc.	20,620	521,892
E.ON AG	15,327	457,291
EDP — Energias do Brasil SA	6,990	142,677
EDP — Energias de Portugal SA	185,300	609,238
Entergy Corp.	11,700	906,867
FirstEnergy Corp.	8,900	335,530
Fortum Oyj	18,500	430,333
NextEra Energy, Inc.	5,600	292,880
Northeast Utilities	16,290	453,514
NV Energy, Inc.	7,200	91,440
OGE Energy Corp.	11,800	467,752
PG&E Corp.	18,000	799,200
PPL Corp.	26,000	709,540
Public Service Enterprise Group, Inc.	27,420	902,118
RWE AG	1,400	98,865
Scottish & Southern Energy PLC	2,200	38,250
Wisconsin Energy Corp.	8,500	461,380

		10,978,166

Electric-Transmission — 3.5%
National Grid PLC	77,920	622,956
Red Electrica Corp. SA	14,097	617,249

		1,240,205

Energy-Alternate Sources — 0.1%
EDP Renovaveis SA†	5,554	33,170
Verbund AG	200	7,097

		40,267

Gas-Distribution — 5.8%
CenterPoint Energy, Inc.	26,700	379,941
Enagas	13,532	249,701
NiSource, Inc.	15,700	259,050
Questar Corp.	26,220	431,319
Sempra Energy	11,710	582,572
Southern Union Co.	5,600	126,392

		2,028,975

Independent Power Producers — 2.8%
Calpine Corp.†	28,590	385,965
NRG Energy, Inc.†	26,779	607,348

		993,313

Oil Companies-Exploration & Production — 6.5%
Apache Corp.	1,600	152,928
EQT Corp.	28,910	1,060,419
QEP Resources, Inc.†	28,820	991,984
Southwestern Energy Co.†	2,000	72,900

		2,278,231

Pipelines — 6.6%
El Paso Corp.	75,660	932,131
Spectra Energy Corp.	9,650	200,624
The Williams Cos., Inc.	60,730	1,178,769

		2,311,524

Telecom Services — 5.8%
Telenet Group Holding NV†	11,628	332,533
Virgin Media, Inc.	70,800	1,524,324
XL Axiata Tbk PT†	342,000	181,539

		2,038,396

Telephone-Integrated — 5.8%
CenturyLink, Inc.	16,300	580,606
France Telecom SA	3,400	71,201
Portugal Telecom SGPS SA	26,800	294,972
Qwest Communications International, Inc.	67,900	384,314
Telefonica SA	16,646	377,879
Windstream Corp.	28,200	321,480

		2,030,452

Water — 1.2%
American Water Works Co., Inc.	10,760	230,049
Companhia de Saneamento de Minas Gerais.	14,000	201,387

		431,436

Wireless Equipment — 1.7%
American Tower Corp., Class A†	8,700	402,288
Crown Castle International Corp.†	4,900	193,599

		595,887

Total Common Stock (cost $29,784,330)		32,484,914

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

CONVERTIBLE PREFERRED STOCK — 3.4%
Electric-Integrated — 1.4%
Great Plains Energy, Inc. 12.00%	2,860	$172,673
NextEra Energy, Inc. 8.38%	6,272	322,381
PPL Corp. 9.50%	2,790	155,654

		650,708

Oil Companies-Exploration & Production — 0.5%
Apache Corp. 6.00%	3,350	182,005

Pipelines — 1.0%
El Paso Corp.	340	362,100

Total Convertible Preferred Stock (cost $1,261,098)		1,194,813

PREFERRED STOCK — 1.4%
Electric-Generation — 0.7%
AES Tiete SA	19,900	250,051

Electric-Integrated — 0.7%
Companhia Paranaense de Energia-Copel	3,000	64,987

Telecom Services — 0.6%
Tim Participacoes SA ADR	6,800	194,004

Total Preferred Stock (cost $410,166)		509,042

	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.9%
Telecom Services — 0.9%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16 (cost $212,875)	$238,000	$330,523

Total Long-Term Investment Securities (cost $31,668,470)		34,519,292

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
Bank of America Corp. 0.18% due 08/02/10 (cost $743,996)	744,000	743,996

TOTAL INVESTMENTS (cost $32,412,465)(1)	100.2%	35,263,288
Liabilities in excess of other assets	(0.2)	(75,494)

NET ASSETS	100.0%	$35,187,794

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Barclays Bank PLC	EUR	1,206	USD	1,514	9/14/2010	$—	$(57)
	EUR	89,788	USD	113,525	10/12/2010	—	(3,468)
	GBP	580,128	USD	880,315	10/12/2010	—	(29,703)
	USD	7,006	EUR	5,395	10/12/2010	23	—

						23	(33,228)

Citibank N.A.	EUR	924	USD	1,112	9/14/2010	—	(93)

Credit Suisse London Branch	EUR	110,832	USD	133,549	9/15/2010	—	(10,877)
	USD	49,006	EUR	38,380	10/12/2010	1,004	—

						1,004	(10,877)

Deutsche Bank AG London	EUR	83,175	USD	100,223	9/15/2010	—	(8,163)
	GBP	580,128	USD	925,750	10/12/2010	15,733	—
	USD	9,146	EUR	7,107	10/12/2010	115	—

						15,848	(8,163)

HSBC Bank USA	EUR	33,196	USD	40,964	9/14/2010	—	(2,294)
	EUR	181,758	USD	218,463	9/15/2010	—	(18,387)
	EUR	19,431	USD	24,505	10/12/2010	—	(813)
	USD	10,567	GBP	6,857	10/12/2010	189	—

						189	(21,494)

JPMorgan Chase Bank	USD	72,669	EUR	57,616	10/12/2010	2,404	—

Merrill Lynch International Bank	EUR	216,347	USD	260,686	9/15/2010	—	(21,237)

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

UBS AG	EUR	1,193,670	USD	1,438,158	9/15/2010	$—	$(117,314)
	EUR	126,420	USD	159,337	10/12/2010	—	(5,389)
	USD	49,360	EUR	40,286	9/14/2010	3,136	—

						3,136	(122,703)

Net Unrealized Appreciation (Depreciation)						$22,604	$(217,795)

EUR — Euro Dollar
GBP — British Pound
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$1,844,672	$—	$—	$1,844,672
Cellular Telecom	3,623,591	—	—	3,623,591
Electric-Integrated	10,978,166	—	—	10,978,166
Gas-Distribution	2,028,975	—	—	2,028,975
Oil Companies-Exploration & Production	2,278,231	—	—	2,278,231
Pipelines	2,311,524	—	—	2,311,524
Telecom Services	2,038,396	—	—	2,038,396
Telephone-Integrated	2,030,452	—	—	2,030,452
Other Industries*	5,350,907	—	—	5,350,907
Convertible Preferred Stocks	660,040	534,773	—	1,194,813
Preferred Stocks	509,042	—	—	509,042
Convertible Bonds & Notes	—	330,523	—	330,523
Short-Term Investment Securities:
Commercial Paper	—	743,996	—	743,996
Other Financial Instruments:@
Forward Foreign Currency Contracts Appreciation	—	22,604	—	22,604
Forward Foreign Currency Contracts Depreciation	—	(217,795)	—	(217,795)

Total	$33,653,996	$1,414,101	$—	$35,068,097

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	5.7%
Computers	5.1
Diversified Banking Institutions	4.8
Medical-Drugs	4.0
Repurchase Agreement	3.7
Diversified Manufacturing Operations	3.3
Electric-Integrated	3.1
Banks-Super Regional	2.7
Telephone-Integrated	2.6
Beverages-Non-alcoholic	2.4
Medical Products	2.4
Oil Companies-Exploration & Production	2.4
Cosmetics & Toiletries	2.2
Applications Software	2.2
Electronic Components-Semiconductors	2.0
Retail-Discount	1.7
Multimedia	1.6
Tobacco	1.6
Networking Products	1.5
Medical-Biomedical/Gene	1.4
Aerospace/Defense	1.3
Web Portals/ISP	1.3
Food-Misc.	1.3
Oil-Field Services	1.2
Insurance-Reinsurance	1.2
Real Estate Investment Trusts	1.2
Retail-Restaurants	1.1
Commercial Services-Finance	1.1
Enterprise Software/Service	1.1
U.S. Government Treasuries	1.0
Transport-Services	1.0
Cable/Satellite TV	1.0
Wireless Equipment	1.0
Insurance-Multi-line	1.0
Medical-HMO	0.9
Retail-Building Products	0.8
Transport-Rail	0.8
Aerospace/Defense-Equipment	0.8
Insurance-Life/Health	0.8
Chemicals-Diversified	0.7
Computers-Memory Devices	0.7
Retail-Drug Store	0.7
Medical Instruments	0.6
Banks-Fiduciary	0.6
Finance-Credit Card	0.6
Insurance-Property/Casualty	0.5
Investment Management/Advisor Services	0.5
Industrial Gases	0.5
Banks-Commercial	0.5
Machinery-Construction & Mining	0.4
Pharmacy Services	0.4
Finance-Other Services	0.4
Auto-Cars/Light Trucks	0.4
Consumer Products-Misc.	0.4
Oil Field Machinery & Equipment	0.4
E-Commerce/Products	0.4
E-Commerce/Services	0.4
Agricultural Chemicals	0.4
Electric Products-Misc.	0.4
Medical-Wholesale Drug Distribution	0.3
Pipelines	0.3
Instruments-Scientific	0.3
Athletic Footwear	0.3
Retail-Major Department Stores	0.3
Computer Services	0.3
Metal-Copper	0.3
Chemicals-Specialty	0.3
Telecom Equipment-Fiber Optics	0.3
Food-Retail	0.3
Apparel Manufacturers	0.3
Gold Mining	0.3
Internet Security	0.2
Distribution/Wholesale	0.2
Non-Hazardous Waste Disposal	0.2
Retail-Apparel/Shoe	0.2
Machinery-Farming	0.2
Insurance Brokers	0.2
Steel-Producers	0.2
Hotels/Motels	0.2
Semiconductor Equipment	0.2
Coal	0.2
Metal Processors & Fabrication	0.2
Office Automation & Equipment	0.2
Agricultural Operations	0.2
Food-Wholesale/Distribution	0.2
Gas-Distribution	0.2
Retail-Regional Department Stores	0.2
Oil Refining & Marketing	0.2
Paper & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Toys	0.2
Food-Confectionery	0.2
Auto/Truck Parts & Equipment-Original	0.2
Advertising Agencies	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Office Supplies	0.2
Engines-Internal Combustion	0.1
Cruise Lines	0.1
Medical Labs & Testing Services	0.1
Retail-Auto Parts	0.1
Electronic Forms	0.1
Cellular Telecom	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Generic Drugs	0.1
Engineering/R&D Services	0.1
Containers-Metal/Glass	0.1
Retail-Consumer Electronics	0.1
Forestry	0.1
Telecommunication Equipment	0.1
Metal-Aluminum	0.1
Containers-Paper/Plastic	0.1
Oil & Gas Drilling	0.1
Data Processing/Management	0.1
Disposable Medical Products	0.1
Television	0.1
Electronic Measurement Instruments	0.1
Electronic Connectors	0.1
Beverages-Wine/Spirits	0.1
Coatings/Paint	0.1
Retail-Bedding	0.1
Airlines	0.1
Brewery	0.1
Computer Aided Design	0.1
Commercial Services	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited) — (continued)

Internet Infrastructure Software	0.1%
Motorcycle/Motor Scooter	0.1
Industrial Automated/Robotic	0.1
Metal-Iron	0.1
Human Resources	0.1
Computers-Integrated Systems	0.1
Savings & Loans/Thrifts	0.1
Machinery-Pumps	0.1
Finance-Consumer Loans	0.1
Building-Residential/Commercial	0.1
Retail-Jewelry	0.1
Filtration/Separation Products	0.1
Steel-Specialty	0.1
Tools-Hand Held	0.1
Food-Meat Products	0.1
Casino Hotels	0.1
Schools	0.1
Electric-Generation	0.1
Broadcast Services/Program	0.1
Home Decoration Products	0.1
Vitamins & Nutrition Products	0.1
Dental Supplies & Equipment	0.1
Dialysis Centers	0.1
Diversified Operations	0.1
Printing-Commercial	0.1
Office Supplies & Forms	0.1

100.2%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	466	$17,363
The Interpublic Group of Cos., Inc.†	1,065	9,734

		27,097

Aerospace/Defense — 1.3%
General Dynamics Corp.	682	41,772
Lockheed Martin Corp.	370	27,806
Northrop Grumman Corp.	410	24,042
Raytheon Co.	513	23,737
Rockwell Collins, Inc.	362	20,692
The Boeing Co.	1,237	84,289

		222,338

Aerospace/Defense-Equipment — 0.8%
Goodrich Corp.	295	21,497
United Technologies Corp.	1,506	107,076

		128,573

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	68	5,521
Monsanto Co.	960	55,526

		61,047

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,177	32,203

Airlines — 0.1%
Southwest Airlines Co.	1,266	15,255

Apparel Manufacturers — 0.3%
Coach, Inc.	487	18,004
Polo Ralph Lauren Corp.	132	10,429
VF Corp.	202	16,025

		44,458

Appliances — 0.0%
Whirlpool Corp.	71	5,914

Applications Software — 2.2%
Citrix Systems, Inc.†	113	6,218
Intuit, Inc.†	491	19,517
Microsoft Corp.	12,157	313,772
Red Hat, Inc.†	160	5,144
Salesforce.com, Inc.†	235	23,253

		367,904

Athletic Footwear — 0.3%
NIKE, Inc., Class B	688	50,664

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	5,359	68,434

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	586	26,851

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	948	27,312

Banks-Commercial — 0.5%
BB&T Corp.	1,283	31,857
First Horizon National Corp.†	538	6,171
M&T Bank Corp.	174	15,197
Marshall & Ilsley Corp.	609	4,281
Regions Financial Corp.	2,178	15,965
Zions Bancorporation	272	6,036

		79,507

Banks-Fiduciary — 0.6%
Northern Trust Corp.	450	21,145
State Street Corp.	655	25,493
The Bank of New York Mellon Corp.	2,096	52,547

		99,185

Banks-Super Regional — 2.7%
Capital One Financial Corp.	806	34,118
Comerica, Inc.	340	13,042
Fifth Third Bancorp	1,240	15,760
Huntington Bancshares, Inc.	860	5,212
KeyCorp.	1,469	12,428
PNC Financial Services Group, Inc.	860	51,076
SunTrust Banks, Inc.	794	20,604
US Bancorp	2,835	67,757
Wells Fargo & Co.	8,566	237,535

		457,532

Beverages-Non-alcoholic — 2.4%
Coca-Cola Enterprises, Inc.	649	18,626
Dr Pepper Snapple Group, Inc.	406	15,245
PepsiCo, Inc.	2,645	171,687
The Coca-Cola Co.	3,732	205,671

		411,229

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	117	7,396
Constellation Brands, Inc., Class A†	521	8,888

		16,284

Brewery — 0.1%
Molson Coors Brewing Co., Class B	335	15,078

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	272	10,502

Building Products-Wood — 0.0%
Masco Corp.	655	6,733

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	647	7,130
Lennar Corp., Class A	303	4,475
Pulte Group, Inc.†	45	395

		12,000

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	4,592	89,406
DIRECTV, Class A†	1,340	49,794
Time Warner Cable, Inc.	569	32,530

		171,730

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	120	10,522

Casino Services — 0.0%
International Game Technology	293	4,465

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	5,193	23,732

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	1,514	$61,574
PPG Industries, Inc.	116	8,059
The Dow Chemical Co.	1,985	54,250

		123,883

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	172	10,774
Ecolab, Inc.	397	19,417
Sigma-Aldrich Corp.	300	16,830

		47,021

Coal — 0.2%
Consol Energy, Inc.	241	9,033
Massey Energy Co.	192	5,871
Peabody Energy Corp.	447	20,182

		35,086

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	232	16,043

Commercial Services — 0.1%
Iron Mountain, Inc.	272	6,438
Quanta Services, Inc.†	384	8,249

		14,687

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	972	40,114
Equifax, Inc.	292	9,151
H&R Block, Inc.	704	11,039
Mastercard, Inc., Class A	156	32,766
Moody’s Corp.	423	9,962
Paychex, Inc.	403	10,474
The Western Union Co.	1,209	19,622
Total System Services, Inc.	475	7,082
Visa, Inc., Class A	682	50,025

		190,235

Computer Aided Design — 0.1%
Autodesk, Inc.†	506	14,947

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A†	588	32,081
Computer Sciences Corp.	342	15,503

		47,584

Computers — 5.1%
Apple, Inc.†	1,469	377,900
Dell, Inc.†	2,510	33,232
Hewlett-Packard Co.	3,812	175,505
International Business Machines Corp.	2,104	270,154

		856,791

Computers-Integrated Systems — 0.1%
Teradata Corp.†	422	13,420

Computers-Memory Devices — 0.7%
EMC Corp.†	3,039	60,142
NetApp, Inc.†	702	29,694
SanDisk Corp.†	300	13,110
Western Digital Corp.†	440	11,612

		114,558

Consumer Products-Misc. — 0.4%
Clorox Co.	312	20,243
Fortune Brands, Inc.	139	6,099
Kimberly-Clark Corp.	605	38,793

		65,135

Containers-Metal/Glass — 0.1%
Ball Corp.	221	12,871
Owens-Illinois, Inc.†	294	8,129

		21,000

Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	341	10,373
Sealed Air Corp.	391	8,458

		18,831

Cosmetics & Toiletries — 2.2%
Avon Products, Inc.	675	21,013
Colgate-Palmolive Co.	799	63,105
The Estee Lauder Cos., Inc., Class A	247	15,376
The Procter & Gamble Co.	4,564	279,134

		378,628

Cruise Lines — 0.1%
Carnival Corp.	746	25,871

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	406	11,640
Fiserv, Inc.†	136	6,814

		18,454

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	320	9,606

Dialysis Centers — 0.1%
DaVita, Inc.†	153	8,770

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	225	17,669

Distribution/Wholesale — 0.2%
Fastenal Co.	277	13,595
Genuine Parts Co.	267	11,436
WW Grainger, Inc.	140	15,681

		40,712

Diversified Banking Institutions — 4.8%
Bank of America Corp.	15,881	222,969
Citigroup, Inc.†	35,671	146,251
JPMorgan Chase & Co.	6,208	250,058
Morgan Stanley	2,388	64,452
The Goldman Sachs Group, Inc.	875	131,968

		815,698

Diversified Manufacturing Operations — 3.3%
3M Co.	1,202	102,819
Danaher Corp.	852	32,725
Dover Corp.	136	6,524
Eaton Corp.	145	11,377
General Electric Co.	16,828	271,268
Honeywell International, Inc.	1,312	56,232
Illinois Tool Works, Inc.	461	20,054
ITT Corp.	411	19,366
Leggett & Platt, Inc.	345	7,190

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Parker Hannifin Corp.	167	$10,374
Textron, Inc.	586	12,165

		550,094

Diversified Operations — 0.1%
Leucadia National Corp.†	393	8,681

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	531	62,600

E-Commerce/Services — 0.4%
eBay, Inc.†	1,873	39,164
Expedia, Inc.	471	10,682
priceline.com, Inc.†	54	12,118

		61,964

Electric Products-Misc. — 0.4%
Emerson Electric Co.	1,112	55,089
Molex, Inc.	286	5,637

		60,726

Electric-Generation — 0.1%
The AES Corp.†	1,020	10,516

Electric-Integrated — 3.1%
Allegheny Energy, Inc.	362	8,254
Ameren Corp.	310	7,865
American Electric Power Co., Inc.	907	32,634
Consolidated Edison, Inc.	616	28,410
Constellation Energy Group, Inc.	419	13,240
Dominion Resources, Inc.	1,039	43,628
DTE Energy Co.	384	17,725
Duke Energy Corp.	2,195	37,534
Edison International	698	23,139
Entergy Corp.	433	33,562
Exelon Corp.	895	37,438
FirstEnergy Corp.	324	12,215
Integrys Energy Group, Inc.	181	8,570
NextEra Energy, Inc.	815	42,624
Pepco Holdings, Inc.	492	8,320
PG&E Corp.	416	18,470
PPL Corp.	842	22,978
Progress Energy, Inc.	589	24,803
Public Service Enterprise Group, Inc.	625	20,562
The Southern Co.	1,544	54,550
Wisconsin Energy Corp.	59	3,203
Xcel Energy, Inc.	972	21,374

		521,098

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	521	7,560

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	640	4,794
Altera Corp.	706	19,570
Broadcom Corp., Class A	728	26,230
Intel Corp.	8,416	173,370
LSI Corp.†	1,500	6,045
MEMC Electronic Materials, Inc.†	514	4,914
Microchip Technology, Inc.	418	12,728
Micron Technology, Inc.†	1,717	12,500
NVIDIA Corp.†	680	6,249
Texas Instruments, Inc.	2,312	57,083
Xilinx, Inc.	656	18,315

		341,798

Electronic Connectors — 0.1%
Amphenol Corp., Class A	379	16,979

Electronic Forms — 0.1%
Adobe Systems, Inc.†	843	24,211

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	498	13,909
FLIR Systems, Inc.†	118	3,512

		17,421

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	82	5,989

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	51	6,398

Engineering/R&D Services — 0.1%
Fluor Corp.	232	11,203
Jacobs Engineering Group, Inc.†	268	9,801

		21,004

Engines-Internal Combustion — 0.1%
Cummins, Inc.	327	26,033

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	432	15,371
CA, Inc.	881	17,232
Oracle Corp.	6,573	155,386

		187,989

Entertainment Software — 0.0%
Electronic Arts, Inc.†	152	2,421

Filtration/Separation Products — 0.1%
Pall Corp.	297	11,357

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,053	12,636

Finance-Credit Card — 0.6%
American Express Co.	1,772	79,102
Discover Financial Services	1,128	17,225

		96,327

Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp.†	273	3,994
The Charles Schwab Corp.	1,617	23,915

		27,909

Finance-Other Services — 0.4%
CME Group, Inc.	118	32,898
IntercontinentalExchange, Inc.†	162	17,111
NYSE Euronext	571	16,542
The NASDAQ OMX Group, Inc.†	291	5,666

		72,217

Food-Confectionery — 0.2%
The Hershey Co.	380	17,860
The J.M. Smucker Co.	155	9,522

		27,382

Food-Dairy Products — 0.0%
Dean Foods Co.†	270	3,094

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	617	$10,804

Food-Misc. — 1.3%
Campbell Soup Co.	505	18,129
ConAgra Foods, Inc.	291	6,833
General Mills, Inc.	890	30,438
H.J. Heinz Co.	617	27,444
Kellogg Co.	573	28,679
Kraft Foods, Inc., Class A	2,781	81,233
Sara Lee Corp.	1,299	19,212

		211,968

Food-Retail — 0.3%
Safeway, Inc.	603	12,386
SUPERVALU, Inc.	499	5,629
The Kroger Co.	1,047	22,175
Whole Foods Market, Inc.†	137	5,202

		45,392

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	1,038	32,147

Forestry — 0.1%
Plum Creek Timber Co., Inc.	402	14,424
Weyerhaeuser Co.	371	6,017

		20,441

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	839	11,939
Sempra Energy	399	19,850

		31,789

Gold Mining — 0.3%
Newmont Mining Corp.	794	44,385

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	49	3,087

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	676	10,478

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	293	9,936
Starwood Hotels & Resorts Worldwide, Inc.	370	17,926
Wyndham Worldwide Corp.	354	9,038

		36,900

Human Resources — 0.1%
Monster Worldwide, Inc.†	316	4,335
Robert Half International, Inc.	387	9,745

		14,080

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	262	14,187

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	391	28,379
Praxair, Inc.	592	51,397

		79,776

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	310	6,032
Thermo Fisher Scientific, Inc.†	717	32,165
Waters Corp.†	225	14,436

		52,633

Insurance Brokers — 0.2%
AON Corp.	306	11,527
Marsh & McLennan Cos., Inc.	1,100	25,872

		37,399

Insurance-Life/Health — 0.8%
Aflac, Inc.	760	37,385
Lincoln National Corp.	585	15,233
Principal Financial Group, Inc.	591	15,136
Prudential Financial, Inc.	814	46,634
Unum Group	582	13,281

		127,669

Insurance-Multi-line — 1.0%
ACE, Ltd.	223	11,837
American International Group, Inc.†(1)	236	9,079
Assurant, Inc.	255	9,509
Cincinnati Financial Corp.	1	28
Genworth Financial, Inc., Class A†	898	12,195
Hartford Financial Services Group, Inc.	646	15,123
Loews Corp.	416	15,454
MetLife, Inc.	1,286	54,089
The Allstate Corp.	942	26,602
XL Group PLC	785	13,918

		167,834

Insurance-Property/Casualty — 0.5%
Chubb Corp.	588	30,947
The Progressive Corp.	1,044	20,504
The Travelers Cos., Inc.	722	36,425

		87,876

Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	2,670	208,580

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	380	14,577

Internet Security — 0.2%
McAfee, Inc.†	328	10,857
Symantec Corp.†	1,460	18,936
VeriSign, Inc.†	439	12,358

		42,151

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	281	11,912
Franklin Resources, Inc.	211	21,222
Invesco, Ltd.	876	17,117
Janus Capital Group, Inc.	420	4,402
Legg Mason, Inc.	332	9,591
T. Rowe Price Group, Inc.	442	21,318

		85,562

Linen Supply & Related Items — 0.0%
Cintas Corp.	284	7,515

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,091	76,097

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-Farming — 0.2%
Deere & Co.	598	$39,875

Machinery-General Industrial — 0.0%
Roper Industries, Inc.	99	6,188

Machinery-Pumps — 0.1%
Flowserve Corp.	129	12,792

Medical Instruments — 0.6%
Boston Scientific Corp.†	2,328	13,037
Intuitive Surgical, Inc.†	57	18,717
Medtronic, Inc.	1,587	58,671
St. Jude Medical, Inc.†	321	11,803

		102,228

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	261	19,048
Quest Diagnostics, Inc.	136	6,390

		25,438

Medical Products — 2.4%
Baxter International, Inc.	956	41,844
Becton, Dickinson and Co.	413	28,414
CareFusion Corp.†	309	6,511
Hospira, Inc.†	360	18,756
Johnson & Johnson	4,524	262,799
Stryker Corp.	392	18,255
Varian Medical Systems, Inc.†	174	9,605
Zimmer Holdings, Inc.†	350	18,547

		404,731

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	1,467	79,996
Biogen Idec, Inc.†	497	27,772
Celgene Corp.†	706	38,936
Genzyme Corp.†	382	26,572
Gilead Sciences, Inc.†	1,593	53,079
Life Technologies Corp.†	372	15,992

		242,347

Medical-Drugs — 4.0%
Abbott Laboratories	2,683	131,682
Allergan, Inc.	460	28,087
Bristol-Myers Squibb Co.	2,877	71,695
Cephalon, Inc.†	132	7,491
Eli Lilly & Co.	1,680	59,808
Forest Laboratories, Inc.†	688	19,092
King Pharmaceuticals, Inc.†	592	5,186
Merck & Co., Inc.	4,914	169,336
Pfizer, Inc.	12,488	187,320

		679,697

Medical-Generic Drugs — 0.1%
Mylan, Inc.†	659	11,467
Watson Pharmaceuticals, Inc.†	246	9,963

		21,430

Medical-HMO — 0.9%
Aetna, Inc.	687	19,133
CIGNA Corp.	590	18,148
Coventry Health Care, Inc.†	318	6,306
Humana, Inc.†	266	12,507
UnitedHealth Group, Inc.	1,910	58,160
WellPoint, Inc.†	692	35,098

		149,352

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	254	7,613
Cardinal Health, Inc.	618	19,943
McKesson Corp.	471	29,588

		57,144

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	279	34,091

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,744	19,481

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	665	47,574

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	249	14,086

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	535	14,568

Multimedia — 1.6%
News Corp., Class A	3,811	49,734
The McGraw-Hill Cos., Inc.	389	11,938
The Walt Disney Co.	3,267	110,065
Time Warner, Inc.	1,833	57,666
Viacom, Inc., Class B	1,066	35,221

		264,624

Networking Products — 1.5%
Cisco Systems, Inc.†	9,540	220,088
Juniper Networks, Inc.†	979	27,196

		247,284

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	322	10,259
Waste Management, Inc.	897	30,453

		40,712

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	349	8,519
Xerox Corp.	2,493	24,282

		32,801

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	236	8,461

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	106	6,306
Nabors Industries, Ltd.†	662	12,187

		18,493

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	809	39,770
Apache Corp.	492	47,025
Cabot Oil & Gas Corp.	216	6,582
Chesapeake Energy Corp.	1,117	23,491
Denbury Resources, Inc.†	495	7,841
Devon Energy Corp.	803	50,179
EOG Resources, Inc.	465	45,337
EQT Corp.	282	10,344

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Noble Energy, Inc.	222	$14,887
Occidental Petroleum Corp.	1,178	91,802
Pioneer Natural Resources Co.	270	15,638
QEP Resources, Inc.†	225	7,745
Range Resources Corp.	358	13,289
Southwestern Energy Co.†	645	23,510

		397,440

Oil Companies-Integrated — 5.7%
Chevron Corp.	3,251	247,759
ConocoPhillips	2,398	132,418
Exxon Mobil Corp.	8,277	493,971
Hess Corp.	499	26,741
Marathon Oil Corp.	1,276	42,682
Murphy Oil Corp.	216	11,826

		955,397

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	508	20,112
FMC Technologies, Inc.†	248	15,693
National Oilwell Varco, Inc.	705	27,608

		63,413

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	284	10,130
Tesoro Corp.	332	4,286
Valero Energy Corp.	897	15,240

		29,656

Oil-Field Services — 1.2%
Baker Hughes, Inc.	774	37,361
Halliburton Co.	1,440	43,027
Schlumberger, Ltd.	1,828	109,059
Smith International, Inc.	476	19,744

		209,191

Paper & Related Products — 0.2%
International Paper Co.	784	18,973
MeadWestvaco Corp.	408	9,776

		28,749

Pharmacy Services — 0.4%
Express Scripts, Inc.†	766	34,608
Medco Health Solutions, Inc.†	833	39,984

		74,592

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	651	2,585

Pipelines — 0.3%
El Paso Corp.	1,586	19,540
Spectra Energy Corp.	830	17,256
The Williams Cos., Inc.	1,045	20,283

		57,079

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	506	8,536

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	565	7,447

Quarrying — 0.0%
Vulcan Materials Co.	153	6,922

Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1	21
AvalonBay Communities, Inc.	171	17,970
Boston Properties, Inc.	257	21,048
Equity Residential	428	19,624
HCP, Inc.	527	18,693
Health Care REIT, Inc.	96	4,350
Host Hotels & Resorts, Inc.	1,203	17,251
Kimco Realty Corp.	487	7,339
ProLogis	880	9,557
Public Storage	182	17,858
Simon Property Group, Inc.	479	42,736
Ventas, Inc.	306	15,520
Vornado Realty Trust	175	14,487

		206,454

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	194	3,298

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	6,243
Limited Brands, Inc.	613	15,717
The Gap, Inc.	1,014	18,364

		40,324

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	77	16,291
O’Reilly Automotive, Inc.†	172	8,476

		24,767

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	417	15,796

Retail-Building Products — 0.8%
Home Depot, Inc.	2,874	81,938
Lowe’s Cos., Inc.	2,520	52,265

		134,203

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	366	7,338

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	418	14,488
RadioShack Corp.	296	6,376

		20,864

Retail-Discount — 1.7%
Costco Wholesale Corp.	760	43,099
Family Dollar Stores, Inc.	316	13,067
Target Corp.	1,081	55,477
Wal-Mart Stores, Inc.	3,454	176,810

		288,453

Retail-Drug Store — 0.7%
CVS Caremark Corp.	2,016	61,871
Walgreen Co.	1,744	49,791

		111,662

Retail-Jewelry — 0.1%
Tiffany & Co.	285	11,990

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	369	$9,088
Nordstrom, Inc.	177	6,018
Sears Holdings Corp.†	123	8,733
TJX Cos., Inc.	636	26,407

		50,246

Retail-Office Supplies — 0.2%
Staples, Inc.	1,316	26,754

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	457	21,794
Macy’s, Inc.	514	9,586

		31,380

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	1	42
McDonald’s Corp.	1,742	121,470
Starbucks Corp.	1,302	32,355
Yum! Brands, Inc.	932	38,491

		192,358

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	5,484

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	312	3,875
People’s United Financial, Inc.	687	9,508

		13,383

Schools — 0.1%
Apollo Group, Inc., Class A†	228	10,518

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	232	6,893
Linear Technology Corp.	500	15,940

		22,833

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	2,009	23,706
KLA-Tencor Corp.	401	12,700

		36,406

Steel-Producers — 0.2%
AK Steel Holding Corp.	253	3,540
Nucor Corp.	553	21,644
United States Steel Corp.	265	11,747

		36,931

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	238	11,331

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,524	45,735

Telecommunication Equipment — 0.1%
Harris Corp.	304	13,537
Tellabs, Inc.	934	6,519

		20,056

Telephone-Integrated — 2.6%
AT&T, Inc.	9,788	253,901
CenturyLink, Inc.	460	16,385
Frontier Communications Corp.	1,634	12,484
Qwest Communications International, Inc.	1,008	5,705
Verizon Communications, Inc.	4,678	135,942
Windstream Corp.	1,052	11,993

		436,410

Television — 0.1%
CBS Corp., Class B	1,191	17,603

Tobacco — 1.6%
Altria Group, Inc.	3,179	70,447
Lorillard, Inc.	253	19,289
Philip Morris International, Inc.	2,981	152,150
Reynolds American, Inc.	386	22,318

		264,204

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	189	10,966

Toys — 0.2%
Hasbro, Inc.	249	10,495
Mattel, Inc.	817	17,288

		27,783

Transport-Rail — 0.8%
CSX Corp.	669	35,269
Norfolk Southern Corp.	603	33,931
Union Pacific Corp.	861	64,291

		133,491

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	99	6,455
Expeditors International of Washington, Inc.	471	20,083
FedEx Corp.	487	40,202
United Parcel Service, Inc., Class B	1,661	107,965

		174,705

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	195	10,362

Web Portals/ISP — 1.3%
Google, Inc., Class A†	384	186,183
Yahoo!, Inc.†	2,081	28,884

		215,067

Wireless Equipment — 1.0%
American Tower Corp., Class A†	651	30,102
Motorola, Inc.†	4,170	31,233
QUALCOMM, Inc.	2,848	108,452

		169,787

Total Long-Term Investment Securities (cost $18,101,817)		16,092,255

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills zero coupon due 11/04/10 (cost $174,915)(2)	$175,000	$174,931

REPURCHASE AGREEMENT — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $621,001 and collateralized by $625,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of 638,500 (cost $621,000)	621,000	621,000

TOTAL INVESTMENTS (cost $18,897,732)(3)	100.2%	16,888,186
Liabilities in excess of other assets	(0.2)	(30,585)

NET ASSETS	100.0%	$16,857,601

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 8
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2010	(Depreciation)

14	Long	S&P 500 E-Mini Future Index	September 2010	$760,405	$768,810	$8,405

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$856,791	$—	$—	$856,791
Oil Companies-Integrated	955,397	—	—	955,397
Other Industries*	14,280,067	—	—	14,280,067
Short-Term Investment Securities:
U.S. Government Treasuries	—	174,931	—	174,931
Repurchase Agreement	—	621,000	—	621,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	8,405	—	—	8,405

Total	$16,100,660	$795,931	$—	$16,896,591

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Computers	8.7%
Diversified Manufacturing Operations	5.8
Diversified Banking Institutions	5.8
Applications Software	4.0
Networking Products	3.6
Medical-Biomedical/Gene	3.1
Multimedia	3.1
Electronic Components-Semiconductors	3.0
Retail-Restaurants	2.9
Transport-Services	2.7
Retail-Discount	2.7
Banks-Super Regional	2.6
Oil Field Machinery & Equipment	2.4
Oil-Field Services	2.4
Cosmetics & Toiletries	2.3
Oil Companies-Integrated	2.2
Aerospace/Defense-Equipment	2.2
Transport-Rail	2.2
Retail-Regional Department Stores	2.1
Beverages-Non-alcoholic	2.0
Optical Supplies	1.8
Commercial Services-Finance	1.8
Investment Management/Advisor Services	1.8
Web Portals/ISP	1.7
Medical-Drugs	1.7
Pharmacy Services	1.7
Medical-Generic Drugs	1.6
Electric Products-Misc.	1.6
Aerospace/Defense	1.2
Computers-Memory Devices	1.2
Finance-Other Services	1.2
Airlines	1.2
Tobacco	1.2
Wireless Equipment	1.1
Medical Products	1.1
Oil Companies-Exploration & Production	1.0
Enterprise Software/Service	1.0
Retail-Building Products	0.9
Cable/Satellite TV	0.9
Engineering/R&D Services	0.7
Auto/Truck Parts & Equipment-Original	0.7
Metal-Copper	0.6
Computer Services	0.6
Medical-Wholesale Drug Distribution	0.5
Semiconductor Components-Integrated Circuits	0.4
Auto-Cars/Light Trucks	0.4
E-Commerce/Products	0.4
Machinery-Construction & Mining	0.4
Engines-Internal Combustion	0.4
Time Deposits	0.4
Chemicals-Diversified	0.4
Human Resources	0.4
Insurance-Reinsurance	0.3
Consumer Products-Misc.	0.3
Software Tools	0.3
Apparel Manufacturers	0.3
Agricultural Operations	0.2
Retail-Apparel/Shoe	0.2
Industrial Gases	0.2
Food-Misc.	0.2
Machinery-Pumps	0.1

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.5%
Aerospace/Defense — 1.2%
The Boeing Co.	38,000	$2,589,320

Aerospace/Defense-Equipment — 2.2%
United Technologies Corp.	65,600	4,664,160

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	15,000	410,400

Airlines — 1.2%
Continental Airlines, Inc., Class B†	101,800	2,547,036

Apparel Manufacturers — 0.3%
Polo Ralph Lauren Corp.	8,400	663,684

Applications Software — 4.0%
Microsoft Corp.	227,700	5,876,937
Red Hat, Inc.†	21,300	684,795
Salesforce.com, Inc.†	18,400	1,820,680

		8,382,412

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	73,400	937,318

Auto/Truck Parts & Equipment-Original — 0.7%
Johnson Controls, Inc.	50,000	1,440,500

Banks-Super Regional — 2.6%
Wells Fargo & Co.	199,959	5,544,863

Beverages-Non-alcoholic — 2.0%
Coca-Cola Enterprises, Inc.	13,300	381,710
PepsiCo, Inc.	58,600	3,803,726

		4,185,436

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	66,300	1,290,861
DISH Network Corp., Class A	27,700	556,216

		1,847,077

Chemicals-Diversified — 0.4%
The Dow Chemical Co.	27,900	762,507

Commercial Services-Finance — 1.8%
Visa, Inc., Class A	52,100	3,821,535

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	21,800	1,189,408

Computers — 8.7%
Apple, Inc.†	42,250	10,868,812
Hewlett-Packard Co.	125,600	5,782,624
International Business Machines Corp.	13,500	1,733,400

		18,384,836

Computers-Memory Devices — 1.2%
EMC Corp.†	80,700	1,597,053
NetApp, Inc.†	23,400	989,820

		2,586,873

Consumer Products-Misc. — 0.3%
Clorox Co.	11,200	726,656

Cosmetics & Toiletries — 2.3%
The Procter & Gamble Co.	81,500	4,984,540

Diversified Banking Institutions — 5.8%
Bank of America Corp.	237,700	3,337,308
JPMorgan Chase & Co.	178,200	7,177,896
The Goldman Sachs Group, Inc.	11,600	1,749,512

		12,264,716

Diversified Manufacturing Operations — 5.8%
Cooper Industries PLC	48,600	2,194,290
Danaher Corp.	78,000	2,995,980
Dover Corp.	22,900	1,098,513
General Electric Co.	239,700	3,863,964
Illinois Tool Works, Inc.	49,800	2,166,300

		12,319,047

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	7,200	848,808

Electric Products-Misc. — 1.6%
Emerson Electric Co.	66,700	3,304,318

Electronic Components-Semiconductors — 3.0%
Broadcom Corp., Class A	33,500	1,207,005
Intel Corp.	246,700	5,082,020

		6,289,025

Engineering/R&D Services — 0.7%
Fluor Corp.	32,500	1,569,425

Engines-Internal Combustion — 0.4%
Cummins, Inc.	10,100	804,061

Enterprise Software/Service — 1.0%
Oracle Corp.	87,800	2,075,592

Finance-Other Services — 1.2%
CME Group, Inc.	9,220	2,570,536

Food-Misc. — 0.2%
Kellogg Co.	6,600	330,330

Human Resources — 0.4%
SuccessFactors, Inc.†	37,400	759,594

Industrial Gases — 0.2%
Praxair, Inc.	4,100	355,962

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	23,700	738,729

Investment Management/Advisor Services — 1.8%
Franklin Resources, Inc.	37,200	3,741,576

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	11,700	816,075

Machinery-Pumps — 0.1%
Flowserve Corp.	2,300	228,068

Medical Products — 1.1%
Covidien PLC	60,900	2,272,788

Medical-Biomedical/Gene — 3.1%
Amgen, Inc.†	42,500	2,317,525
Celgene Corp.†	24,400	1,345,660
Gilead Sciences, Inc.†	89,500	2,982,140

		6,645,325

Medical-Drugs — 1.7%
Merck & Co., Inc.	106,181	3,658,997

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Generic Drugs — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	71,100	$3,473,235

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	17,800	1,118,196

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	16,700	1,194,718

Multimedia — 3.1%
News Corp., Class A	119,100	1,554,255
The Walt Disney Co.	150,200	5,060,238

		6,614,493

Networking Products — 3.6%
Cisco Systems, Inc.†	236,700	5,460,669
Juniper Networks, Inc.†	78,100	2,169,618

		7,630,287

Oil Companies-Exploration & Production — 1.0%
Noble Energy, Inc.	21,400	1,435,084
Occidental Petroleum Corp.	9,500	740,335

		2,175,419

Oil Companies-Integrated — 2.2%
Chevron Corp.	55,700	4,244,897
Suncor Energy, Inc.	14,200	467,890

		4,712,787

Oil Field Machinery & Equipment — 2.4%
Cameron International Corp.†	82,300	3,258,257
National Oilwell Varco, Inc.	49,400	1,934,504

		5,192,761

Oil-Field Services — 2.4%
Schlumberger, Ltd.	84,300	5,029,338

Optical Supplies — 1.8%
Alcon, Inc.	25,200	3,908,016

Pharmacy Services — 1.7%
Express Scripts, Inc.†	79,400	3,587,292

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	7,000	368,620

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	92,400	1,916,376

Retail-Discount — 2.7%
Dollar General Corp.†	33,900	989,202
Dollar Tree, Inc.†	9,500	421,040
Target Corp.	72,400	3,715,568
Wal-Mart Stores, Inc.	12,700	650,113

		5,775,923

Retail-Regional Department Stores — 2.1%
Kohl’s Corp.†	92,600	4,416,094

Retail-Restaurants — 2.9%
McDonald’s Corp.	52,300	3,646,879
Starbucks Corp.	53,600	1,331,960
Yum! Brands, Inc.	30,200	1,247,260

		6,226,099

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	31,700	941,807

Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	3,200	101,344

Software Tools — 0.3%
VMware, Inc. Class A†	9,100	705,523

Tobacco — 1.2%
Philip Morris International, Inc.	48,200	2,460,128

Transport-Rail — 2.2%
Union Pacific Corp.	61,800	4,614,606

Transport-Services — 2.7%
FedEx Corp.	39,600	3,268,980
United Parcel Service, Inc., Class B	38,800	2,522,000

		5,790,980

Web Portals/ISP — 1.7%
Google, Inc., Class A†	7,550	3,660,618

Wireless Equipment — 1.1%
QUALCOMM, Inc.	60,900	2,319,072

Total Long-Term Investment Securities (cost $194,453,940)		211,195,265

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $776,000)	$776,000	776,000

TOTAL INVESTMENTS (cost $195,229,940)(1)	99.9%	211,971,265
Other assets less liabilities	0.1	283,180

NET ASSETS	100.0%	$212,254,445

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$18,384,836	$—	$—	$18,384,836
Diversified Banking Institutions	12,264,716	—	—	12,264,716
Diversified Manufacturing Operations	12,319,047	—	—	12,319,047
Other Industries*	168,226,666	—	—	168,226,666
Short-Term Investment Securities:
Time Deposit	—	776,000	—	776,000

Total	$211,195,265	$776,000	$—	$211,971,265

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Computers	4.8%
Medical-Drugs	4.7
Tobacco	4.4
Oil Companies-Exploration & Production	4.0
Oil Companies-Integrated	3.2
Multimedia	2.8
Banks-Commercial	2.7
Retail-Restaurants	2.7
Pipelines	2.7
Auto-Cars/Light Trucks	2.7
Metal Processors & Fabrication	2.6
E-Commerce/Services	2.6
Electric-Generation	2.6
Diversified Banking Institutions	2.5
Cellular Telecom	2.5
Transport-Services	2.4
Non-Hazardous Waste Disposal	2.4
Diversified Manufacturing Operations	2.2
Wireless Equipment	2.2
Engineering/R&D Services	2.0
Hotels/Motels	1.9
Banks-Super Regional	1.9
Industrial Audio & Video Products	1.9
Web Portals/ISP	1.9
Medical-Biomedical/Gene	1.8
Retail-Auto Parts	1.8
Commercial Services-Finance	1.8
Decision Support Software	1.7
Applications Software	1.7
Vitamins & Nutrition Products	1.5
Food-Misc.	1.5
Medical-Generic Drugs	1.4
Industrial Gases	1.3
Medical-HMO	1.3
Banks-Fiduciary	1.2
Medical Instruments	1.2
Insurance-Life/Health	1.2
Repurchase Agreement	1.1
Savings & Loans/Thrifts	1.0
Insurance-Property/Casualty	1.0
Quarrying	0.9
Electronic Components-Semiconductors	0.9
Cosmetics & Toiletries	0.8
Educational Software	0.8
Finance-Investment Banker/Broker	0.8
Pharmacy Services	0.7
Schools	0.7
Publishing-Newspapers	0.7
Human Resources	0.7
Retail-Consumer Electronics	0.7
Internet Security	0.6
Casino Services	0.5
Real Estate Investment Trusts	0.5
Cable/Satellite TV	0.5
Retail-Discount	0.5
Telecom Services	0.5
Electronic Forms	0.4

100.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.9%
Applications Software — 1.7%
Check Point Software Technologies, Ltd.†	46,310	$1,575,466

Auto-Cars/Light Trucks — 2.7%
Ford Motor Co.†	201,660	2,575,198

Banks-Commercial — 2.7%
CIT Group, Inc.†	71,810	2,611,012

Banks-Fiduciary — 1.2%
State Street Corp.	30,660	1,193,287

Banks-Super Regional — 1.9%
Wells Fargo & Co.	66,900	1,855,137

Cable/Satellite TV — 0.5%
Time Warner Cable, Inc.	8,197	468,622

Casino Services — 0.5%
Bally Technologies, Inc.†	15,240	492,252

Cellular Telecom — 2.5%
America Movil SAB de CV, Series L ADR	47,270	2,345,065

Commercial Services-Finance — 1.8%
Verisk Analytics, Inc., Class A†	56,430	1,675,407

Computers — 4.8%
Apple, Inc.†	17,630	4,535,318

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	9,730	768,475

Decision Support Software — 1.7%
MSCI, Inc., Class A†	49,590	1,600,269

Diversified Banking Institutions — 2.5%
Citigroup, Inc.†	338,140	1,386,374
The Goldman Sachs Group, Inc.	6,840	1,031,609

		2,417,983

Diversified Manufacturing Operations — 2.2%
Tyco International, Ltd.	54,930	2,102,720

E-Commerce/Services — 2.6%
eBay, Inc.†	118,080	2,469,053

Educational Software — 0.8%
Blackboard, Inc.†	19,220	729,783

Electric-Generation — 2.6%
The AES Corp.†	238,820	2,462,234

Electronic Components-Semiconductors — 0.9%
Xilinx, Inc.	30,470	850,722

Electronic Forms — 0.4%
Adobe Systems, Inc.†	12,120	348,086

Engineering/R&D Services — 2.0%
Aecom Technology Corp.†	39,340	949,668
KBR, Inc.	44,650	999,267

		1,948,935

Finance-Investment Banker/Broker — 0.8%
Knight Capital Group, Inc., Class A†	50,220	722,164

Food-Misc. — 1.5%
General Mills, Inc.	41,550	1,421,010

Hotel/Motels — 1.9%
Hyatt Hotels Corp., Class A†	47,500	1,857,725

Human Resources — 0.7%
Robert Half International, Inc.	25,420	640,076

Industrial Audio & Video Products — 1.9%
Dolby Laboratories, Inc., Class A†	28,600	1,815,242

Industrial Gases — 1.3%
Praxair, Inc.	14,050	1,219,821

Insurance-Life/Health — 1.2%
Aflac, Inc.	22,700	1,116,613

Insurance-Property/Casualty — 1.0%
The Progressive Corp.	47,700	936,828

Internet Security — 0.6%
Blue Coat Systems, Inc.†	26,250	574,875

Medical Instruments — 1.2%
Medtronic, Inc.	30,550	1,129,434

Medical-Biomedical/Gene — 1.8%
Celgene Corp.†	20,270	1,117,891
Human Genome Sciences, Inc.†	22,700	588,838

		1,706,729

Medical-Drugs — 4.7%
Abbott Laboratories	43,330	2,126,636
Merck & Co., Inc.	51,650	1,779,859
Savient Pharmaceuticals, Inc.†	39,090	535,533

		4,442,028

Medical-Generic Drugs — 1.4%
Perrigo Co.	8,300	464,883
Teva Pharmaceutical Industries, Ltd. ADR	18,400	898,840

		1,363,723

Medical-HMO — 1.3%
WellPoint, Inc.†	23,910	1,212,715

Metal Processors & Fabrication — 2.6%
Precision Castparts Corp.	20,250	2,474,348

Multimedia — 2.8%
FactSet Research Systems, Inc.	11,560	867,000
The McGraw-Hill Cos., Inc.	58,410	1,792,603

		2,659,603

Non-Hazardous Waste Disposal — 2.4%
Republic Services, Inc.	70,920	2,259,511

Oil Companies-Exploration & Production — 4.0%
Noble Energy, Inc.	13,080	877,145
Occidental Petroleum Corp.	38,150	2,973,029

		3,850,174

Oil Companies-Integrated — 3.2%
Chevron Corp.	39,430	3,004,960

Pharmacy Services — 0.7%
Express Scripts, Inc.†	15,700	709,326

Pipelines — 2.7%
Enterprise Productions Partners LP	32,690	1,235,355
MarkWest Energy Partners LP	14,560	506,979
Plains All American Pipeline LP	14,070	864,320

		2,606,654

Publishing-Newspapers — 0.7%
The Washington Post Co., Class B	1,581	664,795

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Quarrying — 0.9%
Compass Minerals International, Inc.	12,410	$877,263

Real Estate Investment Trusts — 0.5%
Hatteras Financial Corp.	16,160	478,982

Retail-Auto Parts — 1.8%
AutoZone, Inc.†	7,950	1,681,982

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	18,190	630,465

Retail-Discount — 0.5%
Target Corp.	9,060	464,959

Retail-Restaurants — 2.7%
McDonald’s Corp.	37,400	2,607,902

Savings & Loans/Thrifts — 1.0%
First Niagara Financial Group, Inc.	74,460	998,509

Schools — 0.7%
Capella Education Co.†	7,430	690,396

Telecom Services — 0.5%
NeuStar, Inc., Class A†	19,520	453,450

Tobacco — 4.4%
Philip Morris International, Inc.	82,250	4,198,040

Transport-Services — 2.4%
United Parcel Service, Inc., Class B	35,650	2,317,250

Vitamins & Nutrition Products — 1.5%
Mead Johnson Nutrition Co.	27,220	1,446,471

Web Portals/ISP — 1.9%
Google, Inc., Class A†	3,640	1,764,854

Wireless Equipment — 2.2%
QUALCOMM, Inc.	54,340	2,069,267

Total Long-Term Investment Securities (cost $84,683,912)		94,093,168

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $1,042,001 and collateralized by $1,045,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,067,572 (cost $1,042,000)	$1,042,000	1,042,000

TOTAL INVESTMENTS (cost $85,725,912)(1)	100.0%	95,135,168
Other assets less liabilities	0.0	819

NET ASSETS	100.0%	$95,135,987

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$94,093,168	$—	$—	$94,093,168
Repurchase Agreement	—	1,042,000	—	1,042,000

Total	$94,093,168	$1,042,000	$—	$95,135,168

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	13.0%
Insurance-Reinsurance	5.4
Medical-Drugs	5.2
Finance-Credit Card	4.7
Banks-Super Regional	4.3
Medical Products	4.1
Retail-Discount	3.7
Banks-Fiduciary	3.5
Insurance-Property/Casualty	3.3
Retail-Drug Store	3.0
Insurance-Multi-line	2.9
Cosmetics & Toiletries	2.0
Diversified Banking Institutions	2.0
Commercial Paper	2.0
Containers-Paper/Plastic	1.9
Beverages-Non-alcoholic	1.9
Pharmacy Services	1.8
Electronic Components-Semiconductors	1.8
Retail-Bedding	1.5
Commercial Services	1.5
Computers	1.4
Beverages-Wine/Spirits	1.4
Applications Software	1.4
Multimedia	1.3
Diversified Operations	1.3
Agricultural Chemicals	1.3
Real Estate Operations & Development	1.2
Web Portals/ISP	1.2
Brewery	1.2
Building Products-Cement	1.1
Data Processing/Management	1.1
Investment Management/Advisor Services	1.1
Forestry	1.1
Commercial Services-Finance	1.0
Tobacco	1.0
Food-Misc.	0.9
Motorcycle/Motor Scooter	0.9
Retail-Automobile	0.9
Transport-Services	0.8
Diversified Manufacturing Operations	0.8
Electronic Measurement Instruments	0.8
Coal	0.8
Engineering/R&D Services	0.7
Entertainment Software	0.5
Metal-Diversified	0.5
Broadcast Services/Program	0.5
Diversified Minerals	0.5
Oil & Gas Drilling	0.5
Vitamins & Nutrition Products	0.4
Cellular Telecom	0.4
Transport-Marine	0.4
Industrial Gases	0.4
Food-Confectionery	0.4
Quarrying	0.3
E-Commerce/Services	0.2
Home Decoration Products	0.2
Auto-Heavy Duty Trucks	0.2
Insurance Brokers	0.1
Oil-Field Services	0.1
Transport-Truck	0.1
Marine Services	0.1

100.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.0%
Agricultural Chemicals — 1.3%
Monsanto Co.	174,989	$10,121,364
Potash Corp. of Saskatchewan, Inc.	59,402	6,229,488

		16,350,852

Applications Software — 1.4%
Microsoft Corp.	695,600	17,953,436

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	46,600	2,135,212

Banks-Fiduciary — 3.5%
The Bank of New York Mellon Corp.	1,794,440	44,986,611

Banks-Super Regional — 4.3%
Wells Fargo & Co.	2,001,349	55,497,408

Beverages-Non-alcoholic — 1.9%
The Coca-Cola Co.	436,600	24,061,026

Beverages-Wine/Spirits — 1.4%
Diageo PLC ADR	261,950	18,305,066

Brewery — 1.2%
Heineken Holding NV	387,112	15,184,404

Broadcast Services/Program — 0.5%
Grupo Televisa SA ADR	283,150	5,379,850
Liberty Media-Starz, Series A†	20,906	1,147,530

		6,527,380

Building Products-Cement — 1.1%
Martin Marietta Materials, Inc.	168,150	14,360,010

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	105,800	5,248,738

Coal — 0.8%
China Coal Energy Co.	7,350,600	10,277,118

Commercial Services — 1.5%
Iron Mountain, Inc.	811,652	19,211,803

Commercial Services-Finance — 1.0%
H&R Block, Inc.	55,190	865,379
Moody’s Corp.	377,550	8,891,303
Visa, Inc., Class A	48,480	3,556,008

		13,312,690

Computers — 1.4%
Hewlett-Packard Co.	405,445	18,666,688

Containers-Paper/Plastic — 1.9%
Sealed Air Corp.	1,127,478	24,387,349

Cosmetics & Toiletries — 2.0%
Natura Cosmeticos SA	89,200	2,317,739
The Procter & Gamble Co.	394,500	24,127,620

		26,445,359

Data Processing/Management — 1.1%
Dun & Bradstreet Corp.	209,600	14,328,256

Diversified Banking Institutions — 2.0%
Bank of America Corp.	111,822	1,569,981
JPMorgan Chase & Co.	100,776	4,059,257
Julius Baer Group, Ltd.	370,800	12,974,619
The Goldman Sachs Group, Inc.	47,400	7,148,868

		25,752,725

Diversified Manufacturing Operations — 0.8%
Tyco International, Ltd.	282,026	10,795,955

Diversified Minerals — 0.5%
BHP Billiton PLC	200,800	6,148,887

Diversified Operations — 1.3%
China Merchants Holdings International Co., Ltd.	4,409,008	16,659,721

E-Commerce/Services — 0.2%
Liberty Media Corp. — Interactive, Class A†	261,400	2,959,048

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	925,080	22,840,225

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	379,370	10,595,804

Engineering/R&D Services — 0.7%
ABB, Ltd. ADR†	436,160	8,801,709

Entertainment Software — 0.5%
Activision Blizzard, Inc.	597,100	7,093,548

Finance-Credit Card — 4.7%
American Express Co.	1,343,930	59,993,035

Food-Confectionery — 0.4%
The Hershey Co.	99,700	4,685,900

Food-Misc. — 0.9%
Nestle SA	137,100	6,778,007
Unilever NV	167,600	4,942,524

		11,720,531

Forestry — 1.1%
Sino-Forest Corp.†	872,190	13,430,055
Sino-Forest Corp.†*	25,000	384,952

		13,815,007

Home Decoration Products — 0.2%
Hunter Douglas NV	58,220	2,238,148

Industrial Gases — 0.4%
Praxair, Inc.	56,800	4,931,376

Insurance Brokers — 0.1%
AON Corp.	30,460	1,147,428

Insurance-Multi-line — 2.9%
Loews Corp.	1,011,050	37,560,508

Insurance-Property/Casualty — 3.3%
Fairfax Financial Holdings, Ltd. (Toronto)	6,820	2,716,590
Fairfax Financial Holdings, Ltd. (OTC U.S.)	14,300	5,702,840
Markel Corp.†	3,800	1,284,400
The Progressive Corp.	1,641,400	32,237,096

		41,940,926

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Reinsurance — 5.4%
Berkshire Hathaway, Inc., Class A†	471	$55,107,000
Everest Re Group, Ltd.	26,175	2,031,704
Transatlantic Holdings, Inc.	269,289	12,874,707

		70,013,411

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	237,800	10,080,342
GAM Holding, Ltd.†	330,600	3,824,258

		13,904,600

Marine Services — 0.1%
Cosco Pacific, Ltd.	548,420	748,407

Medical Products — 4.1%
Baxter International, Inc.	232,500	10,176,525
Becton, Dickinson and Co.	172,050	11,837,040
CareFusion Corp.†	40,075	844,380
Johnson & Johnson	522,460	30,349,702

		53,207,647

Medical-Drugs — 5.2%
Merck & Co., Inc.	991,601	34,170,570
Pfizer, Inc.	1,444,300	21,664,500
Roche Holding AG	85,300	11,095,469

		66,930,539

Metal-Diversified — 0.5%
Rio Tinto PLC	129,360	6,707,644

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.	421,200	11,469,276

Multimedia — 1.3%
News Corp., Class A	727,876	9,498,782
The Walt Disney Co.	229,230	7,722,759

		17,221,541

Oil & Gas Drilling — 0.5%
Transocean, Ltd.†	130,148	6,014,139

Oil Companies-Exploration & Production — 13.0%
Canadian Natural Resources, Ltd.	942,100	32,427,082
Devon Energy Corp.	594,322	37,139,182
EOG Resources, Inc.	474,700	46,283,250
Occidental Petroleum Corp.	549,600	42,830,328
OGX Petroleo e Gas Participacoes SA†	840,000	8,878,553

		167,558,395

Oil-Field Services — 0.1%
Schlumberger, Ltd.	17,600	1,050,016

Pharmacy Services — 1.8%
Express Scripts, Inc.†	515,700	23,299,326

Quarrying — 0.3%
Vulcan Materials Co.	92,300	4,175,652

Real Estate Operations & Development — 1.2%
Brookfield Asset Management, Inc., Class A	184,676	4,633,521
Hang Lung Group, Ltd.	1,949,000	11,441,828

		16,075,349

Retail-Automobile — 0.9%
CarMax, Inc.†	538,660	11,365,726

Retail-Bedding — 1.5%
Bed Bath & Beyond, Inc.†	520,720	19,724,874

Retail-Discount — 3.7%
Costco Wholesale Corp.	842,492	47,777,721

Retail-Drug Store — 3.0%
CVS Caremark Corp.	1,266,826	38,878,890

Tobacco — 1.0%
Philip Morris International, Inc.	259,705	13,255,343

Transport-Marine — 0.4%
China Shipping Development Co., Ltd.	3,374,000	4,977,926

Transport-Services — 0.8%
Kuehne & Nagel International AG	76,700	8,224,431
United Parcel Service, Inc., Class B	40,000	2,600,000

		10,824,431

Transport-Truck — 0.1%
LLX Logistica SA†	183,500	928,559

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	105,510	5,606,801

Web Portals/ISP — 1.2%
Google, Inc., Class A†	31,408	15,228,169

Total Long-Term Investment Securities (cost $973,888,525)		1,263,864,269

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 2.0%
Societe Generale North America 0.22% due 08/02/10 (cost $25,084,847)	$25,085,000	25,084,847

TOTAL INVESTMENTS (cost $998,973,372)(1)	100.0%	1,288,949,116
Other assets less liabilities	0.0	361,377

NET ASSETS	100.0%	$1,289,310,493

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $384,952 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt
OTC	— Over the Counter

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Insurance-Reinsurance	$70,013,411	$—	$—	$70,013,411
Medical-Drugs	66,930,539	—	—	66,930,539
Oil Companies-Exploration & Production	167,558,395	—	—	167,558,395
Other Industries*	959,361,924	—	—	959,361,924
Short-Term Investment Securities:
Commercial Paper	—	25,084,847	—	25,084,847

Total	$1,263,864,269	$25,084,847	$—	$1,288,949,116

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	9.5%
Food-Misc.	9.1
Cosmetics & Toiletries	6.7
Oil Companies-Integrated	6.6
Beverages-Non-alcoholic	6.6
Retail-Restaurants	6.4
Consumer Products-Misc.	6.4
Telephone-Integrated	6.4
Commercial Services-Finance	6.2
Chemicals-Diversified	3.6
Electric Products-Misc.	3.4
Industrial Gases	3.4
Apparel Manufacturers	3.4
Tobacco	3.3
Food-Wholesale/Distribution	3.3
Distribution/Wholesale	3.3
Diversified Manufacturing Operations	3.2
Retail-Building Products	3.1
Medical Products	3.0
Repurchase Agreement	2.6

99.5%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.9%
Apparel Manufacturers — 3.4%
VF Corp.	20,171	$1,600,165

Beverages-Non-alcoholic — 6.6%
PepsiCo, Inc.	23,450	1,522,139
The Coca-Cola Co.	28,835	1,589,097

		3,111,236

Chemicals-Diversified — 3.6%
E.I. du Pont de Nemours & Co.	41,827	1,701,104

Commercial Services-Finance — 6.2%
Automatic Data Processing, Inc.	36,329	1,499,298
Paychex, Inc.	55,507	1,442,627

		2,941,925

Consumer Products-Misc. — 6.4%
Clorox Co.	23,190	1,504,567
Kimberly-Clark Corp.	23,790	1,525,415

		3,029,982

Cosmetics & Toiletries — 6.7%
Avon Products, Inc.	53,689	1,671,338
The Procter & Gamble Co.	24,229	1,481,846

		3,153,184

Distribution/Wholesale — 3.3%
Genuine Parts Co.	36,192	1,550,103

Diversified Manufacturing Operations — 3.2%
Illinois Tool Works, Inc.	34,703	1,509,581

Electric Products-Misc. — 3.4%
Emerson Electric Co.	33,012	1,635,414

Food-Misc. — 9.1%
General Mills, Inc.	40,694	1,391,735
Kellogg Co.	28,415	1,422,171
Kraft Foods, Inc., Class A	51,522	1,504,957

		4,318,863

Food-Wholesale/Distribution — 3.3%
Sysco Corp.	50,547	1,565,441

Industrial Gases — 3.4%
Air Products & Chemicals, Inc.	22,194	1,610,841

Medical Products — 3.0%
Johnson & Johnson	24,422	1,418,674

Medical-Drugs — 9.5%
Abbott Laboratories	31,051	1,523,983
Merck & Co., Inc.	41,888	1,443,461
Pfizer, Inc.	101,379	1,520,685

		4,488,129

Oil Companies-Integrated — 6.6%
Chevron Corp.	21,378	1,629,217
Exxon Mobil Corp.	25,483	1,520,826

		3,150,043

Retail-Building Products — 3.1%
Home Depot, Inc.	51,670	1,473,112

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Restaurants — 6.4%
Darden Restaurants, Inc.	36,792	$1,541,217
McDonald’s Corp.	21,625	1,507,911

		3,049,128

Telephone-Integrated — 6.4%
AT&T, Inc.	59,270	1,537,464
Verizon Communications, Inc.	51,284	1,490,313

		3,027,777

Tobacco — 3.3%
Altria Group, Inc.	71,276	1,579,476

Total Long-Term Investment Securities (cost $45,014,709)		45,914,178

REPURCHASE AGREEMENT — 2.6%
State Street & Trust Co. Joint Repurchase Agreement(1) (cost $1,245,000)	$1,245,000	1,245,000

TOTAL INVESTMENTS (cost $46,259,709)(2)	99.5%	47,159,178
Other assets less liabilities	0.5	221,554

NET ASSETS	100.0%	$47,380,732

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$3,111,236	$—	$—	$3,111,236
Commercial Services-Finance	2,941,925	—	—	2,941,925
Consumer Products-Misc.	3,029,982	—	—	3,029,982
Cosmetics & Toiletries	3,153,184	—	—	3,153,184
Food-Misc.	4,318,863	—	—	4,318,863
Medical-Drugs	4,488,129	—	—	4,488,129
Oil Companies-Integrated	3,150,043	—	—	3,150,043
Retail-Restaurants	3,049,128	—	—	3,049,128
Telephone-Integrated	3,027,777	—	—	3,027,777
Other Industries*	15,643,911	—	—	15,643,911
Repurchase Agreement	—	1,245,000	—	1,245,000

Total	$45,914,178	$1,245,000	$—	$47,159,178

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Computers	10.1%
Diversified Manufacturing Operations	9.2
Diversified Banking Institutions	6.4
Medical-Biomedical/Gene	5.9
Optical Supplies	5.1
Web Portals/ISP	4.5
Retail-Discount	4.4
Oil-Field Services	3.8
Multimedia	3.1
Oil Companies-Exploration & Production	2.9
Electronic Components-Semiconductors	2.8
Computers-Memory Devices	2.6
Networking Products	2.4
Cable/Satellite TV	2.3
Retail-Regional Department Stores	2.3
Chemicals-Diversified	2.3
Investment Management/Advisor Services	2.2
Oil Companies-Integrated	2.2
Beverages-Non-alcoholic	2.0
Applications Software	1.9
Medical-Generic Drugs	1.8
Medical Products	1.8
Auto-Cars/Light Trucks	1.6
Banks-Super Regional	1.5
Retail-Building Products	1.5
Auto/Truck Parts & Equipment-Original	1.3
Semiconductor Equipment	1.3
Finance-Other Services	1.3
Power Converter/Supply Equipment	1.2
Metal-Copper	1.1
Commercial Services-Finance	1.0
Pharmacy Services	0.9
E-Commerce/Products	0.9
Transport-Services	0.7
Apparel Manufacturers	0.6
Aerospace/Defense-Equipment	0.6
Steel-Producers	0.6
Oil Field Machinery & Equipment	0.6
Agricultural Chemicals	0.5
Retail-Drug Store	0.4
Time Deposit	0.2

99.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.6%
Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	35,500	$2,586,885

Agricultural Chemicals — 0.5%
Monsanto Co.	34,900	2,018,616

Apparel Manufacturers — 0.6%
Polo Ralph Lauren Corp.	32,800	2,591,528

Applications Software — 1.9%
Microsoft Corp.	305,700	7,890,117

Auto-Cars/Light Trucks — 1.6%
Ford Motor Co.†	503,900	6,434,803

Auto/Truck Parts & Equipment-Original — 1.3%
Johnson Controls, Inc.	186,000	5,358,660

Banks-Super Regional — 1.5%
Wells Fargo & Co.	214,900	5,959,177

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	128,200	8,321,462

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	483,200	9,407,904

Chemicals-Diversified — 2.3%
The Dow Chemical Co.	337,900	9,234,807

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	57,200	4,195,620

Computers — 10.1%
Apple, Inc.†	106,410	27,373,972
Hewlett-Packard Co.	298,700	13,752,148

		41,126,120

Computers-Memory Devices — 2.6%
EMC Corp.†	536,700	10,621,293

Diversified Banking Institutions — 6.4%
JPMorgan Chase & Co.	494,300	19,910,404
The Goldman Sachs Group, Inc.	41,300	6,228,866

		26,139,270

Diversified Manufacturing Operations — 9.2%
Cooper Industries PLC	146,300	6,605,445
Danaher Corp.	258,400	9,925,144
Dover Corp.	83,600	4,010,292
Honeywell International, Inc.	183,700	7,873,382
Illinois Tool Works, Inc.	203,470	8,850,945

		37,265,208

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	29,600	3,489,544

Electronic Components-Semiconductors — 2.8%
Broadcom Corp., Class A	60,600	2,183,418
Intel Corp.	442,950	9,124,770

		11,308,188

Finance-Other Services — 1.3%
CME Group, Inc.	18,280	5,096,464

Investment Management/Advisor Services — 2.2%
Franklin Resources, Inc.	35,600	3,580,648
The Blackstone Group LP	489,800	5,461,270

		9,041,918

Medical Products — 1.8%
Covidien PLC	190,500	7,109,460

Medical-Biomedical/Gene — 5.9%
Celgene Corp.†	99,800	5,503,970
Gilead Sciences, Inc.†	411,400	13,707,848
Vertex Pharmaceuticals, Inc.†	140,800	4,739,328

		23,951,146

Medical-Generic Drugs — 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	147,500	7,205,375

Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	61,450	4,396,133

Multimedia — 3.1%
News Corp., Class A	656,500	8,567,325
The Walt Disney Co.	125,200	4,217,988

		12,785,313

Networking Products — 2.4%
Cisco Systems, Inc.†	419,700	9,682,479

Oil Companies-Exploration & Production — 2.9%
EOG Resources, Inc.	23,375	2,279,063
Noble Energy, Inc.	85,100	5,706,806
Occidental Petroleum Corp.	49,400	3,849,742

		11,835,611

Oil Companies-Integrated — 2.2%
Suncor Energy, Inc.	270,100	8,899,795

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	58,950	2,333,831

Oil-Field Services — 3.8%
Schlumberger, Ltd.	258,000	15,392,280

Optical Supplies — 5.1%
Alcon, Inc.	134,600	20,873,768

Pharmacy Services — 0.9%
Express Scripts, Inc.†	78,600	3,551,148

Power Converter/Supply Equipment — 1.2%
Vestas Wind Systems A/S ADR†	287,700	4,678,002

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	286,700	5,946,158

Retail-Discount — 4.4%
Costco Wholesale Corp.	159,600	9,050,916
Target Corp.	168,900	8,667,948

		17,718,864

Retail-Drug Store — 0.4%
CVS Caremark Corp.	49,000	1,503,810

Retail-Regional Department Stores — 2.3%
Kohl’s Corp.†	194,035	9,253,529

Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	164,900	5,222,383

Steel-Producers — 0.6%
ArcelorMittal	76,700	2,354,690

Transport-Services — 0.7%
FedEx Corp.	32,700	2,699,385

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 4.5%
Google, Inc., Class A†	37,905	$18,378,239

Total Long-Term Investment Securities (cost $389,203,175)		403,858,983

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposit — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $692,000)	$692,000	692,000

TOTAL INVESTMENTS (cost $389,895,175)(1)	99.8%	404,550,983
Other assets less liabilities	0.2	975,648

NET ASSETS	100.0%	$405,526,631

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$41,126,120	$—	$—	$41,126,120
Diversified Banking Institutions	26,139,270	—	—	26,139,270
Diversified Manufacturing Operations	37,265,208	—	—	37,265,208
Medical-Biomedical/Gene	23,951,146	—	—	23,951,146
Optical Supplies	20,873,768	—	—	20,873,768
Other Industries*	254,503,471	—	—	254,503,471
Short-Term Investment Securities:
Time Deposit	—	692,000	—	692,000

Total	$403,858,983	$692,000	$—	$404,550,983

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Computers	7.6%
Medical-Drugs	5.3
Food-Misc.	4.9
Networking Products	3.6
Oil Companies-Exploration & Production	3.3
Web Portals/ISP	3.3
Wireless Equipment	3.1
Medical Products	3.1
Pharmacy Services	2.8
Beverages-Non-alcoholic	2.7
Finance-Other Services	2.7
Medical-Biomedical/Gene	2.6
Oil-Field Services	2.6
Diversified Banking Institutions	2.5
Aerospace/Defense-Equipment	2.5
Diversified Manufacturing Operations	2.5
Retail-Discount	2.5
Banks-Super Regional	2.4
Enterprise Software/Service	2.3
Multimedia	2.0
Apparel Manufacturers	2.0
Repurchase Agreement	1.7
Instruments-Scientific	1.7
Electric Products-Misc.	1.7
Retail-Restaurants	1.6
Cosmetics & Toiletries	1.6
Electronic Components-Semiconductors	1.6
Industrial Gases	1.6
Commercial Services-Finance	1.5
Oil Companies-Integrated	1.4
Telecom Equipment-Fiber Optics	1.3
Athletic Footwear	1.3
Machinery-Construction & Mining	1.2
Engineering/R&D Services	1.2
Software Tools	1.1
Cellular Telecom	1.1
Electronic Forms	1.1
Transport-Rail	1.1
Chemicals-Specialty	1.1
Computer Services	1.1
E-Commerce/Services	1.1
Retail-Major Department Stores	1.1
E-Commerce/Products	1.1
Gold Mining	1.0
Aerospace/Defense	1.0
Internet Infrastructure Software	1.0
Retail-Bedding	0.9
Instruments-Controls	0.6

100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.3%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	8,600	$646,290

Aerospace/Defense-Equipment — 2.5%
Goodrich Corp.	12,100	881,727
United Technologies Corp.	10,170	723,087

		1,604,814

Apparel Manufacturers — 2.0%
Coach, Inc.	19,030	703,539
Polo Ralph Lauren Corp.	7,230	571,242

		1,274,781

Athletic Footwear — 1.3%
NIKE, Inc., Class B	10,800	795,312

Banks-Super Regional — 2.4%
US Bancorp	33,030	789,417
Wells Fargo & Co.	27,280	756,474

		1,545,891

Beverages-Non-alcoholic — 2.7%
PepsiCo, Inc.	26,840	1,742,184

Cellular Telecom — 1.1%
NII Holdings, Inc.†	19,310	723,353

Chemicals-Specialty — 1.1%
Ecolab, Inc.	14,440	706,260

Commercial Services-Finance — 1.5%
Visa, Inc., Class A	13,190	967,487

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	12,940	706,006

Computers — 7.6%
Apple, Inc.†	11,640	2,994,390
Hewlett-Packard Co.	25,560	1,176,782
International Business Machines Corp.	5,320	683,088

		4,854,260

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	13,240	1,045,695

Diversified Banking Institutions — 2.5%
Credit Suisse Group AG	20,108	915,737
JPMorgan Chase & Co.	17,310	697,247

		1,612,984

Diversified Manufacturing Operations — 2.5%
Danaher Corp.	18,270	701,751
Parker Hannifin Corp.	14,110	876,513

		1,578,264

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	5,665	667,847

E-Commerce/Services — 1.1%
eBay, Inc.†	33,370	697,767

Electric Products-Misc. — 1.7%
Emerson Electric Co.	21,820	1,080,963

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A	28,830	1,038,745

Electronic Forms — 1.1%
Adobe Systems, Inc.†	25,180	723,170

Engineering/R&D Services — 1.1%
ABB, Ltd.†	36,096	728,365

Enterprise Software/Service — 2.3%
Oracle Corp.	61,290	1,448,896

Finance-Other Services — 2.7%
BM&FBOVESPA SA	101,680	748,667
CME Group, Inc.	1,790	499,052
IntercontinentalExchange, Inc.†	4,390	463,672

		1,711,391

Food-Misc. — 4.9%
Danone SA	14,190	795,883
General Mills, Inc.	22,159	757,838
Nestle SA	17,232	851,923
Unilever NV	24,400	717,814

		3,123,458

Gold Mining — 1.0%
Barrick Gold Corp.	16,020	658,422

Industrial Gases — 1.6%
Praxair, Inc.	11,370	987,143

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	3,420	399,456

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	24,420	1,095,481

Internet Infrastructure Software — 1.0%
Akamai Technologies, Inc.†	15,820	606,855

Machinery-Construction & Mining — 1.2%
Joy Global, Inc.	12,780	758,749

Medical Products — 3.1%
Baxter International, Inc.	15,810	692,004
Covidien PLC	17,190	641,531
Stryker Corp.	13,220	615,655

		1,949,190

Medical-Biomedical/Gene — 2.6%
Amgen, Inc.†	15,650	853,394
Celgene Corp.†	14,920	822,838

		1,676,232

Medical-Drugs — 5.3%
Allergan, Inc.	16,820	1,027,029
Bristol-Myers Squibb Co.	32,670	814,136
Novo Nordisk A/S, Class B	10,000	855,362
Roche Holding AG	4,983	648,168

		3,344,695

Multimedia — 2.0%
The McGraw-Hill Cos., Inc.	15,010	460,657
The Walt Disney Co.	24,620	829,448

		1,290,105

Networking Products — 3.6%
Cisco Systems, Inc.†	60,340	1,392,044
Juniper Networks, Inc.†	31,990	888,682

		2,280,726

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 3.3%
EOG Resources, Inc.	7,810	$761,475
Occidental Petroleum Corp.	17,080	1,331,044

		2,092,519

Oil Companies-Integrated — 1.4%
ConocoPhillips	15,760	870,267

Oil-Field Services — 2.6%
Halliburton Co.	26,590	794,509
Schlumberger, Ltd.	14,000	835,240

		1,629,749

Pharmacy Services — 2.8%
Express Scripts, Inc.†	19,930	900,437
Medco Health Solutions, Inc.†	18,170	872,160

		1,772,597

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	15,320	580,322

Retail-Discount — 2.5%
Target Corp.	9,930	509,608
Wal-Mart Stores, Inc.	20,510	1,049,907

		1,559,515

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	16,410	681,343

Retail-Restaurants — 1.6%
McDonald’s Corp.	15,000	1,045,950

Software Tools — 1.1%
VMware, Inc. Class A†	9,390	728,007

Telecom Equipment-Fiber Optics — 1.3%
Corning, Inc.	47,080	853,090

Transport-Rail — 1.1%
Union Pacific Corp.	9,480	707,872

Web Portals/ISP — 3.3%
Google, Inc., Class A†	4,285	2,077,582

Wireless Equipment — 3.1%
QUALCOMM, Inc.	52,160	1,986,253

Total Long-Term Investment Securities (cost $58,902,000)		62,656,303

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 07/30/10, to be repurchased 08/02/10 in the amount of $1,110,001 and collateralized by $1,110,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,133,976 (cost $1,110,000)	1,110,000	1,110,000

TOTAL INVESTMENTS (cost $60,012,000)(1)	100.1%	63,766,303
Liabilities in excess of other assets	(0.1)	(46,833)

NET ASSETS	100.0%	$63,719,470

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$4,854,260	$—	$—	$4,854,260
Medical-Drugs	3,344,695	—	—	3,344,695
Other Industries*	54,457,348	—	—	54,457,348
Repurchase Agreement	—	1,110,000	—	1,110,000

Total	$62,656,303	$1,110,000	$—	$63,766,303

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.5%
Computers	5.5
Medical Products	3.9
Oil Companies-Integrated	3.6
Cosmetics & Toiletries	3.5
Oil Companies-Exploration & Production	3.4
Diversified Manufacturing Operations	3.3
Electronic Components-Semiconductors	3.0
Medical Instruments	2.7
Banks-Fiduciary	2.7
Medical-Drugs	2.7
Commercial Paper	2.6
Banks-Super Regional	2.5
Industrial Gases	2.5
Enterprise Software/Service	2.3
Networking Products	2.3
Multimedia	2.2
Electric-Integrated	2.1
Commercial Services-Finance	2.1
Web Portals/ISP	2.0
Aerospace/Defense-Equipment	2.0
Medical-Biomedical/Gene	1.9
Computers-Memory Devices	1.9
Retail-Discount	1.8
Oil-Field Services	1.7
Athletic Footwear	1.6
Tobacco	1.6
Food-Misc.	1.5
Beverages-Non-alcoholic	1.3
Insurance-Life/Health	1.2
Finance-Credit Card	1.2
Aerospace/Defense	1.2
Beverages-Wine/Spirits	1.2
Computer Services	1.1
Soap & Cleaning Preparation	1.1
Medical-Generic Drugs	1.0
Retail-Office Supplies	1.0
Wireless Equipment	1.0
Investment Management/Advisor Services	1.0
Telephone-Integrated	1.0
Brewery	0.9
Retail-Regional Department Stores	0.9
Coatings/Paint	0.9
Internet Security	0.8
Insurance-Property/Casualty	0.8
Oil & Gas Drilling	0.8
Oil Field Machinery & Equipment	0.8
Agricultural Chemicals	0.7
Auto-Cars/Light Trucks	0.7
Finance-Investment Banker/Broker	0.6
Transport-Services	0.6
Transport-Rail	0.5
Retail-Major Department Stores	0.4
Casino Services	0.4
Gas-Distribution	0.3
Cruise Lines	0.3
Electronic Forms	0.3
Hotels/Motels	0.3
Gambling (Non-Hotel)	0.2

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.3%
Aerospace/Defense — 1.2%
Lockheed Martin Corp.	35,130	$2,640,019

Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	62,860	4,469,346

Agricultural Chemicals — 0.7%
Monsanto Co.	27,570	1,594,649

Athletic Footwear — 1.6%
NIKE, Inc., Class B	48,410	3,564,912

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	27,490	1,479,873

Banks-Fiduciary — 2.7%
State Street Corp.	77,570	3,019,025
The Bank of New York Mellon Corp.	117,674	2,950,087

		5,969,112

Banks-Super Regional — 2.5%
SunTrust Banks, Inc.	54,430	1,412,458
Wells Fargo & Co.	149,920	4,157,282

		5,569,740

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	46,242	3,001,568

Beverages-Wine/Spirits — 1.2%
Diageo PLC	151,130	2,625,201

Brewery — 0.9%
Heineken NV	46,610	2,109,495

Casino Services — 0.4%
International Game Technology	53,990	822,808

Coatings/Paint — 0.9%
The Sherwin-Williams Co.	27,970	1,934,126

Commercial Services-Finance — 2.1%
Mastercard, Inc., Class A	12,250	2,572,990
Visa, Inc., Class A	27,530	2,019,325

		4,592,315

Computer Services — 1.1%
Accenture PLC, Class A	60,160	2,384,742

Computers — 5.5%
Apple, Inc.†	21,030	5,409,967
Dell, Inc.†	24,870	329,279
Hewlett-Packard Co.	104,290	4,801,512
International Business Machines Corp.	13,610	1,747,524

		12,288,282

Computers-Memory Devices — 1.9%
EMC Corp.†	211,990	4,195,282

Cosmetics & Toiletries — 3.5%
Colgate-Palmolive Co.	31,990	2,526,570
The Procter & Gamble Co.	86,030	5,261,595

		7,788,165

Cruise Lines — 0.3%
Carnival Corp.	21,920	760,186

Diversified Banking Institutions — 6.5%
Bank of America Corp.	350,140	4,915,966
JPMorgan Chase & Co.	144,510	5,820,863
The Goldman Sachs Group, Inc.	24,970	3,765,975

		14,502,804

Diversified Manufacturing Operations — 3.3%
3M Co.	38,430	3,287,302
Danaher Corp.	106,630	4,095,658

		7,382,960

Electric-Integrated — 2.1%
Alliant Energy Corp.	42,570	1,471,219
American Electric Power Co., Inc.	39,910	1,435,962
Wisconsin Energy Corp.	34,670	1,881,888

		4,789,069

Electronic Components-Semiconductors — 3.0%
Intel Corp.	160,520	3,306,712
Microchip Technology, Inc.	76,500	2,329,425
Samsung Electronics Co., Ltd. GDR	2,966	1,023,270
Samsung Electronics Co., Ltd. GDR†*	79	27,255

		6,686,662

Electronic Forms — 0.3%
Adobe Systems, Inc.†	26,110	749,879

Enterprise Software/Service — 2.3%
Oracle Corp.	219,210	5,182,124

Finance-Credit Card — 1.2%
American Express Co.	61,020	2,723,933

Finance-Investment Banker/Broker — 0.6%
The Charles Schwab Corp.	97,480	1,441,729

Food-Misc. — 1.5%
General Mills, Inc.	48,020	1,642,284
Nestle SA	36,157	1,787,545

		3,429,829

Gambling (Non-Hotel) — 0.2%
Ladbrokes PLC	250,854	532,971

Gas-Distribution — 0.3%
Questar Corp.	47,240	777,098

Hotel/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	12,830	621,614

Industrial Gases — 2.5%
Linde AG	24,540	2,876,539
Praxair, Inc.	30,630	2,659,297

		5,535,836

Insurance-Life/Health — 1.2%
Aflac, Inc.	56,340	2,771,365

Insurance-Property/Casualty — 0.8%
The Travelers Cos., Inc.	36,690	1,851,011

Internet Security — 0.8%
VeriSign, Inc.†	66,190	1,863,249

Investment Management/Advisor Services — 1.0%
Franklin Resources, Inc.	21,400	2,152,412

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Instruments — 2.7%
Medtronic, Inc.	103,130	$3,812,716
St. Jude Medical, Inc.†	61,040	2,244,441

		6,057,157

Medical Products — 3.9%
Baxter International, Inc.	30,540	1,336,736
Becton, Dickinson and Co.	36,190	2,489,872
Johnson & Johnson	82,390	4,786,035

		8,612,643

Medical-Biomedical/Gene — 1.9%
Genzyme Corp.†	33,520	2,331,651
Gilead Sciences, Inc.†	60,390	2,012,195

		4,343,846

Medical-Drugs — 2.7%
Abbott Laboratories	92,540	4,541,863
Roche Holding AG	10,920	1,420,428

		5,962,291

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	47,670	2,328,680

Multimedia — 2.2%
The Walt Disney Co.	144,210	4,858,435

Networking Products — 2.3%
Cisco Systems, Inc.†	222,300	5,128,461

Oil & Gas Drilling — 0.8%
Noble Corp.	53,700	1,745,250

Oil Companies-Exploration & Production — 3.4%
EOG Resources, Inc.	15,020	1,464,450
Noble Energy, Inc.	27,030	1,812,632
Occidental Petroleum Corp.	35,240	2,746,253
QEP Resources, Inc.†	46,010	1,583,664

		7,606,999

Oil Companies-Integrated — 3.6%
Chevron Corp.	51,580	3,930,912
Exxon Mobil Corp.	30,210	1,802,933
Hess Corp.	42,400	2,272,216

		8,006,061

Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	44,120	1,727,739

Oil-Field Services — 1.7%
Halliburton Co.	74,870	2,237,115
Schlumberger, Ltd.	25,280	1,508,205

		3,745,320

Retail-Discount — 1.8%
Target Corp.	79,570	4,083,532

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	27,100	921,400

Retail-Office Supplies — 1.0%
Staples, Inc.	112,920	2,295,664

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.†	42,710	2,036,840

Soap & Cleaning Preparation — 1.1%
Reckitt Benckiser Group PLC	48,180	2,362,550

Telephone-Integrated — 1.0%
AT&T, Inc.	81,990	2,126,821

Tobacco — 1.6%
Philip Morris International, Inc.	68,490	3,495,730

Transport-Rail — 0.5%
Canadian National Railway Co.	18,400	1,158,648

Transport-Services — 0.6%
Expeditors International of Washington, Inc.	31,230	1,331,647

Web Portals/ISP — 2.0%
Google, Inc., Class A†	9,340	4,528,499

Wireless Equipment — 1.0%
American Tower Corp., Class A†	47,130	2,179,291

Total Long-Term Investment Securities (cost $201,609,501)		217,427,870

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Commercial Paper — 2.6%
HSBC Americas, Inc. 0.19% due 08/02/10 (cost $5,818,969)	$5,819,000	5,818,969

TOTAL INVESTMENTS (cost $207,428,470)(1)	99.9%	223,246,839
Other assets less liabilities	0.1	127,755

NET ASSETS	100.0%	$223,374,594

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $1,050,525 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$12,288,282	$—	$—	$12,288,282
Diversified Banking Institutions	14,502,804	—	—	14,502,804
Other Industries*	190,636,784	—	—	190,636,784
Short-Term Investment Securities:
Commercial Paper	—	5,818,969	—	5,818,969

Total	$217,427,870	$5,818,969	$—	$223,246,839

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Computers	5.7%
Oil Companies-Exploration & Production	5.6
Auto-Cars/Light Trucks	5.3
Networking Products	5.2
Computers-Memory Devices	4.0
Diversified Manufacturing Operations	3.2
Pharmacy Services	3.0
Medical Products	3.0
Finance-Credit Card	2.7
Multimedia	2.5
Wireless Equipment	2.4
Diversified Banking Institutions	2.4
Metal Processors & Fabrication	2.2
Retail-Discount	2.2
Web Portals/ISP	2.0
Transport-Services	2.0
Retail-Major Department Stores	2.0
Engines-Internal Combustion	1.9
Web Hosting/Design	1.8
Chemicals-Specialty	1.8
Hotels/Motels	1.8
Cosmetics & Toiletries	1.7
Airlines	1.6
Apparel Manufacturers	1.6
Medical-Wholesale Drug Distribution	1.6
Electronic Connectors	1.6
Medical-Drugs	1.6
Banks-Commercial	1.5
Electronic Components-Semiconductors	1.5
Commercial Services	1.5
E-Commerce/Services	1.5
Investment Management/Advisor Services	1.5
Cable/Satellite TV	1.4
Medical-HMO	1.4
Applications Software	1.3
Commercial Services-Finance	1.3
Industrial Automated/Robotic	1.3
Electronic Measurement Instruments	1.3
Computer Aided Design	1.3
Repurchase Agreement	1.2
Casino Hotels	1.2
Oil Companies-Integrated	1.1
E-Commerce/Products	1.0
Internet Infrastructure Software	0.9
Television	0.9
Software Tools	0.8
Oil-Field Services	0.8
Medical Labs & Testing Services	0.7

97.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.0%
Airlines — 1.6%
Delta Air Lines, Inc.†	197,676	$2,348,391

Apparel Manufacturers — 1.6%
Coach, Inc.	62,760	2,320,237

Applications Software — 1.3%
Salesforce.com, Inc.†	19,730	1,952,284

Auto-Cars/Light Trucks — 5.3%
Daimler AG (OTC US)†	64,330	3,477,036
Ford Motor Co.†	329,300	4,205,161

		7,682,197

Cable/Satellite TV — 1.4%
DIRECTV, Class A†	56,240	2,089,878

Casino Hotels — 1.2%
Las Vegas Sands Corp.†	65,317	1,754,415

Chemicals-Specialty — 1.8%
Ecolab, Inc.	53,200	2,602,012

Commercial Services — 1.5%
Alliance Data Systems Corp.†	37,463	2,153,373

Commercial Services-Finance — 1.3%
Mastercard, Inc., Class A	9,270	1,947,071

Computer Aided Design — 1.3%
Autodesk, Inc.†	63,060	1,862,792

Computers — 5.7%
Apple, Inc.†	32,004	8,233,029

Computers-Memory Devices — 4.0%
EMC Corp.†	198,120	3,920,795
NetApp, Inc.†	45,370	1,919,151

		5,839,946

Cosmetics & Toiletries — 1.7%
The Estee Lauder Cos., Inc., Class A	38,491	2,396,065

Diversified Banking Institutions — 2.4%
Bank of America Corp.	90,720	1,273,709
JPMorgan Chase & Co.	54,510	2,195,663

		3,469,372

Diversified Manufacturing Operations — 3.2%
Eaton Corp.	37,199	2,918,634
Parker Hannifin Corp.	27,250	1,692,770

		4,611,404

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	11,980	1,412,322

E-Commerce/Services — 1.5%
priceline.com, Inc.†	9,480	2,127,312

Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	47,204	1,700,760
Cree, Inc.†	6,920	490,213

		2,190,973

Electronic Connectors — 1.6%
Amphenol Corp., Class A	50,480	2,261,504

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.†	66,880	1,867,958

Engines-Internal Combustion — 1.9%
Cummins, Inc.	34,264	2,727,757

Finance-Credit Card — 2.7%
American Express Co.	88,080	3,931,891

Hotel/Motels — 1.8%
Marriott International, Inc., Class A	75,350	2,555,119

Industrial Automated/Robotic — 1.3%
Rockwell Automation, Inc.	34,820	1,885,503

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	14,790	1,299,006

Investment Management/Advisor Services — 1.5%
Invesco, Ltd.	107,570	2,101,918

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	14,130	1,031,207

Medical Products — 3.0%
Covidien PLC	53,390	1,992,515
Hospira, Inc.†	44,230	2,304,383

		4,296,898

Medical-Drugs — 1.5%
Allergan, Inc.	36,740	2,243,344

Medical-HMO — 1.4%
UnitedHealth Group, Inc.	64,780	1,972,551

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	36,580	2,297,956

Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	25,850	3,158,611

Multimedia — 2.5%
The Walt Disney Co.	106,028	3,572,083

Networking Products — 5.2%
Cisco Systems, Inc.†	221,050	5,099,623
Juniper Networks, Inc.†	86,760	2,410,193

		7,509,816

Oil Companies-Exploration & Production — 5.6%
Anadarko Petroleum Corp.	37,710	1,853,824
Newfield Exploration Co.†	40,850	2,183,841
Noble Energy, Inc.	32,600	2,186,156
Pioneer Natural Resources Co.	31,320	1,814,054

		8,037,875

Oil Companies-Integrated — 1.1%
ConocoPhillips	29,381	1,622,419

Oil-Field Services — 0.8%
Baker Hughes, Inc.	22,840	1,102,487

Pharmacy Services — 3.0%
Express Scripts, Inc.†	61,730	2,788,961
Medco Health Solutions, Inc.†	32,591	1,564,368

		4,353,329

Retail-Discount — 2.2%
Costco Wholesale Corp.	23,500	1,332,685
Target Corp.	35,130	1,802,872

		3,135,557

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	68,390	2,839,553

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Software Tools — 0.8%
VMware, Inc. Class A†	14,780	$1,145,893

Television — 0.9%
CBS Corp., Class B	84,380	1,247,136

Transport-Services — 2.0%
FedEx Corp.	35,316	2,915,336

Web Hosting/Design — 1.8%
Equinix, Inc.†	28,443	2,659,705

Web Portals/ISP — 2.0%
Google, Inc., Class A†	6,030	2,923,646

Wireless Equipment — 2.4%
American Tower Corp., Class A†	76,151	3,521,222

Total Common Stock (cost $128,532,298)		137,210,353

PREFERRED STOCK — 1.5%
Banks-Commercial — 1.5%
Itau Unibanco Holding SA ADR (cost $1,777,979)	99,630	2,230,716

Total Long-Term Investment Securities (cost $130,310,277)		139,441,069

REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $1,806,002 and collateralized by $1,805,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,843,988 (cost $1,806,000)	$1,806,000	1,806,000

TOTAL INVESTMENTS
(cost $132,116,277)(1)	97.8%	141,247,069
Other assets less liabilities	2.2	3,116,268

NET ASSETS	100.0%	$144,363,337

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Auto-Cars/Light Trucks	$7,682,197	$—	$—	$7,682,197
Computers	8,233,029	—	—	8,233,029
Networking Products	7,509,816	—	—	7,509,816
Oil Companies-Exploration & Production	8,037,875	—	—	8,037,875
Other Industries*	105,747,436	—	—	105,747,436
Preferred Stocks	2,230,716	—	—	2,230,716
Repurchase Agreement	—	1,806,000	—	1,806,000

Total	$139,441,069	$1,806,000	$—	$141,247,069

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (Unaudited)

Industry Allocation*

Computers	8.9%
Diversified Banking Institutions	4.2
Repurchase Agreement	4.1
Applications Software	3.8
Oil Companies-Exploration & Production	3.5
Electronic Components-Semiconductors	3.3
Retail-Discount	3.3
Web Portals/ISP	3.2
Medical-Biomedical/Gene	3.0
Beverages-Non-alcoholic	2.9
Oil-Field Services	2.8
Networking Products	2.8
E-Commerce/Products	2.6
Wireless Equipment	2.6
Transport-Rail	2.5
Enterprise Software/Service	2.5
Electric Products-Misc.	2.4
Retail-Apparel/Shoe	2.2
Aerospace/Defense-Equipment	2.1
Commercial Services-Finance	2.1
Cosmetics & Toiletries	1.8
Medical-Drugs	1.7
Multimedia	1.6
Pharmacy Services	1.6
Medical-Generic Drugs	1.6
Medical Instruments	1.5
Web Hosting/Design	1.4
Instruments-Scientific	1.3
Apparel Manufacturers	1.3
Diversified Manufacturing Operations	1.3
Casino Hotels	1.3
Computers-Memory Devices	1.2
Investment Management/Advisor Services	1.1
Semiconductor Equipment	1.1
Agricultural Chemicals	1.1
Metal-Copper	1.1
Retail-Drug Store	1.0
Aerospace/Defense	0.9
Machinery-Construction & Mining	0.9
Computer Services	0.8
Retail-Restaurants	0.8
Telecom Equipment-Fiber Optics	0.8
Industrial Gases	0.8
Hotels/Motels	0.7
Medical-Wholesale Drug Distribution	0.7
Banks-Super Regional	0.7
Finance-Credit Card	0.7
Electronic Measurement Instruments	0.6
Engines-Internal Combustion	0.5
Retail-Major Department Stores	0.5
Transport-Services	0.5
Finance-Investment Banker/Broker	0.5
X-Ray Equipment	0.5
Medical Products	0.4
Internet Content-Information/News	0.4

99.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.4%
Aerospace/Defense — 0.9%
Raytheon Co.	9,000	$416,430

Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	13,600	966,960

Agricultural Chemicals — 1.1%
Monsanto Co.	4,284	247,786
Potash Corp. of Saskatchewan, Inc.	2,363	247,808

		495,594

Apparel Manufacturers — 1.3%
Coach, Inc.	15,800	584,126

Applications Software — 3.8%
Microsoft Corp.	59,300	1,530,533
Salesforce.com, Inc.†	2,500	247,375

		1,777,908

Banks-Super Regional — 0.7%
Wells Fargo & Co.	11,200	310,576

Beverages-Non-alcoholic — 2.9%
PepsiCo, Inc.	20,404	1,324,424

Casino Hotels — 1.3%
Las Vegas Sands Corp.†	21,700	582,862

Commercial Services-Finance — 2.1%
Visa, Inc., Class A	13,100	960,885

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	7,000	381,920

Computers — 8.9%
Apple, Inc.†	10,050	2,585,362
Hewlett-Packard Co.	24,400	1,123,376
International Business Machines Corp.	3,400	436,560

		4,145,298

Computers-Memory Devices — 1.2%
EMC Corp.†	27,700	548,183

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	13,900	850,124

Diversified Banking Institutions — 4.2%
Bank of America Corp.	26,200	367,848
Citigroup, Inc.†	52,900	216,890
JPMorgan Chase & Co.	13,500	543,780
Morgan Stanley	13,800	372,462
The Goldman Sachs Group, Inc.	2,900	437,378

		1,938,358

Diversified Manufacturing Operations — 1.3%
Danaher Corp.	15,200	583,832

E-Commerce/Products — 2.6%
Amazon.com, Inc.†	5,800	683,762
MercadoLibre, Inc.†	8,700	526,350

		1,210,112

Electric Products-Misc. — 2.4%
AMETEK, Inc.	14,000	619,780
Emerson Electric Co.	9,800	485,492

		1,105,272

Electronic Components-Semiconductors — 3.3%
Avago Technologies, Ltd.†	21,724	472,714
Broadcom Corp., Class A	12,200	439,566
Intel Corp.	30,600	630,360

		1,542,640

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	10,200	284,886

Engines-Internal Combustion — 0.5%
Cummins, Inc.	3,100	246,791

Enterprise Software/Service — 2.5%
Oracle Corp.	49,400	1,167,816

Finance-Credit Card — 0.7%
American Express Co.	6,900	308,016

Finance-Investment Banker/Broker — 0.5%
The Charles Schwab Corp.	15,300	226,287

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	7,000	339,150

Industrial Gases — 0.8%
Praxair, Inc.	4,100	355,962

Instruments-Scientific — 1.3%
Thermo Fisher Scientific, Inc.†	13,396	600,945

Internet Content-Information/News — 0.4%
Baidu, Inc. ADR†	2,500	203,525

Investment Management/Advisor Services — 1.1%
Invesco, Ltd.	25,400	496,316

Machinery-Construction & Mining — 0.9%
Terex Corp.†	20,900	412,566

Medical Instruments — 1.5%
Medtronic, Inc.	8,500	314,245
St. Jude Medical, Inc.†	10,500	386,085

		700,330

Medical Products — 0.4%
Covidien PLC	5,500	205,260

Medical-Biomedical/Gene — 3.0%
Amgen, Inc.†	6,600	359,898
Celgene Corp.†	11,100	612,165
Gilead Sciences, Inc.†	13,200	439,824

		1,411,887

Medical-Drugs — 1.7%
Abbott Laboratories	7,350	360,738
Allergan, Inc.	6,900	421,314

		782,052

Medical-Generic Drugs — 1.6%
Mylan, Inc.†	22,400	389,760
Teva Pharmaceutical Industries, Ltd. ADR	6,759	330,177

		719,937

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	11,000	329,670

Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	6,900	493,626

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Multimedia — 1.6%
Time Warner, Inc.	7,500	$235,950
Viacom, Inc., Class B	15,900	525,336

		761,286

Networking Products — 2.8%
Cisco Systems, Inc.†	56,100	1,294,227

Oil Companies-Exploration & Production — 3.5%
Apache Corp.	4,850	463,563
Occidental Petroleum Corp.	12,400	966,332
Ultra Petroleum Corp.†	4,700	199,139

		1,629,034

Oil-Field Services — 2.8%
Halliburton Co.	10,700	319,716
Schlumberger, Ltd.	16,450	981,407

		1,301,123

Pharmacy Services — 1.6%
Express Scripts, Inc.†	16,216	732,639

Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	14,200	524,548
Limited Brands, Inc.	19,900	510,236

		1,034,784

Retail-Discount — 3.3%
Target Corp.	11,600	595,312
Wal-Mart Stores, Inc.	18,100	926,539

		1,521,851

Retail-Drug Store — 1.0%
CVS Caremark Corp.	15,090	463,112

Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	10,000	246,300

Retail-Restaurants — 0.8%
McDonald’s Corp.	5,200	362,596

Semiconductor Equipment — 1.1%
ASML Holding NV	15,400	495,726

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	20,000	$362,400

Transport-Rail — 2.5%
Union Pacific Corp.	15,700	1,172,319

Transport-Services — 0.5%
FedEx Corp.	2,900	239,395

Web Hosting/Design — 1.4%
Equinix, Inc.†	6,927	647,744

Web Portals/ISP — 3.2%
Google, Inc., Class A†	2,650	1,284,853
Yahoo!, Inc.†	14,800	205,424

		1,490,277

Wireless Equipment — 2.6%
American Tower Corp., Class A†	8,000	369,920
QUALCOMM, Inc.	21,600	822,528

		1,192,448

X-Ray Equipment — 0.5%
Hologic, Inc.†	15,550	219,877

Total Long-Term Investment Securities (cost $42,947,057)		44,177,664

REPURCHASE AGREEMENT — 4.1%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $1,914,000)	$1,914,000	1,914,000

TOTAL INVESTMENTS (cost $44,861,057)(2)	99.5%	46,091,664
Other assets less liabilities	0.5	212,834

NET ASSETS	100.0%	$46,304,498

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$4,145,298	$—	$—	$4,145,298
Other Industries*	40,032,366	—	—	40,032,366
Repurchase Agreement	—	1,914,000	—	1,914,000

Total	$44,177,664	$1,914,000	$—	$46,091,664

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	76.6%
Wireless Equipment	7.9
Commercial Paper	6.7
Real Estate Operations & Development	5.5
Transport-Marine	3.1

99.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK — 88.4%
Real Estate Investment Trusts — 71.9%
Alexandria Real Estate Equities, Inc.	191,900	$13,538,545
American Campus Communities, Inc.	408,900	11,837,655
Boston Properties, Inc.	114,555	9,382,054
CBL & Associates Properties, Inc.	222,060	3,124,384
Cogdell Spencer, Inc.	560,750	4,166,372
Corporate Office Properties Trust	361,700	13,563,750
DCT Industrial Trust, Inc.	1,904,900	8,933,981
Digital Realty Trust, Inc.	263,200	16,639,504
Douglas Emmett, Inc.	623,090	9,851,053
Dupont Fabros Technology, Inc.	349,900	8,831,476
Entertainment Properties Trust	136,700	5,705,858
Essex Property Trust, Inc.	101,672	10,686,744
Federal Realty Investment Trust	129,030	10,088,856
Highwoods Properties, Inc.	167,400	5,241,294
LaSalle Hotel Properties	170,300	4,039,516
Regency Centers Corp.	243,300	9,182,142
Simon Property Group, Inc.	65,076	5,806,081
Taubman Centers, Inc.	94,460	3,871,915
UDR, Inc.	166,016	3,504,598
Ventas, Inc.	167,700	8,505,744
Vornado Realty Trust	119,787	9,915,968

		176,417,490

Real Estate Operations & Development — 5.5%
Forest City Enterprises, Inc., Class A†	1,065,355	13,530,009

Transport-Marine — 3.1%
Alexander & Baldwin, Inc.	224,202	7,521,977

Wireless Equipment — 7.9%
American Tower Corp., Class A†	126,800	5,863,232
Crown Castle International Corp.†	178,300	7,044,633
SBA Communications Corp., Class A†	178,300	6,450,894

		19,358,759

Total Common Stock (cost $182,750,220)		216,828,235

PREFERRED STOCK — 4.5%
Real Estate Investment Trusts — 4.5%
AMB Property Corp. Series M 6.75%	93,800	2,208,052
CBL & Associates Properties, Inc. Series D 7.38%	75,800	1,695,646
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,996,510
Equity Residential Properties, Series E 7.00% (convertible)	13,600	686,800
SL Green Realty Corp. Series C 7.63%	179,890	4,389,316

Total Preferred Stock (cost $5,235,036)		10,976,324

CONVERTIBLE BONDS & NOTES — 0.2%
Real Estate Investment Trusts — 0.2%
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27* (cost $502,769)	$510,000	494,700

Total Long-Term Investment Securities (cost $188,488,025)		228,299,259

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Commercial Paper — 6.7%
Intesa Funding LLC 0.26% due 08/05/10	7,300,000	7,299,789
Societe Generale North America 0.22% due 08/02/10	9,249,000	9,248,944

Total Short-Term Investment Securities (cost $16,548,733)		16,548,733

TOTAL INVESTMENTS (cost $205,036,758)(1)	99.8%	244,847,992
Other assets less liabilities	0.2	554,549

NET ASSETS	100.0%	$245,402,541

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $494,700 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$176,417,490	$—	$—	$176,417,490
Real Estate Operations & Development	13,530,009	—	—	13,530,009
Wireless Equipment	19,358,759	—	—	19,358,759
Other Industries*	7,521,977	—	—	7,521,977
Preferred Stock	10,976,324	—	—	10,976,324
Convertible Bonds & Notes	—	494,700	—	494,700
Short-Term Investment Securities:
Commercial Paper	—	16,548,733	—	16,548,733

Total	$227,804,559	$17,043,433	$—	$244,847,992

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

U.S. Government Agencies	4.8%
Insurance-Reinsurance	3.8
Oil & Gas Drilling	3.4
Retail-Apparel/Shoe	3.3
Diversified Manufacturing Operations	3.2
Insurance-Life/Health	2.8
Machinery-General Industrial	2.7
Insurance-Property/Casualty	2.7
Transport-Marine	2.7
Steel-Producers	2.6
Electronic Components-Misc.	2.5
Oil-Field Services	2.5
Building-Mobile Home/Manufactured Housing	2.4
Machine Tools & Related Products	2.3
Insurance-Multi-line	2.2
Electric-Integrated	2.1
Building & Construction Products-Misc.	2.1
Instruments-Controls	2.0
Home Furnishings	2.0
Banks-Commercial	2.0
Metal Processors & Fabrication	1.9
Auto/Truck Parts & Equipment-Original	1.6
Retail-Major Department Stores	1.6
Chemicals-Diversified	1.6
Chemicals-Specialty	1.6
Insurance Brokers	1.5
Building-Residential/Commercial	1.5
Transport-Services	1.4
Gas-Distribution	1.4
Coatings/Paint	1.4
Industrial Automated/Robotic	1.3
Medical Products	1.3
Building-Maintenance & Services	1.2
Retail-Automobile	1.2
Building Products-Wood	1.2
Retail-Convenience Store	1.2
Medical Sterilization Products	1.1
Research & Development	1.1
Transport-Rail	1.1
Machinery-Pumps	1.1
Semiconductor Equipment	1.1
Identification Systems	1.1
Retail-Discount	1.0
Airlines	0.9
Machinery-Construction & Mining	0.9
Building-Heavy Construction	0.9
Auto-Truck Trailers	0.8
Environmental Monitoring & Detection	0.8
Intimate Apparel	0.8
Building Products-Doors & Windows	0.8
Leisure Products	0.7
Engines-Internal Combustion	0.7
Retail-Hair Salons	0.7
Machinery-Electrical	0.7
Lasers-System/Components	0.7
Engineering/R&D Services	0.7
Food-Misc.	0.6
Retail-Leisure Products	0.6
Advanced Materials	0.6
Human Resources	0.6
Coal	0.5
Miscellaneous Manufacturing	0.5
Paper & Related Products	0.4
Retail-Home Furnishings	0.4
Power Converter/Supply Equipment	0.4
Footwear & Related Apparel	0.2
Machinery-Farming	0.2
Computers-Integrated Systems	0.2

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.1%
Advanced Materials — 0.6%
Ceradyne, Inc.†	38,100	$885,825

Airlines — 0.9%
Skywest, Inc.	110,500	1,375,725

Auto-Truck Trailers — 0.8%
Wabash National Corp.†	144,400	1,208,628

Auto/Truck Parts & Equipment-Original — 1.6%
Autoliv, Inc.	41,300	2,372,272

Banks-Commercial — 2.0%
Chemical Financial Corp.	55,100	1,236,995
Peoples Bancorp, Inc.	12,800	220,800
Trustco Bank Corp. NY	236,000	1,373,520

		2,831,315

Building & Construction Products-Misc. — 2.1%
Drew Industries, Inc.†	11,200	236,656
Gibraltar Industries, Inc.†	127,800	1,378,962
Simpson Manufacturing Co., Inc.	53,900	1,390,081

		3,005,699

Building Products-Doors & Windows — 0.8%
Apogee Enterprises, Inc.	99,900	1,124,874

Building Products-Wood — 1.2%
Universal Forest Products, Inc.	57,000	1,765,290

Building-Heavy Construction — 0.9%
Granite Construction, Inc.	54,400	1,264,800

Building-Maintenance & Services — 1.2%
ABM Industries, Inc.	83,300	1,807,610

Building-Mobile Home/Manufactured Housing — 2.4%
Thor Industries, Inc.	95,000	2,644,800
Winnebago Industries, Inc.†	74,000	773,300

		3,418,100

Building-Residential/Commercial — 1.5%
D.R. Horton, Inc.	57,000	628,140
M/I Homes, Inc.†	60,100	634,055
MDC Holdings, Inc.	29,600	861,952

		2,124,147

Chemicals-Diversified — 1.6%
Westlake Chemical Corp.	95,300	2,357,722

Chemicals-Specialty — 1.6%
Cabot Corp.	49,300	1,454,350
Sensient Technologies Corp.	28,000	824,880

		2,279,230

Coal — 0.5%
Arch Coal, Inc.	19,100	452,479
CONSOL Energy, Inc.	3,200	119,936
Peabody Energy Corp.	2,700	121,905

		694,320

Coatings/Paint — 1.4%
RPM International, Inc.	104,700	1,965,219

Computers-Integrated Systems — 0.2%
Diebold, Inc.	9,000	257,580

Diversified Manufacturing Operations — 3.2%
AO Smith Corp.	17,300	945,964
Carlisle Cos., Inc.	47,400	1,596,432
Trinity Industries, Inc.	105,000	2,138,850

		4,681,246

Electric-Integrated — 2.1%
NV Energy, Inc.	156,900	1,992,630
PNM Resources, Inc.	90,000	1,064,700

		3,057,330

Electronic Components-Misc. — 2.5%
Benchmark Electronics, Inc.†	119,000	1,987,300
Gentex Corp.	88,000	1,695,760

		3,683,060

Engineering/R&D Services — 0.7%
EMCOR Group, Inc.†	37,900	985,779

Engines-Internal Combustion — 0.7%
Briggs & Stratton Corp.	56,004	1,062,396

Environmental Monitoring & Detection — 0.8%
Mine Safety Appliances Co.	48,000	1,202,400

Food-Misc. — 0.6%
Lancaster Colony Corp.	17,500	908,600

Footwear & Related Apparel — 0.2%
The Timberland Co., Class A†	19,000	334,780

Gas-Distribution — 1.4%
Atmos Energy Corp.	20,000	580,000
Energen Corp.	31,400	1,395,416

		1,975,416

Home Furnishings — 2.0%
American Woodmark Corp.	45,000	743,850
Bassett Furniture Industries, Inc.†	11,000	52,910
Ethan Allen Interiors, Inc.	22,000	337,480
Hooker Furniture Corp.	70,500	833,310
La-Z-Boy, Inc.†	105,000	898,800

		2,866,350

Human Resources — 0.6%
Administaff, Inc.	32,000	833,920

Identification Systems — 1.1%
Brady Corp., Class A	55,500	1,543,455

Industrial Automated/Robotic — 1.3%
Nordson Corp.	31,000	1,954,550

Instruments-Controls — 2.0%
Mettler-Toledo International, Inc.†	15,000	1,752,000
Watts Water Technologies, Inc., Class A	36,200	1,165,640

		2,917,640

Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	39,100	993,922
Erie Indemnity Co., Class A	25,600	1,255,168

		2,249,090

Insurance-Life/Health — 2.8%
Protective Life Corp.	134,000	3,013,660
StanCorp Financial Group, Inc.	26,900	1,013,861

		4,027,521

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 2.2%
American National Insurance Co.	10,100	$790,628
Old Republic International Corp.	186,600	2,334,366

		3,124,994

Insurance-Property/Casualty — 2.7%
HCC Insurance Holdings, Inc.	22,900	598,148
RLI Corp.	20,300	1,126,447
The Hanover Insurance Group, Inc.	17,000	745,110
Tower Group, Inc.	70,000	1,508,500

		3,978,205

Insurance-Reinsurance — 3.8%
Aspen Insurance Holdings, Ltd.	67,000	1,832,450
Montpelier Re Holdings, Ltd.	84,300	1,370,718
Transatlantic Holdings, Inc.	17,000	812,770
Validus Holdings, Ltd.	62,058	1,541,521

		5,557,459

Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	27,000	1,127,790

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	47,000	989,820

Leisure Products — 0.7%
Brunswick Corp.	63,000	1,065,960

Machine Tools & Related Products — 2.3%
Kennametal, Inc.	61,800	1,692,702
Lincoln Electric Holdings, Inc.	28,500	1,573,770

		3,266,472

Machinery-Construction & Mining — 0.9%
Astec Industries, Inc.†	40,500	1,269,675

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	33,000	1,014,750

Machinery-Farming — 0.2%
CNH Global NV†	9,000	277,020

Machinery-General Industrial — 2.7%
Applied Industrial Technologies, Inc.	28,600	800,800
Gardner Denver, Inc.	36,900	1,873,413
Roper Industries, Inc.	21,000	1,312,500

		3,986,713

Machinery-Pumps — 1.1%
Graco, Inc.	50,000	1,578,500

Medical Products — 1.3%
Teleflex, Inc.	23,400	1,326,078
West Pharmaceutical Services, Inc.	14,700	534,198

		1,860,276

Medical Sterilization Products — 1.1%
STERIS Corp.	52,000	1,653,080

Metal Processors & Fabrication — 1.9%
CIRCOR International, Inc.	21,200	663,136
Mueller Industries, Inc.	66,700	1,648,824
Timken Co.	14,800	497,576

		2,809,536

Miscellaneous Manufacturing — 0.5%
Aptargroup, Inc.	15,600	671,892

Oil & Gas Drilling — 3.4%
Atwood Oceanics, Inc.†	51,000	1,387,200
Rowan Cos., Inc.†	84,000	2,121,840
Unit Corp.†	33,500	1,370,150

		4,879,190

Oil-Field Services — 2.5%
Global Industries, Ltd.†	182,000	862,680
Helix Energy Solutions Group, Inc.†	96,000	901,440
Oil States International, Inc.†	39,200	1,800,848

		3,564,968

Paper & Related Products — 0.4%
P.H. Glatfelter Co.	53,344	609,722

Power Converter/Supply Equipment — 0.4%
Powell Industries, Inc.†	15,600	512,616

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	67,600	1,639,976

Retail-Apparel/Shoe — 3.3%
Brown Shoe Co., Inc.	104,200	1,523,404
Cato Corp., Class A	5,800	135,024
Christopher & Banks Corp.	150,000	1,108,500
Gymboree Corp.†	12,100	523,930
The Men’s Wearhouse, Inc.	76,500	1,488,690

		4,779,548

Retail-Automobile — 1.2%
Group 1 Automotive, Inc.†	63,813	1,768,896

Retail-Convenience Store — 1.2%
Casey’s General Stores, Inc.	45,100	1,725,075

Retail-Discount — 1.0%
Fred’s, Inc.	110,000	1,192,400
Tuesday Morning Corp.†	64,000	279,040

		1,471,440

Retail-Hair Salons — 0.7%
Regis Corp.	69,000	1,050,870

Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.†	78,000	545,220

Retail-Leisure Products — 0.6%
West Marine, Inc.†	86,700	899,946

Retail-Major Department Stores — 1.6%
J.C. Penney Co., Inc.	58,000	1,428,540
Saks, Inc.†	114,000	935,940

		2,364,480

Semiconductor Equipment — 1.1%
Cohu, Inc.	99,864	1,565,868

Steel-Producers — 2.6%
Reliance Steel & Aluminum Co.	48,000	1,885,440
Steel Dynamics, Inc.	115,000	1,646,800
United States Steel Corp.	6,500	288,145

		3,820,385

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Marine — 2.7%
Overseas Shipholding Group, Inc.	26,500	$1,039,595
Teekay Corp.	34,479	952,310
Tidewater, Inc.	48,400	1,983,432

		3,975,337

Transport-Rail — 1.1%
Genesee & Wyoming, Inc., Class A†	40,000	1,635,200

Transport-Services — 1.4%
Bristow Group, Inc.†	60,600	2,025,858

Total Long-Term Investment Securities (cost $136,283,759)		138,088,626

SHORT-TERM INVESTMENT SECURITIES — 4.8%
U.S. Government Agencies — 4.8%
Federal Home Loan Bank Discount Notes 0.60% due 08/02/10 (cost $6,999,988)	$7,000,000	6,999,988

TOTAL INVESTMENTS (cost $143,283,747)(1)	99.9%	145,088,614
Other assets less liabilities	0.1	84,250

NET ASSETS	100.0%	$145,172,864

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$138,088,626	$—	$—	$138,088,626
Short-Term Investment Securities:
U.S. Government Agencies	—	6,999,988	—	6,999,988

Total	$138,088,626	$6,999,988	$—	$145,088,614

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	3.7%
Electronic Components-Semiconductors	3.3
Retail-Apparel/Shoe	3.1
Telecom Services	2.9
Investment Management/Advisor Services	2.8
Human Resources	2.6
Engines-Internal Combustion	2.5
Electronic Components-Misc.	2.2
Medical-Drugs	2.0
Computer Services	2.0
Machinery-General Industrial	1.9
Coatings/Paint	1.9
Commercial Services-Finance	1.9
Medical-HMO	1.9
Distribution/Wholesale	1.8
Repurchase Agreement	1.7
Broadcast Services/Program	1.7
Computers-Memory Devices	1.6
Aerospace/Defense-Equipment	1.4
Medical-Biomedical/Gene	1.4
Computers-Integrated Systems	1.3
Banks-Commercial	1.3
Commercial Services	1.3
Retail-Sporting Goods	1.3
Semiconductor Components-Integrated Circuits	1.3
Medical-Outpatient/Home Medical	1.3
Electronic Connectors	1.2
Dialysis Centers	1.2
Containers-Paper/Plastic	1.1
Motorcycle/Motor Scooter	1.1
Airlines	1.1
Metal-Iron	1.1
Building Products-Air & Heating	1.1
Containers-Metal/Glass	1.1
Metal Processors & Fabrication	1.1
Computer Aided Design	1.1
Oil Field Machinery & Equipment	1.1
Internet Infrastructure Software	1.1
Semiconductor Equipment	1.1
Oil-Field Services	1.0
Hotels/Motels	1.0
Retail-Mail Order	1.0
Advertising Sales	1.0
Web Hosting/Design	1.0
Applications Software	1.0
Beverages-Non-alcoholic	1.0
Networking Products	1.0
Enterprise Software/Service	1.0
Hazardous Waste Disposal	1.0
Internet Security	1.0
Audio/Video Products	1.0
Transport-Truck	1.0
Pharmacy Services	1.0
Schools	0.9
Transport-Services	0.9
Rental Auto/Equipment	0.9
Cruise Lines	0.9
Medical Instruments	0.9
Industrial Audio & Video Products	0.9
Apparel Manufacturers	0.8
Power Converter/Supply Equipment	0.8
Retail-Office Supplies	0.8
Finance-Investment Banker/Broker	0.8
Decision Support Software	0.8
Retail-Discount	0.8
Industrial Automated/Robotic	0.8
Engineering/R&D Services	0.8
Banks-Super Regional	0.8
Retirement/Aged Care	0.7
Diversified Manufacturing Operations	0.7
Medical Information Systems	0.7
Retail-Restaurants	0.7
E-Commerce/Services	0.7
Insurance-Property/Casualty	0.6
Auction Houses/Art Dealers	0.6
Dental Supplies & Equipment	0.4
Casino Hotels	0.4
Medical Labs & Testing Services	0.2
Telecommunication Equipment	0.1

99.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.3%
Advertising Sales — 1.0%
Lamar Advertising Co., Class A†	54,100	$1,479,635

Aerospace/Defense-Equipment — 1.4%
Goodrich Corp.	28,500	2,076,795

Airlines — 1.1%
Delta Air Lines, Inc.†	138,400	1,644,192

Apparel Manufacturers — 0.8%
Polo Ralph Lauren Corp.	15,200	1,200,952

Applications Software — 1.0%
Salesforce.com, Inc.†	14,800	1,464,460

Auction House/Art Dealers — 0.6%
Sotheby’s	30,300	822,039

Audio/Video Products — 1.0%
Harman International Industries, Inc.†	46,200	1,404,942

Banks-Commercial — 1.3%
BB&T Corp.	37,300	926,159
BOK Financial Corp.	20,200	983,942

		1,910,101

Banks-Super Regional — 0.8%
Comerica, Inc.	28,800	1,104,768

Beverages-Non-alcoholic — 1.0%
Dr Pepper Snapple Group, Inc.	38,600	1,449,430

Broadcast Services/Program — 1.7%
Discovery Communications, Inc., Class A†	34,000	1,312,740
Scripps Networks Interactive Inc., Class A	25,700	1,095,591

		2,408,331

Building Products-Air & Heating — 1.1%
Lennox International, Inc.	36,600	1,598,322

Casino Hotels — 0.4%
MGM Resorts International†	59,500	646,170

Coatings/Paint — 1.9%
The Sherwin-Williams Co.	39,400	2,724,510

Commercial Services — 1.3%
Alliance Data Systems Corp.†	32,300	1,856,604

Commercial Services-Finance — 1.9%
Green Dot Corp., Class A†	3,700	160,950
Mastercard, Inc., Class A	6,370	1,337,955
The Western Union Co.	75,000	1,217,250

		2,716,155

Computer Aided Design — 1.1%
ANSYS, Inc.†	34,742	1,561,653

Computer Services — 2.0%
CGI Group, Inc., Class A†	70,700	1,008,889
Cognizant Technology Solutions Corp., Class A†	33,900	1,849,584

		2,858,473

Computers-Integrated Systems — 1.3%
MICROS Systems, Inc.†	53,800	1,924,964

Computers-Memory Devices — 1.6%
NetApp, Inc.†	53,600	2,267,280

Containers-Metal/Glass — 1.1%
Greif, Inc., Class A	26,800	1,598,084

Containers-Paper/Plastic — 1.1%
Bemis Co., Inc.	55,400	1,659,784

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.†	44,800	1,292,928

Decision Support Software — 0.8%
MSCI, Inc., Class A†	36,200	1,168,174

Dental Supplies & Equipment — 0.4%
Sirona Dental Systems, Inc.†	21,000	646,380

Dialysis Centers — 1.2%
DaVita, Inc.†	29,280	1,678,330

Distribution/Wholesale — 1.8%
WW Grainger, Inc.	23,100	2,587,431

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	31,600	1,064,288

E-Commerce/Services — 0.7%
NetFlix, Inc.†	9,300	953,715

Electronic Components-Misc. — 2.2%
Gentex Corp.	74,825	1,441,878
Tyco Electronics, Ltd.	66,500	1,795,500

		3,237,378

Electronic Components-Semiconductors — 3.3%
Broadcom Corp., Class A	54,120	1,949,943
Cree, Inc.†	16,100	1,140,524
MEMC Electronic Materials, Inc.†	70,900	677,804
Microchip Technology, Inc.	32,500	989,625

		4,757,896

Electronic Connectors — 1.2%
Amphenol Corp., Class A	39,200	1,756,160

Engineering/R&D Services — 0.8%
Aecom Technology Corp.†	46,800	1,129,752

Engines-Internal Combustion — 2.5%
Cummins, Inc.	45,500	3,622,255

Enterprise Software/Service — 1.0%
Concur Technologies, Inc.†	31,200	1,443,936

Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.†	75,680	1,191,203

Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†	22,760	1,433,880

Hotel/Motels — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	31,000	1,501,950

Human Resources — 2.6%
Hewitt Associates, Inc., Class A†	50,700	2,489,370
Robert Half International, Inc.	49,000	1,233,820

		3,723,190

Industrial Audio & Video Products — 0.9%
Dolby Laboratories, Inc., Class A†	19,480	1,236,396

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	21,000	1,137,150

Insurance-Property/Casualty — 0.6%
HCC Insurance Holdings, Inc.	34,700	906,364

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	17,600	$1,545,808

Internet Security — 1.0%
McAfee, Inc.†	43,000	1,423,300

Investment Management/Advisor Services — 2.8%
Invesco, Ltd.	67,100	1,311,134
Och Ziff Capital Management, Class A	76,120	1,045,889
T. Rowe Price Group, Inc.	33,930	1,636,444

		3,993,467

Machinery-General Industrial — 1.9%
Roper Industries, Inc.	18,810	1,175,625
Wabtec Corp.	35,800	1,597,038

		2,772,663

Medical Information Systems — 0.7%
Cerner Corp.†	12,470	965,801

Medical Instruments — 0.9%
Thoratec Corp.†	34,800	1,279,944

Medical Labs & Testing Services — 0.2%
Covance, Inc.†	6,880	266,669

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	19,200	1,043,712
Illumina, Inc.†	22,620	1,014,055

		2,057,767

Medical-Drugs — 2.0%
Biovail Corp.	135,400	2,963,906

Medical-HMO — 1.9%
Coventry Health Care, Inc.†	73,400	1,455,522
Humana, Inc.†	26,320	1,237,566

		2,693,088

Medical-Outpatient/Home Medical — 1.3%
Lincare Holdings, Inc.	76,250	1,811,700

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	13,070	1,597,023

Metal-Iron — 1.1%
Cliffs Natural Resources, Inc.	28,300	1,600,931

Motorcycle/Motor Scooter — 1.1%
Harley-Davidson, Inc.	60,600	1,650,138

Networking Products — 1.0%
Juniper Networks, Inc.†	52,100	1,447,338

Oil Companies-Exploration & Production — 3.7%
Cabot Oil & Gas Corp.	43,600	1,328,492
Concho Resources, Inc.†	29,900	1,793,402
Forest Oil Corp.†	78,530	2,245,173

		5,367,067

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	39,050	1,545,989

Oil-Field Services — 1.0%
CARBO Ceramics, Inc.	10,800	866,160
Oceaneering International, Inc.†	12,960	641,261

		1,507,421

Pharmacy Services — 1.0%
Express Scripts, Inc.†	31,000	1,400,580

Power Converter/Supply Equipment — 0.8%
Hubbell, Inc., Class B	25,300	1,193,907

Rental Auto/Equipment — 0.9%
Avis Budget Group, Inc.†	104,800	1,293,232

Retail-Apparel/Shoe — 3.1%
Chico’s FAS, Inc.	73,000	684,010
Express, Inc.†	68,000	1,193,400
J Crew Group, Inc.†	22,833	813,540
Phillips-Van Heusen Corp.	33,301	1,727,989

		4,418,939

Retail-Discount — 0.8%
HSN, Inc.†	39,500	1,161,300

Retail-Mail Order — 1.0%
Williams-Sonoma, Inc.	56,000	1,495,760

Retail-Office Supplies — 0.8%
OfficeMax, Inc.†	83,400	1,191,786

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	6,500	961,350

Retail-Sporting Goods — 1.3%
Dick’s Sporting Goods, Inc.†	70,100	1,844,331

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.†	75,600	1,072,008

Schools — 0.9%
Education Management Corp.†	83,688	1,321,433

Semiconductor Components-Integrated Circuits — 1.3%
Marvell Technology Group, Ltd.†	123,300	1,839,636

Semiconductor Equipment — 1.1%
Varian Semiconductor Equipment Associates, Inc.†	54,500	1,540,170

Telecom Services — 2.9%
Amdocs, Ltd.†	78,900	2,156,337
tw telecom, Inc.†	107,360	2,031,251

		4,187,588

Telecommunication Equipment — 0.1%
CommScope, Inc.†	9,900	201,366

Transport-Services — 0.9%
Expeditors International of Washington, Inc.	30,400	1,296,256

Transport-Truck — 1.0%
Landstar System, Inc.	34,600	1,402,684

Web Hosting/Design — 1.0%
Equinix, Inc.†	15,800	1,477,458

Total Long-Term Investment Securities (cost $123,980,075)		140,636,204

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $2,476,002 and collateralized by $2,475,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $2,528,460 (cost $2,476,000)	$2,476,000	$2,476,000
TOTAL INVESTMENTS (cost $126,456,075)(1)	99.0%	143,112,204
Other assets less liabilities	1.0	1,489,540

NET ASSETS	100.0%	$144,601,744

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$140,636,204	$—	$—	$140,636,204
Repurchase Agreement	—	2,476,000	—	2,476,000

Total	$140,636,204	$2,476,000	$—	$143,112,204

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Oil Companies-Exploration & Production	5.1
Electronic Components-Semiconductors	4.6
Cellular Telecom	4.4
Retail-Apparel/Shoe	3.7
Diversified Manufacturing Operations	3.5
Commercial Services	3.5
E-Services/Consulting	3.0
E-Commerce/Services	2.5
Therapeutics	2.5
Computer Services	2.5
Consulting Services	2.5
Schools	2.5
Wireless Equipment	2.5
Casino Services	2.3
Medical-Generic Drugs	2.1
Distribution/Wholesale	2.0
Hotels/Motels	2.0
Medical-Biomedical/Gene	1.9
Recreational Vehicles	1.7
Machinery-General Industrial	1.7
Leisure Products	1.6
Theaters	1.5
Entertainment Software	1.5
Repurchase Agreement	1.4
Human Resources	1.4
Chemicals-Specialty	1.3
Commercial Services-Finance	1.3
Metal Processors & Fabrication	1.3
Printing-Commercial	1.2
Auto-Heavy Duty Trucks	1.1
Finance-Investment Banker/Broker	1.1
Machinery-Construction & Mining	1.1
Advertising Agencies	1.0
Engineering/R&D Services	0.9
Internet Security	0.9
Retail-Sporting Goods	0.9
Audio/Video Products	0.9
Insurance-Property/Casualty	0.9
Electronic Connectors	0.8
Chemicals-Diversified	0.8
Computers-Integrated Systems	0.8
Diagnostic Equipment	0.8
Medical-HMO	0.8
Instruments-Scientific	0.7
Retail-Bedding	0.7
Semiconductor Components-Integrated Circuits	0.7
Rental Auto/Equipment	0.7
Real Estate Management/Services	0.7
Retail-Computer Equipment	0.7
Industrial Audio & Video Products	0.7
Containers-Metal/Glass	0.7
Transport-Services	0.7
Retirement/Aged Care	0.6
Dental Supplies & Equipment	0.6
Web Hosting/Design	0.5
Racetracks	0.5
Semiconductor Equipment	0.5
Appliances	0.5

98.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.9%
Advertising Agencies — 1.0%
The Interpublic Group of Cos., Inc.†	65,500	$598,670

Appliances — 0.5%
Whirlpool Corp.	3,400	283,220

Audio/Video Products — 0.9%
TiVo, Inc.†	62,400	535,392

Auto-Heavy Duty Trucks — 1.1%
Navistar International Corp.†	5,900	305,089
Oshkosh Corp.†	11,800	405,684

		710,773

Casino Services — 2.3%
Scientific Games Corp., Class A†	137,665	1,457,872

Cellular Telecom — 4.4%
MetroPCS Communications, Inc.†	83,800	750,010
NII Holdings, Inc.†	54,400	2,037,824

		2,787,834

Chemicals-Diversified — 0.8%
Celanese Corp., Series A	18,100	508,429

Chemicals-Specialty — 1.3%
Ecolab, Inc.	17,300	846,143

Commercial Services — 3.5%
Alliance Data Systems Corp.†	24,400	1,402,512
Live Nation Entertainment, Inc.†	84,491	779,852

		2,182,364

Commercial Services-Finance — 1.3%
Wright Express Corp.†	24,024	840,600

Computer Services — 2.5%
Cognizant Technology Solutions Corp., Class A†	8,600	469,216
IHS, Inc., Class A†	17,500	1,107,925

		1,577,141

Computers-Integrated Systems — 0.8%
MICROS Systems, Inc.†	14,200	508,076

Consulting Services — 2.5%
Gartner, Inc.†	62,248	1,566,782

Containers-Metal/Glass — 0.7%
Owens-Illinois, Inc.†	15,500	428,575

Dental Supplies & Equipment — 0.6%
DENTSPLY International, Inc.	12,800	384,256

Diagnostic Equipment — 0.8%
Gen-Probe, Inc.†	11,000	494,670

Distribution/Wholesale — 2.0%
LKQ Corp.†	27,300	539,994
WESCO International, Inc.†	20,500	736,565

		1,276,559

Diversified Manufacturing Operations — 3.5%
Acuity Brands, Inc.	7,600	320,188
Ingersoll-Rand PLC	12,800	479,488
ITT Corp.	20,100	947,112
Leggett & Platt, Inc.	22,100	460,564

		2,207,352

E-Commerce/Services — 2.5%
Expedia, Inc.	31,300	709,884
NetFlix, Inc.†	3,800	389,690
priceline.com, Inc.†	2,200	493,680

		1,593,254

E-Services/Consulting — 3.0%
GSI Commerce, Inc.†	84,215	1,896,522

Electronic Components-Semiconductors — 4.6%
Altera Corp.	14,200	393,624
Microsemi Corp.†	73,800	1,177,848
PMC — Sierra, Inc.†	162,000	1,312,200

		2,883,672

Electronic Connectors — 0.8%
Thomas & Betts Corp.†	13,300	527,212

Engineering/R&D Services — 0.9%
URS Corp.†	14,500	585,655

Entertainment Software — 1.5%
Activision Blizzard, Inc.	77,500	920,700

Finance-Investment Banker/Broker — 1.1%
Raymond James Financial, Inc.	25,900	691,012

Hotels/Motels — 2.0%
Hyatt Hotels Corp., Class A†	18,150	709,847
Marriott International, Inc., Class A	15,300	518,823

		1,228,670

Human Resources — 1.4%
Manpower, Inc.	18,000	863,640

Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Inc., Class A†	7,100	450,637

Instruments-Scientific — 0.7%
PerkinElmer, Inc.	23,800	463,148

Insurance-Property/Casualty — 0.9%
The Hanover Insurance Group, Inc.	12,200	534,726

Internet Security — 0.9%
McAfee, Inc.†	16,400	542,840

Leisure Products — 1.6%
WMS Industries, Inc.†	26,200	1,008,962

Machinery-Construction & Mining — 1.1%
Bucyrus International, Inc.	10,800	671,976

Machinery-General Industrial — 1.7%
Gardner Denver, Inc.	21,116	1,072,059

Medical-Biomedical/Gene — 1.9%
Acorda Therapeutics, Inc.†	20,300	656,502
Vertex Pharmaceuticals, Inc.†	16,900	568,854

		1,225,356

Medical-Drugs — 7.0%
Auxilium Pharmaceuticals, Inc.†	18,700	421,872
Biovail Corp.	45,200	989,428
Forest Laboratories, Inc.†	25,900	718,725
Shire PLC ADR	32,900	2,265,823

		4,395,848

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Generic Drugs — 2.1%
Mylan, Inc.†	41,300	$718,620
Perrigo Co.	10,700	599,307

		1,317,927

Medical-HMO — 0.8%
Humana, Inc.†	10,500	493,710

Metal Processors & Fabrication — 1.3%
Timken Co.	23,700	796,794

Oil Companies-Exploration & Production — 5.1%
Concho Resources, Inc.†	10,700	641,786
Petrohawk Energy Corp.†	57,300	903,621
Range Resources Corp.	20,040	743,885
Whiting Petroleum Corp.†	10,163	894,446

		3,183,738

Printing-Commercial — 1.2%
VistaPrint NV†	23,681	782,657

Racetracks — 0.5%
Penn National Gaming, Inc.†	11,500	314,985

Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	26,600	452,200

Recreational Vehicles — 1.7%
Polaris Industries, Inc.	18,416	1,099,435

Rental Auto/Equipment — 0.7%
Hertz Global Holdings, Inc.†	39,100	459,034

Retail-Apparel/Shoe — 3.7%
Aeropostale, Inc.†	20,400	579,972
Guess?, Inc.	11,600	414,120
Phillips-Van Heusen Corp.	25,500	1,323,195

		2,317,287

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	12,200	462,136

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	22,500	451,125

Retail-Sporting Goods — 0.9%
Dick’s Sporting Goods, Inc.†	20,600	541,985

Retirement/Aged Care — 0.6%
Brookdale Senior Living, Inc.†	28,000	397,040

Schools — 2.5%
Apollo Group, Inc., Class A†	13,500	622,755
Career Education Corp.†	20,000	488,600
Strayer Education, Inc.	1,900	454,860

		1,566,215

Semiconductor Components-Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.†	30,800	459,536

Semiconductor Equipment — 0.5%
Teradyne, Inc.†	28,800	309,888

Theaters — 1.5%
National CineMedia, Inc.	53,532	960,364

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Therapeutics — 2.5%
Onyx Pharmaceuticals, Inc.†	35,600	$925,600
Warner Chilcott PLC, Class A†	25,800	660,480

		1,586,080

Transport-Services — 0.7%
UTi Worldwide, Inc.	28,800	420,768

Web Hosting/Design — 0.5%
Equinix, Inc.†	3,400	317,934

Wireless Equipment — 2.5%
SBA Communications Corp., Class A†	43,000	1,555,740

Total Long-Term Investment Securities (cost $53,848,459)		60,997,175

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $866,001 and collateralized by $865,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $883,684 (cost $866,000)	$866,000	866,000

TOTAL INVESTMENTS (cost $54,714,459)(1)	98.3%	61,863,175
Other assets less liabilities	1.7	1,053,919

NET ASSETS	100.0%	$62,917,094

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$4,395,848	$—	$—	$4,395,848
Oil Companies-Exploration & Production	3,183,738	—	—	3,183,738
Other Industries*	53,417,589	—	—	53,417,589
Repurchase Agreement	—	866,000	—	866,000

Total	$60,997,175	$866,000	$—	$61,863,175

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Time Deposits	7.7%
Electronic Components-Semiconductors	3.5
Medical Products	2.9
Medical Instruments	2.9
Oil Companies-Exploration & Production	2.7
Consumer Products-Misc.	2.4
Enterprise Software/Service	2.4
Retail-Apparel/Shoe	2.3
Retail-Discount	2.3
Finance-Investment Banker/Broker	2.2
E-Services/Consulting	2.2
Aerospace/Defense	2.1
Exchange-Traded Funds	2.0
Non-Hazardous Waste Disposal	1.9
Medical-Drugs	1.9
Computers-Integrated Systems	1.7
Lasers-System/Components	1.7
Retail-Restaurants	1.7
Electronic Components-Misc.	1.6
Identification Systems	1.5
Commercial Services-Finance	1.5
Apparel Manufacturers	1.5
Data Processing/Management	1.5
Oil-Field Services	1.4
Containers-Paper/Plastic	1.2
Human Resources	1.2
Transactional Software	1.2
Internet Infrastructure Software	1.1
Chemicals-Specialty	1.1
Medical-Biomedical/Gene	1.0
Telecom Equipment-Fiber Optics	1.0
Food-Canned	1.0
Banks-Commercial	0.9
Auto/Truck Parts & Equipment-Original	0.9
Retail-Consumer Electronics	0.9
Commercial Services	0.9
Medical-Outpatient/Home Medical	0.9
Containers-Metal/Glass	0.9
Transport-Truck	0.9
Insurance-Property/Casualty	0.9
Educational Software	0.9
Retail-Gardening Products	0.9
Marine Services	0.8
Electric-Transmission	0.8
Footwear & Related Apparel	0.8
Semiconductor Components-Integrated Circuits	0.8
Medical-Hospitals	0.8
Retirement/Aged Care	0.8
Distribution/Wholesale	0.8
Oil & Gas Drilling	0.8
Cellular Telecom	0.8
Intimate Apparel	0.8
Retail-Automobile	0.8
Insurance-Reinsurance	0.7
Therapeutics	0.7
Medical-HMO	0.7
Filtration/Separation Products	0.7
Research & Development	0.7
Internet Connectivity Services	0.7
Building & Construction Products-Misc.	0.7
Retail-Petroleum Products	0.7
Dental Supplies & Equipment	0.6
Transport-Marine	0.6
Chemicals-Diversified	0.6
Theaters	0.6
Paper & Related Products	0.6
Building-Residential/Commercial	0.6
Wire & Cable Products	0.6
Investment Management/Advisor Services	0.6
Food-Misc.	0.6
Diversified Manufacturing Operations	0.6
Telecommunication Equipment	0.5
Pharmacy Services	0.5
Batteries/Battery Systems	0.5
Consulting Services	0.5
Building & Construction-Misc.	0.5
Medical Labs & Testing Services	0.5
Applications Software	0.5
Computer Software	0.5
Building-Heavy Construction	0.5
Circuit Boards	0.4
Web Portals/ISP	0.4
Printing-Commercial	0.3
Machinery-General Industrial	0.1

99.4%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.7%
Aerospace/Defense — 2.1%
Esterline Technologies Corp.†	24,208	$1,242,597
TransDigm Group, Inc.	22,942	1,242,768

		2,485,365

Apparel Manufacturers — 1.5%
Carter’s, Inc.†	33,348	808,356
Maidenform Brands, Inc.†	36,610	909,026

		1,717,382

Applications Software — 0.5%
Nuance Communications, Inc.†	35,278	582,440

Auto/Truck Parts & Equipment-Original — 0.9%
TRW Automotive Holdings Corp.†	30,306	1,063,437

Banks-Commercial — 0.9%
SVB Financial Group†	24,897	1,075,301

Batteries/Battery Systems — 0.5%
EnerSys†	24,886	602,739

Building & Construction Products-Misc. — 0.7%
Owens Corning, Inc.†	24,943	785,206

Building & Construction-Misc. — 0.5%
Dycom Industries, Inc.†	65,878	596,196

Building-Heavy Construction — 0.5%
Orion Marine Group, Inc.†	42,674	530,011

Building-Residential/Commercial — 0.6%
Meritage Homes Corp.†	40,578	713,361

Cellular Telecom — 0.8%
Syniverse Holdings, Inc.†	41,050	916,646

Chemicals-Diversified — 0.6%
Rockwood Holdings, Inc.†	25,502	744,913

Chemicals-Specialty — 1.1%
Cytec Industries, Inc.	14,445	721,095
Stepan Co.	8,238	543,790

		1,264,885

Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	18,646	472,490

Commercial Services — 0.9%
HMS Holdings Corp.†	18,502	1,042,033

Commercial Services-Finance — 1.5%
Coinstar, Inc.†	18,978	863,499
Global Cash Access Holdings, Inc.†	38,011	156,225
Lender Processing Services, Inc.	22,202	709,132

		1,728,856

Computer Software — 0.5%
SS&C Technologies Holdings, Inc.†	32,698	559,136

Computers-Integrated Systems — 1.7%
MICROS Systems, Inc.†	27,918	998,906
Netscout Systems, Inc.†	64,772	1,026,636

		2,025,542

Consulting Services — 0.5%
Towers Watson & Co., Class A	13,482	600,084

Consumer Products-Misc. — 2.4%
Jarden Corp.	39,285	1,137,301
The Scotts Miracle-Gro Co., Class A	17,460	842,445
Tupperware Brands Corp.	21,142	832,783

		2,812,529

Containers-Metal/Glass — 0.9%
Greif, Inc., Class A	17,137	1,021,879

Containers-Paper/Plastic — 1.2%
Packaging Corp. of America	28,419	682,056
Rock-Tenn Co., Class A	14,634	778,821

		1,460,877

Data Processing/Management — 1.5%
Acxiom Corp.†	63,078	967,617
CommVault Systems, Inc.†	39,991	740,633

		1,708,250

Dental Supplies & Equipment — 0.6%
Sirona Dental Systems, Inc.†	24,341	749,216

Distribution/Wholesale — 0.8%
LKQ Corp.†	47,656	942,636

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	35,189	646,774

E-Services/Consulting — 2.2%
GSI Commerce, Inc.†	49,633	1,117,735
Sapient Corp.	69,271	761,981
Websense, Inc.†	37,596	697,782

		2,577,498

Educational Software — 0.9%
Blackboard, Inc.†	26,316	999,218

Electric-Transmission — 0.8%
ITC Holdings Corp.	17,397	987,106

Electronic Components-Misc. — 1.6%
Plexus Corp.†	32,900	960,680
Vishay Intertechnology, Inc.†	103,465	878,418

		1,839,098

Electronic Components-Semiconductors — 3.5%
Cavium Networks, Inc.†	22,237	596,619
Fairchild Semiconductor International, Inc.†	98,151	891,211
Microsemi Corp.†	56,324	898,931
QLogic Corp.†	55,912	890,119
Rovi Corp.†	17,658	785,781

		4,062,661

Enterprise Software/Service — 2.4%
Informatica Corp.†	23,379	704,409
MedAssets, Inc.†	36,637	857,672
Open Text Corp.†	24,070	950,765
QLIK Technologies, Inc.†	17,896	257,166

		2,770,012

Filtration/Separation Products — 0.7%
CLARCOR, Inc.	21,269	798,013

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Investment Banker/Broker — 2.2%
Evercore Partners, Inc., Class A	41,416	$972,448
Knight Capital Group, Inc., Class A†	71,244	1,024,489
Stifel Financial Corp.†	12,725	589,676

		2,586,613

Food-Canned — 1.0%
Treehouse Foods, Inc.†	24,648	1,175,463

Food-Misc. — 0.6%
Diamond Foods, Inc.	14,671	653,446

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.†	25,277	976,450

Human Resources — 1.2%
Emergency Medical Services Corp., Class A†	19,298	863,393
SFN Group, Inc.†	75,862	568,206

		1,431,599

Identification Systems — 1.5%
Checkpoint Systems, Inc.†	51,582	1,030,092
Cogent, Inc.†	81,138	729,431

		1,759,523

Insurance-Property/Casualty — 0.9%
ProAssurance Corp.†	16,906	1,006,076

Insurance-Reinsurance — 0.7%
Endurance Specialty Holdings, Ltd.	22,645	873,870

Internet Connectivity Services — 0.7%
AboveNet, Inc.†	14,884	791,829

Internet Infrastructure Software — 1.1%
TIBCO Software, Inc.†	94,835	1,285,962

Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	21,495	897,846

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	9,261	655,957

Lasers-System/Components — 1.7%
Coherent, Inc.†	25,678	950,600
Cymer, Inc.†	30,608	1,018,634

		1,969,234

Machinery-General Industrial — 0.1%
Albany International Corp., Class A	4,805	88,172

Marine Services — 0.8%
Aegean Marine Petroleum Network, Inc.	48,025	987,394

Medical Instruments — 2.9%
Arthrocare Corp.†	22,081	591,329
Bruker Corp.†	50,917	670,577
NuVasive, Inc.†	25,481	835,012
Thoratec Corp.†	9,888	363,681
Volcano Corp.†	39,870	879,931

		3,340,530

Medical Labs & Testing Services — 0.5%
Genoptix, Inc.†	34,272	592,220

Medical Products — 2.9%
American Medical Systems Holdings, Inc.†	33,799	755,746
Haemonetics Corp.†	14,062	776,925
PSS World Medical, Inc.†	43,508	818,821
The Cooper Cos., Inc.	25,691	998,352

		3,349,844

Medical-Biomedical/Gene — 1.0%
Acorda Therapeutics, Inc.†	18,297	591,725
Incyte Corp., Ltd.†	47,183	614,323

		1,206,048

Medical-Drugs — 1.9%
MAP Pharmaceuticals, Inc.†	22,188	297,319
Medicis Pharmaceutical Corp., Class A	39,702	1,006,446
Salix Pharmaceuticals, Ltd.†	22,069	935,946

		2,239,711

Medical-HMO — 0.7%
AMERIGROUP Corp.†	22,741	813,218

Medical-Hospitals — 0.8%
Health Management Associates, Inc., Class A†	134,587	963,643

Medical-Outpatient/Home Medical — 0.9%
Gentiva Health Services, Inc.†	50,109	1,033,749

Non-Hazardous Waste Disposal — 1.9%
IESI-BFC, Ltd.	56,112	1,263,081
Waste Connections, Inc.†	26,317	1,004,520

		2,267,601

Oil & Gas Drilling — 0.8%
Patterson-UTI Energy, Inc.	57,353	942,310

Oil Companies-Exploration & Production — 2.7%
Brigham Exploration Co.†	58,942	1,017,339
Comstock Resources, Inc.†	41,996	1,062,919
Whiting Petroleum Corp.†	11,660	1,026,196

		3,106,454

Oil-Field Services — 1.4%
Newpark Resources, Inc.†	82,420	658,536
Oil States International, Inc.†	22,431	1,030,480

		1,689,016

Paper & Related Products — 0.6%
Domtar Corp.	12,546	733,941

Pharmacy Services — 0.5%
SXC Health Solutions Corp.†	9,092	617,347

Printing-Commercial — 0.3%
VistaPrint NV†	11,926	394,154

Research & Development — 0.7%
Parexel International Corp.†	38,811	796,790

Retail-Apparel/Shoe — 2.3%
Foot Locker, Inc.	69,153	939,789
J Crew Group, Inc.†	27,908	994,362
The Children’s Place Retail Stores, Inc.†	19,004	795,318

		2,729,469

Retail-Automobile — 0.8%
Asbury Automotive Group, Inc.†	65,897	886,974

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Consumer Electronics — 0.9%
RadioShack Corp.	48,492	$1,044,518

Retail-Discount — 2.3%
Big Lots, Inc.†	28,701	984,731
Dollar Tree, Inc.†	23,440	1,038,861
HSN, Inc.†	22,392	658,325

		2,681,917

Retail-Gardening Products — 0.9%
Tractor Supply Co.	14,323	995,592

Retail-Petroleum Products — 0.7%
World Fuel Services Corp.	29,320	763,786

Retail-Restaurants — 1.7%
BJ’s Restaurants, Inc.†	39,692	1,012,146
Buffalo Wild Wings, Inc.†	21,881	933,006

		1,945,152

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	66,956	949,436

Semiconductor Components-Integrated Circuits — 0.8%
Cypress Semiconductor Corp.†	90,916	963,710

Telecom Equipment-Fiber Optics — 1.0%
Ciena Corp.†	76,874	1,006,281
Finisar Corp.†	11,488	184,152

		1,190,433

Telecommunication Equipment — 0.5%
Arris Group, Inc.†	67,068	625,074

Theaters — 0.6%
National CineMedia, Inc.	41,443	743,487

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	39,312	858,967

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Transactional Software — 1.2%
Bottomline Technologies, Inc.†	57,112	$809,277
Solera Holdings, Inc.	15,179	576,498

		1,385,775

Transport-Marine — 0.6%
Kirby Corp.†	19,381	745,006

Transport-Truck — 0.9%
Landstar System, Inc.	24,903	1,009,568

Web Portals/ISP — 0.4%
InfoSpace, Inc.†	58,070	454,688

Wire & Cable Products — 0.6%
Fushi Copperweld, Inc.†	83,863	709,481

Total Common Stock (cost $100,902,535)		104,790,833

EXCHANGE-TRADED FUNDS — 2.0%
Exchange-Traded Funds — 2.0%
iShares Russell 2000 Growth Index Fund (cost $2,339,865)	33,300	2,357,640

Total Long-Term Investment Securities (cost $103,242,400)		107,148,473

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Time Deposit — 7.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $8,980,000)	$8,980,000	8,980,000

TOTAL INVESTMENTS (cost $112,222,400)(1)	99.4%	116,128,473
Other assets less liabilities	0.6	663,586

NET ASSETS	100.0%	$116,792,059

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$104,790,833	$—	$—	$104,790,833
Exchange Traded Funds	2,357,640	—	—	2,357,640
Short-Term Investment Securities:
Time Deposit	—	8,980,000	—	8,980,000

Total	$107,148,473	$8,980,000	$—	$116,128,473

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Banks-Super Regional	9.5%
Computers	8.3
Transport-Rail	7.0
Repurchase Agreement	6.0
Chemicals-Diversified	5.0
Internet Content-Information/News	3.8
Diversified Manufacturing Operations	3.8
Diversified Banking Institutions	3.7
Oil Companies-Exploration & Production	3.7
Retail-Restaurants	3.6
Medical Instruments	3.3
Medical-Drugs	3.3
Diversified Minerals	3.3
Aerospace/Defense-Equipment	3.0
Multimedia	3.0
Web Portals/ISP	2.9
Aerospace/Defense	2.9
E-Commerce/Products	2.8
Networking Products	2.8
Agricultural Chemicals	2.5
Vitamins & Nutrition Products	2.5
E-Commerce/Services	2.4
Finance-Credit Card	1.9
Casino Hotels	1.9
Athletic Footwear	1.7
Transport-Services	1.5
Retail-Major Department Stores	1.3
Banks-Commercial	1.0
Enterprise Software/Service	1.0
Cable/Satellite TV	0.9

100.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.3%
Aerospace/Defense — 2.9%
General Dynamics Corp.	39,276	$2,405,655

Aerospace/Defense-Equipment — 3.0%
Goodrich Corp.	35,291	2,571,655

Agricultural Chemicals — 2.5%
Monsanto Co.	37,194	2,151,301

Athletic Footwear — 1.7%
NIKE, Inc., Class B	19,265	1,418,675

Banks-Commercial — 1.0%
ICICI Bank, Ltd. ADR	22,205	863,996

Banks-Super Regional — 9.5%
PNC Financial Services Group, Inc.	24,985	1,483,859
US Bancorp	109,509	2,617,265
Wells Fargo & Co.	141,995	3,937,522

		8,038,646

Cable/Satellite TV — 0.9%
DIRECTV, Class A†	21,294	791,285

Casino Hotels — 1.9%
Wynn Resorts, Ltd.	17,847	1,564,825

Chemicals-Diversified — 5.0%
The Dow Chemical Co.	154,462	4,221,446

Computers — 8.3%
Apple, Inc.†	27,443	7,059,712

Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	44,866	1,807,203
The Goldman Sachs Group, Inc.	8,720	1,315,150

		3,122,353

Diversified Manufacturing Operations — 3.8%
Eaton Corp.	40,396	3,169,470

Diversified Minerals — 3.3%
BHP Billiton PLC ADR	44,913	2,763,946

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	20,279	2,390,691

E-Commerce/Services — 2.4%
priceline.com, Inc.†	9,062	2,033,513

Enterprise Software/Service — 1.0%
Oracle Corp.	34,614	818,275

Finance-Credit Card — 1.9%
American Express Co.	35,576	1,588,113

Internet Content-Information/News — 3.8%
Baidu, Inc. ADR†	39,679	3,230,267

Medical Instruments — 3.3%
Intuitive Surgical, Inc.†	8,594	2,822,012

Medical-Drugs — 3.3%
Merck & Co., Inc.	80,736	2,782,162

Multimedia — 3.0%
The Walt Disney Co.	75,585	2,546,459

Networking Products — 2.8%
Cisco Systems, Inc.†	102,194	2,357,616

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	25,646	1,260,757
EOG Resources, Inc.	19,037	1,856,108

		3,116,865

Retail-Major Department Stores — 1.3%
Nordstrom, Inc.	32,089	1,091,026

Retail-Restaurants — 3.6%
McDonald’s Corp.	43,593	3,039,740

Transport-Rail — 7.0%
Norfolk Southern Corp.	34,095	1,918,526
Union Pacific Corp.	53,432	3,989,767

		5,908,293

Transport-Services — 1.5%
FedEx Corp.	15,247	1,258,640

Vitamins & Nutrition Products — 2.5%
Mead Johnson Nutrition Co.	40,317	2,142,445

Web Portals/ISP — 2.9%
Google, Inc., Class A†	5,110	2,477,583

Total Long-Term Investment Securities (cost $70,179,683)		79,746,665

REPURCHASE AGREEMENT — 6.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $5,095,004 and collateralized by $5,090,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $5,199,944 (cost $5,095,000)	$5,095,000	5,095,000

TOTAL INVESTMENTS (cost $75,274,683)(1)	100.3%	84,841,665
Liabilities in excess of other assets	(0.3)	(218,227)

NET ASSETS	100.0%	$84,623,438

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Banks-Super/Regional	$8,038,646	$—	$—	$8,038,646
Chemicals-Diversified	4,221,446	—	—	4,221,446
Computers	7,059,712	—	—	7,059,712
Transport-Rail	5,908,293	—	—	5,908,293
Other Industries*	54,518,568	—	—	54,518,568
Repurchase Agreement	—	5,095,000	—	5,095,000

Total	$79,746,665	$5,095,000	$—	$84,841,665

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Applications Software	13.0%
Repurchase Agreement	10.9
Enterprise Software/Service	10.7
Computers	8.4
Electronic Design Automation	6.3
Telecom Services	4.9
Computer Aided Design	4.9
Internet Security	4.6
Electronic Components-Semiconductors	4.4
Semiconductor Equipment	3.9
Semiconductor Components-Integrated Circuits	2.4
Office Automation & Equipment	2.3
Wireless Equipment	2.3
Networking Products	2.2
Electronic Components-Misc.	2.1
Web Portals/ISP	2.0
Internet Infrastructure Software	1.2
Telecommunication Equipment	1.1
Commercial Services	0.9
Computers-Memory Devices	0.9
Photo Equipment & Supplies	0.8
Electric Products-Misc.	0.8
Electronic Parts Distribution	0.7
Aerospace/Defense	0.7
Entertainment Software	0.6
Internet Content-Information/News	0.6
Audio/Video Products	0.6
Transactional Software	0.5
Telephone-Integrated	0.5
Telecom Equipment-Fiber Optics	0.5
Medical-Drugs	0.5
E-Services/Consulting	0.4
Electronic Forms	0.4
Instruments-Controls	0.4
Cable/Satellite TV	0.3
Web Hosting/Design	0.2
Internet Telephone	0.1

98.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 87.1%
Aerospace/Defense — 0.7%
General Dynamics Corp.	4,500	$275,625

Applications Software — 13.0%
Check Point Software Technologies, Ltd.†	62,670	2,132,033
Microsoft Corp.	57,310	1,479,171
Misys PLC	59,400	234,976
Nuance Communications, Inc.†	68,860	1,136,879

		4,983,059

Audio/Video Products — 0.6%
Sharp Corp.	20,000	219,226

Cable/Satellite TV — 0.3%
Kabel Deutschland Holding AG†	3,198	100,853

Commercial Services — 0.9%
Alliance Data Systems Corp.†	6,000	344,880

Computer Aided Design — 4.9%
Aspen Technology, Inc.†	42,000	459,060
Parametric Technology Corp.†	78,500	1,408,290

		1,867,350

Computers — 8.4%
Apple, Inc.†	8,254	2,123,342
Hewlett-Packard Co.	24,300	1,118,772

		3,242,114

Computers-Memory Devices — 0.9%
EMC Corp.†	17,100	338,409

E-Services/Consulting — 0.4%
Websense, Inc.†	9,082	168,562

Electric Products-Misc. — 0.8%
Nidec Corp.	3,100	291,001

Electronic Components-Misc. — 2.1%
AU Optronics Corp. ADR	21,400	203,300
Kyocera Corp.	2,500	223,103
Toshiba Corp.†	72,000	376,689

		803,092

Electronic Components-Semiconductors — 4.4%
Amkor Technology, Inc.†	18,800	108,476
National Semiconductor Corp.	26,700	368,460
ON Semiconductor Corp.†	113,900	768,825
Sumco Corp.†	23,200	440,396

		1,686,157

Electronic Design Automation — 6.3%
Mentor Graphics Corp.†	56,100	539,682
Synopsys, Inc.†	86,400	1,886,976

		2,426,658

Electronic Forms — 0.4%
Adobe Systems, Inc.†	5,560	159,683

Electronic Parts Distribution — 0.7%
Avnet, Inc.†	11,400	286,710

Enterprise Software/Service — 10.7%
BMC Software, Inc.†	37,300	1,327,134
hiSoft Technology International, Ltd. ADR†	36,000	432,000
JDA Software Group, Inc.†	24,000	564,000
Micro Focus International PLC	125,100	811,310
Open Text Corp.†	24,500	967,750

		4,102,194

Entertainment Software — 0.6%
Activision Blizzard, Inc.	19,300	229,284

Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	8,600	139,320

Internet Content-Information/News — 0.6%
Baidu, Inc. ADR†	2,800	227,948

Internet Infrastructure Software — 1.2%
AsiaInfo Holdings, Inc.†	23,100	471,240

Internet Security — 4.6%
McAfee, Inc.†	8,700	287,970
Symantec Corp.†	96,900	1,256,793
VeriSign, Inc.†	7,500	211,125

		1,755,888

Internet Telephone — 0.1%
BroadSoft, Inc.†	3,505	30,318

Medical-Drugs — 0.5%
Abbott Laboratories	3,800	186,504

Networking Products — 2.2%
Cisco Systems, Inc.†	37,050	854,744

Office Automation & Equipment — 2.3%
Canon, Inc.	7,500	326,842
Xerox Corp.	57,400	559,076

		885,918

Photo Equipment & Supplies — 0.8%
Konica Minolta Holdings, Inc.	11,500	121,129
Nikon Corp.	10,400	180,807

		301,936

Semiconductor Components-Integrated Circuits — 2.4%
Advanced Semiconductor Engineering, Inc. ADR	3,366	12,757
Analog Devices, Inc.	20,413	606,470
Marvell Technology Group, Ltd.†	19,714	294,133

		913,360

Semiconductor Equipment — 3.9%
ASML Holding NV	8,300	267,177
KLA-Tencor Corp.	9,900	313,533
Lam Research Corp.†	8,070	340,473
Novellus Systems, Inc.†	21,100	563,581

		1,484,764

Telecom Equipment-Fiber Optics — 0.5%
ZTE Corp.	60,000	191,567

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telecom Services — 4.9%
Amdocs, Ltd.†	63,000	$1,721,790
Telecity Group PLC†	23,700	161,028

		1,882,818

Telecommunication Equipment — 1.1%
Nice Systems, Ltd. ADR†	15,400	441,518

Telephone-Integrated — 0.5%
Koninklijke KPN NV	13,900	193,455

Transactional Software — 0.5%
Longtop Financial Technologies, Ltd. ADR†	5,900	196,647

Web Hosting/Design — 0.2%
Equinix, Inc.†	900	84,159

Web Portals/ISP — 2.0%
Google, Inc., Class A†	1,400	678,790
SINA Corp.†	1,800	77,004

		755,794

Wireless Equipment — 2.3%
QUALCOMM, Inc.	22,750	866,320

Total Long-Term Investment Securities (cost $35,081,263)		33,389,075

REPURCHASE AGREEMENT — 10.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $4,206,004 and collateralized by $4,200,000 of Federal Home Loan Bank Notes bearing interest at 4.38% due 09/17/10 and having an approximate value of $4,290,720. (cost $4,206,000)	$4,206,000	4,206,000

TOTAL INVESTMENTS (cost $39,287,263)(1)	98.0%	37,595,075
Other assets less liabilities	2.0	750,609

NET ASSETS	100.0%	$38,345,684

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Applications Software	$4,983,059	$—	$—	$4,983,059
Computers	3,242,114	—	—	3,242,114
Electronic Design Automation	2,426,658	—	—	2,426,658
Enterprise Software/Service	4,102,194	—	—	4,102,194
Other Industries*	18,635,050	—	—	18,635,050
Repurchase Agreement	—	4,206,000	—	4,206,000

Total	$33,389,075	$4,206,000	$—	$37,595,075

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Banks-Commercial	6.5%
Electric-Integrated	6.2
Real Estate Investment Trusts	5.3
Insurance-Reinsurance	4.3
Auto/Truck Parts & Equipment-Original	3.5
Savings & Loans/Thrifts	3.2
Gas-Distribution	3.0
Time Deposits	2.8
Oil Companies-Exploration & Production	2.6
Chemicals-Diversified	2.4
Metal Processors & Fabrication	2.2
Retail-Apparel/Shoe	2.1
Oil & Gas Drilling	2.1
Medical-Hospitals	2.0
Chemicals-Specialty	2.0
Real Estate Management/Services	1.7
Steel-Producers	1.7
Food-Meat Products	1.6
Electronic Components-Misc.	1.5
Oil-Field Services	1.5
Insurance-Life/Health	1.4
Semiconductor Equipment	1.3
Electronic Connectors	1.2
Cruise Lines	1.2
Beverages-Wine/Spirits	1.2
Consumer Products-Misc.	1.2
Medical-HMO	1.2
Networking Products	1.1
Banks-Super Regional	1.1
Electronic Parts Distribution	1.1
Commercial Services	1.1
Building-Residential/Commercial	1.1
Apparel Manufacturers	1.1
Machinery-Construction & Mining	1.0
Advertising Agencies	1.0
Hotels/Motels	1.0
Hospital Beds/Equipment	1.0
Chemicals-Plastics	1.0
Wire & Cable Products	1.0
Transport-Marine	1.0
Rubber-Tires	0.9
Engines-Internal Combustion	0.9
Medical Products	0.9
Batteries/Battery Systems	0.9
Food-Dairy Products	0.9
Computer Services	0.9
Distribution/Wholesale	0.9
Rental Auto/Equipment	0.8
Human Resources	0.8
Computers-Integrated Systems	0.8
Telecommunication Equipment	0.7
Insurance-Property/Casualty	0.7
Tobacco	0.7
Retail-Office Supplies	0.6
Television	0.6
Medical-Generic Drugs	0.6
Airlines	0.6
Diversified Manufacturing Operations	0.6
Retail-Jewelry	0.6
Casino Hotels	0.6
Transport-Truck	0.6
Agricultural Operations	0.6
Golf	0.5
Finance-Investment Banker/Broker	0.5
Building Products-Wood	0.5
Telecom Services	0.5
Food-Retail	0.5
Semiconductor Components-Integrated Circuits	0.4
Coal	0.3
Multimedia	0.2

100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.3%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.†	493,000	$4,506,020

Agricultural Operations — 0.6%
Bunge, Ltd.	47,800	2,373,270

Airlines — 0.6%
Alaska Air Group, Inc.†	51,250	2,643,988

Apparel Manufacturers — 1.1%
Jones Apparel Group, Inc.	260,900	4,550,096

Auto/Truck Parts & Equipment-Original — 3.5%
Dana Holding Corp.†	463,600	5,507,568
Federal-Mogul Corp., Class A†	300,700	5,394,558
TRW Automotive Holdings Corp.†	127,500	4,473,975

		15,376,101

Banks-Commercial — 6.5%
Associated Banc-Corp.	281,500	3,825,585
CapitalSource, Inc.	482,300	2,594,774
City National Corp.	45,300	2,567,151
Marshall & Ilsley Corp.	437,600	3,076,328
Popular, Inc.†	1,173,599	3,368,229
Susquehanna Bancshares, Inc.	475,000	4,108,750
Umpqua Holdings Corp.	207,525	2,600,288
Webster Financial Corp.	189,500	3,532,280
Whitney Holding Corp.	343,200	2,786,784

		28,460,169

Banks-Super Regional — 1.1%
Comerica, Inc.	128,700	4,936,932

Batteries/Battery Systems — 0.9%
EnerSys†	161,600	3,913,952

Beverages-Wine/Spirits — 1.2%
Constellation Brands, Inc., Class A†	308,889	5,269,646

Building Products-Wood — 0.5%
Masco Corp.	222,000	2,282,160

Building-Residential/Commercial — 1.1%
NVR, Inc.†	3,845	2,408,893
Pulte Group, Inc.†	254,700	2,236,266

		4,645,159

Casino Hotels — 0.6%
Boyd Gaming Corp.†	292,900	2,477,934

Chemicals-Diversified — 2.4%
Huntsman Corp.	435,100	4,555,497
Rockwood Holdings, Inc.†	202,800	5,923,788

		10,479,285

Chemicals-Plastics — 1.0%
PolyOne Corp.†	427,750	4,410,103

Chemicals-Specialty — 2.0%
Arch Chemicals, Inc.	130,300	4,465,381
Cytec Industries, Inc.	86,900	4,338,048

		8,803,429

Coal — 0.3%
Patriot Coal Corp.†	110,500	1,332,630

Commercial Services — 1.1%
Convergys Corp.†	428,700	4,788,579

Computer Services — 0.9%
Insight Enterprises, Inc.†	257,300	3,748,861

Computers-Integrated Systems — 0.8%
NCR Corp.†	235,900	3,231,830

Consumer Products-Misc. — 1.2%
American Greetings Corp., Class A	256,400	5,253,636

Cruise Lines — 1.2%
Royal Caribbean Cruises, Ltd.†	185,100	5,341,986

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	103,000	3,700,790

Diversified Manufacturing Operations — 0.6%
AO Smith Corp.	47,600	2,602,768

Electric-Integrated — 6.2%
CMS Energy Corp.	357,325	5,688,614
Northeast Utilities	186,400	5,189,376
NV Energy, Inc.	393,600	4,998,720
Pepco Holdings, Inc.	329,450	5,570,999
Portland General Electric Co.	276,700	5,284,970

		26,732,679

Electronic Components-Misc. — 1.5%
AU Optronics Corp. ADR	324,019	3,078,180
Flextronics International, Ltd.†	534,100	3,322,102

		6,400,282

Electronic Connectors — 1.2%
Thomas & Betts Corp.†	136,000	5,391,040

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	99,650	2,470,324
Avnet, Inc.†	95,200	2,394,280

		4,864,604

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	211,225	4,006,938

Finance-Investment Banker/Broker — 0.5%
MF Global Holdings, Ltd.†	358,700	2,306,441

Food-Dairy Products — 0.9%
Dean Foods Co.†	337,900	3,872,334

Food-Meat Products — 1.6%
Smithfield Foods, Inc.†	281,400	4,009,950
Tyson Foods, Inc., Class A	172,700	3,023,977

		7,033,927

Food-Retail — 0.5%
SUPERVALU, Inc.	190,500	2,148,840

Gas-Distribution — 3.0%
NiSource, Inc.	338,175	5,579,887
Southern Union Co.	226,100	5,103,077
UGI Corp.	93,100	2,509,976

		13,192,940

Golf — 0.5%
Callaway Golf Co.	346,000	2,335,500

Hospital Beds/Equipment — 1.0%
Kinetic Concepts, Inc.†	125,000	4,438,750

Hotel/Motels — 1.0%
Wyndham Worldwide Corp.	174,200	4,447,326

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Human Resources — 0.8%
Kelly Services, Inc., Class A†	232,900	$3,446,920

Insurance-Life/Health — 1.4%
StanCorp Financial Group, Inc.	60,900	2,295,321
Unum Group	169,775	3,874,266

		6,169,587

Insurance-Property/Casualty — 0.7%
Fidelity National Financial, Inc., Class A	196,300	2,899,351

Insurance-Reinsurance — 4.3%
Aspen Insurance Holdings, Ltd.	191,400	5,234,790
Endurance Specialty Holdings, Ltd.	114,400	4,414,696
Platinum Underwriters Holdings, Ltd.	98,800	3,861,104
Reinsurance Group of America, Inc.	104,200	4,999,516

		18,510,106

Machinery-Construction & Mining — 1.0%
Terex Corp.†	229,600	4,532,304

Medical Products — 0.9%
Teleflex, Inc.	69,300	3,927,231

Medical-Generic Drugs — 0.6%
Par Pharmaceutical Cos., Inc.†	101,000	2,666,400

Medical-HMO — 1.2%
AMERIGROUP Corp.†	69,400	2,481,744
Molina Healthcare, Inc.†	86,700	2,584,527

		5,066,271

Medical-Hospitals — 2.0%
Community Health Systems, Inc.†	141,600	4,592,088
LifePoint Hospitals, Inc.†	137,396	4,246,910

		8,838,998

Metal Processors & Fabrication — 2.2%
Commercial Metals Co.	352,100	5,066,719
Mueller Industries, Inc.	188,900	4,669,608

		9,736,327

Multimedia — 0.2%
Meredith Corp.	32,100	1,019,175

Networking Products — 1.1%
Anixter International, Inc.†	102,500	4,952,800

Oil & Gas Drilling — 2.1%
Helmerich & Payne, Inc.	95,100	3,854,403
Rowan Cos., Inc.†	201,100	5,079,786

		8,934,189

Oil Companies-Exploration & Production — 2.6%
Cimarex Energy Co.	29,950	2,062,656
Forest Oil Corp.†	174,500	4,988,955
Whiting Petroleum Corp.†	46,200	4,066,062

		11,117,673

Oil-Field Services — 1.5%
Helix Energy Solutions Group, Inc.†	389,200	3,654,588
Oil States International, Inc.†	59,400	2,728,836

		6,383,424

Real Estate Investment Trusts — 5.3%
Brandywine Realty Trust	276,100	3,136,496
Camden Property Trust	114,650	5,218,868
CBL & Associates Properties, Inc.	204,700	2,880,129
DiamondRock Hospitality Co.†	391,500	3,633,120
Sunstone Hotel Investors, Inc.†	383,631	3,959,072
Tanger Factory Outlet Centers, Inc.	90,900	4,063,230

		22,890,915

Real Estate Management/Services — 1.7%
CB Richard Ellis Group, Inc., Class A†	213,500	3,629,500
Jones Lang LaSalle, Inc.	50,700	3,927,222

		7,556,722

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	295,300	3,466,822

Retail-Apparel/Shoe — 2.1%
Ann Taylor Stores Corp.†	232,900	4,085,066
Foot Locker, Inc.	191,200	2,598,408
The Men’s Wearhouse, Inc.	130,500	2,539,530

		9,223,004

Retail-Jewelry — 0.6%
Signet Jewelers, Ltd.†	83,300	2,479,841

Retail-Office Supplies — 0.6%
Office Depot, Inc.†	642,765	2,776,745

Rubber-Tires — 0.9%
Cooper Tire & Rubber Co.	185,600	4,010,816

Savings & Loans/Thrifts — 3.2%
Astoria Financial Corp.	205,200	2,716,848
First Niagara Financial Group, Inc.	348,600	4,674,726
People’s United Financial, Inc.	176,200	2,438,608
Washington Federal, Inc.	231,500	4,028,100

		13,858,282

Semiconductor Components-Integrated Circuits — 0.4%
Siliconware Precision Industries Co. ADR	326,975	1,595,638

Semiconductor Equipment — 1.3%
Lam Research Corp.†	60,050	2,533,510
Teradyne, Inc.†	300,100	3,229,076

		5,762,586

Steel-Producers — 1.7%
Reliance Steel & Aluminum Co.	110,400	4,336,512
Steel Dynamics, Inc.	196,400	2,812,448

		7,148,960

Telecom Services — 0.5%
Amdocs, Ltd.†	81,100	2,216,463

Telecommunication Equipment — 0.7%
CommScope, Inc.†	153,400	3,120,156

Television — 0.6%
CBS Corp., Class B	182,300	2,694,394

Tobacco — 0.7%
Universal Corp.	64,200	2,847,270

Transport-Marine — 1.0%
Teekay Corp.	155,000	4,281,100

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Truck — 0.6%
Con-way, Inc.	73,500	$2,476,215

Wire & Cable Products — 1.0%
General Cable Corp.†	164,800	4,373,792

Total Long-Term Investment Securities (cost $400,424,213)		423,281,402

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposit — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/02/10 (cost $12,163,000)	$12,163,000	12,163,000

TOTAL INVESTMENTS (cost $412,587,213)(1)	100.1%	435,444,402
Liabilities in excess of other assets	(0.1)	(447,097)

NET ASSETS	100.0%	$434,997,305

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$28,460,169	$—	$—	$28,460,169
Electronic-Integrated	26,732,679	—	—	26,732,679
Real Estate Investments Trusts	22,890,915	—	—	22,890,915
Other Industries*	345,197,639	—	—	345,197,639
Short-Term Investment Securities:
Time Deposit	—	12,163,000	—	12,163,000

Total	$423,281,402	$12,163,000	$—	$435,444,402

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Banks-Commercial	11.8%
Diversified Banking Institutions	9.0
Oil Companies-Integrated	6.9
Insurance-Multi-line	6.2
Medical-Drugs	6.0
Auto-Cars/Light Trucks	2.8
Telecom Services	2.4
Auto/Truck Parts & Equipment-Original	2.2
Diversified Operations	2.1
Telephone-Integrated	1.9
Transport-Services	1.8
Chemicals-Diversified	1.8
Electric-Integrated	1.7
Gas-Distribution	1.5
Diversified Minerals	1.5
Computers-Integrated Systems	1.4
Soap & Cleaning Preparation	1.4
Airlines	1.3
Real Estate Operations & Development	1.3
Electronic Components-Misc.	1.3
Repurchase Agreement	1.3
Cellular Telecom	1.2
Office Automation & Equipment	1.2
Import/Export	1.1
U.S. Government Treasuries	1.1
Fisheries	1.1
Multimedia	1.1
Real Estate Investment Trusts	1.1
Oil Companies-Exploration & Production	1.1
Insurance-Life/Health	1.1
Food-Misc.	1.1
Agricultural Chemicals	1.1
Television	1.0
Tobacco	1.0
Electric Products-Misc.	1.0
Transactional Software	0.9
Electric-Generation	0.9
Metal-Diversified	0.9
Diversified Financial Services	0.9
Wire & Cable Products	0.9
Building-Heavy Construction	0.8
Finance-Leasing Companies	0.8
Commercial Services	0.8
Computers	0.7
Building Products-Cement	0.7
Retail-Apparel/Shoe	0.7
Building & Construction-Misc.	0.7
Travel Services	0.7
Beverages-Non-alcoholic	0.6
Cable/Satellite TV	0.6
Retail-Major Department Stores	0.6
Machinery-Construction & Mining	0.6
Distribution/Wholesale	0.5
Brewery	0.5
Diversified Manufacturing Operations	0.4
Photo Equipment & Supplies	0.4
Apparel Manufacturers	0.3
Publishing-Periodicals	0.3%
Oil-Field Services	0.3
Medical-Biomedical/Gene	0.1
Retail-Hypermarkets	0.1
Electronic Components-Semiconductors	0.1

98.7%

Country Allocation*

United Kingdom	18.3%
Japan	17.9
France	10.8
Canada	9.0
Switzerland	6.8
Germany	5.7
South Korea	3.2
Singapore	2.4
United States	2.4
Spain	2.0
Italy	2.0
Cayman Islands	2.0
Norway	2.0
Netherlands	1.8
Ireland	1.8
Brazil	1.8
Australia	1.4
Taiwan	1.2
Jersey	1.0
Czech Republic	0.9
Belgium	0.9
China	0.9
Hong Kong	0.8
Sweden	0.7
Finland	0.4
Greece	0.3
Antigua	0.2
Mexico	0.1

98.7%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.2%
Antigua — 0.2%
Sinovac Biotech, Ltd.†	122,823	$521,998

Australia — 1.4%
Dexus Property Group	1,537,601	1,133,720
Myer Holdings, Ltd.	228,184	712,211
National Australia Bank, Ltd.	77,214	1,755,469
Qantas Airways, Ltd.†	700,326	1,564,954

		5,166,354

Belgium — 0.9%
Anheuser-Busch InBev NV	33,298	1,763,246
UCB SA	44,763	1,442,865

		3,206,111

Brazil — 1.0%
Petroleo Brasileiro SA ADR	99,800	3,632,720

Canada — 9.0%
Agrium, Inc.	26,251	1,652,098
ATCO, Ltd., Class I	55,500	2,729,517
BCE, Inc.	147,312	4,506,554
Brookfield Properties Corp.	206,999	3,120,942
National Bank of Canada	77,974	4,474,185
Nexen, Inc.	189,492	3,935,270
Royal Bank of Canada	49,713	2,597,716
Teck Resources, Ltd.	84,100	2,960,536
Toronto-Dominion Bank	93,063	6,622,722

		32,599,540

Cayman Islands — 2.0%
Longtop Financial Technologies, Ltd. ADR†	101,867	3,395,227
Lonking Holdings, Ltd.	2,753,000	2,091,111
Soho China, Ltd.	2,585,500	1,597,734

		7,084,072

China — 0.9%
China Construction Bank Corp.	3,066,000	2,601,215
China Pacific Insurance Group Co., Ltd.	131,200	525,307

		3,126,522

Czech Republic — 0.9%
CEZ AS	73,568	3,363,575

Finland — 0.4%
Fortum Oyj	57,460	1,336,591

France — 10.8%
AXA SA	295,780	5,452,132
BNP Paribas	100,977	6,936,016
Christian Dior SA	10,131	1,097,897
Edenred†	154,929	2,725,594
GDF Suez	61,922	2,056,882
PPR	11,254	1,505,430
Sanofi-Aventis SA	68,758	3,993,563
Societe Generale	35,732	2,059,766
Technip SA	14,190	944,926
Total SA	92,999	4,691,331
Valeo SA†	81,115	2,897,904
Vinci SA	60,318	2,920,118
Vivendi SA	63,803	1,533,608

		38,815,167

Germany — 4.4%
Allianz SE	18,121	2,104,042
BASF SE	42,428	2,477,548
Deutsche Post AG	154,683	2,685,990
HeidelbergCement AG	52,920	2,665,065
Kabel Deutschland Holding AG†	71,489	2,254,495
Kloeckner & Co., SE†	90,009	1,863,822
Lanxess AG	40,845	1,961,156

		16,012,118

Greece — 0.3%
National Bank of Greece SA†	72,163	1,052,299

Hong Kong — 0.8%
Guangdong Investment, Ltd.	6,026,000	3,025,607

Ireland — 1.8%
Bank of Ireland†	1,782,695	1,946,774
Bank of Ireland ADR	52,773	233,257
Irish Life & Permanent Group Holdings PLC†	220,000	499,993
Kerry Group PLC	122,556	3,912,869

		6,592,893

Italy — 2.0%
Fiat SpA	149,623	1,916,666
Mediaset SpA	561,446	3,608,857
Prysmian SpA	100,508	1,700,083

		7,225,606

Japan — 17.9%
Aisin Seiki Co., Ltd.	116,400	3,253,730
Astellas Pharma, Inc.	95,500	3,239,892
Canon, Inc.	97,200	4,235,870
Fujitsu, Ltd.	727,000	5,175,126
Japan Retail Fund Investment Corp.	2,181	2,809,715
Japan Tobacco, Inc.	1,081	3,478,419
Miraca Holdings, Inc.	120,700	3,593,268
Mitsubishi Electric Corp.	396,000	3,451,450
Mitsubishi UFJ Financial Group, Inc.	353,200	1,753,837
Mitsui & Co., Ltd.	316,400	4,057,772
Mizuho Financial Group, Inc.(1)	1,301,500	2,124,099
Nippon Telegraph and Telephone Corp.	94,800	3,939,256
Nissan Motor Co., Ltd.†	770,000	5,917,935
Nitto Denko Corp.	57,400	1,989,184
ORIX Corp.	35,900	2,825,626
Sumitomo Mitsui Financial Group, Inc.	150,800	4,670,881
Tokyo Gas Co., Ltd.	583,000	2,651,994
Toyo Suisan Kaisha, Ltd.	186,000	4,019,469
Toyoda Gosei Co., Ltd.	64,900	1,622,594

		64,810,117

Jersey — 1.0%
United Business Media, Ltd.	126,600	1,093,592
WPP PLC	229,247	2,437,122

		3,530,714

Mexico — 0.1%
Grupo Comercial Chedraui SA de CV†	173,533	480,149

Netherlands — 1.8%
ING Groep NV†	537,600	5,170,235
TNT NV	48,595	1,450,179

		6,620,414

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Norway — 2.0%
DnB NOR ASA	371,166	$4,609,449
Statoil ASA	122,377	2,473,544

		7,082,993

Singapore — 2.4%
ComfortDelGro Corp., Ltd.	1,981,000	2,330,931
Singapore Airlines, Ltd.	285,200	3,263,503
Venture Corp., Ltd.	469,000	3,155,869

		8,750,303

South Korea — 3.2%
KT Corp.	82,900	2,999,066
LG Corp.	67,360	4,657,395
LS Corp.	17,328	1,403,142
Shinhan Financial Group Co., Ltd.	63,580	2,606,454

		11,666,057

Spain — 2.0%
Banco Santander SA	556,322	7,227,239

Sweden — 0.7%
Tele2 AB, Class B	134,638	2,387,050

Switzerland — 6.8%
ACE, Ltd.	65,906	3,498,291
Credit Suisse Group AG	41,199	1,876,241
Garmin, Ltd.	50,200	1,431,202
Novartis AG	163,832	7,950,185
Roche Holding AG	10,074	1,310,384
Syngenta AG	9,741	2,150,744
Zurich Financial Services AG	27,019	6,307,978

		24,525,025

Taiwan — 1.2%
Altek Corp.	1,017,000	1,475,822
Compal Electronics, Inc.	2,043,000	2,674,610
Epistar Corp. GDR†*(1)	20,594	283,104

		4,433,536

United Kingdom — 18.3%
Barclays PLC	1,555,187	8,121,387
BP PLC	881,477	5,614,975
Britvic PLC	306,295	2,306,988
Carillion PLC	533,654	2,520,522
Centrica PLC	560,563	2,673,126
HSBC Holdings PLC	1,169,276	11,852,605
Next PLC	77,149	2,602,753
Prudential PLC	389,489	3,388,918
Reckitt Benckiser Group PLC	56,421	2,766,655
Rio Tinto PLC	62,220	3,226,265
Royal Dutch Shell PLC, Class B	320,998	8,459,537
Smiths Group PLC	92,294	1,616,225
Telecity Group PLC†	280,053	1,902,797
TUI Travel PLC	718,581	2,371,260
Vodafone Group PLC	1,859,535	4,340,358
Xstrata PLC	148,283	2,362,847

		66,127,218

Total Common Stock (cost $318,508,841)		340,401,988

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

PREFERRED STOCK — 2.1%
Brazil — 0.8%
Banco Bradesco SA ADR	153,126	$2,852,737

Germany — 1.3%
Henkel AG & Co. KGaA	45,239	2,245,234
Porsche Automobil Holding SE	23,909	1,209,516
Volkswagen AG	11,182	1,184,835

		4,639,585

Total Preferred Stock (cost $7,562,360)		7,492,322

Total Long-Term Investment Securities (cost $326,071,201)		347,894,310

SHORT-TERM INVESTMENT SECURITIES — 1.1%
U.S. Government Treasuries — 1.1%
United States Treasury Bills 0.01% due 08/05/10 (cost $4,049,935)	$4,050,000	4,049,935

REPURCHASE AGREEMENT — 1.3%
Agreement with Banc of America Securities LLC, bearing interest at 0.16% dated 07/30/10 to be repurchased 08/02/10 in the amount of $4,538,061 and collateralized by $4,629,000 of United States Treasury Bills bearing interest at 0.16% due 09/23/10 and having an approximate value of $4,627,883 (cost $4,538,000)	4,538,000	4,538,000

TOTAL INVESTMENTS (cost $334,659,136)(2)	98.7%	356,482,245
Other assets less liabilities	1.3	4,802,871

NET ASSETS	100.0%	$361,285,116

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $283,104 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2010, the aggregate value of these securities was $2,407,203 representing 0.9% of net assets.
(2)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt
GDR	— Global Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Bank of America N.A.	CHF	136,300	USD	129,274	8/18/2010	$—	$(1,591)
	GBP	1,108,600	USD	1,684,994	8/18/2010	—	(54,441)
	NOK	5,707,400	USD	905,937	8/18/2010	—	(32,736)
	USD	921,070	AUD	1,083,000	8/18/2010	57,133	—
	USD	1,722,693	CAD	1,817,200	8/18/2010	44,609	—
	USD	807,431	EUR	638,200	8/18/2010	24,233	—
	USD	1,025,226	NOK	6,584,000	8/18/2010	57,618	—
	USD	1,510,072	SEK	11,477,300	8/18/2010	79,537	—
	USD	452,605	CHF	473,900	8/18/2010	2,398	—

						265,528	(88,768)

Barclays Bank PLC	EUR	524,800	USD	681,534	8/18/2010	—	(2,354)
	GBP	693,700	USD	1,042,180	8/18/2010	—	(46,261)
	USD	1,852,705	JPY	161,565,100	8/18/2010	17,600	—
	USD	2,298,002	GBP	1,512,500	8/18/2010	75,168	—
	USD	619,083	SEK	4,706,700	8/18/2010	32,796	—
	USD	452,580	CHF	474,100	8/18/2010	2,616	—

						128,180	(48,615)

Citibank N.A.	EUR	1,681,200	USD	2,127,559	8/18/2010	—	(63,282)
	HKD	10,161,300	USD	1,304,989	8/18/2010	—	(3,327)
	SGD	6,421,300	USD	4,650,690	8/18/2010	—	(71,633)
	USD	859,600	CAD	906,100	8/18/2010	21,620	—
	USD	3,332,905	DKK	19,696,800	8/18/2010	111,752	—
	USD	2,196,998	NOK	14,111,100	8/18/2010	123,796	—
	USD	3,871,890	GBP	2,548,000	8/18/2010	126,019	—
	USD	670,386	CHF	706,500	8/18/2010	7,942	—

						391,129	(138,242)

Credit Suisse London Branch	CAD	699,200	USD	676,536	8/18/2010	—	(3,465)
	CHF	1,827,700	USD	1,733,239	8/18/2010	—	(21,583)
	EUR	9,222,000	USD	11,638,024	8/18/2010	—	(379,541)
	GBP	3,559,600	USD	5,407,602	8/18/2010	—	(177,546)
	NOK	13,328,600	USD	2,076,235	8/18/2010	—	(115,865)
	USD	1,205,574	CAD	1,271,000	8/18/2010	30,527	—
	USD	1,989,749	EUR	1,572,700	8/18/2010	59,701	—
	USD	2,125,615	JPY	185,381,300	8/18/2010	20,389	—
	USD	4,724,328	SEK	35,954,500	8/18/2010	255,377	—

						365,994	(698,000)

Deutsche Bank AG London	USD	2,265,838	AUD	2,666,100	8/18/2010	142,276	—
	USD	1,699,473	CAD	1,792,400	8/18/2010	43,710	—
	USD	2,021,775	EUR	1,597,900	8/18/2010	60,514	—
	USD	1,315,934	SEK	10,000,700	8/18/2010	69,165	—

						315,665	—

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Goldman Sachs International	EUR	273,200	USD	345,691	8/18/2010	$—	$(10,327)
	GBP	209,600	USD	318,500	8/18/2010	—	(10,371)
	JPY	2,730,800	USD	31,307	8/18/2010	—	(305)
	NOK	14,965,900	USD	2,325,414	8/18/2010	—	(135,966)
	USD	1,321,802	AUD	1,555,500	8/18/2010	83,180	—
	USD	854,463	SEK	6,509,000	8/18/2010	47,035	—

						130,215	(156,969)

HSBC Bank USA	EUR	122,500	USD	155,045	8/18/2010	—	(4,590)
	GBP	180,100	USD	273,748	8/18/2010	—	(8,835)
	USD	1,434,480	AUD	1,688,100	8/18/2010	90,271	—
	USD	1,865,707	HKD	14,527,700	8/18/2010	4,804	—
	USD	487,174	NZD	692,500	8/18/2010	14,755	—
	USD	2,329,813	NOK	14,979,300	8/18/2010	133,771	—
	USD	2,811,984	CHF	2,964,900	8/18/2010	34,691	—

						278,292	(13,425)

JPMorgan Chase Bank	CHF	3,715,200	USD	3,524,273	8/18/2010	—	(42,785)
	GBP	2,842,900	USD	4,318,840	8/18/2010	—	(141,778)
	HKD	8,693,300	USD	1,116,338	8/18/2010	—	(2,966)
	NOK	17,604,100	USD	2,739,639	8/18/2010	—	(155,634)
	SEK	21,367,800	USD	2,808,190	8/18/2010	—	(151,254)
	SGD	8,352,400	USD	6,048,550	8/18/2010	—	(93,934)
	USD	3,181,040	AUD	3,742,400	8/18/2010	199,225	—
	USD	138,203	CAD	145,600	8/18/2010	3,399	—
	USD	495,138	EUR	391,200	8/18/2010	14,651	—
	USD	157,291	HKD	1,224,700	8/18/2010	395	—
	USD	1,274,502	JPY	111,125,100	8/18/2010	11,901	—
	USD	4,679,254	GBP	3,079,500	8/18/2010	152,598	—
	USD	5,903,959	SGD	8,090,300	8/18/2010	45,773	—
	USD	2,216,845	CHF	2,327,600	8/18/2010	17,943	—

						445,885	(588,351)

Royal Bank of Scotland PLC	CAD	4,407,100	USD	4,186,234	8/18/2010	—	(99,854)
	EUR	999,200	USD	1,288,508	8/18/2010	—	(13,590)
	GBP	672,800	USD	1,022,311	8/18/2010	—	(33,338)
	USD	6,922,888	AUD	8,050,300	8/18/2010	348,422	—
	USD	1,873,192	EUR	1,480,000	8/18/2010	55,457	—
	USD	207,719	JPY	18,108,900	8/18/2010	1,913	—
	USD	2,517,364	CHF	2,649,600	8/18/2010	26,584	—

						432,376	(146,782)

State Street Bank and Trust Company	CAD	1,258,700	USD	1,194,469	8/18/2010	—	(29,669)
	EUR	733,000	USD	927,729	8/18/2010	—	(27,474)
	NOK	5,490,100	USD	854,158	8/18/2010	—	(48,776)
	USD	870,417	SEK	6,618,300	8/18/2010	46,219	—

						46,219	(105,919)

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

UBS AG	EUR	2,838,500	USD	3,592,264	8/18/2010	$—	$(106,702)
	NOK	3,381,900	USD	526,587	8/18/2010	—	(29,620)
	USD	2,262,094	AUD	2,661,600	8/18/2010	141,956	—
	USD	1,343,301	CAD	1,416,000	8/18/2010	33,818	—
	USD	531,200	GBP	349,600	8/18/2010	17,336	—
	USD	2,384,430	CHF	2,509,900	8/18/2010	25,388	—

						218,498	(136,322)

Westpac Banking Corp.	GBP	1,217,200	USD	1,851,970	8/18/2010	—	(57,863)
	JPY	373,931,600	USD	4,285,921	8/18/2010	—	(42,775)
	USD	3,112,903	AUD	3,664,200	8/18/2010	196,730	—
	USD	1,594,994	CAD	1,680,900	8/18/2010	39,751	—
	USD	6,532,506	EUR	5,164,200	8/18/2010	197,174	—
	USD	3,965,618	JPY	345,821,700	8/18/2010	37,672	—

						471,327	(100,638)

Net Unrealized Appreciation (Depreciation)						$3,489,308	$(2,222,031)

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Honk Kong Dollar
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Canada	$32,599,540	$—	$—	$32,599,540
France	38,815,167	—	—	38,815,167
Japan	64,810,117	—	—	64,810,117
Switzerland	24,525,025	—	—	24,525,025
United Kingdom	66,127,218	—	—	66,127,218
Other Countries*	113,241,817	283,104	—	113,524,921
Preferred Stock	7,492,322	—	—	7,492,322
Short-Term Investment Securities:
U.S. Government Treasuries	—	4,049,935	—	4,049,935
Repurchase Agreement	—	4,538,000	—	4,538,000
Other Financial Instruments:@
Forward Foreign Currency Contracts Appreciation	—	3,489,308	—	3,489,308
Forward Foreign Currency Contracts Depreciation	—	(2,222,031)	—	(2,222,031)

Total	$347,611,206	$10,138,316	$—	$357,749,522

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.0%
Medical-Drugs	5.3
Oil Companies-Integrated	5.2
Banks-Commercial	4.6
Oil Companies-Exploration & Production	4.2
Computers	2.9
Telephone-Integrated	2.6
Diversified Manufacturing Operations	2.6
Auto-Cars/Light Trucks	2.5
Insurance-Multi-line	2.3
Diversified Minerals	2.3
Banks-Super Regional	2.1
Insurance-Life/Health	1.9
Multimedia	1.8
Chemicals-Diversified	1.7
Cellular Telecom	1.6
Tobacco	1.5
Food-Misc.	1.4
Import/Export	1.3
Retail-Apparel/Shoe	1.3
Transport-Rail	1.2
Auto/Truck Parts & Equipment-Original	1.2
Networking Products	1.1
Oil-Field Services	1.0
Aerospace/Defense-Equipment	1.0
Electric-Integrated	1.0
Metal-Diversified	0.9
Electronic Components-Semiconductors	0.9
Retail-Jewelry	0.9
Computers-Memory Devices	0.9
Medical Products	0.9
Semiconductor Components-Integrated Circuits	0.9
Web Portals/ISP	0.8
Telecom Services	0.8
Medical-Wholesale Drug Distribution	0.8
Medical-Generic Drugs	0.8
Applications Software	0.8
Gold Mining	0.7
Pipelines	0.7
Machinery-Construction & Mining	0.7
Apparel Manufacturers	0.7
Real Estate Operations & Development	0.7
Electric Products-Misc.	0.6
Hotels/Motels	0.6
Chemicals-Specialty	0.6
Machinery-Farming	0.6
Machinery-General Industrial	0.6
Beverages-Non-alcoholic	0.6
Airlines	0.6
Wireless Equipment	0.6
Cable/Satellite TV	0.6
Internet Infrastructure Software	0.6
Transport-Marine	0.5
Food-Retail	0.5
Distribution/Wholesale	0.5
Telecom Equipment-Fiber Optics	0.5
Electronic Components-Misc.	0.5
Semiconductor Equipment	0.5
Finance-Credit Card	0.4
Coal	0.4
Retail-Major Department Stores	0.4
Office Automation & Equipment	0.4
Retail-Regional Department Stores	0.4
Real Estate Management/Services	0.4
Building Products-Doors & Windows	0.4
Beverages-Wine/Spirits	0.3
Brewery	0.3
Power Converter/Supply Equipment	0.3
Computer Services	0.3
Engines-Internal Combustion	0.3
Transport-Air Freight	0.3
Casino Hotels	0.3
Finance-Investment Banker/Broker	0.3
Transport-Services	0.3
Food-Confectionery	0.3
Finance-Leasing Companies	0.3
Auction Houses/Art Dealers	0.3
Building Products-Cement	0.3
Cruise Lines	0.3
Gas-Distribution	0.3
Vitamins & Nutrition Products	0.3
Retail-Mail Order	0.3
Publishing-Newspapers	0.3
Investment Management/Advisor Services	0.3
Toys	0.3
Aerospace/Defense	0.3
Home Decoration Products	0.3
Industrial Gases	0.3
Food-Meat Products	0.2
Travel Services	0.2
Insurance-Property/Casualty	0.2
Retail-Consumer Electronics	0.2
Oil & Gas Drilling	0.2
Oil Field Machinery & Equipment	0.2
Building-Residential/Commercial	0.2
Internet Content-Information/News	0.2
Medical-HMO	0.2
Appliances	0.2
Advertising Agencies	0.2
Retail-Home Furnishings	0.2
Retail-Computer Equipment	0.2
Enterprise Software/Service	0.2
Retail-Convenience Store	0.2
Investment Companies	0.2
Television	0.2
Building Products-Wood	0.2
Machinery-Pumps	0.2
Insurance-Reinsurance	0.2
Diversified Operations	0.2
Computers-Periphery Equipment	0.2
Retail-Misc./Diversified	0.2
Commercial Services	0.2
Electronic Forms	0.2
Banks-Fiduciary	0.2
Retail-Restaurants	0.2
Wire & Cable Products	0.2
Oil Refining & Marketing	0.2
Metal-Copper	0.2
Rubber-Tires	0.2
Food-Canned	0.2
Medical-Hospitals	0.1
Repurchase Agreements	0.1
Diversified Financial Services	0.1

99.9%

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited) — (continued)

Country Allocation*

United States	48.2%
United Kingdom	12.7
Japan	6.8
France	5.0
Switzerland	5.0
Germany	3.3
Canada	2.9
Netherlands	1.8
Australia	1.7
Hong Kong	1.3
China	1.3
Spain	1.2
Italy	0.9
Bermuda	0.7
India	0.6
South Korea	0.6
Belgium	0.6
Sweden	0.6
Denmark	0.6
Jersey	0.5
Mexico	0.5
Taiwan	0.5
Brazil	0.3
Ireland	0.3
Finland	0.3
Norway	0.3
Liberia	0.3
Singapore	0.3
Indonesia	0.3
Luxembourg	0.3
Israel	0.2

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.5%
Australia — 1.7%
BHP Billiton, Ltd.	23,268	$844,548
Challenger Financial Services Group, Ltd.	19,701	62,739
Flight Centre, Ltd.	15,605	262,027
Macquarie Group, Ltd.	9,555	321,572
Seek, Ltd.	35,929	246,063

		1,736,949

Belgium — 0.6%
Bekaert NV	911	198,139
Delhaize Group SA	3,090	228,195
KBC Groep NV†	5,030	222,209

		648,543

Bermuda — 0.7%
Axis Capital Holdings, Ltd.	7,040	219,437
Marvell Technology Group, Ltd.†	15,295	228,202
Orient Overseas International, Ltd.†	36,500	285,233

		732,872

Brazil — 0.3%
Petroleo Brasileiro SA ADR	9,753	355,009

Canada — 2.9%
BCE, Inc.	8,074	246,999
Imax Corp.†	2,400	37,128
Lundin Mining Corp.†	81,433	316,845
Niko Resources, Ltd.	2,860	308,464
Pacific Rubiales Energy Corp.†	10,257	246,036
Quadra FNX Mining, Ltd.†	16,180	195,945
Research In Motion, Ltd.†	4,777	274,850
Talisman Energy, Inc.	22,095	377,187
Teck Resources, Ltd.	8,517	299,820
TELUS Corp.	5,610	221,988
TELUS Corp. (Non Voting Shares)	1,430	53,664
Toronto-Dominion Bank	3,980	283,232
Western Coal Corp.†	39,376	160,867

		3,023,025

China — 1.3%
China Construction Bank Corp.	408,000	346,150
China Merchants Bank Co., Ltd.	184,158	491,957
Guangzhou R&F Properties Co., Ltd.	133,600	209,151
Yanzhou Coal Mining Co., Ltd.	124,000	265,640

		1,312,898

Denmark — 0.6%
Carlsberg A/S	3,879	343,938
D/S Norden	7,140	280,328

		624,266

Finland — 0.3%
Metso Oyj	8,338	328,795

France — 5.0%
Alstom SA	5,290	276,850
AXA SA	29,884	550,854
BNP Paribas	8,486	582,895
Pernod-Ricard SA	4,489	351,342
PPR	3,158	422,441
Rhodia SA	17,247	356,011
Sanofi-Aventis SA	11,292	655,855
Schneider Electric SA	2,954	340,681
Societe Generale	9,557	550,912
Technip SA	4,650	309,648
Total SA	15,906	802,377

		5,199,866

Germany — 3.0%
BASF SE	5,995	350,073
Bayer AG	5,077	291,869
Bayerische Motoren Werke AG	5,187	279,233
Deutsche Bank AG	5,649	394,576
Deutsche Telekom AG	21,375	287,183
E.ON AG	9,884	294,895
Lanxess AG	5,663	271,907
Linde AG	2,283	267,610
Siemens AG	4,085	398,135
Symrise AG	10,700	266,325

		3,101,806

Hong Kong — 1.3%
Cathay Pacific Airways, Ltd.	135,000	300,328
CNOOC, Ltd.	214,000	360,914
Hang Lung Properties, Ltd.	114,000	472,585
Wharf Holdings, Ltd.	40,000	218,603

		1,352,430

India — 0.6%
ICICI Bank, Ltd. ADR	9,107	354,353
Yes Bank, Ltd.	49,701	316,060

		670,413

Indonesia — 0.3%
Bank Rakyat Indonesia	250,500	277,136

Ireland — 0.3%
Bank of Ireland†	311,244	339,891

Israel — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	5,156	251,871

Italy — 0.9%
Intesa Sanpaolo SpA	97,263	321,941
Telecom Italia SpA	255,893	265,940
UniCredit SpA	115,203	322,773

		910,654

Japan — 6.8%
Aisin Seiki Co., Ltd.	9,800	273,939
Asahi Glass Co., Ltd.	37,000	376,874
East Japan Railway Co.	5,400	348,145
Honda Motor Co., Ltd.	17,100	536,187
Isuzu Motors, Ltd.	85,000	249,899
ITOCHU Corp.	37,300	290,991
JX Holdings, Inc.†	36,400	197,178
Komatsu, Ltd.	16,300	342,622
Kubota Corp.	48,000	380,578
Marubeni Corp.	70,000	375,948
Mitsubishi Corp.	20,400	441,317
Mitsui & Co., Ltd.	16,100	206,479
Nidec Corp.	3,200	300,388
Nintendo Co., Ltd.	1,000	279,646
Nippon Telegraph and Telephone Corp.	9,800	407,223

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Nissan Motor Co., Ltd.†	41,800	$321,259
Nitto Denko Corp.	6,600	228,722
ORIX Corp.	4,010	315,620
Sumitomo Electric Industries, Ltd.	33,300	389,293
Suzuken Co., Ltd.	8,200	287,111
Yahoo! Japan Corp.	737	283,642
Yamada Denki Co., Ltd.	3,760	254,163

		7,087,224

Jersey — 0.5%
Petrofac, Ltd.	12,470	244,591
WPP PLC	29,993	318,855

		563,446

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.†	10,659	307,619

Luxembourg — 0.3%
Acergy SA	16,621	272,892

Mexico — 0.5%
America Movil SAB de CV, Series L ADR	6,459	320,431
Banco Compartamos SA de CV	32,491	193,558

		513,989

Netherlands — 1.8%
AerCap Holdings NV†	16,140	210,143
CSM	9,726	282,133
ING Groep NV†	55,181	530,690
Koninklijke Ahold NV	22,020	282,649
Koninklijke KPN NV	20,666	287,622
Koninklijke Philips Electronics NV	8,109	252,663

		1,845,900

Norway — 0.3%
Telenor ASA	20,987	323,849

Singapore — 0.3%
Singapore Airlines, Ltd.	26,000	298,662

South Korea — 0.6%
Hyundai Motor Co.	2,149	270,652
Samsung Electronics Co., Ltd.	553	378,615

		649,267

Spain — 1.2%
Banco Santander SA	32,624	423,822
Inditex SA	5,800	383,583
Telefonica SA	19,433	441,146

		1,248,551

Sweden — 0.6%
Atlas Copco AB, Class A	22,591	369,547
Volvo AB, Class B†	21,551	268,505

		638,052

Switzerland — 5.0%
ACE, Ltd.	6,609	350,806
Cie Financiere Richemont SA	8,776	342,464
Credit Suisse Group AG	14,230	648,047
Holcim, Ltd.	4,633	309,549
Nestle SA	23,081	1,141,088
Novartis AG	18,381	891,965
Roche Holding AG	2,887	375,529
The Swatch Group AG, Class B	724	224,213
UBS AG†	23,021	393,370
Zurich Financial Services AG	2,089	487,707

		5,164,738

Taiwan — 0.5%
Hon Hai Precision Industry Co., Ltd. GDR†	25,650	220,333
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,957	282,366

		502,699

United Kingdom — 12.7%
Aggreko PLC	8,696	209,046
Anglo American PLC†	9,899	392,131
AstraZeneca PLC	6,903	350,735
Autonomy Corp. PLC†	8,985	231,925
Aviva PLC	51,095	286,548
Barclays PLC	113,097	590,607
BG Group PLC	22,137	354,831
BP PLC	100,878	642,589
British American Tobacco PLC	11,220	386,272
Britvic PLC	34,181	257,448
BT Group PLC	118,529	264,477
Burberry Group PLC	26,050	343,974
Cairn Energy PLC†	42,901	314,241
Centrica PLC	61,950	295,418
Cookson Group PLC†	44,978	313,363
EnQuest PLC†	110,547	202,954
Eurasian Natural Resources Corp. PLC	22,479	319,749
GKN PLC	129,196	273,885
GlaxoSmithKline PLC	20,498	357,347
IMI PLC	18,687	209,217
Inchcape PLC†	68,306	320,154
Informa PLC	44,092	271,490
Intercontinental Hotels Group PLC	15,450	267,404
Lloyds Banking Group PLC†	376,331	408,994
Man Group PLC, Class B	67,617	230,558
Petropavlovsk PLC	14,859	235,492
Prudential PLC	30,801	267,997
Rio Tinto PLC	12,880	667,861
Royal Bank of Scotland Group PLC†	364,165	285,486
Royal Dutch Shell PLC, Class A	33,156	912,969
Standard Chartered PLC	26,482	765,429
The Weir Group PLC	11,965	220,229
Travis Perkins PLC†	16,952	224,373
Vodafone Group PLC	446,363	1,041,860
Xstrata PLC	33,939	540,808

		13,257,861

United States — 48.1%
Abbott Laboratories	9,390	460,861
Actuant Corp., Class A	11,010	227,026
Adobe Systems, Inc.†	7,220	207,358
Aflac, Inc.	8,067	396,816
Altria Group, Inc.	19,135	424,032
American Electric Power Co., Inc.	4,970	178,821
American Express Co.	10,053	448,766
Ameriprise Financial, Inc.	6,632	281,130

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

AmerisourceBergen Corp.	10,123	$303,386
Anadarko Petroleum Corp.	11,034	542,431
Analog Devices, Inc.	13,688	406,671
Apple, Inc.†	4,049	1,041,605
Ashland, Inc.	5,310	270,014
AT&T, Inc.	29,045	753,427
Atlas Air Worldwide Holdings, Inc.†	5,540	323,979
Autoliv, Inc.	4,989	286,568
Bank of America Corp.	64,158	900,778
Baxter International, Inc.	8,344	365,217
BE Aerospace, Inc.†	11,739	345,127
Cameron International Corp.†	6,355	251,594
Capital One Financial Corp.	7,596	321,539
Casey’s General Stores, Inc.	6,060	231,795
CBS Corp., Class B	15,288	225,957
Cephalon, Inc.†	4,186	237,556
Chevron Corp.	14,871	1,133,319
Cimarex Energy Co.	4,098	282,229
Cisco Systems, Inc.†	48,263	1,113,427
Citigroup, Inc.†	224,370	919,917
Cognizant Technology Solutions Corp., Class A†	6,077	331,561
Comcast Corp., Class A	18,539	360,954
Concho Resources, Inc.†	3,401	203,992
ConocoPhillips	6,530	360,587
Cooper Tire & Rubber Co.	8,712	188,266
Corning, Inc.	14,715	266,636
CSX Corp.	7,200	379,584
Cummins, Inc.	4,140	329,585
Danaher Corp.	8,636	331,709
Deere & Co.	3,670	244,716
Dell, Inc.†	22,317	295,477
Devon Energy Corp.	3,968	247,960
Dr Pepper Snapple Group, Inc.	9,160	343,958
DTE Energy Co.	5,290	244,186
Eaton Corp.	3,259	255,701
El Paso Corp.	29,660	365,411
EMC Corp.†	19,424	384,401
Emerson Electric Co.	7,010	347,275
Endo Pharmaceuticals Holdings, Inc.†	9,430	226,414
F5 Networks, Inc.†	3,307	290,454
Finisar Corp.†	13,037	208,983
Ford Motor Co.†	25,329	323,451
Forest Laboratories, Inc.†	9,040	250,860
Fossil, Inc.†	4,690	185,724
GameStop Corp., Class A†	12,017	240,941
Gannett Co., Inc.	21,951	289,314
General Electric Co.	58,394	941,311
Genworth Financial, Inc., Class A†	21,021	285,465
Goodrich Corp.	4,393	320,118
Google, Inc., Class A†	1,168	566,305
Guess?, Inc.	10,484	374,279
Halliburton Co.	7,307	218,333
Hartford Financial Services Group, Inc.	10,191	238,571
Hess Corp.	5,992	321,111
Hewlett-Packard Co.	11,889	547,370
Intel Corp.	29,532	608,359
International Business Machines Corp.	6,339	813,928
Interpublic Group of Cos., Inc.†	26,840	245,318
Jones Lang LaSalle, Inc.	4,932	382,033
Kansas City Southern†	4,880	179,096
Lam Research Corp.†	4,930	207,997
Las Vegas Sands Corp.†	11,987	321,971
Lennar Corp., Class A	17,028	251,504
Lexmark International, Inc., Class A†	5,748	211,239
LifePoint Hospitals, Inc.†	4,590	141,877
Ltd Brands, Inc.	9,770	250,503
Macy’s, Inc.	20,502	382,362
Marathon Oil Corp.	8,907	297,939
McKesson Corp.	3,960	248,767
Mead Johnson Nutrition Co.	5,527	293,705
Merck & Co., Inc.†	26,253	904,678
Microsoft Corp.	20,396	526,421
Morgan Stanley	10,070	271,789
Motorola, Inc.†	28,610	214,289
Mylan, Inc.†	19,783	344,224
NetApp, Inc.†	8,832	373,594
Newell Rubbermaid, Inc.	17,382	269,421
Newfield Exploration Co.†	3,744	200,154
Newmont Mining Corp.	9,421	526,634
News Corp., Class B	23,157	342,492
NII Holdings, Inc.†	7,876	295,035
Norfolk Southern Corp.	6,829	384,268
Northrop Grumman Corp.	4,660	273,262
Occidental Petroleum Corp.	4,555	354,971
Oneok, Inc.	7,474	347,765
Pfizer, Inc.	56,857	852,855
Philip Morris International, Inc.	8,658	441,904
Phillips-Van Heusen Corp.	5,874	304,802
Pier 1 Imports, Inc.†	34,584	241,742
Pioneer Natural Resources Co.	3,996	231,448
PNC Financial Services Group, Inc.	6,063	360,082
Principal Financial Group, Inc.	13,211	338,334
Progress Energy, Inc.	6,588	277,421
Prudential Financial, Inc.	8,218	470,809
QEP Resources, Inc.†	6,970	239,907
QUALCOMM, Inc.	10,028	381,866
Questar Corp.	12,730	209,409
Red Hat, Inc.†	8,201	263,662
Reynolds American, Inc.	6,116	353,627
Rowan Cos., Inc.†	10,027	253,282
SanDisk Corp.†	4,420	193,154
Sotheby’s	11,467	311,100
Starbucks Corp.	8,011	199,073
Starwood Hotels & Resorts Worldwide, Inc.	7,747	375,342
State Street Corp.	5,280	205,498
The Cooper Cos., Inc.	7,893	306,722
The Dow Chemical Co.	11,791	322,248
The Goldman Sachs Group, Inc.	2,556	385,496
The J.M. Smucker Co.	5,200	319,436
The Travelers Cos., Inc.	5,050	254,773
The Walt Disney Co.	10,210	343,975
TIBCO Software, Inc.†	21,394	290,103
Tiffany & Co.	9,639	405,513
Time Warner Cable, Inc.	4,004	228,909
Time Warner, Inc.	9,616	302,519

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Treehouse Foods, Inc.†	3,890	$185,514
Tyson Foods, Inc., Class A	14,974	262,195
United Parcel Service, Inc., Class B	4,930	320,450
United Technologies Corp.	5,335	379,319
Unum Group	9,850	224,777
US Bancorp	15,564	371,980
Veeco Instruments, Inc.†	6,086	263,524
VF Corp.	4,392	348,417
Viacom, Inc., Class B	8,907	294,287
Watson Pharmaceuticals, Inc.†	5,650	228,825
WellPoint, Inc.†	4,850	245,992
Wells Fargo & Co.	39,603	1,098,191
Whirlpool Corp.	2,948	245,568
Whiting Petroleum Corp.†	3,996	351,688
Williams-Sonoma, Inc.	10,907	291,326
Xerox Corp.	40,685	396,272
Zimmer Holdings, Inc.†	4,910	260,181

		50,091,421

Total Common Stock (cost $94,425,098)		103,632,594

PREFERRED STOCK — 0.3%
Germany — 0.3%
Volkswagen AG (cost $302,865)	3,315	351,255

Total Long-Term Investment Securities (cost $94,727,963)		103,983,849

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $65,000 and collateralized by $65,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $66,404 (cost $65,000)	$65,000	65,000

TOTAL INVESTMENTS (cost $94,792,963)(1)	99.9%	104,048,849
Other assets less liabilities	0.1	132,795

NET ASSETS	100.0%	$104,181,644

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt
GDR	— Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$5,199,866	$—	$—	$5,199,866
Japan	7,087,224	—	—	7,087,224
Switzerland	5,164,738	—	—	5,164,738
United Kingdom	13,257,861	—	—	13,257,861
United States	50,091,421	—	—	50,091,421
Other Countries*	22,831,484	—	—	22,831,484
Preferred Stock	351,255	—	—	351,255
Repurchase Agreement	—	65,000	—	65,000

Total	$103,983,849	$65,000	$—	$104,048,849

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Repurchase Agreement	12.3%
Banks-Commercial	7.3
Oil Companies-Integrated	5.2
Medical-Drugs	4.7
Diversified Banking Institutions	4.3
Auto-Cars/Light Trucks	3.4
Diversified Minerals	3.0
Food-Misc.	2.9
Electric-Integrated	2.6
Chemicals-Diversified	1.9
Telephone-Integrated	1.6
Real Estate Operations & Development	1.5
Diversified Manufacturing Operations	1.5
Insurance-Multi-line	1.4
Cellular Telecom	1.2
Steel-Producers	1.1
Food-Retail	1.1
Electronic Components-Misc.	1.1
Agricultural Chemicals	1.1
Oil-Field Services	1.1
Brewery	1.1
Tobacco	1.1
Diversified Operations	1.1
Telecom Services	1.0
Import/Export	1.0
Metal-Diversified	1.0
Enterprise Software/Service	0.8
Real Estate Investment Trusts	0.8
Retail-Apparel/Shoe	0.8
Wireless Equipment	0.7
Medical Products	0.7
Transport-Rail	0.7
Office Automation & Equipment	0.7
Machinery-General Industrial	0.7
Multimedia	0.7
Audio/Video Products	0.6
Oil Companies-Exploration & Production	0.6
Engineering/R&D Services	0.6
Electric Products-Misc.	0.6
Insurance-Life/Health	0.5
Machinery-Construction & Mining	0.5
Retail-Jewelry	0.5
Beverages-Wine/Spirits	0.5
Cosmetics & Toiletries	0.5
Insurance-Property/Casualty	0.5
Oil Refining & Marketing	0.4
Auto/Truck Parts & Equipment-Original	0.4
Industrial Gases	0.4
Building Products-Cement	0.4
Gas-Distribution	0.4
Transport-Services	0.4
Insurance-Reinsurance	0.4
Soap & Cleaning Preparation	0.4
Building & Construction-Misc.	0.4
Finance-Other Services	0.3
Paper & Related Products	0.3
Investment Companies	0.3
Photo Equipment & Supplies	0.3
Rubber-Tires	0.3
Finance-Investment Banker/Broker	0.3
Metal Processors & Fabrication	0.3
Retail-Major Department Stores	0.3
Retail-Misc./Diversified	0.3
Toys	0.3
Industrial Automated/Robotic	0.3
Computers-Integrated Systems	0.3
Semiconductor Equipment	0.3
Transport-Marine	0.3
Electronic Components-Semiconductors	0.3
Building & Construction Products-Misc.	0.3
Aerospace/Defense	0.2
Electric-Transmission	0.2
Gold Mining	0.2
Cable/Satellite TV	0.2
Oil & Gas Drilling	0.2
Airlines	0.2
Power Converter/Supply Equipment	0.2
Real Estate Management/Services	0.2
Building-Residential/Commercial	0.2
Electronic Measurement Instruments	0.2
Water	0.2
Food-Meat Products	0.2
Mining	0.2
Distribution/Wholesale	0.2
Textile-Products	0.2
Publishing-Books	0.2
Machinery-Electrical	0.2
Athletic Footwear	0.2
Food-Wholesale/Distribution	0.2
Commercial Services	0.2
Hotels/Motels	0.2
Building-Heavy Construction	0.2
Apparel Manufacturers	0.2
Food-Catering	0.1
Dialysis Centers	0.1
Building Products-Doors & Windows	0.1
Machinery-Farming	0.1
Building Products-Air & Heating	0.1
Machine Tools & Related Products	0.1
Metal-Aluminum	0.1
Medical Instruments	0.1
Transport-Truck	0.1
Retail-Automobile	0.1
Agricultural Operations	0.1
Chemicals-Specialty	0.1
Printing-Commercial	0.1
Metal-Iron	0.1
Web Portals/ISP	0.1
Optical Supplies	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1
Security Services	0.1
Diversified Operations/Commercial Services	0.1
Publishing-Periodicals	0.1
Retail-Consumer Electronics	0.1
Diversified Financial Services	0.1
Medical-Biomedical/Gene	0.1
Non-Ferrous Metals	0.1
Bicycle Manufacturing	0.1
Containers-Metal/Glass	0.1
Aerospace/Defense-Equipment	0.1
Appliances	0.1
Seismic Data Collection	0.1
Applications Software	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited) — (continued)

Resorts/Theme Parks	0.1%
Publishing-Newspapers	0.1
Cruise Lines	0.1
Computer Software	0.1
Shipbuilding	0.1
Casino Hotels	0.1

95.3%

Country Allocation*

Japan	19.0%
United Kingdom	14.7
United States	12.4
Germany	8.6
Switzerland	6.6
France	5.9
Australia	4.1
Sweden	2.8
Hong Kong	2.8
Netherlands	2.4
Singapore	1.6
Italy	1.6
Russia	1.5
Norway	1.4
Poland	1.4
Brazil	1.3
Turkey	1.0
Finland	1.0
Denmark	0.8
Spain	0.6
Bermuda	0.6
Jersey	0.6
South Korea	0.5
Belgium	0.5
Indonesia	0.5
Austria	0.5
Luxembourg	0.3
Egypt	0.2
Isle of Man	0.1

95.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 82.2%
Australia — 4.1%
AGL Energy, Ltd.	2,582	$34,502
Alumina, Ltd.	81,288	113,989
Amcor, Ltd.	42,795	253,981
AMP, Ltd.	7,383	35,401
Australia and New Zealand Banking Group, Ltd.	84,810	1,768,571
BHP Billiton, Ltd.	170,619	6,192,882
BlueScope Steel, Ltd.†	46,845	100,442
Boral, Ltd.	30,717	117,828
Brambles, Ltd.	5,105	24,940
Caltex Australia, Ltd.	2,974	27,632
Coca-Cola Amatil, Ltd.	2,891	30,000
Commonwealth Bank of Australia	1,194	56,776
CSL, Ltd.	1,307	39,186
CSR, Ltd.	12,018	18,701
DuluxGroup, Ltd.†	17,979	40,339
Fairfax Media, Ltd.	5,129	6,844
Fortescue Metals Group, Ltd.†	68,921	267,494
Foster’s Group, Ltd.	10,441	54,409
Incitec Pivot, Ltd.	86,004	252,875
Insurance Australia Group, Ltd.	8,930	27,549
Intoll Group	11,936	15,874
Leighton Holdings, Ltd.	1,087	29,001
Lend Lease Group	2,197	14,490
Macquarie Atlas Roads Group†	2,387	2,591
Macquarie Group, Ltd.	1,050	35,338
National Australia Bank, Ltd.	1,801	40,946
Newcrest Mining, Ltd.	25,091	742,511
Nufarm, Ltd.	5,598	19,346
OneSteel, Ltd.	43,122	116,647
Orica, Ltd.	17,979	409,893
Origin Energy, Ltd.	4,116	57,495
OZ Minerals, Ltd.†	150,367	167,326
QBE Insurance Group, Ltd.	3,179	48,030
Rio Tinto, Ltd.	14,365	917,648
Santos, Ltd.	2,872	34,557
Sims Metal Management, Ltd.	8,070	129,957
Sonic Healthcare, Ltd.	626	5,833
Stockland	744	2,551
Suncorp-Metway, Ltd.	3,209	24,300
TABCORP Holdings, Ltd.	2,037	12,642
Telstra Corp., Ltd.	10,966	31,945
Toll Holdings, Ltd.	2,230	11,984
Transurban Group	4,180	16,942
Wesfarmers, Ltd.	2,438	68,574
Wesfarmers, Ltd. PPS	680	19,188
Westpac Banking Corp.	2,022	43,885
Woodside Petroleum, Ltd.	2,959	111,363
Woolworths, Ltd.	5,261	122,751

		12,717,949

Austria — 0.5%
Erste Group Bank AG	9,957	399,580
OMV AG	4,778	159,926
Raiffeisen International Bank Holding AG	2,787	126,680
Telekom Austria AG	18,635	239,928
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,881	137,716
Vienna Insurance Group	1,819	86,355
Voestalpine AG	7,777	248,805

		1,398,990

Belgium — 0.5%
Ageas NV	12,266	33,775
Anheuser-Busch InBev NV(Turquoise)	14,255	754,853
Anheuser-Busch InBev NV (Brussells)†	10,360	40
Belgacom SA	2,720	97,671
Compagnie Nationale a Portefeuille	1,497	71,634
Groupe Bruxelles Lambert SA	3,320	258,030
Solvay SA	1,616	158,152
UCB SA	2,552	82,260
Umicore	3,880	130,855

		1,587,270

Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	17,000	63,689
Esprit Holdings, Ltd.	59,130	371,870
Kerry Properties, Ltd.	39,000	195,314
Li & Fung, Ltd.	80,000	367,686
Noble Group, Ltd.	85,090	103,249
NWS Holdings, Ltd.	5,526	10,301
Seadrill, Ltd.	28,456	660,411
Shangri-La Asia, Ltd.	2,000	4,063
Yue Yuen Industrial Holdings, Ltd.	24,500	79,170

		1,855,753

Brazil — 0.8%
All America Latina Logistica	22,600	213,305
Banco Bradesco SA	21,362	391,701
Banco do Brasil SA	21,400	371,592
BM&F BOVESPA SA	13,500	99,400
BRF — Brasil Foods SA	32,702	459,442
Companhia Siderurgica Nacional SA	9,800	162,925
Companhia Vale do Rio Doce	5,800	160,104
Empresa Brasileira de Aeronautica SA	5,700	37,237
Petroleo Brasileiro SA	20,400	371,626
Redecard SA	3,800	57,385
Vale SA, Class A	8,554	207,527

		2,532,244

Canada — 0.0%
Thomson Corp.	323	12,077

Denmark — 0.8%
AP Moller — Maersk A/S, Series B	69	581,873
DSV A/S	8,396	149,770
Novo Nordisk A/S, Class B	13,487	1,153,626
Novozymes A/S	1,382	176,555
Vestas Wind Systems A/S†	5,867	285,242

		2,347,066

Egypt — 0.2%
Commercial International Bank Egypt SAE	25,056	173,296
Egyptian Co. for Mobile Services	1,596	44,943
Egyptian Financial Group-Hermes Holding	10,636	52,350
ElSwedy Cables Holding Co.†	2,332	27,762
Ezz Steel†	10,901	34,571

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Egypt (continued)

Orascom Construction Industries	4,187	$175,530
Orascom Telecom Holding SAE	132,917	120,304
Talaat Moustafa Group†	26,101	33,513
Telecom Egypt	16,443	49,551

		711,820

Finland — 1.0%
Fortum Oyj	18,142	422,005
Kesko Oyj, Class B	10,692	414,655
Kone Oyj, Class B	3,273	149,368
Metso Oyj	8,870	349,774
Neste Oil Oyj	3,515	51,806
Nokia Oyj	94,312	871,995
Outokumpu Oyj	6,005	99,539
Rautaruukki Oyj	2,491	48,108
Sampo Oyj, Class A	9,734	237,841
Stora Enso Oyj, Class R	18,946	153,445
UPM-Kymmene Oyj	16,081	233,449
Wartsila Oyj	1,808	95,116

		3,127,101

France — 5.9%
Accor SA	4,171	135,098
Air Liquide SA	7,447	838,183
Alcatel-Lucent†	49,124	147,045
Alstom SA	9,274	485,350
Atos Origin SA†	405	17,390
AXA SA	26,381	486,283
BNP Paribas	19,202	1,318,967
Bouygues SA	4,172	176,150
Cap Gemini SA	2,128	101,274
Carrefour SA	12,507	575,745
Casino Guichard Perrachon SA	478	41,629
Cie Generale d’Optique Essilor International SA	4,077	255,021
Cie Generale de Geophysique-Veritas†	8,787	169,758
CNP Assurances†	4,516	93,219
Compagnie de St. Gobain	4,237	180,358
Compagnie Generale des Etablissements Michelin, Class B	4,506	343,277
Credit Agricole SA	13,125	179,761
Danone	8,226	461,377
Dassault Systemes SA	850	55,257
Edenred†	4,171	73,378
EDF SA	3,430	145,805
Eurazeo	779	49,626
Fonciere Des Regions†	468	42,764
France Telecom SA	28,334	593,360
GDF Suez	21,515	714,670
Gecina SA	438	44,863
Hermes International	1,484	254,595
ICADE	400	38,031
Imerys SA	900	52,332
Klepierre	1,744	55,647
L’Oreal SA	1,002	105,140
Lafarge SA	6,641	361,747
Lagardere SCA	3,707	136,542
LVMH Moet Hennessy Louis Vuitton SA	4,403	537,170
Neopost SA	996	77,033
Pernod-Ricard SA	2,192	171,562
Peugeot SA†	3,553	105,427
PPR	2,692	360,105
Publicis Groupe SA	1,844	83,108
Renault SA†	3,434	153,202
Safran SA	1,189	32,089
Sanofi-Aventis SA	21,929	1,273,668
Schneider Electric SA	2,941	339,182
SCOR SE	3,053	66,978
Societe BIC SA	589	43,827
Societe Generale	11,382	656,114
Societe Television Francaise 1	5,707	90,770
Sodexo	2,147	135,263
Technip SA	13,462	896,448
Thales SA	1,691	57,063
Total SA	57,502	2,900,686
Unibail-Rodamco SE	3,218	634,902
Vallourec SA	1,364	132,797
Veolia Environnement	9,371	248,816
Vinci SA	4,084	197,715
Vivendi SA	18,739	450,422

		18,373,989

Germany — 8.2%
Adidas AG	5,392	292,025
Allianz SE	11,505	1,335,854
BASF SE	28,142	1,643,329
Bayer AG	21,145	1,215,594
Bayerische Motoren Werke AG	20,344	1,095,182
Beiersdorf AG	2,716	160,864
Celesio AG	4,040	94,317
Commerzbank AG†	12,560	113,591
Daimler AG†	38,814	2,092,768
Deutsche Bank AG	18,029	1,259,305
Deutsche Boerse AG	2,784	194,895
Deutsche Lufthansa AG†	8,514	138,410
Deutsche Post AG (Sweden)	24,338	422,617
Deutsche Postbank AG†	2,958	94,325
Deutsche Telekom AG	77,404	1,039,960
E.ON AG	85,940	2,564,074
Fresenius Medical Care AG & Co. KGaA	8,217	450,860
GEA Group AG	4,509	102,035
Hochtief AG	1,442	93,478
K+S AG	8,746	464,328
Linde AG	3,776	442,617
MAN SE	3,376	313,372
Merck KGaA	1,855	165,105
Metro AG	14,397	799,144
Muenchener Rueckversicherungs AG	5,289	732,658
Puma AG Rudolf Dassler Sport	463	135,303
RWE AG	13,739	970,217
SAP AG	48,767	2,226,818
Siemens AG	39,713	3,870,534
ThyssenKrupp AG	10,314	306,045
TUI AG†	7,227	76,115
Volkswagen AG	6,783	642,792

		25,548,531

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Hong Kong — 2.8%
Bank of East Asia, Ltd.	81,858	$321,425
BOC Hong Kong Holdings, Ltd.	197,500	507,003
Cathay Pacific Airways, Ltd.	50,000	111,233
Cheung Kong Holdings, Ltd.	70,000	844,866
CLP Holdings, Ltd.	69,000	509,005
Hang Lung Group, Ltd.	42,000	246,566
Hang Lung Properties, Ltd.	102,000	422,839
Hang Seng Bank, Ltd.	43,000	595,661
Henderson Land Development Co., Ltd.	54,728	340,663
Hong Kong & China Gas Co., Ltd.	163,400	408,106
Hong Kong Exchanges and Clearing, Ltd.	36,800	603,582
Hongkong Electric Holdings, Ltd.	44,500	269,836
Hopewell Holdings, Ltd.	30,000	94,818
Hutchison Whampoa, Ltd.	82,000	539,453
Hysan Development Co., Ltd.	27,938	86,862
MTR Corp.	55,532	195,533
New World Development, Ltd.	138,730	247,544
Sino Land Co., Ltd.	95,977	181,637
Sun Hung Kai Properties, Ltd.	60,389	885,524
Swire Pacific, Ltd., Class A	39,000	473,724
The Link REIT	99,127	257,149
Wharf Holdings, Ltd.	70,000	382,555
Wheelock & Co., Ltd.	50,000	154,490
Wing Hang Bank, Ltd.	7,000	75,565

		8,755,639

Indonesia — 0.5%
Astra International Tbk PT	51,500	291,786
Bank Mandiri Tbk PT	166,500	111,639
Bank Rakyat Indonesia	141,500	156,546
Bumi Resources Tbk PT	421,000	80,921
International Nickel Indonesia Tbk PT	58,000	26,736
Lippo Karawaci TBK PT†	261,000	14,146
Perusahaan Gas Negara PT	240,500	108,848
PT Astra Agro Lestari Tbk	11,000	23,971
PT Bank Central Asia	297,500	197,812
PT Bank Danamon Indonesia Tbk	78,500	46,932
PT Indosat Tbk	39,000	21,138
PT Tambang Batubara Bukit Asam Tbk	20,500	38,258
PT Unilever Indonesia Tbk	46,000	87,132
Semen Gresik PT	35,500	36,696
Telekomunikasi Indonesia Tbk PT	244,000	230,407
United Tractors Tbk PT	39,000	87,819

		1,560,787

Ireland — 0.6%
Charter International PLC	18,677	211,597
Experian PLC	15,357	151,211
James Hardie Industries SE†	22,203	130,767
Petrofac, Ltd.	20,453	401,173
Shire PLC	94	2,146
WPP PLC	98,196	1,043,920

		1,940,814

Italy — 1.6%
Assicurazioni Generali SpA	29,766	599,687
Banco Popolare SC	6,282	40,072
Beni Stabili SpA†	2,808	2,305
Enel SpA	33,325	163,613
ENI SpA	85,427	1,746,678
Fiat SpA	8,180	104,786
Intesa Sanpaolo SpA	235,117	778,238
Mediobanca SpA†	2,922	26,274
Saipem SpA	26,415	950,067
Telecom Italia SpA	63,371	80,724
UniCredit SpA	105,095	294,452
Unione di Banche Italiane SCPA	5,785	62,081

		4,848,977

Japan — 19.0%
ACOM Co., Ltd.	1,390	24,310
Advantest Corp.	6,600	142,626
Aeon Co., Ltd.	12,600	134,904
Aeon Credit Service Co., Ltd.	2,700	27,095
Aeon Mall Co., Ltd.	300	6,577
Aisin Seiki Co., Ltd.	1,700	47,520
Ajinomoto Co., Inc.	19,000	180,115
Amada Co., Ltd.	10,000	65,397
Aozora Bank, Ltd.	1,800	2,396
Asahi Breweries, Ltd.	8,000	141,767
Asahi Glass Co., Ltd.	40,200	409,468
Asahi Kasei Corp.	38,000	198,808
Astellas Pharma, Inc.	14,101	478,385
Bank of Kyoto, Ltd.	11,000	91,799
Benesse Holdings, Inc.	1,900	84,119
Bridgestone Corp.	33,100	592,693
Canon, Inc.	39,100	1,703,935
Casio Computer Co., Ltd.	11,300	81,485
Central Japan Railway Co.	50	407,431
Chubu Electric Power Co., Inc.	7,900	195,866
Chugai Pharmaceutical Co., Ltd.	7,205	126,095
Chuo Mitsui Trust Holdings, Inc.	46,518	165,299
Citizen Holdings Co., Ltd.	13,800	83,060
Coca-Cola West Co., Ltd.	500	9,069
Credit Saison Co., Ltd.	3,600	45,753
Dai Nippon Printing Co., Ltd.	14,400	174,177
Daicel Chemical Industries, Ltd.	8,000	56,670
Daiichi Sankyo Co., Ltd.	23,100	430,209
Daikin Industries, Ltd.	11,700	434,036
Daito Trust Construction Co., Ltd.	3,800	206,725
Daiwa House Industry Co., Ltd.	20,400	201,178
Daiwa Securities Group, Inc.	58,000	251,079
Denki Kagaku Kogyo K.K.	15,000	75,699
Denso Corp.	25,309	725,625
DIC Corp.	27,000	44,690
Dowa Holdings Co., Ltd.	19,000	100,064
East Japan Railway Co.	11,700	754,314
Eisai Co., Ltd.	6,400	218,383
FamilyMart Co., Ltd.	1,900	67,955
Fanuc, Ltd.	7,300	862,700
Fast Retailing Co., Ltd.	3,300	493,883
Fuji Electric Holdings Co., Ltd.	7,000	19,446
Fuji Media Holdings, Inc.	16	23,187
FUJIFILM Holdings Corp.	16,800	525,030
Fujitsu, Ltd.	76,400	543,851
Fukuoka Financial Group, Inc.	24,000	100,006

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Furukawa Electric Co., Ltd.	20,600	$91,561
Gunma Bank, Ltd.	1,000	5,371
Hirose Electric Co., Ltd.	900	91,255
Hitachi Construction Machinery Co., Ltd.	2,600	52,906
Hitachi, Ltd.†	114,800	467,731
Hokkaido Electric Power Co., Inc.	500	10,718
Hokuhoku Financial Group, Inc.	47,000	83,234
Honda Motor Co., Ltd.	51,704	1,621,230
Hoya Corp.	14,300	340,307
Ibiden Co., Ltd.	4,900	146,385
IHI Corp.	39,000	68,615
Inpex Corp.	28	136,767
Isetan Mitsukoshi Holdings, Ltd.	8,740	82,549
Ito En, Ltd.	800	12,584
ITOCHU Corp.	54,000	421,274
ITOCHU Techno-Solutions Corp.	1,500	54,691
J Front Retailing Co., Ltd.	10,500	47,642
Jafco Co., Ltd.	200	4,734
Japan Prime Realty Investment Corp.	3	6,771
Japan Real Estate Investment Corp.	13	115,111
Japan Retail Fund Investment Corp.	52	66,990
Japan Tobacco, Inc.	172	553,458
JFE Holdings, Inc.	12,600	390,127
JGC Corp.	9,000	148,863
JS Group Corp.	7,800	157,363
JSR Corp.	5,300	92,878
JTEKT Corp.	1,000	9,711
JX Holdings, Inc.†	73,200	396,523
Kajima Corp.	43,800	104,437
Kamigumi Co., Ltd.	1,000	7,848
Kaneka Corp.	9,000	55,837
Kao Corp.	19,800	468,444
Kawasaki Heavy Industries, Ltd.	38,000	95,006
Kawasaki Kisen Kaisha, Ltd.†	3,000	12,813
Keihin Electric Express Railway Co., Ltd.	14,000	130,609
Keio Corp.	6,000	40,419
Keyence Corp.	1,800	414,607
Kikkoman Corp.	4,000	42,410
Kinden Corp.	1,000	9,028
Kintetsu Corp.	51,500	166,312
Kirin Holdings Co., Ltd.	20,800	277,831
Kobe Steel, Ltd.	66,000	138,272
Komatsu, Ltd.	41,000	861,809
Konami Corp.	4,100	63,212
Konica Minolta Holdings, Inc.	16,500	173,795
Kubota Corp.	55,000	436,078
Kuraray Co., Ltd.	10,500	131,744
Kurita Water Industries, Ltd.	2,300	63,972
Kyocera Corp.	5,600	499,751
Kyowa Hakko Kirin Co., Ltd.	8,016	82,113
Kyushu Electric Power Co., Inc.	3,900	88,252
Lawson, Inc.	1,800	82,609
Leopalace21 Corp.†	4,500	9,948
Mabuchi Motor Co., Ltd.	900	45,263
Makita Corp.	800	23,112
Marubeni Corp.	84,200	452,211
Marui Group Co., Ltd.	12,600	88,380
Matsui Securities Co., Ltd.	6,500	38,446
MEIJI Holdings Co., Ltd.	1,000	43,000
Minebea Co., Ltd.	15,000	82,817
Mitsubishi Chemical Holdings Corp.	28,500	147,127
Mitsubishi Corp.	53,000	1,146,559
Mitsubishi Electric Corp.	79,800	695,519
Mitsubishi Estate Co., Ltd.	27,000	380,647
Mitsubishi Heavy Industries, Ltd.	115,400	432,775
Mitsubishi Logistics Corp.	3,000	34,446
Mitsubishi Materials Corp.†	63,000	167,718
Mitsubishi Rayon Co., Ltd.†	18,000	73,338
Mitsubishi UFJ Financial Group, Inc.	240,411	1,193,776
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	10,556
Mitsui & Co., Ltd.	56,800	728,450
Mitsui Chemicals, Inc.	19,000	56,300
Mitsui Fudosan Co., Ltd.	19,000	281,498
Mitsui Mining & Smelting Co., Ltd.	38,000	103,802
Mitsui O.S.K. Lines, Ltd.	11,000	74,483
Mizuho Financial Group, Inc.	560,500	914,758
Mizuho Securities Co., Ltd.	27,000	61,254
MS&AD Insurance Group Holdings	11,000	244,586
Murata Manufacturing Co., Ltd.	7,000	345,969
Namco Bandai Holdings, Inc.	2,700	24,158
NEC Corp.	77,800	209,820
NGK Insulators, Ltd.	16,400	277,525
NGK Spark Plug Co., Ltd.	7,000	90,503
Nidec Corp.	3,800	356,710
Nikon Corp.	7,400	128,651
Nintendo Co., Ltd.	3,000	838,937
Nippon Building Fund, Inc.	17	144,823
Nippon Electric Glass Co., Ltd.	14,000	178,413
Nippon Express Co., Ltd.	28,400	115,710
Nippon Meat Packers, Inc.	8,400	110,548
Nippon Paper Group, Inc.	2,500	66,642
Nippon Sheet Glass Co., Ltd.	15,000	36,981
Nippon Steel Corp.	194,000	662,423
Nippon Telegraph and Telephone Corp.	8,600	357,359
Nippon Yusen K.K.	38,000	160,982
Nissan Chemical Industries, Ltd.	7,000	83,211
Nissan Motor Co., Ltd.†	71,900	552,597
Nisshin Seifun Group, Inc.	5,500	67,290
Nisshinbo Holdings, Inc.	2,000	20,696
Nissin Foods Holdings Co., Ltd.	2,400	84,033
Nitto Denko Corp.	6,700	232,187
NKSJ Holdings, Inc.†	30,000	175,357
Nomura Holdings, Inc.	84,900	472,677
Nomura Real Estate Holdings, Inc.	300	3,695
Nomura Real Estate Office Fund, Inc.	1	5,278
Nomura Research Institute, Ltd.	4,600	91,260
NSK, Ltd.	22,000	156,606
NTN Corp.	19,000	82,470
NTT Data Corp.	51	185,358
NTT DoCoMo, Inc.	114	181,434
NTT Urban Development Corp.	6	4,868
Obayashi Corp.	29,000	123,861
Obic Co., Ltd.	370	69,850

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

OJI Paper Co., Ltd.	35,800	$173,209
Olympus Corp.	4,400	117,951
Omron Corp.	7,600	183,325
Onward Holdings Co., Ltd.	5,000	37,618
Oracle Corp.	1,700	90,219
Oriental Land Co., Ltd.	2,000	167,139
ORIX Corp.	580	45,651
Osaka Gas Co., Ltd.	38,200	141,048
Panasonic Corp.	70,600	933,216
Panasonic Electric Works Co., Ltd.	11,000	139,927
Promise Co., Ltd.	1,300	10,352
Resona Holdings, Inc.	14,700	161,471
Ricoh Co., Ltd.	26,000	360,229
Rohm Co., Ltd.	4,800	302,795
Sanyo Electric Co., Ltd.†	52,000	81,857
Sapporo Hokuyo Holdings, Inc.	2,000	9,491
Sapporo Holdings, Ltd.	3,000	14,445
SBI Holdings, Inc.	365	48,543
Secom Co., Ltd.	4,100	188,165
Seiko Epson Corp.	4,900	64,316
Sekisui Chemical Co., Ltd.	15,000	101,742
Sekisui House, Ltd.	31,400	278,764
Seven & I Holdings Co., Ltd.	26,400	632,231
Sharp Corp.	26,800	293,762
Shimamura Co., Ltd.	700	63,441
Shimano, Inc.	3,800	193,090
Shimizu Corp.	31,000	117,333
Shin-Etsu Chemical Co., Ltd.	14,748	734,882
Shinsei Bank, Ltd.†	40,000	37,039
Shionogi & Co., Ltd.	7,400	150,921
Shiseido Co., Ltd.	13,200	295,489
Showa Denko K.K.	25,000	49,482
Showa Shell Sekiyu K.K.	7,400	54,475
SMC Corp.	2,500	331,038
Softbank Corp.	31,500	942,502
Sony Corp.	24,647	771,690
Sony Financial Holdings, Inc.	5	18,143
Stanley Electric Co., Ltd.	2,400	41,586
Sumitomo Chemical Co., Ltd.	40,400	175,357
Sumitomo Corp.	35,400	376,147
Sumitomo Electric Industries, Ltd.	21,800	254,853
Sumitomo Heavy Industries, Ltd.	17,000	99,566
Sumitomo Metal Industries, Ltd.	124,000	299,971
Sumitomo Metal Mining Co., Ltd.	35,400	471,208
Sumitomo Mitsui Financial Group, Inc.	35,500	1,099,578
Sumitomo Realty & Development Co., Ltd.	9,000	162,093
Suruga Bank, Ltd.	1,000	9,017
Suzuki Motor Corp.	2,900	60,756
T&D Holdings, Inc.	6,700	146,804
Taiheiyo Cement Corp.†	27,000	36,565
Taisei Corp.	41,000	82,100
Taisho Pharmaceutical Co., Ltd.	5,412	105,239
Takashimaya Co., Ltd.	11,000	85,306
Takeda Pharmaceutical Co., Ltd.	24,501	1,124,445
TDK Corp.	4,200	253,279
Teijin, Ltd.	30,800	98,038
Terumo Corp.	6,800	356,942
The 77 Bank, Ltd.	14,000	74,379
The Bank of Yokohama, Ltd.	49,000	226,298
The Chiba Bank, Ltd.	25,000	152,787
The Hachijuni Bank, Ltd.	1,000	5,730
The Hiroshima Bank, Ltd.	3,000	11,806
The Joyo Bank, Ltd.	30,000	121,188
The Kansai Electric Power Co., Inc.	13,500	327,206
The Nishi-Nippon City Bank, Ltd.	26,000	75,838
The Shizuoka Bank, Ltd.	24,000	200,012
The Sumitomo Trust & Banking Co., Ltd.	90,000	501,071
THK Co., Ltd.	1,700	33,589
Tobu Railway Co., Ltd.	26,200	150,416
Toho Co., Ltd.	2,800	46,216
Tohoku Electric Power Co., Inc.	7,900	170,719
Tokio Marine Holdings, Inc.	23,971	656,466
Tokyo Broadcasting System, Inc.	3,200	40,743
Tokyo Electric Power Co., Inc.	19,600	538,351
Tokyo Electron, Ltd.	7,900	424,284
Tokyo Gas Co., Ltd.	41,400	188,323
Tokyo Tatemono Co., Ltd.	9,000	29,377
Tokyu Corp.	35,000	150,703
Tokyu Land Corp.	1,000	3,634
TonenGeneral Sekiyu K.K.	11,000	99,311
Toppan Printing Co., Ltd.	13,200	108,937
Toray Industries, Inc.	38,100	204,182
Toshiba Corp.†	99,000	517,947
Tosoh Corp.	20,000	53,475
TOTO, Ltd.	16,200	110,444
Toyo Seikan Kaisha, Ltd.	6,400	102,747
Toyoda Gosei Co., Ltd.	600	15,001
Toyota Boshoku Corp.	1,100	17,392
Toyota Industries Corp.	3,050	82,256
Toyota Motor Corp.	78,200	2,760,692
Trend Micro, Inc.	4,000	118,062
Unicharm Corp.	1,400	166,584
UNY Co., Ltd.	4,900	37,886
Ushio, Inc.	2,000	33,983
USS Co., Ltd.	850	63,950
West Japan Railway Co.	15	55,559
Yahoo! Japan Corp.	600	230,916
Yakult Honsha Co., Ltd.	3,100	89,668
Yamada Denki Co., Ltd.	3,220	217,661
Yamaha Corp.	4,000	44,401
Yamaha Motor Co., Ltd.†	1,600	20,760
Yamato Holdings Co., Ltd.	7,700	95,543
Yamazaki Baking Co., Ltd.	3,000	38,023
Yokogawa Electric Corp.	8,700	51,559

		59,251,003

Luxembourg — 0.3%
ArcelorMittal	16,477	502,231
Millicom International Cellular SA SDR	600	55,515
Oriflame Cosmetics SA SDR	4,231	252,993

		810,739

Malaysia — 0.0%
YTL Corp.	418	986

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	136,683	$57,797

Netherlands — 2.4%
Aegon NV†	40,601	244,229
Akzo Nobel NV	6,809	401,111
ASML Holding NV	13,061	416,490
Corio NV	1,473	86,418
European Aeronautic Defence and Space Co. NV†	4,088	96,850
Fugro NV	6,553	345,980
Heineken NV	18,905	855,610
ING Groep NV†	35,130	337,854
Koninklijke Ahold NV	46,829	601,099
Koninklijke DSM NV	4,158	197,315
Koninklijke KPN NV	41,303	574,841
Koninklijke Philips Electronics NV	24,408	760,513
Reed Elsevier NV	18,448	238,722
SBM Offshore NV	15,065	237,645
STMicroelectronics NV	15,622	128,845
TNT NV	20,656	616,419
Unilever NV	36,504	1,073,897
Wolters Kluwer NV	11,584	233,681

		7,447,519

Norway — 1.4%
DnB NOR ASA	30,231	375,434
Norsk Hydro ASA	46,673	251,209
Orkla ASA	41,519	344,428
Renewable Energy Corp. ASA†	5,000	13,760
Statoil ASA	36,211	731,915
Telenor ASA	64,519	995,590
Yara International ASA	44,571	1,680,000

		4,392,336

Poland — 1.4%
Asseco Poland SA	9,021	161,110
Bank Handlowy w Warszawie SA†	5,898	148,314
Bank Pekao SA	16,685	889,614
Bank Zachodni WBK SA	3,702	222,192
BRE Bank SA†	1,302	109,234
Getin Holding SA†	41,599	138,979
Globe Trade Centre SA†	16,400	128,575
Kghm Polska Miedz SA	15,281	530,411
PBG SA	1,200	89,746
Polski Koncern Naftowy SA†	37,585	477,454
Polskie Gornictwo Naftowe I Gazownictwo SA	145,278	167,774
Powszechna Kasa Oszczednosci Bank Polski SA	68,451	872,895
Telekomunikacja Polska SA	87,905	454,967

		4,391,265

Russia — 1.5%
Gazprom OAO ADR	61,650	1,331,640
LUKOIL ADR	12,600	719,460
Mining & Metallurgical Co. Norilsk Nickel ADR†	31,455	517,120
Mobile Telesystems OJSC ADR	13,000	288,600
NovaTek OAO GDR	2,083	156,225
Polyus Gold Co. ADR	6,292	151,637
Rosneft Oil Co. GDR†	40,950	273,546
Surgutneftegaz ADR	39,100	396,474
Tatneft GDR†	10,142	313,489
VTB Bank OJSC GDR	70,333	381,205

		4,529,396

Singapore — 1.7%
Ascendas Real Estate Investment Trust	53,000	82,630
CapitaLand, Ltd.	88,000	256,273
CapitaMall Trust	77,004	108,161
City Developments, Ltd.	19,983	177,816
ComfortDelgro Corp., Ltd.	68,481	80,578
DBS Group Holdings, Ltd.	58,947	624,236
Fraser and Neave, Ltd.	36,000	145,345
Genting Singapore PLC†	170,000	158,773
Jardine Cycle & Carriage, Ltd.	5,025	132,295
Keppel Corp., Ltd.	47,000	322,827
Olam International, Ltd.	44,000	90,925
Oversea-Chinese Banking Corp., Ltd.	87,901	583,723
SembCorp Industries, Ltd.	38,370	119,077
SembCorp Marine, Ltd.	32,800	96,485
Singapore Airlines, Ltd.	17,810	204,583
Singapore Airlines, Ltd. - 200	10,000	114,429
Singapore Exchange, Ltd.	30,008	169,041
Singapore Press Holdings, Ltd.	51,952	157,789
Singapore Technologies Engineering, Ltd.	45,000	107,222
Singapore Telecommunications, Ltd.	177,560	407,403
Singapore Telecommunications, Ltd. - 10	100,000	228,710
United Overseas Bank, Ltd.	41,059	599,670
Wilmar International, Ltd.	47,000	216,370

		5,184,361

South Korea — 0.5%
Amorepacific Corp.	15	12,248
Cheil Industries, Inc.	314	24,099
Daewoo Securities Co., Ltd.	800	15,587
Doosan Heavy Industries and Construction Co., Ltd.	422	27,501
GS Engineering & Construction Corp.	272	18,393
Hana Financial Group, Inc.	840	25,028
Hynix Semiconductor, Inc.†	2,000	38,036
Hyundai Engineering & Construction Co. Ltd.†	330	17,629
Hyundai Heavy Industries Co., Ltd.	185	41,986
Hyundai Mobis	259	44,769
Hyundai Motor Co.	620	78,085
Hyundai Steel Co.	331	28,677
Industrial Bank Of Korea	1,350	17,858
KB Financial Group, Inc.	1,570	68,343
Kia Motors Corp.†	930	24,290
Korea Electric Power Corp.†	1,120	31,430
Korea Exchange Bank	2,260	23,210
Korean Air Lines Co., Ltd.†	162	10,106
KT Corp.	930	33,645
KT&G Corp.	489	24,552
LG Chemical Co., Ltd.†	194	53,949
LG Corp.	752	51,995
LG Display Co., Ltd.	990	30,376
LG Electronics, Inc.	403	34,234

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
South Korea (continued)

LG Household & Health Care, Ltd.	40	$12,594
Lotte Shopping Co., Ltd.†	57	17,345
NCsoft Corp.	68	10,806
NHN Corp†	184	28,617
OCI Co., Ltd.	78	18,263
POSCO	261	108,541
S-Oil Corp.	320	15,282
Samsung Corp.	643	32,230
Samsung Electro-Mechanics Co., Ltd.	255	29,421
Samsung Electronics Co., Ltd.	363	248,530
Samsung Engineering Co., Ltd.	156	16,285
Samsung Fire & Marine Insurance Co. Ltd.	167	29,078
Samsung Heavy Industries Co., Ltd.	990	20,669
Samsung SD Co., Ltd.	159	22,847
Samsung Securities Co. Ltd.	315	15,975
Samsung Techwin Co., Ltd.	172	15,992
Shinhan Financial Group Co., Ltd.	1,740	71,331
Shinsegae Co. Ltd.	70	33,489
SK Energy Co., Ltd.	279	29,125
SK Telecom Co., Ltd.	217	30,539
Woori Finance Holdings Co., Ltd.	1,040	12,922

		1,595,907

Spain — 0.6%
Banco Santander SA	130,242	1,691,988
Telefonica SA	7,744	175,796

		1,867,784

Sweden — 2.8%
Alfa Laval AB	9,578	148,453
Assa Abloy AB, Class B	8,188	181,120
Atlas Copco AB, Class A	25,540	417,787
Atlas Copco AB, Class B	12,003	179,222
Electrolux AB, Class B	7,900	176,172
Getinge AB, Class B	16,483	364,835
Hennes & Mauritz AB, Class B	40,020	1,260,525
Holmen AB	1,750	45,934
Husqvarna AB, Class B	6,100	43,091
Investor AB, Class B	26,281	495,432
Kinnevik Investment AB	1,985	37,282
Lundin Petroleum AB†	6,728	37,500
Nordea Bank AB	77,460	774,637
Ratos AB Series B	800	22,849
Sandvik AB	29,875	385,870
Scania AB, Class B	1,885	34,751
Securitas AB, Class B	2,326	23,632
Skandinaviska Enskilda Banken AB, Class A	9,552	65,743
Skanska AB, Class B	9,841	166,433
SKF AB, Class B	10,488	200,328
SSAB AB, Class A	4,852	70,230
Svenska Cellulosa AB, Class B	23,071	332,980
Svenska Handelsbanken AB, Class A	18,289	524,884
Swedbank AB, Class A†	3,861	44,147
Swedish Match AB	10,138	239,420
Tele2 AB, Class B	5,785	102,564
Telefonaktiebolaget LM Ericsson, Class B	129,932	1,434,360
TeliaSonera AB	59,673	431,865
Volvo AB, Class A†	12,701	149,446
Volvo AB, Class B†	31,453	391,874

		8,783,366

Switzerland — 6.6%
ABB, Ltd.†	71,140	1,435,502
Baloise Holding AG	1,163	93,167
Cie Financiere Richemont SA	21,629	844,023
Credit Suisse Group AG	27,847	1,268,179
GAM Holding, Ltd.†	7,924	91,662
Geberit AG	830	135,691
Givaudan SA	182	167,726
Holcim, Ltd.	8,766	585,690
Julius Baer Group, Ltd.	7,924	277,268
Logitech International SA†	6,025	94,681
Lonza Group AG	861	66,867
Nestle SA	117,140	5,791,216
Nobel Biocare Holding AG	14,921	251,238
Novartis AG	56,264	2,730,292
Pargesa Holding SA	200	13,747
Roche Holding AG	16,931	2,202,314
Schindler Holding AG (Participation Certificate)	1,772	158,879
Straumann Holding AG	1,366	299,374
Swiss Life Holding AG†	583	61,283
Swiss Reinsurance Co., Ltd.	8,349	384,549
Swisscom AG	462	172,967
Syngenta AG	6,743	1,488,807
The Swatch Group AG	1,409	79,194
The Swatch Group AG, Class B	1,747	541,022
UBS AG†	37,587	642,266
Zurich Financial Services AG	2,884	673,312

		20,550,916

Thailand — 0.0%
Univest Land PCL†(2)	22,500	0

Turkey — 1.0%
Akbank TAS	82,938	459,483
Anadolu Efes Biracilik ve Malt Sanayii AS	20,205	254,707
BIM Birlesik Magazalar AS GDR	7,006	214,986
Enka Insaat ve Sanayi AS	33,991	125,166
Eregli Demir ve Celik Fabrikalari TAS†	46,661	130,027
Haci Omer Sabanci Holdings AS	31,207	144,937
KOC Holding AS	23,314	92,037
Tupras-Turkiye Petrol Rafinerileri AS	8,715	198,042
Turk Telekomunikasyon AS	48,070	180,199
Turkcell Iletisim Hizmet AS	44,590	261,824
Turkiye Garanti Bankasi AS	96,235	498,031
Turkiye Halk Bankasi AS†	18,082	146,364
Turkiye Is Bankasi, Class C	83,569	313,273
Turkiye Vakiflar Bankasi Tao†	38,118	103,186
Yapi Ve Kredi Bankasi AS†	42,788	130,022

		3,252,284

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

United Kingdom — 14.7%
3i Group PLC	16,021	$71,421
Admiral Group PLC	4,169	94,725
Aggreko PLC	16,712	401,746
AMEC PLC	32,837	449,823
Anglo American PLC†	27,383	1,084,727
Antofagasta PLC	96	1,488
Associated British Foods PLC	66	1,064
AstraZeneca PLC	35,759	1,816,881
Aviva PLC	56,884	319,013
BAE Systems PLC	65,631	321,725
Balfour Beatty PLC	10,256	40,088
Barclays PLC	150,846	787,737
Berkeley Group Holdings PLC†	2,361	30,009
BG Group PLC	100,786	1,615,485
BHP Billiton PLC	11,448	350,560
BP PLC	169,957	1,082,620
British Airways PLC†	19,563	67,411
British American Tobacco PLC	53,325	1,835,827
British Land Co. PLC	24,269	175,861
British Sky Broadcasting Group PLC	60,560	675,647
BT Group PLC	203,716	454,558
Bunzl PLC	7,445	80,608
Burberry Group PLC	12,959	171,116
Cable & Wireless Communications PLC	533	495
Cable & Wireless Worldwide PLC	533	558
Cairn Energy PLC†	260	1,904
Capital & Counties Properties PLC†	14,635	25,261
Capital Shopping Centres Group PLC	12,603	67,733
Carnival PLC	4,520	163,129
Centrica PLC	79,672	379,927
Cobham PLC	21,879	81,537
Compass Group PLC	54,484	453,116
Diageo PLC	77,526	1,346,664
Drax Group PLC	128	771
EnQuest PLC†	23,000	42,226
FirstGroup PLC	14,827	85,595
G4S PLC	7,546	30,620
GlaxoSmithKline PLC	134,963	2,352,843
Hammerson PLC	19,426	118,393
Home Retail Group PLC	14,476	54,289
HSBC Holdings PLC	530,723	5,379,782
ICAP PLC	4,477	28,171
Imperial Tobacco Group PLC	21,734	615,234
Intercontinental Hotels Group PLC	8,936	154,662
International Power PLC	11,003	61,810
Invensys PLC	15,133	63,402
Investec PLC	5,074	39,411
J Sainsbury PLC	28,176	151,914
Johnson Matthey PLC	5,539	146,974
Kingfisher PLC	20,793	70,247
Ladbrokes PLC	16,149	34,311
Land Securities Group PLC	21,369	205,378
Legal & General Group PLC	133,038	186,941
Lloyds Banking Group PLC†	206,139	224,030
London Stock Exchange Group PLC	940	9,543
Lonmin PLC†	35	862
Man Group PLC, Class B	65,366	222,882
Marks & Spencer Group PLC	29,619	160,066
National Grid PLC	94,907	758,764
Next PLC	4,627	156,100
Old Mutual PLC	124,083	235,203
Pearson PLC	24,000	372,642
Prudential PLC	55,721	484,825
Reckitt Benckiser Group PLC	17,732	869,505
Reed Elsevier PLC	32,796	284,069
Rexam PLC	16,605	80,512
Rio Tinto PLC	20,737	1,075,266
Rolls-Royce Group PLC†	38,343	348,962
Royal Bank of Scotland Group PLC†	356,535	279,505
Royal Dutch Shell PLC, Class A (London)	114,979	3,165,455
Royal Dutch Shell PLC, Class B	78,522	2,069,358
RSA Insurance Group PLC	84,434	169,057
SABMiller PLC	30,473	924,775
Schroders PLC	2,597	52,487
Scottish & Southern Energy PLC	40,485	703,879
Segro PLC	19,601	86,119
Serco Group PLC	3,023	26,255
Severn Trent PLC	13,543	278,388
Smith & Nephew PLC	71,913	625,710
Smiths Group PLC	9,006	157,710
Standard Chartered PLC	58,470	1,690,001
Standard Life PLC	47,409	150,420
Tesco PLC	158,592	972,150
The Capita Group PLC	4,409	49,743
The Sage Group PLC	44,875	168,223
Tomkins PLC	20,433	103,882
Tullow Oil PLC	132	2,550
Unilever PLC	31,193	886,421
United Utilities Group PLC	6,184	56,766
Vedanta Resources PLC	30	1,149
Vodafone Group PLC	1,263,573	2,949,318
Whitbread PLC	5,136	113,473
WM Morrison Supermarkets PLC	308	1,281
Wolseley PLC†	1,463	33,012
Xstrata PLC	28,886	460,290

		45,734,046

United States — 0.2%
Synthes, Inc.	6,362	731,657

Total Common Stock (cost $255,490,130)		255,900,369

PREFERRED STOCK — 0.8%
Brazil — 0.5%
Bradespar SA	2,051	43,054
Centrais Eletricas Brasileiras SA, Class B	9,440	146,259
Cia Energetica de Minas Gerais.	6,590	98,543
Gerdau SA	5,591	80,743
Itau Unibanco Holding SA	18,836	423,992
Itausa — Investimentos Itau SA	23,375	173,837
Metalurgica Gerdau SA	2,566	45,227
Petroleo Brasileiro SA	28,609	453,014
Tele Norte Leste Participacoes SA	4,935	72,252

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

PREFERRED STOCK (continued)
Brazil (continued)

Usinas Siderurgicas de Minas Gerais SA, Class A	2,814	$79,166

		1,616,087

Germany — 0.4%
Henkel AG & Co. KGaA	3,111	154,400
Porsche Automobil Holding SE	7,036	355,939
RWE AG	1,171	76,071
Volkswagen AG	4,641	491,757

		1,078,167

South Korea — 0.0%
Samsung Electronics Co., Ltd.	81	38,135

Total Preferred Stock (cost $2,625,339)		2,732,389

WARRANTS† — 0.0% Fonciere Des Regions Expires 12/31/10 (strike price $65.00)	544	394
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price 58.00)	9,800	1,514
Mediobanca SpA Expires 03/18/11 (strike price 9.00)	3,342	130
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price 12.30)	7,206	137

Total Warrants (cost $0)		2,175

Total Long-Term Investment Securities (cost $258,115,469)		258,634,933

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 12.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased 08/02/10 in the amount of $38,173,032 and collateralized by $38,115,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $38,928,284 (cost $38,173,000)	$38,173,000	$38,173,000

TOTAL INVESTMENTS (cost $296,288,469)(1)	95.3%	296,807,933
Other assets less liabilities	4.7	14,523,366

NET ASSETS	100.0%	$311,331,299

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Fair valued security. Securities are classified as level 3 based on the securities valuation inputs; see Note 2.

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
PPS	— Price Protected Shares

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	July 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2010	(Depreciation)

32	Long	DAX Index	September 2010	$8,497,689	$8,427,494	$(70,195)
336	Long	Dow Jones Euro Stoxx 50 Index	September 2010	11,608,001	12,015,985	407,984
108	Long	Financial Times Stock Exchange 100 Index	September 2010	8,770,488	8,871,330	100,842
70	Long	Hang Seng China Enterprise Index	August 2010	5,380,001	5,352,718	(27,283)
8	Long	Hang Seng Index	August 2010	1,068,015	1,080,228	12,213
402	Long	SGX CNX Nifty Index	September 2010	4,380,350	4,318,284	(62,066)
40	Long	Toyko Price Index	September 2010	3,972,247	3,909,528	(62,719)

						$298,776

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	USD	721,613	GBP	476,350	8/19/2010	$25,795	$—

Goldman Sachs International	USD	11,848,327	AUD	13,481,220	8/19/2010	326,971	—
	USD	2,306,775	EUR	1,818,141	8/19/2010	62,517	—

						389,488	—

JPMorgan Chase Bank N.A.	USD	2,390,124	EUR	1,886,271	8/19/2010	67,952	—

Mellon Bank NA	HKD	70,144,351	USD	9,025,789	8/19/2010	—	(5,697)
	JPY	477,144,831	USD	5,447,834	8/19/2010	—	(75,719)
	USD	4,891,092	EUR	3,841,393	8/19/2010	114,782	—
	USD	8,567,277	JPY	751,383,847	8/19/2010	130,939	—

						245,721	(81,416)

Northern Trust Company	USD	169,220	EUR	133,396	8/19/2010	4,614	—
	USD	221,459	GBP	146,000	8/19/2010	7,620	—

						12,234	—

State Street Bank and Trust Company	USD	15,958,077	GBP	10,471,573	8/19/2010	472,142	—

UBS AG	USD	9,554,388	EUR	7,559,030	8/19/2010	296,090	—
	USD	632,680	GBP	417,635	8/19/2010	22,603	—
	USD	1,693,861	CHF	1,788,107	8/19/2010	22,965	—

						341,658	—

Net Unrealized Appreciation (Depreciation)						$1,554,990	$(81,416)

AUD  — Australian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$18,373,989	$—	$—	$18,373,989
Germany	25,548,531	—	—	25,548,531
Japan	59,251,003	—	—	59,251,003
Switzerland	20,550,916	—	—	20,550,916
United Kingdom	45,734,046	—	—	45,734,046
Other Countries*	86,441,884	—	0	86,441,884
Preferred Stock	2,732,389	—	—	2,732,389
Warrants	2,175	—	—	2,175
Repurchase Agreement	—	38,173,000	—	38,173,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	521,039	—	—	521,039
Open Futures Contracts Depreciation	(222,263)	—	—	(222,263)
Open Forward Foreign Currency Contracts Appreciation	—	1,554,990	—	1,554,990
Open Forward Foreign Currency Contracts Depreciation	—	(81,416)	—	(81,416)

Total	$258,933,709	$39,646,574	$0	$298,580,283

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS  — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of 7/31/2010	$0

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Banks-Commercial	19.1%
Real Estate Operations & Development	7.1
Oil Companies-Integrated	5.5
Cellular Telecom	5.5
Machinery-Construction & Mining	5.2
Diversified Minerals	3.8
Semiconductor Components-Integrated Circuits	3.6
Oil Companies-Exploration & Production	3.4
Auto-Cars/Light Trucks	2.8
Electronic Components-Semiconductors	2.7
Coal	2.4
Diversified Financial Services	2.2
Finance-Other Services	2.2
Electronic Components-Misc.	1.6
Repurchase Agreement	1.6
Electric Products-Misc.	1.5
Metal-Copper	1.5
Index Fund	1.4
Insurance-Multi-line	1.4
Retail-Home Furnishings	1.4
Beverages-Non-alcoholic	1.3
Finance-Consumer Loans	1.3
Steel-Producers	1.2
Energy-Alternate Sources	1.2
Retail-Major Department Stores	1.1
Building-Heavy Construction	1.1
Food-Misc.	1.0
Building & Construction Products-Misc.	1.0
Airport Development/Maintenance	1.0
Auto/Truck Parts & Equipment-Original	1.0
Real Estate Management/Services	1.0
Metal-Diversified	0.9
Computers	0.9
Building Products-Cement	0.9
Diversified Operations	0.9
Airlines	0.8
Internet Infrastructure Software	0.8
Auto-Heavy Duty Trucks	0.8
Web Portals/ISP	0.8
Platinum	0.8
Electric-Integrated	0.7
Retail-Consumer Electronics	0.7
Rubber & Vinyl	0.6
Transport-Marine	0.6
Telecom Services	0.5
Retail-Hypermarkets	0.4
Circuit Boards	0.2

99.4%

Country Allocation*

Brazil	19.8%
China	14.2
Russia	9.9
South Korea	9.5
Taiwan	6.9
United States	6.1
South Africa	5.8
Cayman Islands	5.2
Mexico	4.3
India	3.8
Turkey	3.4
Hong Kong	2.8
Indonesia	2.7
Bermuda	1.5
Egypt	1.1
United Kingdom	0.9
Panama	0.8
Malaysia	0.7

99.4%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.5%
Bermuda — 1.5%
China WindPower Group, Ltd.†	21,620,000	$2,171,046
GOME Electrical Appliances Holdings, Ltd.†	5,504,000	1,913,202

		4,084,248

Brazil — 13.0%
Banco Santander Brasil SA ADR	462,254	6,157,223
BM&F BOVESPA SA	455,236	3,351,891
CPFL Energia SA	1	23
Cyrela Brazil Realty SA Empreendimentos e Participacoes	264,700	3,730,904
JHSF Participacoes SA	1,468,556	2,521,628
PDG Realty SA Empreendimentos e Participacoes	393,191	4,184,976
Petroleo Brasileiro SA ADR	183,913	6,694,433
Vale SA ADR	174,654	4,855,381
Vivo Participacoes SA ADR	128,316	3,431,170

		34,927,629

Cayman Islands — 5.2%
China Resources Land, Ltd.	1,310,000	2,779,376
China Shanshui Cement Group, Ltd.	4,548,000	2,447,459
E-House China Holdings, Ltd. ADR	161,900	2,638,970
International Mining Machinery Holdings, Ltd.†	4,860,500	2,640,658
Lonking Holdings, Ltd.	4,615,000	3,505,439

		14,011,902

China — 14.2%
China Construction Bank Corp.	9,320,000	7,907,152
China National Materials Co., Ltd.	8,283,000	6,462,180
China Shenhua Energy Co., Ltd.	1,161,500	4,471,046
China Shipping Container Lines Co., Ltd.†	4,432,000	1,631,866
Dongfeng Motor Group Co., Ltd.	2,020,000	2,819,028
Guangzhou R&F Properties Co., Ltd.	1,929,600	3,020,783
Industrial & Commercial Bank of China, Ltd.	10,502,000	8,031,140
Ping An Insurance Group Co. of China Ltd.(1)	462,500	3,831,590

		38,174,785

Egypt — 1.1%
Commercial International Bank Egypt SAE	429,082	2,967,673

Hong Kong — 2.8%
China Mobile, Ltd.	492,500	4,989,990
CNOOC, Ltd.	1,597,000	2,693,364

		7,683,354

India — 3.8%
Bank of Baroda	94,806	1,560,862
ICICI Bank, Ltd.	132,311	2,569,950
Mahindra & Mahindra, Ltd.	149,868	2,132,321
Sterlite Industries India, Ltd.	559,288	2,112,169
Sterlite Industries India, Ltd. ADR	121,584	1,837,134

		10,212,436

Indonesia — 2.7%
Adaro Energy Tbk PT	8,967,000	2,004,135
Bank Rakyat Indonesia Tbk PT	2,134,500	2,361,463
United Tractors Tbk PT	672,500	1,514,318
XL Axiata Tbk PT†	2,466,500	1,309,255

		7,189,171

Malaysia — 0.7%
Tenaga Nasional Bhd	749,000	2,022,606

Mexico — 4.3%
America Movil SAB de CV, Series L ADR	35,446	1,758,476
Corp GEO SAB de CV, Series B†	960,600	2,672,308
Fomento Economico Mexicano SAB de CV ADR	71,271	3,469,472
Grupo Comercial Chedraui SA de CV†	419,744	1,161,391
Grupo Financiero Banorte SAB de CV	656,318	2,548,163

		11,609,810

Panama — 0.8%
Copa Holdings SA, Class A	43,473	2,245,380

Russia — 9.9%
Gazprom OAO	851,466	4,470,197
Gazprom OAO ADR	93,347	2,016,295
LSR Group OJSC GDR†	328,860	2,992,626
Mechel ADR	143,812	3,132,225
Mobile Telesystems OJSC ADR	206,507	4,584,455
Rosneft Oil Co. GDR†	488,522	3,263,327
Sberbank	2,189,271	6,129,959

		26,589,084

South Africa — 5.8%
African Bank Investments, Ltd.	749,435	3,441,427
Anglo Platinum, Ltd.†	21,214	2,044,268
FirstRand, Ltd.	844,812	2,345,011
Imperial Holdings, Ltd.	184,294	2,436,538
JD Group, Ltd.	588,582	3,690,311
Standard Bank Group, Ltd.	100,801	1,568,269

		15,525,824

South Korea — 9.5%
Daelim Industrial Co., Ltd.	50,421	2,855,446
Hyundai Department Store Co., Ltd.	30,404	3,032,498
Hyundai Mobis	15,345	2,652,454
LG Electronics, Inc.	48,050	4,081,757
Samsung Electronics Co., Ltd.	10,469	7,167,669
Shinhan Financial Group Co., Ltd.	144,570	5,926,628

		25,716,452

Taiwan — 6.9%
Advanced Semiconductor Engineering, Inc.	1,894,035	1,486,572
HON HAI Precision Industry Co., Ltd.†	892,000	3,590,994
Macronix International Co., Ltd.	3,315,000	2,208,724
Powertech Technology, Inc.	660,000	2,018,506
Radiant Opto-Electronics Corp.	510,900	693,562
Taiwan Semiconductor Manufacturing Co., Ltd.	2,036,722	3,966,216
Tripod Technology Corp.	114,000	434,035
TSRC Corp.	1,199,000	1,741,803
Wistron Corp.	1,559,763	2,516,571

		18,656,983

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Turkey — 3.4%
Ford Otomotiv Sanayi AS	334,245	$2,483,774
TAV Havalimanlari Holding AS†	627,979	2,666,578
Tofas Turk Otomobil Fabrikasi AS	580,487	2,214,570
Turkiye Garanti Bankasi AS	348,194	1,801,959

		9,166,881

United Kingdom — 0.9%
Eurasian Natural Resources Corp. PLC	178,466	2,538,561

United States — 3.0%
AsiaInfo-Linkage, Inc.†	104,916	2,140,287
First Solar, Inc.†	7,635	957,811
Sohu.com, Inc.†	45,170	2,123,893
Zhongpin, Inc.†	185,600	2,732,032

		7,954,023

Total Common Stock (cost $227,547,673)		241,276,802

PREFERRED STOCK — 6.8%
Brazil — 6.8%
Banco Bradesco SA ADR	438,274	8,165,046
Petroleo Brasileiro SA ADR	154,850	4,931,973
Vale SA, Class A ADR	220,300	5,337,869

Total Preferred Stock (cost $15,929,231)		18,434,888

EXCHANGE-TRADED FUNDS — 1.5%
iPath MSCI India Index ETN†	39,000	2,558,400
iShares MSCI Emerging Markets Index Fund	32,700	1,353,780

Total Exchange-Traded Funds (cost $3,910,370)		3,912,180

Total Long-Term Investment Securities (cost $247,387,274)		263,623,870

REPURCHASE AGREEMENT — 1.6%
Agreement with Banc of America Securities LLC, bearing interest at 0.16% dated 07/30/10, to be repurchased 08/02/10 in the amount of $4,283,057 and collateralized by $4,369,000 of United States Treasury Bills, bearing interest at 0.16% due 09/23/10 and having an approximate value of $4,367,945 (cost $4,283,000)	$4,283,000	$4,283,000

TOTAL INVESTMENTS (cost $251,670,274)(2)	99.4%	267,906,870
Other assets less liabilities	0.6	1,559,953

NET ASSETS	100.0%	$269,466,823

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Brazil	$34,927,629	$—	$—	$34,927,629
Cayman Islands	14,011,902	—	—	14,011,902
China	34,343,195	—	3,831,590	38,174,785
Russia	26,589,084	—	—	26,589,084
South Africa	15,525,824	—	—	15,525,824
South Korea	25,716,452	—	—	25,716,452
Taiwan	18,656,983	—	—	18,656,983
Other Countries*	67,674,143	—	—	67,674,143
Preferred Stock	18,434,888	—	—	18,434,888
Exchange Traded Funds	3,912,180	—	—	3,912,180
Repurchase Agreement	—	4,283,000	—	4,283,000

Total	$259,792,280	$4,283,000	$3,831,590	$267,906,870

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(151,014)
Net purchases (sales)	3,982,604
Transfers in and/or (out) of Level 3(2)	—

Balance as of 7/31/2010	$3,831,590

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2010 includes:

Common Stock

$(151,014)

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — July 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	8.7%
Oil Companies-Integrated	7.3
Banks-Commercial	6.1
Telephone-Integrated	5.8
Telecom Services	4.1
Repurchase Agreement	3.6
Diversified Banking Institutions	3.5
Auto-Cars/Light Trucks	3.3
Electric-Integrated	3.0
Insurance-Multi-line	2.8
Cellular Telecom	2.6
Food-Misc.	2.4
Chemicals-Diversified	2.3
Photo Equipment & Supplies	2.3
Insurance-Reinsurance	2.3
Electronic Components-Semiconductors	2.1
Aerospace/Defense	2.0
Human Resources	2.0
Airlines	1.9
Diversified Manufacturing Operations	1.7
Wireless Equipment	1.4
Rubber-Tires	1.4
Diversified Operations	1.4
Enterprise Software/Service	1.4
Food-Retail	1.3
Applications Software	1.2
Medical-Wholesale Drug Distribution	1.2
Computers	1.2
Retail-Major Department Stores	1.1
Oil Companies-Exploration & Production	1.1
Cable/Satellite TV	1.1
Chemicals-Specialty	1.1
Semiconductor Components-Integrated Circuits	1.1
Toys	1.0
Electronic Components-Misc.	1.0
Machinery-General Industrial	1.0
Transport-Services	0.9
Insurance-Life/Health	0.9
Containers-Metal/Glass	0.9
Publishing-Books	0.8
Retail-Building Products	0.8
Audio/Video Products	0.8
Import/Export	0.8
Diversified Minerals	0.7
Security Services	0.7
Building Products-Cement	0.7
Real Estate Operations & Development	0.7
Multimedia	0.6
Medical-Hospitals	0.6
Insurance-Property/Casualty	0.4
Oil-Field Services	0.4
Food-Wholesale/Distribution	0.4
Diversified Operations/Commercial Services	0.3
Distribution/Wholesale	0.3
Hotels/Motels	0.2

100.7%

Country Allocation*

United Kingdom	18.8%
Germany	12.5
France	10.9
Netherlands	7.4
Switzerland	7.3
Japan	7.3
Italy	4.4
Spain	3.9
South Korea	3.8
United States	3.6
Singapore	3.1
Brazil	2.7
Taiwan	2.2
Hong Kong	2.1
Ireland	1.8
Norway	1.7
China	1.6
Sweden	1.4
Portugal	1.2
Russia	1.1
Israel	0.8
Austria	0.7
Thailand	0.4

100.7%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.0%
Austria — 0.7%
Telekom Austria AG	228,850	$2,946,473

Brazil — 0.6%
Empressa Brasileira de Aeronautica SA ADR	109,830	2,896,217

China — 1.6%
China Telecom Corp., Ltd.	14,762,000	7,392,878

France — 10.9%
Accor SA	22,186	718,600
Alstom SA	85,620	4,480,882
AXA SA	249,344	4,596,174
Compagnie Generale des Etablissements Michelin, Class B	83,825	6,385,972
Credit Agricole SA	285,410	3,909,008
France Telecom SA	449,090	9,404,677
GDF Suez	73,437	2,439,379
Sanofi-Aventis SA	123,768	7,188,622
Total SA	150,690	7,601,551
Vivendi SA	106,780	2,566,630

		49,291,495

Germany — 12.5%
Bayer AG	29,450	1,693,036
Bayerische Motoren Werke AG	61,760	3,324,735
Celesio AG	232,726	5,433,208
Deutsche Lufthansa AG†	407,210	6,619,933
Deutsche Post AG	246,453	4,279,529
E.ON AG	188,178	5,614,410
Merck KGaA	63,100	5,616,227
Muenchener Rueckversicherungs AG	40,690	5,636,579
Rhoen-Klinikum AG	110,282	2,514,996
SAP AG	134,040	6,120,588
Siemens AG	80,540	7,849,641
Symrise AG	74,960	1,865,768

		56,568,650

Hong Kong — 2.1%
Cheung Kong Holdings, Ltd.	257,000	3,101,867
Hutchison Whampoa, Ltd.	401,000	2,638,056
Swire Pacific, Ltd., Class A	298,500	3,625,809

		9,365,732

Ireland — 1.8%
CRH PLC	149,155	3,115,774
Elan Corp. PLC ADR†	1,097,090	5,233,119

		8,348,893

Israel — 0.8%
Check Point Software Technologies, Ltd.†	100,130	3,406,423

Italy — 4.4%
ENI SpA	245,607	5,021,787
Intesa Sanpaolo SpA	1,021,016	3,379,566
Telecom Italia SpA	5,159,433	5,362,006
UniCredit SpA	2,174,774	6,093,225

		19,856,584

Japan — 7.3%
FUJIFILM Holdings Corp.	138,600	4,331,501
ITOCHU Corp.	451,700	3,523,882
Konica Minolta Holdings, Inc.	573,000	6,035,419
Nintendo Co., Ltd.	16,900	4,726,014
Nissan Motor Co., Ltd.†	314,900	2,420,205
NKSJ Holdings, Inc.†	325,000	1,899,705
Sony Corp.	114,300	3,578,697
Toyota Motor Corp.	189,500	6,689,912

		33,205,335

Netherlands — 7.4%
Akzo Nobel NV	120,340	7,089,100
ING Groep NV†	842,210	8,099,746
Koninklijke Philips Electronics NV	149,189	4,648,480
Randstad Holding NV†	64,626	2,902,974
Reed Elsevier NV	279,433	3,615,943
SBM Offshore NV	104,750	1,652,393
Unilever NV	182,807	5,377,931

		33,386,567

Norway — 1.7%
Telenor ASA	501,580	7,739,859

Portugal — 1.2%
Banco Espirito Santo SA	1,119,416	5,359,512

Russia — 1.1%
OAO Gazprom ADR (OTC US)	167,900	3,626,640
OAO Gazprom ADR (London)	68,200	1,471,756

		5,098,396

Singapore — 3.1%
DBS Group Holdings, Ltd.	996,950	10,557,494
Singapore Telecommunications, Ltd.	1,582,000	3,629,828

		14,187,322

South Korea — 3.8%
Hyundai Motor Co.	20,135	2,535,862
KB Financial Group, Inc. ADR	122,396	5,236,101
Samsung Electronics Co., Ltd. GDR†*	27,113	9,353,985

		17,125,948

Spain — 3.9%
Banco Santander SA	251,618	3,268,797
Iberdrola SA	807,097	5,695,329
Telefonica SA	379,825	8,622,363

		17,586,489

Sweden — 1.4%
Telefonaktiebolaget LM Ericsson, Class B	581,144	6,415,432

Switzerland — 7.3%
Adecco SA	49,870	2,542,092
Lonza Group AG	63,616	4,940,515
Nestle SA	115,100	5,690,362
Novartis AG	171,960	8,344,608
Roche Holding AG	43,730	5,688,216
Swiss Reinsurance Co., Ltd.	101,585	4,678,937
UBS AG†	77,966	1,332,240

		33,216,970

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Taiwan — 2.2%
Compal Electronics, Inc. GDR†*	804,311	$5,264,859
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	4,781,188

		10,046,047

Thailand — 0.4%
Advanced Info Service Public Co., Ltd.(1)	633,200	1,834,367

United Kingdom — 18.8%
Aviva PLC	755,910	4,239,249
BAE Systems PLC	738,961	3,622,403
BP PLC	1,030,322	6,563,112
British Airways PLC†	566,660	1,952,626
British Sky Broadcasting Group PLC	444,783	4,962,289
G4S PLC	780,400	3,166,723
GlaxoSmithKline PLC	435,897	7,599,101
Hays PLC	2,546,370	3,608,058
HSBC Holdings PLC ADR	86,900	4,438,852
Kingfisher PLC	1,061,470	3,586,047
Marks & Spencer Group PLC	944,330	5,103,301
Premier Foods PLC†	5,517,844	1,644,215
Rentokil Initial PLC†	900,344	1,445,268
Rexam PLC	831,627	4,032,286
Rolls-Royce Group PLC†	282,780	2,573,599
Royal Dutch Shell PLC ADR	140,618	7,511,814
Tesco PLC	544,150	3,335,575
The Sage Group PLC	596,770	2,237,110
Vodafone Group PLC	4,207,268	9,820,224
WM Morrison Supermarkets PLC	620,660	2,580,857
Wolseley PLC†	63,564	1,434,281

		85,456,990

Total Common Stock (cost $432,204,589)		430,732,579

PREFERRED STOCK — 2.1%
Brazil — 2.1%
Petroleo Brasileiro SA ADR	199,260	6,346,431
Vale SA, Class A ADR	139,750	3,386,143

Total Preferred Stock (cost $6,061,800)		9,732,574

Total Long-Term Investment Securities (cost $438,266,389)		440,465,153

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/30/10, to be repurchased at 08/02/10 in the amount of $16,149,013 and collateralized by $16,125,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of 16,473,300 (cost $16,149,000)	$16,149,000	$16,149,000

TOTAL INVESTMENTS (cost $454,415,389)(1)	100.7%	456,614,153
Liabilities in excess of other assets	(0.7)	(3,111,796)

NET ASSETS	100.0%	$453,502,357

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2010, the aggregate value of these securities was $14,618,844 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
OTC — Over the Counter

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$49,291,495	$—	$—	$49,291,495
Germany	56,568,650	—	—	56,568,650
Japan	33,205,335	—		33,205,335
Netherlands	33,386,567	—	—	33,386,567
Switzerland	33,216,970	—	—	33,216,970
United Kingdom	85,456,990	—	—	85,456,990
Other Countries*	137,772,205	1,834,367	—	139,606,572
Preferred Stock	9,732,574	—	—	9,732,574
Repurchase Agreement	—	16,149,000	—	16,149,000

Total	$438,630,786	$17,983,367	$—	$456,614,153

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Financial Statements

(This page intentionally left blank)

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2010 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

ASSETS:
Investments at value (unaffiliated)*	$415,972,348	$976,542,442	$268,508,901	$261,823,192	$490,342,118
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	9,731,000	59,900,000

Total investments	415,972,348	976,542,442	268,508,901	271,554,192	550,242,118

Cash	51,459	316,858	1,495,080	—	1,230,385
Foreign cash*	—	—	2,635,262	195,374	4,486,538
Due from broker	—	—	253,213	—	13,000
Receivable for:
Fund shares sold	1,132,777	1,833,448	365,687	513,997	1,513,467
Dividends and interest	115,063	17,201,191	2,259,063	5,900,446	3,890,586
Investments sold	—	1,456,071	2,766,400	6,080,248	60,158,429
Interest on swap contracts	—	—	—	—	16,856
Prepaid expenses and other assets	4,258	4,510	3,915	3,886	3,885
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	66,965	—	100,501
Unrealized appreciation on forward foreign currency contracts	—	—	1,876,701	—	197,911
Swap premiums paid	—	—	288,498	—	263,347
Unrealized appreciation on swap contracts	—	—	3,709,533	—	719,241

Total assets	417,275,905	997,354,520	284,229,218	284,248,143	622,836,264

LIABILITIES:
Payable for:
Fund shares redeemed	1,725,015	914,525	214,260	285,644	491,793
Investments purchased	—	1,313,518	11,251,245	6,954,410	69,360,291
Interest on swap contracts	—	—	—	—	26,599
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	164,015	436,591	143,245	144,805	260,732
Service fees — Class 2	4,206	6,158	2,190	2,849	3,661
Service fees — Class 3	48,429	143,974	34,047	28,287	75,256
Trustees’ fees and expenses	8,173	23,053	6,219	6,925	11,246
Other accrued expenses	80,757	157,990	65,014	150,502	104,771
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	32,804	—
Due to broker	—	—	4,759	—	—
Securities sold short, at value#	—	—	—	—	20,550,469
Call and put options written, at value@	—	—	—	—	1,835,783
Unrealized depreciation on forward foreign currency contracts	—	—	2,818,079	—	2,058,486
Swap premiums received	—	—	337,430	—	284,212
Unrealized depreciation on swap contracts	—	—	3,776,265	—	61,798

Total liabilities	2,030,595	2,995,809	18,652,753	7,606,226	95,125,097

NET ASSETS	$415,245,310	$994,358,711	$265,576,465	$276,641,917	$527,711,167

* Cost
Investment securities (unaffiliated)	$420,942,711	$903,634,740	$256,885,027	$271,266,848	$472,908,843

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$2,641,945	$194,734	$4,496,110

# Proceeds from securities sold short	$—	$—	$—	$—	$20,496,328

@ Premiums received on options written	$—	$—	$—	$—	$1,228,189

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

NET ASSETS REPRESENTED BY:
Capital paid-in	$426,287,090	$832,059,960	$231,641,196	$363,840,448	$492,903,000
Accumulated undistributed net investment income (loss)	(935,385)	93,423,709	12,340,933	37,159,762	20,087,556
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(5,136,032)	(4,032,660)	11,254,819	(114,915,277)	(1,067,536)
Unrealized appreciation (depreciation) on investments	(4,970,363)	72,907,702	11,623,874	(9,443,656)	17,433,275
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(260,621)	—	303,732
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,023,736)	640	(1,894,719)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	(54,141)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$415,245,310	$994,358,711	$265,576,465	$276,641,917	$527,711,167

Class 1 (unlimited shares authorized):
Net assets	$158,612,685	$255,695,556	$84,597,230	$117,092,054	$130,733,339
Shares of beneficial interest issued and outstanding	14,849,855	18,310,523	6,656,409	20,056,977	14,626,163
Net asset value, offering and redemption price per share	$10.68	$13.96	$12.71	$5.84	$8.94

Class 2 (unlimited shares authorized):
Net assets	$32,576,750	$48,722,264	$17,339,058	$22,591,886	$29,472,816
Shares of beneficial interest issued and outstanding	3,057,985	3,498,056	1,373,021	3,880,501	3,314,788
Net asset value, offering and redemption price per share	$10.65	$13.93	$12.63	$5.82	$8.89

Class 3 (unlimited shares authorized):
Net assets	$224,055,875	$689,940,891	$163,640,177	$136,957,977	$367,505,012
Shares of beneficial interest issued and outstanding	21,077,552	49,658,836	13,008,270	23,570,274	41,461,286
Net asset value, offering and redemption price per share	$10.63	$13.89	$12.58	$5.81	$8.86

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Investments at value (unaffiliated)*	$129,903,195	$738,000,576	$35,263,288	$16,258,107	$211,971,265
Investments at value (affiliated)*	—	—	—	9,079	—
Repurchase agreements (cost approximates value)	5,521,000	—	—	621,000	—

Total investments	135,424,195	738,000,576	35,263,288	16,888,186	211,971,265

Cash	50	312	142	3,668	864
Foreign cash*	—	91	9	—	—
Due from broker	126,000	—	—	—	—
Receivable for:
Fund shares sold	84,108	165,821	24,775	2,190	4,839
Dividends and interest	506,410	3,341,000	152,248	29,506	128,085
Investments sold	5,860,971	1,129,198	64,620	—	513,139
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,092	5,963	3,697	3,516	3,911
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	5,710	—
Variation margin on futures contracts	—	—	—	910	—
Unrealized appreciation on forward foreign currency contracts	—	—	22,604	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	142,009,826	742,642,961	35,531,383	16,933,686	212,622,103

LIABILITIES:
Payable for:
Fund shares redeemed	66,345	1,793,993	55,978	36,149	184,504
Investments purchased	13,965,371	1,478,778	1,644	—	—
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	71,602	400,397	21,889	5,619	115,002
Service fees — Class 2	1,418	7,289	401	—	1,454
Service fees — Class 3	4,970	73,545	2,058	—	3,735
Trustees’ fees and expenses	2,941	17,357	819	363	5,171
Other accrued expenses	47,089	132,816	43,005	33,954	57,792
Variation margin on futures contracts	462	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	217,795	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	14,160,198	3,904,175	343,589	76,085	367,658

NET ASSETS	$127,849,628	$738,738,786	$35,187,794	$16,857,601	$212,254,445

* Cost
Investment securities (unaffiliated)	$124,271,592	$688,420,853	$32,412,465	$17,963,294	$195,229,940

Investment securities (affiliated)	$—	$—	$—	$313,438	$—

Foreign cash	$—	$91	$9	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$236,938,914	$835,936,806	$74,603,844	$24,199,633	$235,529,939
Accumulated undistributed net investment income (loss)	3,617,020	29,740,428	1,537,855	418,461	2,621,613
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(118,303,502)	(176,541,703)	(43,612,977)	(5,759,352)	(42,638,432)
Unrealized appreciation (depreciation) on investments	5,631,603	49,579,723	2,850,823	(2,009,546)	16,741,325
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(34,407)	—	—	8,405	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	23,532	(191,751)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$127,849,628	$738,738,786	$35,187,794	$16,857,601	$212,254,445

Class 1 (unlimited shares authorized):
Net assets	$92,544,895	$330,019,547	$21,886,954	$16,857,601	$182,632,785
Shares of beneficial interest issued and outstanding	6,925,079	23,653,199	2,243,333	1,810,757	10,632,627
Net asset value, offering and redemption price per share	$13.36	$13.95	$9.76	$9.31	$17.18

Class 2 (unlimited shares authorized):
Net assets	$11,314,681	$57,742,311	$3,237,203	$—	$11,558,785
Shares of beneficial interest issued and outstanding	848,124	4,146,631	332,326	—	673,892
Net asset value, offering and redemption price per share	$13.34	$13.93	$9.74	$—	$17.15

Class 3 (unlimited shares authorized):
Net assets	$23,990,052	$350,976,928	$10,063,637	$—	$18,062,875
Shares of beneficial interest issued and outstanding	1,801,039	25,248,445	1,035,022	—	1,054,220
Net asset value, offering and redemption price per share	$13.32	$13.90	$9.72	$—	$17.13

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Investments at value (unaffiliated)*	$94,093,168	$1,288,949,116	$45,914,178	$404,550,983	$62,656,303
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,042,000	—	1,245,000	—	1,110,000

Total investments	95,135,168	1,288,949,116	47,159,178	404,550,983	63,766,303

Cash	440	582	779	346	3,516
Foreign cash*	—	145,112	—	—	4,696
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	12,429	291,571	170,889	48,421	373
Dividends and interest	93,753	1,111,346	138,238	218,053	61,095
Investments sold	13,777	1,215,677	—	8,838,055	—
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	82,923	11,528	3,547	4,111	3,559
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,680
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	95,338,490	1,291,724,932	47,472,631	413,659,969	63,842,222

LIABILITIES:
Payable for:
Fund shares redeemed	86,104	1,247,171	31,511	386,202	18,189
Investments purchased	—	—	—	7,406,173	—
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	61,506	785,268	23,458	211,941	47,687
Service fees — Class 2	1,022	11,204	888	3,611	325
Service fees — Class 3	6,696	116,622	3,269	29,460	10,894
Trustees’ fees and expenses	2,221	32,142	1,052	10,381	1,605
Other accrued expenses	44,954	222,032	31,721	85,570	44,052
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	202,503	2,414,439	91,899	8,133,338	122,752

NET ASSETS	$95,135,987	$1,289,310,493	$47,380,732	$405,526,631	$63,719,470

* Cost
Investment securities (unaffiliated)	$84,683,912	$998,973,372	$45,014,709	$389,895,175	$58,902,000

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$145,137	$—	$—	$4,574

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$138,461,219	$1,061,259,682	$64,375,160	$977,011,602	$91,554,459
Accumulated undistributed net investment income (loss)	928,096	13,211,170	2,070,079	4,527,393	(31,123)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(53,662,584)	(75,146,503)	(19,963,976)	(590,668,172)	(31,560,039)
Unrealized appreciation (depreciation) on investments	9,409,256	289,975,744	899,469	14,655,808	3,754,303
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	10,400	—	—	1,870
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$95,135,987	$1,289,310,493	$47,380,732	$405,526,631	$63,719,470

Class 1 (unlimited shares authorized):
Net assets	$54,713,178	$644,465,049	$24,078,116	$235,929,024	$9,382,213
Shares of beneficial interest issued and outstanding	5,384,367	31,744,287	3,391,719	12,000,809	1,279,449
Net asset value, offering and redemption price per share	$10.16	$20.30	$7.10	$19.66	$7.33

Class 2 (unlimited shares authorized):
Net assets	$8,278,872	$88,390,328	$7,107,151	$28,793,706	$2,557,558
Shares of beneficial interest issued and outstanding	816,286	4,362,646	1,002,983	1,468,928	352,251
Net asset value, offering and redemption price per share	$10.14	$20.26	$7.09	$19.60	$7.26

Class 3 (unlimited shares authorized):
Net assets	$32,143,937	$556,455,116	$16,195,465	$140,803,901	$51,779,699
Shares of beneficial interest issued and outstanding	3,175,628	27,524,811	2,289,774	7,218,391	7,169,943
Net asset value, offering and redemption price per share	$10.12	$20.22	$7.07	$19.51	$7.22

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

ASSETS:
Investments at value (unaffiliated)*	$223,246,839	$139,441,069	$44,177,664	$244,847,992	$145,088,614
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,806,000	1,914,000	—	—

Total investments	223,246,839	141,247,069	46,091,664	244,847,992	145,088,614

Cash	419	419	224	824	75,034
Foreign cash*	—	646	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	300,365	961	603,540	1,011,517	244,349
Dividends and interest	275,443	48,603	24,529	49,133	68,191
Investments sold	—	6,353,228	912,247	—	—
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,680	55,127	4,449	5,365	3,600
Due from investment adviser for expense reimbursements/fee waivers	—	6,005	5,726	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	223,827,746	147,712,058	47,642,379	245,914,831	145,479,788

LIABILITIES:
Payable for:
Fund shares redeemed	233,982	84,325	30,951	262,867	87,595
Investments purchased	—	3,097,898	1,240,960	—	26,006
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	129,153	102,081	26,115	152,523	117,770
Service fees — Class 2	1,748	397	572	1,349	—
Service fees — Class 3	29,188	16,938	6,028	38,185	28,614
Trustees’ fees and expenses	5,245	3,511	934	5,162	3,144
Other accrued expenses	53,836	43,571	32,321	52,204	43,795
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	453,152	3,348,721	1,337,881	512,290	306,924

NET ASSETS	$223,374,594	$144,363,337	$46,304,498	$245,402,541	$145,172,864

* Cost
Investment securities (unaffiliated)	$207,428,470	$130,310,277	$42,947,057	$205,036,758	$143,283,747

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$631	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$227,057,573	$288,191,266	$52,831,807	$280,739,026	$155,339,465
Accumulated undistributed net investment income (loss)	2,727,119	(241,023)	64,995	6,829,581	846,832
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(22,232,939)	(152,717,713)	(7,822,911)	(81,975,480)	(12,818,300)
Unrealized appreciation (depreciation) on investments	15,818,369	9,130,792	1,230,607	39,811,234	1,804,867
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	4,472	15	—	(1,820)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$223,374,594	$144,363,337	$46,304,498	$245,402,541	$145,172,864

Class 1 (unlimited shares authorized):
Net assets	$66,773,599	$59,664,741	$11,738,577	$44,829,646	$4,052,028
Shares of beneficial interest issued and outstanding	5,352,374	4,389,109	1,883,905	3,989,563	288,515
Net asset value, offering and redemption price per share	$12.48	$13.59	$6.23	$11.24	$14.04

Class 2 (unlimited shares authorized):
Net assets	$13,885,251	$3,161,277	$4,552,403	$10,976,249	$—
Shares of beneficial interest issued and outstanding	1,114,296	234,313	731,501	980,372	—
Net asset value, offering and redemption price per share	$12.46	$13.49	$6.22	$11.20	$—

Class 3 (unlimited shares authorized):
Net assets	$142,715,743	$81,537,319	$30,013,518	$189,596,646	$141,120,836
Shares of beneficial interest issued and outstanding	11,475,644	6,083,320	4,834,071	16,986,400	10,112,066
Net asset value, offering and redemption price per share	$12.44	$13.40	$6.21	$11.16	$13.96

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Investments at value (unaffiliated)*	$140,636,204	$60,997,175	$116,128,473	$79,746,665	$33,389,075
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,476,000	866,000	—	5,095,000	4,206,000

Total investments	143,112,204	61,863,175	116,128,473	84,841,665	37,595,075

Cash	663	737	4,366	474	600
Foreign cash*	—	—	1	7	1,410
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	189,795	19,911	215,225	73,548	14,880
Dividends and interest	17,112	11,017	8,333	25,757	9,515
Investments sold	2,485,774	1,477,949	1,510,368	—	1,140,596
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	41,716	146,104	36,948	3,579	18,529
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,230
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	145,847,264	63,518,893	117,903,714	84,945,030	38,783,835

LIABILITIES:
Payable for:
Fund shares redeemed	218,139	124,149	174,096	170,743	48,187
Investments purchased	862,435	398,713	801,308	39,027	321,959
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	94,020	39,608	72,148	58,920	32,303
Service fees — Class 2	2,522	487	548	2,171	505
Service fees — Class 3	15,770	2,805	20,418	9,698	4,796
Trustees’ fees and expenses	3,462	1,523	2,605	1,968	922
Other accrued expenses	49,172	34,514	40,532	39,065	29,479
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,245,520	601,799	1,111,655	321,592	438,151

NET ASSETS	$144,601,744	$62,917,094	$116,792,059	$84,623,438	$38,345,684

* Cost
Investment securities (unaffiliated)	$123,980,075	$53,848,459	$112,222,400	$70,179,683	$35,081,263

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$1	$8	$1,397

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$339,138,237	$217,183,814	$128,350,873	$84,768,639	$75,006,470
Accumulated undistributed net investment income (loss)	(269,681)	(127,565)	(373,147)	274,107	(183,316)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(210,922,941)	(161,287,871)	(15,091,740)	(9,986,289)	(34,785,176)
Unrealized appreciation (depreciation) on investments	16,656,129	7,148,716	3,906,073	9,566,982	(1,692,188)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1)	(106)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$144,601,744	$62,917,094	$116,792,059	$84,623,438	$38,345,684

Class 1 (unlimited shares authorized):
Net assets	$47,832,386	$45,727,361	$12,918,274	$19,313,534	$11,583,933
Shares of beneficial interest issued and outstanding	5,189,166	5,585,646	2,184,100	2,477,954	4,787,063
Net asset value, offering and redemption price per share	$9.22	$8.19	$5.91	$7.79	$2.42

Class 2 (unlimited shares authorized):
Net assets	$20,143,955	$3,867,707	$4,352,251	$17,447,330	$4,001,459
Shares of beneficial interest issued and outstanding	2,212,936	474,889	746,245	2,262,429	1,674,292
Net asset value, offering and redemption price per share	$9.10	$8.14	$5.83	$7.71	$2.39

Class 3 (unlimited shares authorized):
Net assets	$76,625,403	$13,322,026	$99,521,534	$47,862,574	$22,760,292
Shares of beneficial interest issued and outstanding	8,477,918	1,644,902	17,197,720	6,246,429	9,597,063
Net asset value, offering and redemption price per share	$9.04	$8.10	$5.79	$7.66	$2.37

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

ASSETS:
Investments at value (unaffiliated)*	$435,444,402	$351,944,245	$103,983,849	$258,634,933	$263,623,870	$440,465,153
Investment securities (affiliated)	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	4,538,000	65,000	38,173,000	4,283,000	16,149,000

Total investments	435,444,402	356,482,245	104,048,849	296,807,933	267,906,870	456,614,153

Cash	545	—	75,422	49	737	741
Foreign cash*	—	11,929	101,900	10,225,040	1,604,813	338,610
Due from broker	—	—	—	2,308,273	—	—
Receivable for:
Fund shares sold	404,665	20,069	6,013	75,926	599,224	549,901
Dividends and interest	395,626	945,923	190,736	733,853	771,093	1,214,707
Investments sold	679,818	10,671,115	1,742,208	709	6,593,658	394,191
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	8,371	5,237	3,611	3,972	41,298	5,441
Due from investment adviser for expense reimbursements/fee waivers	—	14,761	—	—	—	—
Variation margin on futures contracts	—	—	—	335,730	—	—
Unrealized appreciation on forward foreign currency contracts	—	3,489,308	—	1,554,990	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	436,933,427	371,640,587	106,168,739	312,046,475	277,517,693	459,117,744

LIABILITIES:
Payable for:
Fund shares redeemed	426,308	320,097	117,286	256,587	432,386	545,098
Investments purchased	1,020,365	7,320,952	1,709,582	—	6,807,145	4,535,665
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	14,487	—	183,834	—
Investment advisory and management fees	328,231	274,401	72,912	215,358	240,797	308,508
Service fees — Class 2	3,074	1,574	939	3,485	1,411	4,269
Service fees — Class 3	83,103	51,858	4,862	43,162	32,135	85,330
Trustees’ fees and expenses	9,815	8,768	2,535	7,787	6,672	10,499
Other accrued expenses	65,226	106,826	64,492	107,381	346,490	126,018
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	48,964	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,222,031	—	81,416	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	1,936,122	10,355,471	1,987,095	715,176	8,050,870	5,615,387

NET ASSETS	$434,997,305	$361,285,116	$104,181,644	$311,331,299	$269,466,823	$453,502,357

* Cost
Investment securities (unaffiliated)	$412,587,213	$330,121,136	$94,727,963	$258,115,469	$247,387,274	$438,266,389

Investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$12,561	$102,151	$10,002,431	$1,602,988	$330,767

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$441,579,019	$522,654,198	$217,384,825	$342,987,678	$303,667,822	$479,541,372
Accumulated undistributed net investment income (loss)	1,096,640	15,086,740	2,272,416	10,316,269	4,883,134	13,447,594
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(30,535,543)	(199,578,399)	(124,724,711)	(44,518,542)	(55,124,244)	(41,705,181)
Unrealized appreciation (depreciation) on investments	22,857,189	21,823,109	9,255,886	519,464	16,236,596	2,198,764
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	298,776	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,299,468	7,715	1,727,654	(12,651)	19,808
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(14,487)	—	(183,834)	—

NET ASSETS	$434,997,305	$361,285,116	$104,181,644	$311,331,299	$269,466,823	$453,502,357

Class 1 (unlimited shares authorized):
Net assets	$—	$94,323,480	$72,893,615	$73,376,509	$98,173,132	$—
Shares of beneficial interest issued and outstanding	—	11,323,480	5,929,277	8,877,769	12,043,273	—
Net asset value, offering and redemption price per share	$—	$8.33	$12.29	$8.27	$8.15	$—

Class 2 (unlimited shares authorized):
Net assets	$24,930,849	$12,759,800	$7,548,935	$28,177,550	$11,530,220	$34,065,882
Shares of beneficial interest issued and outstanding	1,701,726	1,529,561	616,604	3,430,839	1,426,822	2,657,065
Net asset value, offering and redemption price per share	$14.65	$8.34	$12.24	$8.21	$8.08	$12.82

Class 3 (unlimited shares authorized):
Net assets	$410,066,456	$254,201,836	$23,739,094	$209,777,240	$159,763,471	$419,436,475
Shares of beneficial interest issued and outstanding	28,059,232	30,557,845	1,944,245	25,585,650	19,871,777	32,745,440
Net asset value, offering and redemption price per share	$14.61	$8.32	$12.21	$8.20	$8.04	$12.81

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 2010 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$119,732	$7,501	$45,310	$5,303
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	481,795	35,256,614	3,814,423	12,627,378	7,676,823

Total investment income*	481,795	35,376,346	3,821,924	12,672,688	7,682,126

EXPENSES:
Investment advisory and management fees	989,882	2,577,364	845,109	868,549	1,420,909
Service fees:
Class 2	26,148	36,707	13,019	17,619	19,703
Class 3	293,033	850,002	200,683	170,255	409,341
Custodian and accounting fees	39,569	141,760	60,677	53,494	78,965
Reports to shareholders	28,057	104,024	27,122	40,299	53,893
Audit and tax fees	13,116	12,158	12,415	22,270	32,476
Legal fees	6,202	9,900	4,599	14,193	5,755
Trustees’ fees and expenses	19,566	51,761	13,931	15,405	24,753
Interest expense	—	5,404	31	5,646	—
Other expenses	6,715	11,702	5,689	5,876	6,464

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,422,288	3,800,782	1,183,275	1,213,606	2,052,259
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(24)	(164)	(244)	(84)	(767)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,422,264	3,800,618	1,183,031	1,213,522	2,051,492

Net investment income (loss)	(940,469)	31,575,728	2,638,893	11,459,166	5,630,634

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(57)	5,291,913	1,145,653	574,419	2,194,198
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	(222,322)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	16,786	795,551	—	3,647,077
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	4,796,213	—	4,229,777
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	30,676	—

Net realized gain (loss) on investments and foreign currencies	(57)	5,308,699	6,737,417	605,095	9,848,730

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	113,396	22,033,577	1,305,379	4,458,653	9,118,669
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(505,386)	(708,704)	—	(1,775,625)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,237,384)	(12,496)	(2,078,308)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	454,151
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	113,396	21,528,191	(1,640,709)	4,446,157	5,718,887

Net realized and unrealized gain (loss) on investments and foreign currencies	113,339	26,836,890	5,096,708	5,051,252	15,567,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(827,130)	$58,412,618	$7,735,601	$16,510,418	$21,198,251

* Net of foreign withholding taxes on interest and dividends of	$—	$(7,643)	$(7,501)	$(51)	$(1,553)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2010 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$738,836	$5,335,469	$865,794	$177,993	$1,491,121
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	978,509	6,846,934	9,893	147	46

Total investment income*	1,717,345	12,182,403	875,687	178,140	1,491,167

EXPENSES:
Investment advisory and management fees	431,384	2,445,156	133,210	34,780	728,562
Service fees:
Class 2	8,812	45,079	2,462	—	9,318
Class 3	28,624	448,375	12,162	—	22,977
Custodian and accounting fees	44,613	121,369	50,421	18,747	39,036
Reports to shareholders	13,719	78,695	3,686	419	23,770
Audit and tax fees	13,240	13,240	13,845	13,681	13,845
Legal fees	3,951	8,305	3,476	3,268	4,672
Trustees’ fees and expenses	6,754	39,890	1,878	872	12,032
Interest expense	—	—	12	—	86
Other expenses	6,848	21,887	5,283	4,890	8,919

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	557,945	3,221,996	226,435	76,657	863,217
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	(28,834)	—
Custody credits earned on cash balances	(34)	(52)	(8)	—	(15)
Fees paid indirectly (Note 5)	(3,166)	(9,414)	(733)	—	(218)

Net expenses	554,745	3,212,530	225,694	47,823	862,984

Net investment income (loss)	1,162,600	8,969,873	649,993	130,317	628,183

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,239,309	4,225,173	(1,106,362)	(145,084)	8,551,531
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(7,523)	—	—	(83,908)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(23,493)	362,117	—	(4)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	7,231,786	4,201,680	(744,245)	(228,992)	8,551,527

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,191,401)	9,837,229	2,390,880	655,580	(5,945,318)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	3,361	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(12,260)	—	—	29,415	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	24,454	(307,647)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(3,203,661)	9,861,683	2,083,233	688,356	(5,945,318)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,028,125	14,063,363	1,338,988	459,364	2,606,209

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,190,725	$23,033,236	$1,988,981	$589,681	$3,234,392

* Net of foreign withholding taxes on interest and dividends of	$(283)	$85,109	$59,243	$41	$16,979

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2010 (unaudited)

		Davis	“Dogs” of
	Equity	Venture	Wall	Alliance	Capital
	Opportunities	Value	Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$821,153	$10,539,602	$882,855	$2,645,002	$385,020
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	35	27,222	26	33	34

Total investment income*	821,188	10,566,824	882,881	2,645,035	385,054

EXPENSES:
Investment advisory and management fees	380,068	4,885,290	141,418	1,354,786	294,508
Service fees:
Class 2	6,293	71,670	5,628	23,365	2,104
Class 3	41,186	712,252	18,674	187,028	66,543
Custodian and accounting fees	20,568	211,118	13,154	55,420	34,584
Reports to shareholders	10,310	147,506	5,099	46,661	7,271
Audit and tax fees	13,845	13,846	13,837	13,846	13,847
Legal fees	3,815	12,192	3,455	6,171	3,616
Trustees’ fees and expenses	5,159	73,424	2,442	23,806	3,646
Interest expense	66	49	—	2,609	51
Other expenses	8,767	34,900	5,370	14,553	5,749

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	490,077	6,162,247	209,077	1,728,245	431,919
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(16,595)
Custody credits earned on cash balances	(1)	(14)	(1)	(8)	(1)
Fees paid indirectly (Note 5)	—	(19,883)	—	(4,204)	—

Net expenses	490,076	6,142,350	209,076	1,724,033	415,323

Net investment income (loss)	331,112	4,424,474	673,805	921,002	(30,269)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,643,498	17,327,541	1,420,963	15,830,272	607,022
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(43,368)	—	(35)	(10,119)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	3,643,498	17,284,173	1,420,963	15,830,237	596,903

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	836,426	(5,232,398)	917,451	(15,230,973)	(1,285,641)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	5,688	—	—	921
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	836,426	(5,226,710)	917,451	(15,230,973)	(1,284,720)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,479,924	12,057,463	2,338,414	599,264	(687,817)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,811,036	$16,481,937	$3,012,219	$1,520,266	$(718,086)

* Net of foreign withholding taxes on interest and dividends of	$3,184	$251,734	$—	$95,339	$15,376

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2010 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,762,431	$498,496	$204,275	$3,712,078	$1,078,057
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,085	92	69	56,104	2,838

Total investment income*	1,765,516	498,588	204,344	3,768,182	1,080,895

EXPENSES:
Investment advisory and management fees	758,524	629,674	144,507	904,619	697,758
Service fees:
Class 2	11,053	2,563	3,617	8,182	—
Class 3	162,817	102,368	31,003	225,097	169,148
Custodian and accounting fees	39,107	17,384	21,003	32,760	26,084
Reports to shareholders	24,581	15,933	4,274	26,352	15,974
Audit and tax fees	13,837	13,845	13,847	13,847	13,838
Legal fees	4,657	4,151	3,383	4,584	4,047
Trustees’ fees and expenses	11,821	8,044	2,143	12,008	7,211
Interest expense	—	—	—	—	—
Other expenses	8,335	7,297	5,225	8,602	6,627

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,034,732	801,259	229,002	1,236,051	940,687
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4))	—	(37,086)	(18,909)	—	—
Custody credits earned on cash balances	(4)	(4)	—	(1)	(30)
Fees paid indirectly (Note 5)	(2,215)	(24,558)	(3,044)	—	—

Net expenses	1,032,513	739,611	207,049	1,236,050	940,657

Net investment income (loss)	733,003	(241,023)	(2,705)	2,532,132	140,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,744,585	7,821,403	335,391	5,880,306	388,418
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(3,982)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	2,740,603	7,821,403	335,391	5,880,306	388,418

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(793,337)	(2,732,185)	(542,213)	28,349,759	8,416,103
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(145)	25	—	(264)	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(793,482)	(2,732,160)	(542,213)	28,349,495	8,416,103

Net realized and unrealized gain (loss) on investments and foreign currencies	1,947,121	5,089,243	(206,822)	34,229,801	8,804,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,680,124	$4,848,220	$(209,527)	$36,761,933	$8,944,759

* Net of foreign withholding taxes on interest and dividends of	$37,976	$7,387	$720	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2010 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$508,236	$175,365	$191,133	$515,475	$76,401
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	70	89	430	123	116

Total investment income*	508,306	175,454	191,563	515,598	76,517

EXPENSES:
Investment advisory and management fees	580,402	251,105	418,961	357,150	202,304
Service fees:
Class 2	16,086	3,187	3,497	14,103	3,194
Class 3	94,820	17,262	116,875	55,726	29,192
Custodian and accounting fees	39,326	11,611	19,213	25,068	19,649
Reports to shareholders	16,360	7,542	12,865	9,355	2,660
Audit and tax fees	13,838	13,845	13,847	13,847	13,847
Legal fees	4,098	3,775	3,812	3,661	3,414
Trustees’ fees and expenses	7,954	3,546	5,921	4,512	2,185
Interest expense	50	—	—	—	42
Other expenses	7,052	5,643	6,173	5,129	5,270

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	779,986	317,516	601,164	488,551	281,757
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(20,230)
Custody credits earned on cash balances	(3)	(2)	(4)	(1)	—
Fees paid indirectly (Note 5)	(1,996)	(14,396)	(36,450)	(472)	(1,765)

Net expenses	777,987	303,118	564,710	488,078	259,762

Net investment income (loss)	(269,681)	(127,664)	(373,147)	27,520	(183,245)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,510,221	4,123,358	10,039,579	4,613,773	9,285,961
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	44	—	62	—	(84,919)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	7,510,265	4,123,358	10,039,641	4,613,773	9,201,042

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,720,404	(1,398,286)	(2,763,413)	(1,524,265)	(4,945,554)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(51)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,720,404	(1,398,286)	(2,763,413)	(1,524,265)	(4,945,605)

Net realized and unrealized gain (loss) on investments and foreign currencies	10,230,669	2,725,072	7,276,228	3,089,508	4,255,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,960,988	$2,597,408	$6,903,081	$3,117,028	$4,072,192

* Net of foreign withholding taxes on interest and dividends of	$4,120	$1,020	$3,328	$159	$2,448

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2010 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$2,818,236	$6,782,628	$1,263,252	$4,988,704	$3,448,524	$9,031,729
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	349	4,098	20	2,055	4,653	951

Total investment income*	2,818,585	6,786,726	1,263,272	4,990,759	3,453,177	9,032,680

EXPENSES:
Investment advisory and management fees	2,002,010	1,648,774	453,332	1,318,989	1,446,862	1,779,273
Service fees:
Class 2	20,042	9,970	5,874	21,498	8,762	26,496
Class 3	505,493	306,796	29,346	262,271	189,815	488,209
Custodian and accounting fees	27,225	129,128	84,329	157,938	251,095	156,366
Reports to shareholders	49,592	38,944	11,633	31,409	29,673	46,533
Audit and tax fees	13,845	11,626	11,626	11,626	11,626	11,625
Legal fees	5,936	5,633	3,867	5,491	5,070	6,140
Trustees’ fees and expenses	22,787	19,889	5,830	17,605	14,863	23,608
Interest expense	200	1,476	249	—	—	—
Other expenses	7,850	12,302	6,674	11,755	9,249	13,811

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,654,980	2,184,538	612,760	1,838,582	1,967,015	2,552,061
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(89,101)	—	—	—	—
Custody credits earned on cash balances	(31)	(88)	(6)	(3)	(63)	(5)
Fees paid indirectly (Note 5)	(30,857)	(40,857)	—	—	(91,594)	(2,568)

Net expenses	2,624,092	2,054,492	612,754	1,838,579	1,875,358	2,549,488

Net investment income (loss)	194,493	4,732,234	650,518	3,152,180	1,577,819	6,483,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	27,420,579	4,318,439	2,910,919	(3,253,475)	16,798,446	3,447,063
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(24,551)	146,320	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(3,071,063)	(15,903)	(3,331,850)	(368,596)	(118,787)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	27,420,579	1,247,376	2,895,016	(6,609,876)	16,576,170	3,328,276

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,294,020	(10,072,430)	(468,695)	(1,750,755)	3,152,707	(16,624,025)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	1,460,968	157,021	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,536,020	11,022	3,562,209	(12,838)	9,364
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(1,819)	—	(121,371)	—

Net unrealized gain (loss) on investments and foreign currencies	8,294,020	(7,536,410)	(459,492)	3,272,422	3,175,519	(16,614,661)

Net realized and unrealized gain (loss) on investments and foreign currencies	35,714,599	(6,289,034)	2,435,524	(3,337,454)	19,751,689	(13,286,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,909,092	$(1,556,800)	$3,086,042	$(185,274)	$21,329,508	$(6,803,193)

* Net of foreign withholding taxes on interest and dividends of	$44,034	$751,456	$99,131	$535,761	$481,574	$1,058,973

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$(940,469)	$(1,243,452)	$31,575,728	$62,116,339	$2,638,893	$6,338,516
Net realized gain (loss) on investments and foreign currencies	(57)	(59,684)	5,308,699	1,650,001	6,737,417	9,776,699
Net unrealized gain (loss) on investments and foreign currencies	113,396	188,126	21,528,191	166,783,810	(1,640,709)	11,440,642

Net increase (decrease) in net assets resulting from operations	(827,130)	(1,115,010)	58,412,618	230,550,150	7,735,601	27,555,857

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,163,571)	—	(14,958,784)	—	(3,032,313)
Net investment income — Class 2	—	(1,052,780)	—	(2,913,343)	—	(586,682)
Net investment income — Class 3	—	(6,846,690)	—	(36,395,713)	—	(4,786,624)
Net realized gain on securities — Class 1	—	—	—	—	—	(2,123,476)
Net realized gain on securities — Class 2	—	—	—	—	—	(428,842)
Net realized gain on securities — Class 3	—	—	—	—	—	(3,598,625)

Total distributions to shareholders	—	(13,063,041)	—	(54,267,840)	—	(14,556,562)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(67,155,674)	(272,111,488)	(55,417,983)	30,421,185	(11,199,520)	9,488,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,982,804)	(286,289,539)	2,994,635	206,703,495	(3,463,919)	22,488,145

NET ASSETS:
Beginning of period	$483,228,114	$769,517,653	$991,364,076	$784,660,581	$269,040,384	$246,552,239

End of period†	$415,245,310	$483,228,114	$994,358,711	$991,364,076	$265,576,465	$269,040,384

† Includes accumulated undistributed net investment income (loss)	$(935,385)	$5,083	$93,423,709	$61,847,981	$12,340,933	$9,702,040

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond		Balanced

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$11,459,166	$26,473,214	$5,630,634	$10,669,923	$1,162,600	$2,421,974
Net realized gain (loss) on investments and foreign currencies	605,095	(19,241,156)	9,848,730	15,093,153	7,231,786	(8,386,720)
Net unrealized gain (loss) on investments and foreign currencies	4,446,157	76,353,995	5,718,887	12,288,892	(3,203,661)	33,590,322

Net increase (decrease) in net assets resulting from operations	16,510,418	83,586,053	21,198,251	38,051,968	5,190,725	27,625,576

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(10,097,557)	—	(2,094,034)	—	(3,054,257)
Net investment income — Class 2	—	(2,098,261)	—	(414,840)	—	(365,647)
Net investment income — Class 3	—	(10,458,463)	—	(4,259,371)	—	(522,698)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(22,654,281)	—	(6,768,245)	—	(3,942,602)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(24,905,581)	18,811,766	77,138,005	171,365,122	(4,047,249)	(8,951,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,395,163)	79,743,538	98,336,256	202,648,845	1,143,476	14,731,561

NET ASSETS:
Beginning of period	$285,037,080	$205,293,542	$429,374,911	$226,726,066	$126,706,152	$111,974,591

End of period†	$276,641,917	$285,037,080	$527,711,167	$429,374,911	$127,849,628	$126,706,152

† Includes accumulated undistributed net investment income (loss)	$37,159,762	$25,700,596	$20,087,556	$14,456,922	$3,617,020	$2,454,420

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$8,969,873	$20,509,349	$649,993	$1,313,399	$130,317	$285,197
Net realized gain (loss) on investments and foreign currencies	4,201,680	(47,422,618)	(744,245)	(6,887,592)	(228,992)	(915,749)
Net unrealized gain (loss) on investments and foreign currencies	9,861,683	182,473,512	2,083,233	14,332,703	688,356	5,335,538

Net increase (decrease) in net assets resulting from operations	23,033,236	155,560,243	1,988,981	8,758,510	589,681	4,704,986

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(13,126,915)	—	(1,259,984)	—	(431,681)
Net investment income — Class 2	—	(2,274,371)	—	(184,051)	—	—
Net investment income — Class 3	—	(12,235,499)	—	(473,782)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(27,636,785)	—	(1,917,817)	—	(431,681)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(59,806,111)	(65,082,112)	(3,154,957)	(4,635,256)	(761,438)	(3,150,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,772,875)	62,841,346	(1,165,976)	2,205,437	(171,757)	1,122,561

NET ASSETS:
Beginning of period	$775,511,661	$712,670,315	$36,353,770	$34,148,333	$17,029,358	$15,906,797

End of period†	$738,738,786	$775,511,661	$35,187,794	$36,353,770	$16,857,601	$17,029,358

† Includes accumulated undistributed net investment income (loss)	$29,740,428	$20,770,555	$1,537,855	$887,862	$418,461	$288,145

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$628,183	$1,993,404	$331,112	$688,956	$4,424,474	$8,866,679
Net realized gain (loss) on investments and foreign currencies	8,551,527	(13,408,631)	3,643,498	(24,167,455)	17,284,173	(71,164,397)
Net unrealized gain (loss) on investments and foreign currencies	(5,945,318)	67,708,522	836,426	55,233,685	(5,226,710)	496,065,465

Net increase (decrease) in net assets resulting from operations	3,234,392	56,293,295	4,811,036	31,755,186	16,481,937	433,767,747

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,823,983)	—	(717,311)	—	(10,534,129)
Net investment income — Class 2	—	(154,192)	—	(87,348)	—	(1,301,843)
Net investment income — Class 3	—	(191,992)	—	(310,430)	—	(6,641,313)
Net realized gain on securities — Class 1	—	—	—	—	—	(15,543,468)
Net realized gain on securities — Class 2	—	—	—	—	—	(2,202,662)
Net realized gain on securities — Class 3	—	—	—	—	—	(12,348,240)

Total distributions to shareholders	—	(3,170,167)	—	(1,115,089)	—	(48,571,655)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(19,881,860)	(42,617,961)	(8,430,496)	(18,718,862)	(88,761,842)	(150,574,093)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,647,468)	10,505,167	(3,619,460)	11,921,235	(72,279,905)	234,621,999

NET ASSETS:
Beginning of period	$228,901,913	$218,396,746	$98,755,447	$86,834,212	$1,361,590,398	$1,126,968,399

End of period†	$212,254,445	$228,901,913	$95,135,987	$98,755,447	$1,289,310,493	$1,361,590,398

† Includes accumulated undistributed net investment income (loss)	$2,621,613	$1,993,430	$928,096	$596,984	$13,211,170	$8,786,696

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$673,805	$1,396,274	$921,002	$3,531,836	$(30,269)	$(107,247)
Net realized gain (loss) on investments and foreign currencies	1,420,963	(14,305,725)	15,830,237	(15,091,958)	596,903	(4,806,970)
Net unrealized gain (loss) on investments and foreign currencies	917,451	26,008,277	(15,230,973)	150,062,162	(1,284,720)	25,111,790

Net increase (decrease) in net assets resulting from operations	3,012,219	13,098,826	1,520,266	138,502,040	(718,086)	20,197,573

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,108,690)	—	(1,524,536)	—	—
Net investment income — Class 2	—	(333,874)	—	(139,713)	—	—
Net investment income — Class 3	—	(571,723)	—	(501,907)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(2,014,287)	—	(2,166,156)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,956,787)	(4,327,258)	(36,058,999)	(84,160,292)	(2,022,859)	(6,905,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,055,432	6,757,281	(34,538,733)	52,175,592	(2,740,945)	13,292,277

NET ASSETS:
Beginning of period	$46,325,300	$39,568,019	$440,065,364	$387,889,772	$66,460,415	$53,168,138

End of period†	$47,380,732	$46,325,300	$405,526,631	$440,065,364	$63,719,470	$66,460,415

† Includes accumulated undistributed net investment income (loss)	$2,070,079	$1,396,274	$4,527,393	$3,606,391	$(31,123)	$(854)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$733,003	$1,962,814	$(241,023)	$(107,094)	$(2,705)	$66,456
Net realized gain (loss) on investments and foreign currencies	2,740,603	(15,070,486)	7,821,403	(14,358,354)	335,391	(762,730)
Net unrealized gain (loss) on investments and foreign currencies	(793,482)	60,740,985	(2,732,160)	52,834,005	(542,213)	8,892,665

Net increase (decrease) in net assets resulting from operations	2,680,124	47,633,313	4,848,220	38,368,557	(209,527)	8,196,391

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(917,858)	—	—	—	(36,172)
Net investment income — Class 2	—	(165,705)	—	—	—	(7,807)
Net investment income — Class 3	—	(1,129,018)	—	—	—	(8,545)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(2,212,581)	—	—	—	(52,524)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	16,063,053	12,236,948	(6,443,805)	(20,787,712)	10,326,210	3,511,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,743,177	57,657,680	(1,595,585)	17,580,845	10,116,683	11,655,133

NET ASSETS:
Beginning of period	$204,631,417	$146,973,737	$145,958,922	$128,378,077	$36,187,815	$24,532,682

End of period†	$223,374,594	$204,631,417	$144,363,337	$145,958,922	$46,304,498	$36,187,815

† Includes accumulated undistributed net investment income (loss)	$2,727,119	$1,994,116	$(241,023)	$—	$64,995	$67,700

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$2,532,132	$4,380,848	$140,238	$706,594	$(269,681)	$(493,024)
Net realized gain (loss) on investments and foreign currencies	5,880,306	(35,795,851)	388,418	(6,064,237)	7,510,265	(19,503,364)
Net unrealized gain (loss) on investments and foreign currencies	28,349,495	100,924,709	8,416,103	44,071,367	2,720,404	64,804,191

Net increase (decrease) in net assets resulting from operations	36,761,933	69,509,706	8,944,759	38,713,724	9,960,988	44,807,803

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(826,999)	—	(29,215)	—	—
Net investment income — Class 2	—	(185,932)	—	—	—	—
Net investment income — Class 3	—	(2,576,384)	—	(590,781)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(3,589,315)	—	(619,996)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,633,280)	(7,810,034)	12,087,935	4,785,239	(8,157,110)	(14,315,118)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,128,653	58,110,357	21,032,694	42,878,967	1,803,878	30,492,685

NET ASSETS:
Beginning of period	$213,273,888	$155,163,531	$124,140,170	$81,261,203	$142,797,866	$112,305,181

End of period†	$245,402,541	$213,273,888	$145,172,864	$124,140,170	$144,601,744	$142,797,866

† Includes accumulated undistributed net investment income (loss)	$6,829,581	$4,297,449	$846,832	$706,594	$(269,681)	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$(127,664)	$(141,846)	$(373,147)	$(639,373)	$27,520	$246,641
Net realized gain (loss) on investments and foreign currencies	4,123,358	10,659,971	10,039,641	1,562,320	4,613,773	299,100
Net unrealized gain (loss) on investments and foreign currencies	(1,398,286)	9,599,500	(2,763,413)	15,549,607	(1,524,265)	21,417,805

Net increase (decrease) in net assets resulting from operations	2,597,408	20,117,625	6,903,081	16,472,554	3,117,028	21,963,546

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(59,998)	—	—	—	(169,551)
Net investment income — Class 2	—	—	—	—	—	(116,447)
Net investment income — Class 3	—	—	—	—	—	(172,561)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(59,998)	—	—	—	(458,559)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,688,416)	(9,230,888)	10,808,339	16,450,414	934,500	(6,915,720)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,091,008)	10,826,739	17,711,420	32,922,968	4,051,528	14,589,267

NET ASSETS:
Beginning of period	$64,008,102	$53,181,363	$99,080,639	$66,157,671	$80,571,910	$65,982,643

End of period†	$62,917,094	$64,008,102	$116,792,059	$99,080,639	$84,623,438	$80,571,910

† Includes accumulated undistributed net investment income (loss)	$(127,565)	$99	$(373,147)	$—	$274,107	$246,587

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					International
			Small & Mid		Growth and
	Technology		Cap Value		Income

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$(183,245)	$(266,978)	$194,493	$902,147	$4,732,234	$6,956,706
Net realized gain (loss) on investments and foreign currencies	9,201,042	2,428,546	27,420,579	(25,279,292)	1,247,376	(35,692,196)
Net unrealized gain (loss) on investments and foreign currencies	(4,945,605)	7,602,914	8,294,020	174,716,267	(7,536,410)	136,760,777

Net increase (decrease) in net assets resulting from operations	4,072,192	9,764,482	35,909,092	150,339,122	(1,556,800)	108,025,287

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	(163,300)	—	—
Net investment income — Class 3	—	—	—	(1,926,652)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	(854,373)	—	—
Net realized gain on securities — Class 3	—	—	—	(11,932,775)	—	—

Total distributions to shareholders	—	—	—	(14,877,100)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,811,351)	6,775,626	7,771,687	(13,994,121)	(3,194,600)	(37,043,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(739,159)	16,540,108	43,680,779	121,467,901	(4,751,400)	70,981,818

NET ASSETS:
Beginning of period	$39,084,843	$22,544,735	$391,316,526	$269,848,625	$366,036,516	$295,054,698

End of period†	$38,345,684	$39,084,843	$434,997,305	$391,316,526	$361,285,116	$366,036,516

† Includes accumulated undistributed net investment income (loss)	$(183,316)	$(71)	$1,096,640	$902,147	$15,086,740	$10,354,506

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$650,518	$1,470,000	$3,152,180	$4,792,419
Net realized gain (loss) on investments and foreign currencies	2,895,016	(14,487,407)	(6,609,876)	(7,864,771)
Net unrealized gain (loss) on investments and foreign currencies	(459,492)	43,617,694	3,272,422	100,982,679

Net increase (decrease) in net assets resulting from operations	3,086,042	30,600,287	(185,274)	97,910,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,102,998)	—	(1,069,456)
Net investment income — Class 2	—	(195,711)	—	(348,694)
Net investment income — Class 3	—	(527,583)	—	(2,231,616)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(2,826,292)	—	(3,649,766)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,229,767)	(13,865,648)	(16,094,021)	(49,116,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,143,725)	13,908,347	(16,279,295)	45,144,054

NET ASSETS:
Beginning of period	$108,325,369	$94,417,022	$327,610,594	$282,466,540

End of period†	$104,181,644	$108,325,369	$311,331,299	$327,610,594

† Includes accumulated undistributed net investment income (loss)	$2,272,416	$1,621,898	$10,316,269	$7,164,089

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value
	Portfolio		Portfolio

	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2010	January 31,	2010	January 31,
	(unaudited)	2010	(unaudited)	2010

OPERATIONS:
Net investment income (loss)	$1,577,819	$2,317,881	$6,483,192	$7,750,578
Net realized gain (loss) on investments and foreign currencies	16,576,170	40,322,940	3,328,276	(35,850,095)
Net unrealized gain (loss) on investments and foreign currencies	3,175,519	74,951,251	(16,614,661)	147,532,157

Net increase (decrease) in net assets resulting from operations	21,329,508	117,592,072	(6,803,193)	119,432,640

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	(992,746)
Net investment income — Class 3	—	—	—	(9,074,490)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	(969,906)
Net realized gain on securities — Class 3	—	—	—	(9,278,735)

Total distributions to shareholders	—	—	—	(20,315,877)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,296,962)	(17,513,486)	34,626,538	10,292,084

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,032,546	100,078,586	27,823,345	109,408,847

NET ASSETS:
Beginning of period	$259,434,277	$159,355,691	$425,679,012	$316,270,165

End of period†	$269,466,823	$259,434,277	$453,502,357	$425,679,012

† Includes accumulated undistributed net investment income (loss)	$4,883,134	$3,305,315	$13,447,594	$6,964,402

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the open Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swaps contracts are marked to market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2010, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of July 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ending July 31, 2010:

Corporate Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$16,786	$(505,386)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $216,667.

	Global Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(5)	Variation margin on futures contracts	$66,965	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	3,709,533	Unrealized depreciation on swap contracts	3,776,265
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	1,876,701	Unrealized depreciation on forward foreign currency contracts	2,818,079

		$5,653,199		$6,594,344

		Realized Gain (Loss) on	Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Derivatives Recognized in	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$471,953	$(708,704)
Credit contracts(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	323,598	—
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities / Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,370,666	(2,291,842)

		$5,166,217	$(3,000,546)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $8,838,000.

(3)	The average notional amount outstanding for interest rate swap contracts was $207,363,288.

(4)	The average notional amount outstanding for forward foreign currency contracts was $292,829,662.

(5)	The variation margin on futures contracts is included in the cumulative appreciation/(depreciation) of $(193,889) as reported in the Portfolio of Investments.

(6)	The average notional amount outstanding for credit contracts was $49,129,737.

	Total Return Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(4)(7)	Variation margin on futures contracts	$100,501	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	633,015	Unrealized depreciation on swap contracts	—
			Call and put options written, at value	1,835,783
Credit contracts(5)	Unrealized appreciation on swap contracts	86,226	Unrealized depreciation on swap contracts	61,798
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	197,911	Unrealized depreciation on forward foreign currency contracts	2,058,486

		$1,017,653		$3,956,067

			Change in Unrealized
		Realized Gain (Loss) on	Appreciation (Depreciation) on
	Location of Gain (Loss) on Derivatives	Derivatives Recognized in	Derivatives Recognized
Derivative Contracts(1)	Recognized in Statement of Operations	Statement of Operations	in Statement of Operations

Interest rate contracts(2)(3)(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,737,457	$(2,017,617)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(90,380)	241,992
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities / Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,528,410	(2,093,526)

		$8,175,487	$(3,869,151)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $1,924,417.

(3)	The average notional amount outstanding for interest rate swap contracts was $36,483,685.

(4)	The average notional amount outstanding for interest rate written option contracts was $164,656,639.

(5)	The average notional amount outstanding for credit contracts was $21,091,358.

(6)	The average notional amount outstanding for forward foreign currency contracts was $102,177,570.

(7)	The variation margin on futures contracts is included in the cumulative appreciation/(depreciation) of $253,883 as reported in the Portfolio of Investments.

	Balanced
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,437
Equity contracts(3)(4)	Variation margin on futures contracts	—	Variation margin on futures contracts	(975)

		$—		$462

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives Recognized
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$30,803	$(57,131)
Equity contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(38,326)	$44,871

		$(7,523)	$(12,260)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $79,833.

(3)	The average notional amount outstanding for equity futures contracts was $558.

(4)	The variation margin on futures contracts is included in the cumulative appreciation/depreciation of $(34,407) as reported in the Portfolio of Investments.

Telecom Utility
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$22,604	Unrealized depreciation on forward foreign currency contracts	$217,795

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$376,399	$(312,247)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $5,008,551.

Equity Index
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(3)	Variation margin on futures contracts	$910	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(83,908)	$29,415

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $517.

(3)	The variation margin on futures contracts is included in the cumulative appreciation/(depreciation) of $8,405 as reported in the Portfolio of Investments.

International Growth and Income
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$3,489,308	Unrealized depreciation on forward foreign currency contracts	$2,222,031

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(3,007,228)	$2,508,311

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $169,686,989.

	International Diversified Equities
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(4)	Variation margin on futures contracts	$335,730	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	1,554,990	Unrealized depreciation on forward foreign currency contracts	81,416

		$1,890,720		$81,416

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(24,551)	$1,460,968
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,384,460)	3,210,879

		$(3,409,011)	$4,671,847

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $456,133.

(3)	The average notional amount outstanding for forward foreign currency contracts was $88,179,101.

(4)	The variation margin on futures contracts is included in the cumulative appreciation/(depreciation) of $298,776 as reported in the Portfolio of Investments.

Emerging Markets
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$146,320	$157,021

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity swap contracts was $2,806,764.

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of July 31, 2010, the following Portfolios had open forward contracts: Global Bond, Total Return Bond, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of July 31, 2010, the following Portfolios had open futures contracts: Global Bond, Total Return Bond, Balanced, Equity Index, and International Diversified Equities Portfolios, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At July 31, 2010, the due from broker as disclosed in the Statements of Assets and Liabilities for the Global Bond, Total Return Bond, Balanced, and International Diversified Equities portfolios, include amounts set aside for margins requirements for open futures contracts.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of July 31, 2010, the following Portfolio had open options contracts: Total Return Bond Portfolio, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

For the period ended July 31, 2010 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio
	Number of	Notional	Premiums
	Contracts	Amounts	Received

Options outstanding as of January 31, 2010	84	$109,500,000	$865,388
Options written	749	181,200,000	1,483,664
Options terminated in closing purchase transactions	(35)	(3,800,000)	(31,799)
Options exercised	—	—	—
Options expired (written)	(764)	(112,000,000)	(1,089,064)

Options outstanding as of July 31, 2010	34	$174,900,000	$1,228,189

Swap Contracts:  Certain Portfolios have entered into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations received from an approved outside pricing service, market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of July 31, 2010, the following Portfolio had open credit default swaps: Total Return Bond Portfolio, which are reported on a schedule following the Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2010 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. As of July 31, 2010, none of the Portfolios had open Equity Swap Agreements.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. As of July 31, 2010, the following Portfolios had open interest rate swaps: Global Bond and Total Return Bond Portfolios, which are reported on a schedule following the Portfolios of Investments.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	3.78%	$9,731,000
“Dogs” of Wall Street	0.48	1,245,000
Blue Chip Growth	0.74	1,914,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $257,459,000, a repurchase price of $257,459,215 and a maturity date of August 2, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.38%	05/15/2013	$257,815,000	$262,610,359

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the period ended July 31, 2010, the Total Return Bond and the Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended July 31, 2010, the Total Return Bond and Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of ($734,186) and $448,273 respectively.

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of July 31, 2010, the Global Bond had two open structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the

“Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Distributions received from the Portfolios’ investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2010
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$—	$(5,703,020)	$(4,511,629)	$13,063,041	$—
Corporate Bond	62,495,839	(8,693,215)	50,729,854	54,267,840	—
Global Bond	14,037,095	2,087,593	10,338,855	12,530,240	2,026,322
High-Yield Bond	27,378,210	(114,250,913)	(14,400,970)	22,654,281	—
Total Return Bond	14,874,145	(6,806,374)	5,964,702	6,768,245	—
Balanced	2,455,726	(119,798,639)	3,064,293	3,942,602	—
MFS Total Return	20,756,118	(164,516,279)	26,642,826	27,636,785	—
Telecom Utility	1,005,226	(40,571,944)	(1,314,926)	1,917,817	—
Equity Index	286,244	(5,112,994)	(2,935,386)	431,681	—
Growth-Income	1,993,430	(51,040,853)	22,537,537	3,170,167	—
Equity Opportunities	596,984	(56,369,821)	8,384,902	1,115,089	—
Davis Venture Value	8,795,007	(92,250,524)	295,032,702	18,477,285	30,094,370
“Dogs” of Wall Street	1,396,274	(19,770,996)	(1,488,263)	2,014,287	—
Alliance Growth	2,967,775	(596,939,857)	21,769,264	2,166,156	—
Capital Growth	—	(31,172,394)	4,056,342	—	—
MFS Massachusetts Investor Trust	1,996,859	(21,693,482)	14,680,051	2,212,581	—
Fundamental Growth	—	(157,175,389)	9,825,518	—	—
Blue Chip Growth	67,700	(7,618,165)	1,343,773	52,524	—
Real Estate	4,297,449	(87,127,823)	10,731,958	3,589,315	—
Small Company Value	706,594	(12,745,550)	(6,612,376)	619,996	—
Mid-Cap Growth	—	(214,644,161)	10,998,880	—	—
Aggressive Growth	—	(163,570,554)	6,742,367	59,998	—
Growth Opportunities	—	(23,877,402)	5,791,170	—	—
Marsico Focused Growth	246,587	(13,122,241)	9,613,424	458,559	—
Technology	—	(42,932,313)	2,199,406	—	—
Small & Mid Cap Value	902,147	(57,165,118)	13,772,165	6,064,703	8,812,397
International Growth & Income	10,659,091	(194,149,697)	25,968,390	—	—
Global Equities	1,801,310	(123,685,795)	5,597,993	2,826,292	—
International Diversified Equities	7,663,228	(29,842,599)	(3,987,459)	3,649,766	—
Emerging Markets	3,283,382	(68,836,162)	10,310,028	—	—
Foreign Value	8,645,482	(45,033,422)	17,573,362	10,067,236	10,248,641

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015	2016	2017	2018

Cash Management	$—	$5,964	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684
Corporate Bond	5,378,543	328,606	—	—	1,206,018	—	1,780,048	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	72,889,526	—	—	—	—	—	5,102,727	36,258,660
Total Return Bond	—	6,806,374	—	—	—	—	—	—
Balanced	65,929,711	27,535,724	—	—	—	—	8,746,266	17,586,938
MFS Total Return	201,673	—	—	—	—	—	51,028,399	113,286,207
Telecom Utility	23,392,939	2,281,217	—	—	—	—	3,998,294	10,899,494
Equity Index	1,843,673	106,692	362,808	363,357	123,493	—	1,044,972	1,267,999
Growth-Income	—	—	—	—	—	—	10,757,253	40,283,600
Equity Opportunities	—	—	—	—	—	—	24,332,083	32,037,738
Davis Venture Value	572,150	—	—	—	—	—	—	91,678,374
“Dogs” of Wall Street	—	—	—	—	—	—	2,800,861	16,970,135
Alliance Growth	376,313,238	118,503,666	—	—	—	—	61,940,460	40,182,493
Capital Growth	8,853,922	—	—	—	—	—	8,816,085	13,502,387
MFS Massachusetts Investor Trust	1,609,115	3,999,880	—	—	—	—	—	16,084,487
Fundamental Growth	90,998,548	6,290,032	—	—	—	—	16,111,188	43,775,621
Blue Chip Growth	909,959	877,890	—	—	—	—	1,810,790	4,019,526
Real Estate	—	—	—	—	—	—	16,731,923	70,395,900
Small Company Value	—	—	—	—	—	—	4,852,017	7,893,533
Mid-Cap Growth	163,972,247	—	—	—	—	—	19,202,046	31,469,868
Aggressive Growth	73,587,791	14,436,415	—	—	—	—	74,996,172	550,176
Growth Opportunities	9,181,170	—	—	—	—	—	7,019,483	7,676,749
Marsico Focused Growth	—	—	—	—	—	—	4,931,016	8,191,225
Technology	22,987,768	3,503,244	—	783,874	—	—	10,567,229	5,090,198
Small & Mid Cap Value	—	—	—	—	—	—	—	57,165,118
International Growth & Income	—	—	—	—	—	—	65,555,852	128,593,845
Global Equities	51,176,204	24,964,783	—	—	—	—	1,538,065	46,006,743
International Diversified Equities	—	—	—	—	—	—	2,947,261	26,895,338
Emerging Markets	—	—	—	—	—	—	61,609,351	7,226,811
Foreign Value	—	—	—	—	—	—	—	45,033,422

Under the current law, losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2010, the Funds elected to defer losses as follows:

	Deferred Post-	Deferred Post-	Deferred Post-
	October Capital	October Currency	October PFIC
Portfolio	Loss	Loss	Loss

Cash Management	$—	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	757,660	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	3,130,641	2,607	—
Telecom Utility	523,388	—	—
Equity Index	169,574	—	—
Growth-Income	—	—	—
Equity Opportunities	748,336	—	—
Davis Venture Value	—	8,311	—
“Dogs” of Wall Street	143,664	—	—
Alliance Growth	802,421	—	—
Capital Growth	—	854	—
MFS Massachusetts Investors	1,346,531	—	—

	Deferred Post-	Deferred Post-	Deferred Post-
	October Capital	October Currency	October PFIC
Portfolio	Loss	Loss	Loss

Fundamental Growth	$1,326,278	$—	$—
Blue Chip Growth	111,092	—	—
Real Estate	—	—	—
Small Company Value	460,029	—	—
Mid-Cap Growth	852,201	—	—
Aggressive Growth	35,940	—	—
Growth Opportunities	375,664	—	—
Marsico Focused Growth	—	—	—
Technology	—	70	—
Small & Mid Cap Value	—	—	—
International Growth & Income	1,379,514	—	—
Global Equities	—	—	—
International Diversified Equities	2,816,200	1,764,422	—
Emerging Markets	152,667	128,312	—
Foreign Value	—	26,852	379,192

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$597,222	$(4,995,456)	$(4,398,234)	$420,370,582
Corporate Bond	89,131,838	(16,368,438)	72,763,400	903,779,042
Global Bond	22,095,129	(10,483,973)	11,611,156	256,897,745
High-Yield Bond	13,599,006	(23,554,459)	(9,955,453)	281,509,645
Total Return Bond	21,720,445	(7,066,264)	14,654,181	535,587,935
Balanced	8,872,807	(8,999,915)	(127,108)	135,551,303
MFS Total Return	69,570,611	(33,087,350)	36,483,261	701,517,315
Telecom Utility	4,040,119	(2,962,698)	1,077,421	34,185,867
Equity Index	3,703,173	(5,979,619)	(2,276,446)	19,164,632
Growth-Income	26,735,599	(10,143,380)	16,592,219	195,379,046
Equity Opportunities	12,154,052	(3,032,280)	9,121,772	86,013,396
Davis Venture Value	348,781,121	(58,985,529)	289,795,592	999,153,524
“Dogs” of Wall Street	3,067,951	(3,638,763)	(570,812)	47,729,990
Alliance Growth	36,087,677	(29,488,410)	6,599,267	397,951,716
Capital Growth	5,785,302	(3,015,550)	2,769,752	60,996,551
MFS Massachusetts Investors Trust	24,571,940	(10,687,100)	13,884,840	209,361,999
Fundamental Growth	13,179,781	(6,086,438)	7,093,343	134,153,726
Blue Chip Growth	2,844,487	(2,042,927)	801,560	45,290,104
Real Estate	47,144,632	(8,061,359)	39,083,273	205,764,719
Small Company Value	15,739,142	(13,935,415)	1,803,727	143,284,887
Mid-Cap Growth	22,598,074	(8,924,527)	13,673,547	129,392,921
Aggressive Growth	10,197,116	(5,385,914)	4,811,202	56,519,094
Growth Opportunities	9,275,887	(6,248,130)	3,027,757	113,100,716
Marsico Focused Growth	11,201,043	(3,111,883)	8,089,160	76,752,505
Technology	1,139,290	(3,885,382)	(2,746,092)	40,341,167
Small & Mid Cap Value	54,921,992	(32,855,807)	22,066,185	413,378,219
International Growth and Income	34,086,958	(18,160,075)	15,926,883	340,555,362
Global Equities	12,217,470	(7,072,197)	5,145,273	98,903,576
International Diversified Equities	32,632,210	(37,123,648)	(4,491,438)	301,299,371
Emerging Markets	20,645,891	(7,120,880)	13,525,011	254,381,859
Foreign Value	55,496,326	(54,557,433)	938,893	455,675,260

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index(2)	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth(2)	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth(3)	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology(4)	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income(5)	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.

(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Capital Growth and Equity Index Portfolios.
(3)	Effective October 1, 2009, the Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the Fundamental Growth Portfolio.
(4)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(5)	The Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio

For the six months ended July 31, 2010, the amount of the investment advisory fees waived were $4,348, $16,595, $37,086, $20,230, and $89,101 for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC(a)	High Yield Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

(a) Effective March 29, 2010, PineBridge Investments, LLC became the subadviser to the High Yield Portfolio.

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
High Yield Bond(3)	$0-$50 million	0.40%
	> $50 million	0.30%
	> $250 million	0.25%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%
Total Return Bond	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index	> $0	0.125%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth(2)	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Aggressive Growth	$0-$100 million	0.45%
	> $100 million	0.40%
	> $200 million	0.35%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth(4)	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income@	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Fundamental Growth Portfolio.
(3)	Effective March 29, 2010, PineBridge Investments, LLC assumed subadvisory responsibilities.
(4)	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the combined average daily net assets of the Marsico Focused Growth Portfolio of the SunAmerica Series Trust and the average daily net assets of that portion of the Seasons Series Trust Focus Growth and Income Portfolio that is managed by Marsico.
@	The Subadviser agreed, until further notice to waive 0.05% of the subadvisory fees for the International Growth and Income Portfolio.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended July 31, 2010, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$24,486
Blue Chip Growth	18,909

For the period ended July 31, 2010, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	—	$102,680
Blue Chip Growth	—	88,241

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

During the period April 16, 2009 through July 17, 2009, the High-Yield Bond Portfolio purchased pass through certificates in excess of its investment limitations on pass through certificates of 5% of total assets at the time of acquisition. During the period September 1, 2009 through February 12, 2010 the investments were sold, resulting in a gain of $173,701 of which $30,676 was realized during the six months ended July 31, 2010 and $143,025 was realized during the year ended January 31, 2010.

On March 4, 2009, (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. As of July 31, 2010, the Trust has approximately 79.7% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.7% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the period ended July 31, 2010, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$3,166
MFS Total Return	9,414
Telecom Utility	733
Growth-Income	218
Davis Venture Value	19,883
Alliance Growth	4,204
MFS Massachusetts Investors Trust	2,215
Fundamental Growth	24,558
Blue Chip Growth	3,044
Mid-Cap Growth	1,996
Aggressive Growth	14,396
Growth Opportunities	36,450
Marsico Focused Growth	472
Technology	1,765
Small & Mid Cap Value	30,857
International Growth and Income	40,857
Emerging Markets	91,594
Foreign Value	2,568

6. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2010 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	131,102,358	150,215,166	—	—
Global Bond	102,865,077	101,408,792	27,761,458	32,419,393
High-Yield Bond	150,917,540	170,419,789	—	—
Total Return Bond	99,033,140	79,445,158	493,967,967	405,190,217
Balanced	48,576,835	52,583,514	22,344,151	14,753,749
MFS Total Return	83,411,258	101,175,748	31,602,040	55,944,064
Telecom Utility	9,766,249	11,813,934	—	—
Equity Index	64,431	1,110,373	—	—
Growth-Income	78,759,212	98,740,375	—	—
Equity Opportunities	17,928,950	26,964,986	—	—
Davis Venture Value	93,780,225	184,963,775	—	—
“Dogs” of Wall Street	11,014,119	13,313,849	—	—
Alliance Growth	165,175,217	202,125,985	—	—
Capital Growth	28,087,941	30,240,068	—	—
MFS Massachusetts Investors Trust	34,341,144	21,535,043	—	—
Fundamental Growth	91,548,586	100,482,230	—	—
Blue Chip Growth	34,250,777	24,965,802	—	—
Real Estate	41,121,370	50,926,300	—	—
Small Company Value	17,475,495	7,359,720	—	—
Mid Cap Growth	63,873,642	75,347,426	—	—
Aggressive Growth	22,381,750	26,237,464	—	—
Growth Opportunities	89,784,276	83,331,374	—	—
Marsico Focused Growth	39,774,628	39,294,181	—	—
Technology	55,243,019	61,911,952	—	—
Small & Mid Cap Value	124,467,931	127,299,607	—	—
International Growth and Income	131,279,639	141,519,575	—	—
Global Equities	50,353,191	56,534,335	—	—
International Diversified Equities	29,400,877	33,684,039	—	—
Emerging Markets	235,798,274	237,960,862	—	—
Foreign Value	64,737,403	13,371,213	—	—

7. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,647,346	$60,355,688	15,329,178	$167,300,228	904,184	$9,641,985	2,989,527	$32,564,238
Reinvested dividends	—	—	482,690	5,163,571	—	—	98,555	1,052,780
Shares redeemed	(8,043,957)	(85,968,040)	(26,006,187)	(283,873,093)	(1,442,322)	(15,380,471)	(5,394,807)	(58,730,065)

Net increase (decrease)	(2,396,611)	$(25,612,352)	(10,194,319)	$(111,409,294)	(538,138)	$(5,738,486)	(2,306,725)	$(25,113,047)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	9,315,795	$99,139,158	20,005,381	$217,232,879
Reinvested dividends	—	—	641,819	6,846,690
Shares redeemed	(12,678,352)	(134,943,994)	(33,139,069)	(359,668,716)

Net increase (decrease)	(3,362,557)	$(35,804,836)	(12,491,869)	$(135,589,147)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,272,442	$17,143,629	3,793,379	$44,609,484	257,757	$3,446,676	783,824	$9,059,829
Reinvested dividends	—	—	1,193,366	14,958,784	—	—	232,740	2,913,343
Shares redeemed	(2,776,553)	(37,269,977)	(5,895,885)	(70,647,866)	(632,765)	(8,469,247)	(1,246,407)	(14,818,623)

Net increase (decrease)	(1,504,111)	$(20,126,348)	(909,140)	$(11,079,598)	(375,008)	$(5,022,571)	(229,843)	$(2,845,451)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	4,671,162	$62,506,643	10,638,564	$127,816,321
Reinvested dividends	—	—	2,912,525	36,395,713
Shares redeemed	(6,910,066)	(92,775,707)	(10,204,022)	(119,865,800)

Net increase (decrease)	(2,238,904)	$(30,269,064)	3,347,067	$44,346,234

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	464,167	$5,705,960	1,334,506	$16,398,223	139,689	$1,700,261	346,324	$4,217,360
Reinvested dividends	—	—	414,943	5,155,789	—	—	82,155	1,015,524
Shares redeemed	(1,033,402)	(12,664,569)	(2,542,385)	(30,565,165)	(249,769)	(3,046,714)	(614,667)	(7,331,257)

Net increase (decrease)	(569,235)	$(6,958,609)	(792,936)	$(9,011,153)	(110,080)	$(1,346,453)	(186,188)	$(2,098,373)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,131,912	$25,873,881	4,690,019	$56,948,159
Reinvested dividends	—	—	680,439	8,385,249
Shares redeemed	(2,369,266)	(28,768,339)	(3,749,978)	(44,735,032)

Net increase (decrease)	(237,354)	$(2,894,458)	1,620,480	$20,598,376

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,228,658	$18,194,911	6,988,208	$32,767,392	334,556	$1,873,557	2,031,236	$9,287,806
Reinvested dividends	—	—	1,949,928	10,097,557	—	—	405,816	2,098,261
Shares redeemed	(5,740,990)	(32,077,924)	(8,839,102)	(42,133,617)	(1,079,060)	(6,013,444)	(2,208,241)	(10,472,808)

Net increase (decrease)	(2,512,332)	$(13,883,013)	99,034	$731,332	(744,504)	$(4,139,887)	228,811	$913,259

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	6,052,023	$33,758,838	11,438,392	$54,857,560
Reinvested dividends	—	—	2,025,033	10,458,463
Shares redeemed	(7,266,183)	(40,641,519)	(9,698,950)	(48,148,848)

Net increase (decrease)	(1,214,160)	$(6,882,681)	3,764,475	$17,167,175

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,220,898	28,047,393	7,482,649	$61,141,773	892,506	7,727,801	1,858,271	$14,996,498
Reinvested dividends	—	—	248,393	2,094,034	—	—	49,409	414,840
Shares redeemed	(2,110,807)	(18,324,024)	(4,440,905)	(36,517,301)	(421,308)	(3,646,664)	(804,888)	(6,622,369)

Net increase (decrease)	1,110,091	9,723,369	3,290,137	$26,718,506	471,198	4,081,137	1,102,792	$8,788,969

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	13,958,760	120,513,753	22,636,623	$185,010,223
Reinvested dividends	—	—	508,478	4,259,371
Shares redeemed	(6,566,856)	(57,180,254)	(6,584,087)	(53,411,947)

Net increase (decrease)	7,391,904	63,333,499	16,561,014	$135,857,647

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	253,501	$3,383,815	691,853	$8,280,563	63,855	$859,660	329,424	$3,613,290
Reinvested dividends	—	—	240,264	3,054,257	—	—	28,779	365,647
Shares redeemed	(650,965)	(8,679,716)	(1,916,688)	(22,323,143)	(145,549)	(1,938,764)	(470,489)	(5,210,220)

Net increase (decrease)	(397,464)	$(5,295,901)	(984,571)	$(10,988,323)	(81,694)	$(1,079,104)	(112,286)	$(1,231,283)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	367,330	$4,886,157	694,027	$8,347,149
Reinvested dividends	—	—	41,170	522,698
Shares redeemed	(193,322)	(2,558,401)	(478,092)	(5,601,654)

Net increase (decrease)	174,008	$2,327,756	257,105	$3,268,193

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	551,304	$7,675,819	1,706,591	$21,351,870	98,173	$1,358,342	253,366	$3,237,403
Reinvested dividends	—	—	978,355	13,126,915	—	—	169,639	2,274,371
Shares redeemed	(2,738,168)	(37,984,061)	(6,609,337)	(81,746,158)	(535,466)	(7,404,629)	(1,363,591)	(16,923,850)

Net increase (decrease)	(2,186,864)	$(30,308,242)	(3,924,391)	$(47,267,373)	(437,293)	$(6,046,287)	(940,586)	$(11,412,076)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,187,096	$16,365,857	3,375,499	$42,488,042
Reinvested dividends	—	—	913,473	12,235,499
Shares redeemed	(2,882,090)	(39,817,439)	(4,916,830)	(61,126,204)

Net increase (decrease)	(1,694,994)	$(23,451,582)	(627,858)	$(6,402,663)

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	86,796	$826,980	182,953	$1,553,396	14,536	$137,949	40,847	$348,765
Reinvested dividends	—	—	137,032	1,259,984	—	—	20,025	184,051
Shares redeemed	(368,037)	(3,466,463)	(823,965)	(6,861,254)	(61,082)	(576,740)	(152,361)	(1,284,279)

Net increase (decrease)	(281,241)	$(2,639,483)	(503,980)	$(4,047,874)	(46,546)	$(438,791)	(91,489)	$(751,463)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	134,166	$1,266,313	312,684	$2,476,662
Reinvested dividends	—	—	51,601	473,782
Shares redeemed	(142,411)	(1,342,996)	(337,390)	(2,786,363)

Net increase (decrease)	(8,245)	$(76,683)	26,895	$164,081

	Equity Index Portfolio
	Class 1
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	91,024	$862,002	320,659	$2,527,314
Reinvested dividends	—	—	48,198	431,681
Shares redeemed	(171,922)	(1,623,440)	(760,353)	(6,109,739)

Net increase (decrease)	(80,898)	$(761,438)	(391,496)	$(3,150,744)

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	77,999	$1,366,472	262,952	$4,091,554	5,480	$93,319	23,301	$367,501
Reinvested dividends	—	—	163,870	2,823,983	—	—	8,949	154,192
Shares redeemed	(1,121,503)	(19,827,681)	(2,952,546)	(44,877,396)	(77,550)	(1,365,928)	(239,635)	(3,539,749)

Net increase (decrease)	(1,043,504)	$(18,461,209)	(2,525,724)	$(37,961,859)	(72,070)	$(1,272,609)	(207,385)	$(3,018,056)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	92,571	$1,618,898	118,121	$1,787,993
Reinvested dividends	—	—	11,147	191,992
Shares redeemed	(100,171)	(1,766,940)	(238,020)	(3,618,031)

Net increase (decrease)	(7,600)	$(148,042)	(108,752)	$(1,638,046)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	138,854	$1,405,740	355,628	$2,988,429	49,845	$501,199	63,968	$541,619
Reinvested dividends	—	—	74,462	717,311	—	—	9,074	87,348
Shares redeemed	(645,343)	(6,547,642)	(1,762,664)	(14,765,141)	(107,477)	(1,088,737)	(260,850)	(2,086,950)

Net increase (decrease)	(506,489)	$(5,141,902)	(1,332,574)	$(11,059,401)	(57,632)	$(587,538)	(187,808)	$(1,457,983)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	133,315	$1,333,374	225,619	$1,903,551
Reinvested dividends	—	—	32,286	310,430
Shares redeemed	(398,323)	(4,034,430)	(992,432)	(8,415,459)

Net increase (decrease)	(265,008)	$(2,701,056)	(734,527)	$(6,201,478)

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	416,833	$8,674,677	1,408,325	$24,695,954	60,042	$1,231,489	250,155	$4,303,311
Reinvested dividends	—	—	1,309,604	26,077,597	—	—	176,140	3,504,505
Shares redeemed	(3,577,745)	(74,318,651)	(9,124,253)	(156,610,315)	(583,607)	(12,050,208)	(1,408,315)	(24,114,258)

Net increase (decrease)	(3,160,912)	$(65,643,974)	(6,406,324)	$(105,836,764)	(523,565)	$(10,818,719)	(982,020)	$(16,306,442)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,900,432	$38,861,192	3,081,245	$52,407,164
Reinvested dividends	—	—	955,761	18,989,553
Shares redeemed	(2,479,636)	(51,160,341)	(5,687,192)	(99,827,604)

Net increase (decrease)	(579,204)	$(12,299,149)	(1,650,186)	$(28,430,887)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	137,071	$960,269	413,868	$2,381,066	16,746	$116,848	81,819	$447,478
Reinvested dividends	—	—	173,954	1,108,690	—	—	52,419	333,874
Shares redeemed	(434,874)	(3,056,700)	(1,184,052)	(6,764,268)	(167,875)	(1,173,004)	(309,793)	(1,794,053)

Net increase (decrease)	(297,803)	$(2,096,431)	(596,230)	$(3,274,512)	(151,129)	$(1,056,156)	(175,555)	$(1,012,701)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	535,956	$3,717,889	458,945	$2,673,887
Reinvested dividends	—	—	89,856	571,723
Shares redeemed	(360,163)	(2,522,089)	(564,544)	(3,285,655)

Net increase (decrease)	175,793	$1,195,800	(15,743)	$(40,045)

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	201,150	$4,069,123	542,176	$9,225,916	52,076	$1,046,334	132,091	$2,371,808
Reinvested dividends	—	—	75,286	1,524,536	—	—	6,911	139,713
Shares redeemed	(1,305,939)	(26,693,928)	(3,540,694)	(60,937,513)	(208,560)	(4,249,094)	(547,921)	(9,378,799)

Net increase (decrease)	(1,104,789)	$(22,624,805)	(2,923,232)	$(50,187,061)	(156,484)	$(3,202,760)	(408,919)	$(6,867,278)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	226,976	$4,393,494	360,755	$6,507,075
Reinvested dividends	—	—	24,931	501,907
Shares redeemed	(720,677)	(14,624,928)	(1,962,239)	(34,114,935)

Net increase (decrease)	(493,701)	$(10,231,434)	(1,576,553)	$(27,105,953)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	109,327	$824,633	603,018	$3,848,348	16,927	$124,663	72,364	$458,208
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(278,987)	(2,108,449)	(543,996)	(3,567,566)	(51,156)	(389,171)	(142,225)	(883,424)

Net increase (decrease)	(169,660)	$(1,283,816)	59,022	$280,782	(34,229)	$(264,508)	(69,861)	$(425,216)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	484,420	$3,462,464	977,558	$6,225,644
Reinvested dividends	—	—	—	—
Shares redeemed	(522,251)	(3,936,999)	(2,044,120)	(12,986,506)

Net increase (decrease)	(37,831)	$(474,535)	(1,066,562)	$(6,760,862)

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	295,668	$3,842,597	515,649	$5,972,309	78,874	$1,009,246	145,297	$1,666,234
Reinvested dividends	—	—	75,104	917,858	—	—	13,558	165,705
Shares redeemed	(772,352)	(9,783,874)	(1,652,359)	(17,891,930)	(150,072)	(1,897,646)	(339,880)	(3,782,295)

Net increase (decrease)	(476,684)	$(5,941,277)	(1,061,606)	$(11,001,763)	(71,198)	$(888,400)	(181,025)	$(1,950,356)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,616,159	$32,790,215	3,760,483	$40,667,958
Reinvested dividends	—	—	92,487	1,129,017
Shares redeemed	(784,690)	(9,897,485)	(1,504,462)	(16,607,908)

Net increase (decrease)	1,831,469	$22,892,730	2,348,508	$25,189,067

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	48,287	$677,393	130,466	$1,499,879	9,112	$130,976	25,245	$285,848
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(457,448)	(6,362,047)	(1,035,008)	(11,974,080)	(33,317)	(453,244)	(73,395)	(857,656)

Net increase (decrease)	(409,161)	$(5,684,654)	(904,542)	$(10,474,201)	(24,205)	$(322,268)	(48,150)	$(571,808)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	382,646	$5,037,719	583,010	$6,654,470
Reinvested dividends	—	—	—	—
Shares redeemed	(401,590)	(5,474,602)	(1,423,070)	(16,396,173)

Net increase (decrease)	(18,944)	$(436,883)	(840,060)	$(9,741,703)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	309,699	$1,996,538	745,516	$3,998,256	22,423	$139,051	63,205	$338,125
Reinvested dividends	—	—	5,824	36,172	—	—	1,257	7,807
Shares redeemed	(266,367)	(1,719,614)	(922,612)	(4,942,489)	(79,934)	(517,144)	(236,041)	(1,286,178)

Net increase (decrease)	43,332	$276,924	(171,272)	$(908,061)	(57,511)	$(378,093)	(171,579)	$(940,246)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,063,287	$13,202,935	1,670,885	$9,760,559
Reinvested dividends	—	—	1,378	8,545
Shares redeemed	(432,382)	(2,775,556)	(796,911)	(4,409,531)

Net increase (decrease)	1,630,905	$10,427,379	875,352	$5,359,573

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	426,023	$4,621,625	616,724	$4,634,391	75,730	$793,790	159,074	$1,136,432
Reinvested dividends	—	—	89,758	826,999	—	—	20,229	185,932
Shares redeemed	(745,976)	(7,886,684)	(1,825,377)	(14,025,558)	(168,780)	(1,784,307)	(392,306)	(3,059,728)

Net increase (decrease)	(319,953)	$(3,265,059)	(1,118,895)	$(8,564,168)	(93,050)	$(990,517)	(213,003)	$(1,737,364)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,153,935	$22,987,447	6,145,051	$42,684,244
Reinvested dividends	—	—	280,948	2,576,384
Shares redeemed	(2,212,549)	(23,365,151)	(5,248,696)	(42,769,130)

Net increase (decrease)	(58,614)	$(377,704)	1,177,303	$2,491,498

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	66,185	$1,002,635	21,849	$241,693	1,843,241	$26,192,417	2,502,592	$27,343,564
Reinvested dividends	—	—	2,141	29,215	—	—	43,477	590,781
Shares redeemed	(68,320)	(988,888)	(71,352)	(756,685)	(982,945)	(14,118,229)	(1,981,930)	(22,663,329)

Net increase (decrease)	(2,135)	$13,747	(47,362)	$(485,777)	860,296	$12,074,188	564,139	$5,271,016

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	285,432	$2,679,007	1,147,981	$8,506,765	81,772	$751,635	271,996	$1,999,377
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,069,883)	(9,875,522)	(2,090,571)	(15,253,122)	(324,631)	(2,974,082)	(843,862)	(6,095,039)

Net increase (decrease)	(784,451)	$(7,196,515)	(942,590)	$(6,746,357)	(242,859)	$(2,222,447)	(571,866)	$(4,095,662)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,205,448	$10,991,015	1,552,992	$11,703,395
Reinvested dividends	—	—	—	—
Shares redeemed	(1,075,216)	(9,729,163)	(2,069,245)	(15,176,494)

Net increase (decrease)	130,232	$1,261,852	(516,253)	$(3,473,099)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	333,639	$2,860,952	587,854	$3,918,067	15,581	$133,321	60,057	$411,744
Reinvested dividends	—	—	7,755	59,998	—	—	—	—
Shares redeemed	(747,833)	(6,337,631)	(1,892,927)	(12,513,244)	(79,589)	(666,807)	(176,073)	(1,143,893)

Net increase (decrease)	(414,194)	$(3,476,679)	(1,297,318)	$(8,535,179)	(64,008)	$(533,486)	(116,016)	$(732,149)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	338,321	$2,848,549	353,069	$2,533,673
Reinvested dividends	—	—	—	—
Shares redeemed	(303,629)	(2,526,800)	(373,472)	(2,497,233)

Net increase (decrease)	34,692	$321,749	(20,403)	$36,440

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	392,713	$2,415,743	663,780	$3,271,915	62,561	$369,672	119,442	$580,111
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(486,078)	(2,901,431)	(863,766)	(4,284,885)	(156,177)	(934,051)	(205,584)	(1,000,391)

Net increase (decrease)	(93,365)	$(485,688)	(199,986)	$(1,012,970)	(93,616)	$(564,379)	(86,142)	$(420,280)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,652,297	$21,504,275	6,052,260	$29,531,545
Reinvested dividends	—	—	—	—
Shares redeemed	(1,648,066)	(9,645,869)	(2,358,462)	(11,647,881)

Net increase (decrease)	2,004,231	$11,858,406	3,693,798	$17,883,664

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	68,185	$541,293	222,461	$1,476,726	29,214	$223,646	124,138	$814,992
Reinvested dividends	—	—	22,455	169,551	—	—	15,568	116,447
Shares redeemed	(375,625)	(2,984,518)	(1,287,567)	(8,231,536)	(325,804)	(2,541,201)	(820,890)	(5,234,409)

Net increase (decrease)	(307,440)	$(2,443,225)	(1,042,651)	$(6,585,259)	(296,590)	$(2,317,555)	(681,184)	$(4,302,970)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,370,114	$10,565,441	1,514,800	$10,696,541
Reinvested dividends	—	—	23,200	172,561
Shares redeemed	(627,549)	(4,870,161)	(1,036,099)	(6,896,593)

Net increase (decrease)	742,565	$5,695,280	501,901	$3,972,509

	Technology Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	642,487	$1,562,774	4,066,498	$7,897,147	220,676	$533,403	1,000,403	$1,930,329
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,018,907)	(4,752,115)	(2,740,872)	(5,341,568)	(423,869)	(1,007,265)	(931,365)	(1,781,860)

Net increase (decrease)	(1,376,420)	$(3,189,341)	1,325,626	$2,555,579	(203,193)	$(473,862)	69,038	$148,469

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,332,997	$3,189,429	5,234,930	$10,239,141
Reinvested dividends	—	—	—	—
Shares redeemed	(1,837,134)	(4,337,577)	(3,182,596)	(6,167,563)

Net increase (decrease)	(504,137)	$(1,148,148)	2,052,334	$4,071,578

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	111,156	$1,655,437	209,164	$2,325,430	4,354,766	$64,255,834	5,857,328	$64,595,504
Reinvested dividends	—	—	75,774	1,017,673	—	—	1,033,666	13,859,427
Shares redeemed	(289,731)	(4,355,676)	(657,592)	(7,306,679)	(3,568,349)	(53,783,908)	(7,517,195)	(88,485,476)

Net increase (decrease)	(178,575)	$(2,700,239)	(372,654)	$(3,963,576)	786,417	$10,471,926	(626,201)	$(10,030,545)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	582,728	$4,816,889	1,342,547	$10,075,094	71,729	$583,891	163,525	$1,220,486
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,543,128)	(12,892,238)	(4,525,847)	(32,746,703)	(247,716)	(2,070,032)	(539,402)	(3,922,103)

Net increase (decrease)	(960,400)	$(8,075,349)	(3,183,300)	$(22,671,609)	(175,987)	$(1,486,141)	(375,877)	$(2,701,617)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,072,258	$24,404,473	5,999,260	$40,318,512
Reinvested dividends	—	—	—	—
Shares redeemed	(2,177,900)	(18,037,583)	(6,923,067)	(51,988,755)

Net increase (decrease)	894,358	$6,366,890	(923,807)	$(11,670,243)

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	118,290	$1,477,443	279,805	$3,046,983	58,456	$698,921	61,063	$713,972
Reinvested dividends	—	—	170,437	2,102,998	—	—	15,909	195,711
Shares redeemed	(660,851)	(8,175,820)	(1,700,978)	(17,847,028)	(110,570)	(1,348,099)	(162,647)	(1,680,308)

Net increase (decrease)	(542,561)	$(6,698,377)	(1,250,736)	$(12,697,047)	(52,114)	$(649,178)	(85,675)	$(770,625)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	261,101	$3,181,815	352,830	$3,979,842
Reinvested dividends	—	—	42,966	527,583
Shares redeemed	(252,645)	(3,064,027)	(466,632)	(4,905,401)

Net increase (decrease)	8,456	$117,788	(70,836)	$(397,976)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	490,282	$4,044,621	1,132,735	$8,385,324	209,495	$1,701,390	401,789	$2,946,449
Reinvested dividends	—	—	124,513	1,069,456	—	—	40,806	348,694
Shares redeemed	(1,323,772)	(10,764,747)	(3,448,069)	(24,593,016)	(452,986)	(3,668,684)	(1,124,670)	(8,002,972)

Net increase (decrease)	(833,490)	$(6,720,126)	(2,190,821)	$(15,138,236)	(243,491)	$(1,967,294)	(682,075)	$(4,707,829)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,601,357	$12,887,336	2,468,280	$17,571,173
Reinvested dividends	—	—	261,393	2,231,616
Shares redeemed	(2,505,153)	(20,293,937)	(6,826,051)	(49,073,231)

Net increase (decrease)	(903,796)	$(7,406,601)	(4,096,378)	$(29,270,442)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,320,116	$10,406,866	5,274,490	$33,500,779	146,281	$1,124,780	765,563	$4,571,174
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,545,659)	(19,719,174)	(6,237,254)	(39,650,923)	(335,890)	(2,571,111)	(999,536)	(6,342,289)

Net increase (decrease)	(1,225,543)	$(9,312,308)	(962,764)	$(6,150,144)	(189,609)	$(1,446,331)	(233,973)	$(1,771,115)

	Class 3
	For the six months ended
	July 31, 2010		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,463,331	$18,988,632	5,599,655	$36,179,776
Reinvested dividends	—	—	—	—
Shares redeemed	(2,565,219)	(19,526,955)	(7,350,402)	(45,772,003)

Net increase (decrease)	(101,888)	$(538,323)	(1,750,747)	$(9,592,227)

	Foreign Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2010		For the year ended		July 31, 2010		For the year ended
	(unaudited)		January 31, 2010		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	113,475	$1,420,421	188,745	$2,203,325	5,806,564	$73,214,531	6,129,046	$74,183,422
Reinvested dividends	—	—	143,043	1,962,652	—	—	1,337,803	18,353,225
Shares redeemed	(367,168)	(4,651,864)	(692,084)	(8,205,835)	(2,794,758)	(35,356,550)	(6,541,966)	(78,204,705)

Net increase (decrease)	(253,693)	$(3,231,443)	(360,296)	$(4,039,858)	3,011,806	$37,857,981	924,883	$14,331,942

8. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2010:

			Wachovia
	J P Morgan	Oppenheimer &	Sanford G Bernstein
Portfolio	Securities, Inc.	Co., Inc.	Co. LLC

Capital Growth	$—	$564	$—
Equity Opportunities	—	544	—
Small & Mid Cap Value	—	—	724
Global Equities	1,012	—	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2010, the following Portfolio recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Value at
Portfolio	Security	Income	January 31, 2010	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	July 31, 2010

Equity Index	American International Group, Inc.	$—	$5,718	$—	$—	$—	$(1,670)	$—	$5,718

9. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2010: The Global Bond Portfolio had 20.7% of its net assets invested in securities domiciled in Germany. The International Growth and Income Portfolio had 18.3% and 17.9% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively. Additionally, International Diversified Equities Portfolio had 19.0% of its net assets invested in Japan, the Emerging Market Portfolio had 19.8% of net assets in Brazil, and Foreign Value Portfolio had 18.8% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2010, the Real Estate Portfolio had 76.6% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2010, the Technology Portfolio had 85.7% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2010, the Telecom Utilities Portfolio had 92.0% of its net assets invested in utility companies.

10. Lines of Credit:  The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2010, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Corporate Bond Fund	12	$5,404	$10,507,140	1.52%
Global Bond Portfolio	1	31	715,061	1.55
High-Yield Bond	49	5,646	2,746,484	1.52
Telecom Utility Portfolio	2	12	140,942	1.50
Growth Income Portfolio	11	86	189,972	1.48
Equity Opportunities Portfolio	12	66	139,157	1.43
Davis Venture Value Portfolio	2	49	588,823	1.50
Alliance Growth	81	2,609	762,730	1.51
Capital Growth	14	51	84,198	1.55
Mid-Cap Growth	3	50	390,426	1.47
Technology	9	42	112,763	1.45
Small & Mid- Cap Value Portfolio	4	200	1,206,303	1.49
International Growth and Income	15	1,476	2,359,823	1.51
Global Equities	19	249	309,306	1.52

11. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2010, none of the Portfolios participated in this program.

12. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended July 31, 2010, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

MFS Total Return	$91,828	$—	$—
Telecom Utility	6,600	38,583	(30,271)
Equity Opportunities	—	88,868	17,065
Capital Growth	184,213	37,460	(17,341)
Growth Opportunities	—	350,992	128,686

13. Subsequent Events:  At a meeting on September 21, 2010, the Board of Trustees did not approve the continuation of the subadvisory agreement between SAAMCo and FAF Advisors, Inc. with the respect to the Equity Index Portfolio. Effective October 1, 2010, SAAMCo as investment adviser to the Trust will assume day-to-day management of the Portfolio.

Additionally, on September 21, 2010, the Board approved the termination of AllianceBernstein L.P. as the sub-adviser to the Growth-Income Portfolio and approved the appointment of J.P. Morgan Investment Management, Inc. as sub-adviser to take place on or about November 15, 2010.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Cash Management Portfolio — Class 1
01/31/06	$10.69	$0.32	$—	$0.32	$(0.09)	$—	$(0.09)	$10.92	3.04%	$191,254	0.54%		2.91%		—%
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50		4.63		—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51		4.81		—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49		2.03		—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51		(0.05)		—
07/31/10@	10.69	(0.02)	0.01	(0.01)	—	—	—	10.68	(0.09)	158,613	0.50	†	(0.28	)†	—

Cash Management Portfolio — Class 2
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69		2.75		—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65		4.48		—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66		4.66		—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90		—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)		—
07/31/10@	10.67	(0.02)	0.00	(0.02)	—	—	—	10.65	(0.19)	32,577	0.65	†	(0.43	)†	—

Cash Management Portfolio — Class 3
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79		2.70		—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75		4.40		—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77		4.55		—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73		—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)		—
07/31/10@	10.66	(0.03)	0.00	(0.03)	—	—	—	10.63	(0.28)	224,056	0.75	†	(0.53	)†	—

Corporate Bond Portfolio — Class 1
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62		5.23		44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60		5.53		41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59		5.42		29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41		59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18		33
07/31/10@	13.15	0.44	0.37	0.81	—	—	—	13.96	6.16	255,696	0.59	†	6.62	†	13

Corporate Bond Portfolio — Class 2
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77		5.08		44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75		5.38		41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74		5.27		29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25		59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03		33
07/31/10@	13.13	0.43	0.37	0.80	—	—	—	13.93	6.09	48,722	0.74	†	6.47	†	13

Corporate Bond Portfolio — Class 3
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87		4.96		44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85		5.25		41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84		5.16		29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23		59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90		33
07/31/10@	13.10	0.42	0.37	0.79	—	—	—	13.89	6.03	689,941	0.84	†	6.37	†	13

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/06	$11.74	$0.28	$0.06	$0.34	$(0.38)	$(0.06)	$(0.44)	$11.64	2.98%	$97,472	0.83%		2.40%		164%
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
07/31/10@	12.33	0.13	0.25	0.38	—	—	—	12.71	3.08	84,597	0.74	†	2.18	†	51

Global Bond Portfolio — Class 2
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
07/31/10@	12.26	0.12	0.25	0.37	—	—	—	12.63	3.02	17,339	0.89	†	2.03	†	51

Global Bond Portfolio — Class 3
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
07/31/10@	12.22	0.12	0.24	0.36	—	—	—	12.58	2.95	163,640	0.99	†	1.93	†	51

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/06	$7.30	$0.57	$0.16	$0.73	$(0.77)	$—	$(0.77)	$7.26	10.65%	$242,766	0.74	%(1)	7.75	%(1)	71%
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75		10.37		66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	123,988	0.74		10.58		112
07/31/10@	5.49	0.24	0.11	0.35	—	—	—	5.84	6.38 (2)	117,092	0.75	†	8.46	†	56
High-Yield Bond Portfolio — Class 2
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91		10.22		66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	25,358	0.89		10.40		112
07/31/10@	5.48	0.23	0.11	0.34	—	—	—	5.82	6.20 (2)	22,592	0.90	†	8.32	†	56
High-Yield Bond Portfolio — Class 3
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01		10.29		66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	135,691	0.99		10.25		112
07/31/10@	5.47	0.23	0.11	0.34	—	—	—	5.81	6.22 (2)	136,958	1.00	†	8.21	†	56
Total Return Bond Portfolio — Class 1
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81		4.14		348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05	115,667	0.68		3.45		177
07/31/10@	8.56	0.11	0.27	0.38	—	—	—	8.94	4.44	130,733	0.68	†	2.56	†	129
Total Return Bond Portfolio — Class 2
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96		3.89		348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82	24,224	0.83		3.30		177
07/31/10@	8.52	0.10	0.27	0.37	—	—	—	8.89	4.34	29,473	0.83	†	2.41	†	129
Total Return Bond Portfolio — Class 3
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03		3.31		348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77	289,484	0.93		3.14		177
07/31/10@	8.50	0.10	0.26	0.36	—	—	—	8.86	4.24	367,505	0.94	†	2.31	†	129

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Gross of custody credits of 0.01%.

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/06	$13.82	$0.31	$0.30	$0.61	$(0.35)	$—	$(0.35)	$14.08	4.55	%(2)	$224,250	0.73	%(1)	2.16	%(1)	227%
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(4)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80	(1)	2.52	(1)	91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80		93,954	0.84	(1)	2.08	(1)	108
07/31/10@	12.83	0.12	0.41	0.53	—	—	—	13.36	4.13		92,545	0.81	(1)†	1.86	(1)†	52

Balanced Portfolio — Class 2
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(2)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(4)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95	(1)	2.38	(1)	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63		11,919	0.99	(1)	1.93	(1)	108
07/31/10@	12.82	0.11	0.41	0.52	—	—	—	13.34	4.06		11,315	0.96	(1)†	1.71	(1)†	52

Balanced Portfolio — Class 3
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(2)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(4)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06	(1)	2.28	(1)	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43		20,834	1.09	(1)	1.80	(1)	108
07/31/10@	12.80	0.11	0.41	0.52	—	—	—	13.32	4.06		23,990	1.06	(1)†	1.60	(1)†	52

MFS Total Return Portfolio — Class 1
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(3)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	(1)	2.95	(1)	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76		349,752	0.72	(1)	2.87	(1)	38
07/31/10@	13.54	0.17	0.24	0.41	—	—	—	13.95	3.03		330,020	0.72	(1)†	2.49	(1)†	15

MFS Total Return Portfolio — Class 2
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(3)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49		61,969	0.87	(1)	2.73	(1)	38
07/31/10@	13.52	0.16	0.25	0.41	—	—	—	13.93	3.03		57,742	0.87	(1)†	2.34	(1)†	15

MFS Total Return Portfolio — Class 3
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(3)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40		363,791	0.97	(1)	2.60	(1)	38
07/31/10@	13.50	0.15	0.25	0.40	—	—	—	13.90	2.96		350,977	0.97	(1)†	2.24	(1)†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@
Balanced Class 1	0.02%	—%	0.01%	0.01%	0.00%	0.00%
Balanced Class 2	0.02	—	0.01	0.01	0.00	0.00
Balanced Class 3	0.02	—	0.01	0.01	0.00	0.00
MFS Total Return Class 1	0.01	0.01	0.01	0.01	0.01	0.00
MFS Total Return Class 2	0.01	0.01	0.01	0.01	0.01	0.00
MFS Total Return Class 3	0.01	0.01	0.00	0.01	0.01	0.00

(2)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(4)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/06	$8.65	$0.32	$0.60	$0.92	$(0.39)	$—	$(0.39)	$9.18	10.90%	$43,498	0.91	%(2)(3)	3.54	%(2)(3)	6%
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
07/31/10@	9.22	0.18	0.36	0.54	—	—	—	9.76	5.86	21,887	1.19	(2)†	3.74	(2)†	28

Telecom Utility Portfolio — Class 2
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)(3)	3.37	(2)(3)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
07/31/10@	9.21	0.17	0.36	0.53	—	—	—	9.74	5.75	3,237	1.34	(2)†	3.58	(2)†	28

Telecom Utility Portfolio — Class 3
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)(3)	3.24	(2)(3)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
07/31/10@	9.20	0.16	0.36	0.52	—	—	—	9.72	5.65	10,064	1.45	(2)†	3.48	(2)†	28

Equity Index Portfolio — Class 1
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
07/31/10@	9.00	0.07	0.24	0.31	—	—	—	9.31	3.44	16,858	0.55	(1)†	1.50	(1)†	1

*	Calculated based upon average shares outstanding.

†	Annualized.

@	Unaudited.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/06(3)	1/07	1/08	1/09	1/10	7/10†@	1/06(3)	1/07	1/08	1/09	1/10	7/10†@

Equity Index Class 1	0.63%	0.67%	0.70%	0.81%	0.87%	0.88%	1.24%	1.28%	1.29%	1.48%	1.36%	1.17%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Telecom Utility Class 1	0.03%	0.04%	0.02%	0.01%	0.01%	0.00%
Telecom Utility Class 2	0.03	0.04	0.02	0.01	0.01	0.00
Telecom Utility Class 3	0.03	0.04	0.02	0.01	0.01	0.00

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/06	$23.25	$0.14	$3.11	$3.25	$(0.14)	$—	$(0.14)	$26.36	14.05%	$715,382	0.61	%(1)	0.58	%(1)	36%
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63	(1)	0.76	(1)	44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
07/31/10@	16.98	0.05	0.15	0.20	—	—	—	17.18	1.18	182,633	0.73	(1)†	0.58	(1)†	35

Growth-Income Portfolio — Class 2
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76	(1)	0.43	(1)	36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
07/31/10@	16.97	0.04	0.14	0.18	—	—	—	17.15	1.06	11,559	0.88	(1)†	0.43	(1)†	35

Growth-Income Portfolio — Class 3
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86	(1)	0.32	(1)	36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
07/31/10@	16.96	0.03	0.14	0.17	—	—	—	17.13	1.00	18,063	0.99	(1)†	0.33	(1)†	35

Equity Opportunities Portfolio — Class 1
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76	(1)	1.46	(1)	55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
07/31/10@	9.69	0.04	0.43	0.47	—	—	—	10.16	4.85	54,713	0.90	†	0.77	†	18

Equity Opportunities Portfolio — Class 2
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91	(1)	1.31	(1)	55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
07/31/10@	9.68	0.03	0.43	0.46	—	—	—	10.14	4.75	8,279	1.05	†	0.62	†	18

Equity Opportunities Portfolio — Class 3
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01	(1)	1.19	(1)	55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
07/31/10@	9.66	0.03	0.43	0.46	—	—	—	10.12	4.76	32,144	1.15	†	0.52	†	18

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Growth-Income Class 1	0.01%	0.01%	0.00%	0.01%	0.00%	0.00%
Growth-Income Class 2	0.01	0.01	0.01	0.01	0.00	0.00
Growth-Income Class 3	0.01	0.01	0.01	0.01	0.00	0.00
Equity Opportunities Class 1	0.05	0.04	0.03	—	—	—
Equity Opportunities Class 2	0.05	0.04	0.02	—	—	—
Equity Opportunities Class 3	0.04	0.04	0.02	—	—	—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/06	$25.94	$0.28	$3.25	$3.53	$(0.28)	$—	$(0.28)	$29.19	13.71%		$1,819,150	0.76	%(1)	1.03	%(1)	14%
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96	(2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
07/31/10@	20.08	0.08	0.14	0.22	—	—	—	20.30	1.10		644,465	0.79	(1)†	0.77	(1)†	7

Davis Venture Value Portfolio — Class 2
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57		224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
07/31/10@	20.06	0.06	0.14	0.20	—	—	—	20.26	1.00		88,390	0.94	(1)†	0.62	(1)†	7

Davis Venture Value Portfolio — Class 3
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49		370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
07/31/10@	20.02	0.05	0.15	0.20	—	—	—	20.22	1.00		556,455	1.05	(1)†	0.52	(1)†	7

“Dogs” of Wall Street Portfolio — Class 1
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91		68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
07/31/10@	6.66	0.10	0.34	0.44	—	—	—	7.10	6.61		24,078	0.78	†	2.96	†	24

“Dogs” of Wall Street Portfolio — Class 2
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75		19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
07/31/10@	6.66	0.10	0.33	0.43	—	—	—	7.09	6.46		7,107	0.93	†	2.82	†	24

“Dogs” of Wall Street Portfolio — Class 3
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75		12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
07/31/10@	6.65	0.09	0.33	0.42	—	—	—	7.07	6.32		16,195	1.03	†	2.71	†	24

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Davis Venture Value Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.00	0.02	0.01	0.00	—	—
“Dogs” of Wall Street Class 2	0.00	0.02	0.01	0.00	—	—
“Dogs” of Wall Street Class 3	0.00	0.02	0.01	0.00	—	—

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/06	$18.08	$0.02	$5.07	$5.09	$(0.08)	$—	$(0.08)	$23.09	28.23%	$878,869	0.66%		0.10%	66%
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66		0.07	91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66		0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68		0.43	98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68		0.91	98
07/31/10@	19.66	0.05	(0.05)	(0.00)	—	—	—	19.66	0.00	235,929	0.70	†	0.52 †	38

Alliance Growth Portfolio — Class 2
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81		(0.06)	66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82		(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81		(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83		0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83		0.76	98
07/31/10@	19.61	0.04	(0.05)	(0.01)	—	—	—	19.60	(0.05)	28,794	0.85	†	0.37 †	38

Alliance Growth Portfolio — Class 3
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91		(0.17)	66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92		(0.18)	91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91		(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93		0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93		0.64	98
07/31/10@	19.53	0.03	(0.05)	(0.02)	—	—	—	19.51	(0.10)	140,804	0.95	†	0.27 †	38

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Alliance Growth Class 1	0.02%	0.01%	0.01%	0.01%	0.01%	0.00%
Alliance Growth Class 2	0.02	0.01	0.01	0.01	0.01	0.00
Alliance Growth Class 3	0.02	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/06	$7.32	$0.02	$0.65	$0.67	$(0.04)	$—	$(0.04)	$7.95	9.15%	$18,639	1.32	%(1)	0.31	%(1)	58%
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47
07/31/10@	7.43	0.00	(0.10)	(0.10)	—	—	—	7.33	(1.35)	9,382	1.04	†	0.12	†	43

Capital Growth Portfolio — Class 2
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47
07/31/10@	7.37	(0.00)	(0.11)	(0.11)	—	—	—	7.26	(1.49)	2,558	1.19	†	(0.03	)†	43

Capital Growth Portfolio — Class 3
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47
07/31/10@	7.33	(0.01)	(0.10)	(0.11)	—	—	—	7.22	(1.50)	51,780	1.30	†	(0.14	)†	43

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08

Capital Growth Class 1	0.01%	0.02%	0.01%
Capital Growth Class 2	0.01	0.02	0.01
Capital Growth Class 3	0.01	0.02	0.01

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/09	1/10	7/10†@	1/06(1)	1/07(1)	1/08(1)	1/09	1/10	7/10†@

Capital Growth Class 1	1.20%	1.19%	1.18%	1.11%	1.05%	1.09%	0.43%	0.40%	(0.18)%	(0.20)%	(0.03)%	0.07%
Capital Growth Class 2	1.35	1.34	1.33	1.26	1.20	1.24	0.28	0.24	(0.34)	(0.35)	(0.16)	(0.08)
Capital Growth Class 3	1.43	1.45	1.45	1.37	1.30	1.35	0.17	0.15	(0.60)	(0.48)	(0.26)	(0.19)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/06	$11.45	$0.08	$1.32	$1.40	$(0.10)	$—	$(0.10)	$12.75	12.28%	$191,335	0.78%		0.65%		45%
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37
07/31/10@	12.30	0.05	0.13	0.18	—	—	—	12.48	1.46	66,774	0.79	†	0.85	†	10

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
07/31/10@	12.29	0.04	0.13	0.17	—	—	—	12.46	1.38	13,885	0.94	†	0.69	†	10

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
07/31/10@	12.27	0.04	0.13	0.17	—	—	—	12.44	1.39	142,716	1.05	†	0.58	†	10

Fundamental Growth Portfolio — Class 1
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
07/31/10@	13.17	(0.01)	0.43	0.42	—	—	—	13.59	3.19	59,665	0.89	(2)†	(0.21	)(2)†	63

Fundamental Growth Portfolio — Class 2
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
07/31/10@	13.08	(0.02)	0.43	0.41	—	—	—	13.49	3.13	3,161	1.04	(2)†	(0.36	)(2)†	63

Fundamental Growth Portfolio — Class 3
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
07/31/10@	13.01	(0.03)	0.42	0.39	—	—	—	13.40	3.00	81,537	1.14	(2)†	(0.47	)(2)†	63

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.01	0.00	0.01	0.01	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.01	0.01	0.00
Fundamental Growth Class 1	0.04	0.02	0.03	0.04	0.05	0.03
Fundamental Growth Class 2	0.04	0.02	0.03	0.04	0.05	0.03
Fundamental Growth Class 3	0.03	0.02	0.03	0.04	0.05	0.03

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/09	1/10(1)	7/10(1)†@	1/06(1)	1/07(1)	1/08(1)	1/09	1/10(1)	7/10(1)†@

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	—	0.96%	0.94%	(0.07)%	(0.19)%	(0.07)%	—	(0.01)%	(0.26)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	—	1.11	1.09	(0.23)	(0.34)	(0.22)	—	(0.15)	(0.41)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	—	1.21	1.19	(0.36)	(0.44)	(0.33)	—	(0.26)	(0.52)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)		net assets(1)(2)		turnover

Blue Chip Growth Portfolio — Class 1
01/31/06	$6.21	$0.01	$0.48	$0.49	$(0.04)	$—	$(0.04)	$6.66	7.89%		$29,581	0.85%		0.18%		109%
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32		23,051	0.85		0.34		154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85		0.34		71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85		0.26		51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85		0.38		45
07/31/10@	6.21	0.01	0.01	0.02	—	—	—	6.23	0.32		11,739	0.85	†	0.15	†	63

Blue Chip Growth Portfolio — Class 2
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91		12,399	1.00		0.03		109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00		0.18		154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00		0.21		71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00		0.11		51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00		0.23		45
07/31/10@	6.21	0.00	0.01	0.01	—	—	—	6.22	0.16		4,552	1.00	†	0.01	†	63

Blue Chip Growth Portfolio — Class 3
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82		10,795	1.10		(0.08)		109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10		0.07		154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10		0.05		71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10		0.01		51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10		0.09		45
07/31/10@	6.20	0.00	0.01	0.01	—	—	—	6.21	0.16		30,014	1.10	†	(0.12	)†	63

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/10(2)	7/10(2)†@	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/10(2)	7/10(2)†@

Blue Chip Growth Class 1	0.94%	0.85%	0.91%	0.93%	0.97%	0.94%	0.09%	0.34%	0.28%	0.17%	0.26%	0.06%
Blue Chip Growth Class 2	1.09	1.00	1.06	1.09	1.12	1.09	(0.06)	0.18	0.15	0.02	0.11	(0.08)
Blue Chip Growth Class 3	1.19	1.10	1.17	1.19	1.22	1.19	(0.17)	0.07	(0.02)	(0.08)	(0.03)	(0.21)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Blue Chip Growth Class 1	0.05%	0.02%	0.01%	0.01%	0.00%	0.01%
Blue Chip Growth Class 2	0.05	0.02	0.01	0.01	0.00	0.01
Blue Chip Growth Class 3	0.05	0.02	0.01	0.01	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/06	$18.19	$0.34	$5.00	$5.34	$(0.42)	$(1.55)	$(1.97)	$21.56	31.37%		$165,987	0.85	%(2)	1.69	%(2)	23%
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(4)	41,157	0.86	(2)	2.58	(2)	71
07/31/10@	9.55	0.12	1.57	1.69	—	—	—	11.24	17.70		44,830	0.85	†	2.35	†	19

Real Estate Portfolio — Class 2
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(4)	10,222	1.01	(2)	2.41	(2)	71
07/31/10@	9.52	0.12	1.56	1.68	—	—	—	11.20	17.65		10,976	1.00	†	2.21	†	19

Real Estate Portfolio — Class 3
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(4)	161,896	1.11	(2)	2.25	(2)	71
07/31/10@	9.50	0.11	1.55	1.66	—	—	—	11.16	17.47		189,597	1.10	†	2.11	†	19

Small Company Value Portfolio — Class 1
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
07/31/10@	13.07	0.03	0.94	0.97	—	—	—	14.04	7.42		4,052	1.10	†	0.45	†	6

Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	(1)	(0.54	)(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
07/31/10@	13.01	0.01	0.94	0.95	—	—	—	13.96	7.30		141,121	1.36	†	0.19	†	6

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(2)	1/07	1/08	1/06(2)	1/07	1/08

Small Company Value Class 1	1.82%	1.46%	1.18%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	2.03	1.53	1.44	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Real Estate Class 1	0.00%	—	—	0.00%	0.01%
Real Estate Class 2	0.00	—	—	0.00	0.01
Real Estate Class 3	0.00	—	—	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

(4)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)	turnover

Mid-Cap Growth Portfolio — Class 1
01/31/06	$8.75	$(0.03)	$1.11	$1.08	$—	$—	$—	$9.83	12.34%	$144,202	0.82%		(0.33)%	83%
01/31/07	9.83	0.02	0.10	0.12	—	—	—	9.95	1.22	116,485	0.82		0.22	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87		(0.37)	185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88		(0.40)	97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)	84
07/31/10@	8.60	(0.01)	0.63	0.62	—	—	—	9.22	7.21	47,832	0.90	†	(0.21)†	44

Mid-Cap Growth Portfolio — Class 2
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	9.76	12.06	52,229	0.97		(0.48)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98		0.07	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02		(0.53)	185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)	97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)	84
07/31/10@	8.50	(0.02)	0.62	0.60	—	—	—	9.10	7.06	20,144	1.05	†	(0.36)†	44

Mid-Cap Growth Portfolio — Class 3
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	9.73	12.10	75,391	1.07		(0.58)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08		0.01	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12		(0.64)	185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)	97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)	84
07/31/10@	8.45	(0.02)	0.61	0.59	—	—	—	9.04	6.98	76,625	1.15	†	(0.47)†	44

Aggressive Growth Portfolio — Class 1
01/31/06	10.10	0.01	1.50	1.51	—	—	—	11.61	14.95	174,880	0.79		0.05	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81		0.56	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80		0.31	143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)	943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)	238
07/31/10@	7.87	(0.01)	0.33	0.32	—	—	—	8.19	4.07	45,727	0.89	†	(0.36)†	35

Aggressive Growth Portfolio — Class 2
01/31/06	10.07	0.00	1.49	1.49	—	—	—	11.56	14.80	15,101	0.94		(0.09)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96		0.41	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95		0.16	143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)	943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)	238
07/31/10@	7.84	(0.02)	0.32	0.30	—	—	—	8.14	3.83	3,868	1.04	†	(0.51)†	35

Aggressive Growth Portfolio — Class 3
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	11.52	14.74	12,071	1.04		(0.17)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06		0.35	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05		0.03	143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)	943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)	238
07/31/10@	7.80	(0.02)	0.32	0.30	—	—	—	8.10	3.85	13,322	1.14	†	(0.62)†	35

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@
Mid-Cap Growth Class 1	0.03%	0.02%	0.01%	0.01%	0.01%	0.00%
Mid-Cap Growth Class 2	0.03	0.02	0.01	0.01	0.01	0.00
Mid-Cap Growth Class 3	0.03	0.02	0.01	0.01	0.01	0.00
Aggressive Growth Class 1	0.05	0.03	0.05	0.14	0.02	0.04
Aggressive Growth Class 2	0.05	0.03	0.05	0.14	0.02	0.04
Aggressive Growth Class 3	0.05	0.03	0.05	0.14	0.02	0.04

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/06	$4.99	$(0.02)	$1.07	$1.05	$—	$—	$—	$6.04	21.04%	$18,641	1.00	%(1)(2)	(0.49	)%(1)(2)	228%
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13	23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93	21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(2)	(0.61	)(2)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(2)	(0.61	)(2)	261
07/31/10@	5.51	(0.01)	0.41	0.40	—	—	—	5.91	7.26	12,918	0.86	†(2)	(0.52	)†(2)	81

Growth Opportunities Portfolio — Class 2
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77	7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18	9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(2)	(0.76	)(2)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(2)	(0.76	)(2)	261
07/31/10@	5.43	(0.02)	0.42	0.40	—	—	—	5.83	7.37	4,352	1.01	†(2)	(0.66	)†(2)	81

Growth Opportunities Portfolio — Class 3
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61	5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03	33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(2)	(0.86	)(2)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(2)	(0.85	)(2)	261
07/31/10@	5.40	(0.02)	0.41	0.39	—	—	—	5.79	7.22	99,522	1.11	†(2)	(0.77	)†(2)	81

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/06(2)	1/07	1/06(2)	1/07

Growth Opportunities Class 1	1.02%	0.94%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.17	1.10	(0.66)	(0.65)
Growth Opportunities Class 3	1.27	1.21	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Growth Opportunities Class 1	0.03%	—	—	0.01%	0.05%	0.07%
Growth Opportunities Class 2	0.03	—	—	0.01	0.05	0.07
Growth Opportunities Class 3	0.03	—	—	0.02	0.05	0.07

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)		net assets(1)	turnover

Marsico Focused Growth Portfolio — Class 1
01/31/06	$10.65	$0.00	$2.02	$2.02	$—	$—	$—	$12.67	18.97%	$77,099	0.94%		0.01%	71%
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93		0.17	59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95		0.35	77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97		0.55	77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98		0.49	85
07/31/10@	7.50	0.01	0.28	0.29	—	—	—	7.79	3.87	19,314	0.99	†	0.24 †	48

Marsico Focused Growth Portfolio — Class 2
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09		(0.14)	71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08		0.02	59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10		0.20	77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40	77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13		0.34	85
07/31/10@	7.43	0.00	0.28	0.28	—	—	—	7.71	3.77	17,447	1.14	†	0.09 †	48

Marsico Focused Growth Portfolio — Class 3
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19		(0.26)	71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18		(0.06)	59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20		0.12	77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31	77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23		0.22	85
07/31/10@	7.39	(0.00)	0.27	0.27	—	—	—	7.66	3.65	47,863	1.25	†	(0.03)†	48

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Marsico Focused Growth Class 1	0.02%	0.02%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.02	0.02	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.02	0.02	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/06	$2.46	$(0.02)	$0.36	$0.34	$—	$—	$—	$2.80	13.82%	$25,260	1.19	%(2)	(0.84	)%(2)	95%
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19	(2)	(0.64	)(2)	172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233
07/31/10@	2.18	(0.01)	0.25	0.24	—	—	—	2.42	11.01	11,584	1.13	(1)(2)†	(0.75	)(1)(2)†	146

Technology Portfolio Class 2
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34	(2)	(0.98	)(2)	95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233
07/31/10@	2.15	(0.01)	0.25	0.24	—	—	—	2.39	11.16	4,002	1.28	(1)(2)†	(0.90	)(1)(2)†	146

Technology Portfolio Class 3
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43	(2)	(1.08	)(2)	95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233
07/31/10@	2.14	(0.01)	0.24	0.23	—	—	—	2.37	10.75	22,760	1.38	(1)(2)†	(1.01	)(1)(2)†	146

Small & Mid Cap Value Portfolio Class 2
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21	(2)	0.18	(2)	33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15	(2)	0.63	(2)	46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16	(2)	0.34	(2)	62
07/31/10@	13.45	0.01	1.19	1.20	—	—	—	14.65	8.92	24,931	1.14	(2)†	0.16	(2)†	30

Small & Mid Cap Value Portfolio Class 3
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31	(2)	0.08	(2)	33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25	(2)	0.55	(2)	46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26	(2)	0.23	(2)	62
07/31/10@	13.42	0.01	1.18	1.19	—	—	—	14.61	8.87	410,066	1.24	(2)†	0.07	(2)†	30

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

					Net Investment
	Expenses				Income (Loss)
	1/08(2)	1/09(2)	1/10	7/10(2)†@	1/08(2)	1/09(2)	1/10	7/10(2)†@

Technology Class 1	1.25%	1.32%	1.26%	1.23%	0.07%	(0.69)%	(0.75)%	(0.85)%
Technology Class 2	1.40	1.46	1.41	1.38	(0.12)	(0.83)	(0.90)	(1.00)
Technology Class 3	1.51	1.57	1.51	1.48	(0.18)	(0.94)	(1.00)	(1.11)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Technology Class 1	0.05%	0.03%	0.01%	0.09%	—%	0.01%
Technology Class 2	0.04	0.03	0.01	0.09	—	0.01
Technology Class 3	0.04	0.02	0.01	0.09	—	0.01
Small & Mid-Cap Value Class 2	0.03	0.02	0.01	0.02	0.02	0.01
Small & Mid-Cap Value Class 3	0.03	0.02	0.01	0.02	0.02	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/06	$11.73	$0.21	$2.50	$2.71	$(0.11)	$—	$(0.11)	$14.33	23.25%	$283,464	1.10	%(1)	1.68	%(1)	79%
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(3)	2.15	(1)(3)	133
07/31/10@	8.38	0.12	(0.17)	(0.05)	—	—	—	8.33	(0.60)	94,323	1.00	(1)(3)†	2.83	(1)(3)†	38

International Growth and Income Portfolio — Class 2
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(3)	2.00	(1)(3)	133
07/31/10@	8.40	0.11	(0.17)	(0.06)	—	—	—	8.34	(0.71)	12,760	1.15	(1)(3)†	2.68	(1)(3)†	38

International Growth and Income Portfolio — Class 3
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(3)	1.88	(1)(3)	133
07/31/10@	8.38	0.11	(0.17)	(0.06)	—	—	—	8.32	(0.72)	254,202	1.25	(1)(3)†	2.55	(1)(3)†	38

Global Equities Portfolio — Class 1
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
07/31/10@	11.95	0.08	0.26	0.34	—	—	—	12.29	2.85	72,894	1.08	†	1.28	†	47

Global Equities Portfolio — Class 2
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
07/31/10@	11.91	0.07	0.26	0.33	—	—	—	12.24	2.77	7,549	1.23	†	1.13	†	47

Global Equities Portfolio — Class 3
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
07/31/10@	11.89	0.06	0.26	0.32	—	—	—	12.21	2.69	23,739	1.33	†	1.02	†	47

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

International Growth and Income Class 1	0.03%	0.01%	0.00%	0.01%	0.01%	0.02%
International Growth and Income Class 2	0.03	0.01	0.00	0.01	0.01	0.02
International Growth and Income Class 3	0.03	0.01	0.00	0.01	0.01	0.02
Global Equities Class 1	0.02	—	—	—	—	—
Global Equities Class 2	0.02	—	—	—	—	—
Global Equities Class 3	0.02	—	—	—	—	—

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/09(1)	1/10(1)	7/10(1)†@	1/09(1)	1/10(1)	7/10(1)†@

International Growth and Income Class 1	1.04%	1.05%	1.05%	2.91%	2.10%	2.78%
International Growth and Income Class 2	1.19	1.20	1.20	2.76	1.95	2.63
International Growth and Income Class 3	1.28	1.30	1.30	2.44	1.83	2.50

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/06	$7.67	$0.12	$1.71	$1.83	$(0.13)	$—	$(0.13)	$9.37	24.08%	$190,263	1.11%		1.42%		19%
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
07/31/10@	8.26	0.09	(0.08)	0.01	—	—	—	8.27	0.12	73,377	0.99	†	2.17	†	11

International Diversified Equities Portfolio Class 2
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
07/31/10@	8.21	0.08	(0.08)	0.00	—	—	—	8.21	0.00	28,178	1.14	†	2.03	†	11

International Diversified Equities Portfolio Class 3
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
07/31/10@	8.20	0.08	(0.08)	0.00	—	—	—	8.20	0.00	209,777	1.24	†	1.94	†	11

Emerging Markets Portfolio Class 1
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
07/31/10@	7.50	0.05	0.60	0.65	—	—	—	8.15	8.67	98,173	1.35	(1)†	1.27	(1)†	92

Emerging Markets Portfolio Class 2
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
07/31/10@	7.44	0.05	0.59	0.64	—	—	—	8.08	8.60	11,530	1.50	(1)†	1.12	(1)†	92

Emerging Markets Portfolio Class 3
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
07/31/10@	7.41	0.04	0.59	0.63	—	—	—	8.04	8.50	159,763	1.60	(1)†	1.05	(1)†	92

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10	7/10†@

Emerging Markets Class 1	0.10%	0.06%	0.02%	0.05%	0.07%	0.07%
Emerging Markets Class 2	0.10	0.06	0.02	0.05	0.07	0.07
Emerging Markets Class 3	0.09	0.05	0.02	0.05	0.07	0.07

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/06	$14.44	$0.25	$2.27	$2.52	$—	$(0.02)	$(0.02)	$16.94	17.50%	$68,774	1.16	%(1)	1.61	%(1)	8%
01/31/07	16.94	0.37	3.41	3.78	(0.19)	(0.25)	(0.44)	20.28	22.56	78,103	1.07	(1)	2.06	(1)	13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
07/31/10@	13.04	0.20	(0.42)	(0.22)	—	—	—	12.82	(1.69)	34,066	1.10	(1)†	3.15	(1)†	3

Foreign Value Portfolio Class 3
01/31/06	14.45	0.21	2.29	2.50	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25	(1)	1.41	(1)	8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(1)	1.87	(1)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
07/31/10@	13.04	0.19	(0.42)	(0.23)	—	—	—	12.81	(1.76)	419,436	1.21	(1)†	3.03	(1)†	3

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	01/10	07/10†@

Foreign Value Class 2	0.01%	0.00%	0.00%	0.00%	—	0.00%
Foreign Value Class 3	0.01	0.00	0.00	0.00	—	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
July 31, 2010 (unaudited)

At a meeting held on March 11, 2010, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the Growth Opportunities Portfolio a new subadvisory agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and Invesco Advisers, Inc. (“Invesco”) (the “Invesco Subadvisory Agreement”). In addition, at a meeting held on April 6, 2010, the Board, including the Independent Trustees, approved with respect to the Technology Portfolio a new subadvisory agreement between SunAmerica and RiverSource Investments LLC (“RiverSource”) (the “RiverSource Subadvisory Agreement”). The Invesco Subadvisory Agreement and RiverSource Subadvisory Agreement are collectively referred to as the “Subadvisory Agreements.” Invesco and RiverSource are collectively referred to as the “Subadvisers.”

The Board was reminded that Morgan Stanley Investment Management Inc. (“MSIM”) currently serves as subadviser to the Growth Opportunities Portfolio and the International Diversified Equities Portfolio pursuant to a subadvisory agreement between SunAmerica and MSIM (the “MSIM Agreement”). The Board was informed that Morgan Stanley & Co. (“Morgan Stanley”) had entered into a transaction agreement with Invesco Ltd. (“Invesco”) to sell Morgan Stanley’s Van Kampen Asset Management business (“Van Kampen”) and portions of MSIM to Invesco (the “Van Kampen Transaction”). The Board was then informed that certain portfolio management teams would join Invesco Advisers, a subsidiary of Invesco, including the Van Kampen team responsible for managing the Growth Opportunities Portfolio, upon the closing of the Van Kampen Transaction. It was noted that MSIM would continue to manage the SAST International Diversified Equities Portfolio. It is anticipated that the Van Kampen Transaction will close in mid-2010.

Next, the Board was reminded that Columbia Management Advisors, LLC (“CMA”) currently serves as subadviser to the Technology Portfolio and the Cash Management Portfolio pursuant to a subadvisory agreement between SunAmerica and CMA (the “CMA Agreement”). The Board was informed that Bank of America Corporation had entered into a transaction agreement with Ameriprise, Inc. (“Ameriprise”) to sell portions of CMA to Ameriprise (the “CMA Transaction”). The Board was then informed that the CMA portfolio management team responsible for managing the Technology Portfolio would not be managing the Portfolio upon the close of the CMA Transaction and that a new portfolio manager would be responsible for managing the Portfolio at such time. It was noted that CMA would continue to manage the SAST Cash Management Portfolio. It was additionally reported that on or about the closing of the CMA Transaction, RiverSource would change its name to Columbia Management Investments Advisers, LLC and CMA would change its name to BofA Advisors, LLC. The CMA Transaction closed on May 1, 2010.

The Board received various materials related to certain factors used in its consideration whether to approve the Subadvisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by the Subadvisers; (2) the Subadvisers’ compensation, including the size and structure of the subadvisory fees and comparisons of such fees with those of other subadvisers; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds and against benchmarks and/or indices; (4) indirect costs and benefits potentially derived by the Subadvisers; (5) the terms of the Subadvisory Agreements; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding the Subadvisers’ compliance and regulatory history. In addition, the Board considered the organization capability and financial condition of the Subadvisers and the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica is responsible for the supervision of and coordination of the services provided by the Subadvisers. The Board noted that the Subadvisers would be responsible for providing investment management services on a day-to-day basis to the Portfolios. In such role, each Subadviser would (i) determine the securities to be purchased or sold and executes such documents on behalf of the Portfolio they manage as may be necessary in connection therewith; (ii) provide SunAmerica with records concerning their activities; and (iii) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, each Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of each Subadviser’s staff that would be responsible for providing investment management services to the Portfolios. The Board reviewed each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ subadvisory fees. The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment objectives (the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. It was noted that SunAmerica negotiates the subadvisory fee rates at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

With respect to the subadvisory fees of the Technology Portfolio, the Board considered that the Portfolio’s subadvisory fees would not change as a result of the subadviser change and that the Lipper report reflected that such fees were at the median of its Subadvisor Expense Universe. The Board received and reviewed performance information of the Seligman Global Technology Fund, as presented by RiverSource. It was noted that the portfolio managers who manage the Seligman Global Technology Fund would also be responsible for managing the Technology Portfolio. It was noted that the Seligman Global Technology Portfolio outperformed its index, the MSCI World IT Index, for 8 out of the past 10 calendar years and it outperformed the benchmark for the one-, three- and five-year periods ended December 31, 2009. The Board concluded that the performance of the Seligman Global Technology Fund was satisfactory in light of all factors considered.

With respect to the Growth Opportunities Portfolio, the Board considered that the Portfolio’s subadvisory fees would not change as a result of the subadviser change and that the Lipper report reflected that the subadvisory fees were at the median of its Subadvisor Expense Group/Universe. The Board received and reviewed past performance information prepared by Lipper reflecting annualized returns for the period since inception, and its one, three- and five-year periods ended May 31, 2009. The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Growth Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Cost of Services & Benefits Derived; Profitability and Economies of Scale.

With respect to indirect costs and benefits, management noted that the fees paid under the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under its advisory agreement with the Trust. In addition, it was noted that management negotiated the Subadvisory Agreements and the fees thereunder at arm’s length. The Board concluded that the cost of services to be provided by the Subadvisers with respect to the Portfolios and their profitability were not material factors to the Board’s consideration of the Subadvisory Agreements.

Again, it was noted that there were no changes to either the advisory or subadvisory fee schedules and that the change in Subadvisers would have no impact to SunAmerica’s profitability. With the understanding that the subadvisory fees are paid by SunAmerica out of its advisory fees and that such fees are negotiated at arm’s length, the Board determined that the profitability to the Subadvisers in connection with their relationship to the respective Portfolios was not a material factor in its consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board considered that the Subadvisory Agreements contain breakpoints in the fee schedules, however, since SunAmerica is responsible for the payment of the fees pursuant to the Subadvisory Agreements (and not the Trust), the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios were not a material factor in its consideration at this time.

Terms of Subadvisory Agreements.

The Board reviewed the terms of the Subadvisory Agreements including the duties and responsibilities undertaken by the Subadvisers as discussed above. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Subadvisory Agreements. The Board noted that Invesco Subadvisory Agreement and RiverSource Subadvisory Agreement were substantially similar in all material respects to the MSIM Agreement and CMA Agreement, respectively.

Conclusions.

In reaching its decision to recommend the renewal of the Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Subadvisory Agreements.

Further, based upon its review of the Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreements are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
SPECIAL MEETING OF THE SHAREHOLDERS

Proxy Voting Results

A special meeting of the shareholders of the SunAmerica Series Trust High Yield Bond Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, which provides that PineBridge will manage the assets of the High Yield Bond Portfolio.

Votes In Favor	47,640,875
Votes Against	2,384,152
Votes Abstained	3,935,799

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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SunAmerica®
the retirement specialist

1 SunAmerica Center
Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.7 (R 9/10)

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 8, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 8, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: October 8, 2010